UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Diversified Equity Income Fund (the Fund) Class A shares returned -2.29% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned -3.08% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/90
Excluding sales charges		-2.29	0.13	11.36	6.22
Including sales charges		-7.91	-5.61	10.05	5.59
Class B	03/20/95
Excluding sales charges		-2.65	-0.62	10.53	5.41
Including sales charges		-7.50	-5.19	10.26	5.41
Class C	06/26/00
Excluding sales charges		-2.60	-0.56	10.52	5.43
Including sales charges		-3.57	-1.47	10.52	5.43
Class I	03/04/04	-2.02	0.64	11.85	6.68
Class K	03/20/95	-2.24	0.24	11.50	6.38
Class R*	12/11/06	-2.36	-0.06	11.08	5.91
Class R4*	12/11/06	-2.16	0.46	11.49	6.22
Class R5*	12/11/06	-2.12	0.49	11.79	6.58
Class W*	12/01/06	-2.24	0.17	11.37	6.23
Class Y*	11/08/12	-2.00	0.61	11.67	6.37
Class Z*	09/27/10	-2.17	0.39	11.66	6.36
Russell 1000 Value Index		-3.08	-1.11	13.47	6.45

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2015)
Exxon Mobil Corp.	4.2
Wells Fargo & Co.	3.8
General Electric Co.	3.7
Berkshire Hathaway, Inc., Class B	3.3
JPMorgan Chase & Co.	3.2
Citigroup, Inc.	2.9
Microsoft Corp.	2.7
Bank of America Corp.	2.5
Intel Corp.	2.3
Merck & Co., Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	7.2
Consumer Staples	5.9
Energy	13.1
Financials	30.9
Health Care	11.6
Industrials	11.6
Information Technology	12.0
Materials	1.8
Telecommunication Services	1.9
Utilities	4.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Hugh Mullin, CFA

Russell Bloomfield, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	977.10	1,020.02	5.20	5.31	1.04
Class B	1,000.00	1,000.00	973.50	1,016.23	8.93	9.12	1.79
Class C	1,000.00	1,000.00	974.00	1,016.23	8.93	9.12	1.79
Class I	1,000.00	1,000.00	979.80	1,021.99	3.25	3.32	0.65
Class K	1,000.00	1,000.00	977.60	1,020.47	4.75	4.85	0.95
Class R	1,000.00	1,000.00	976.40	1,018.75	6.44	6.58	1.29
Class R4	1,000.00	1,000.00	978.40	1,021.33	3.90	3.98	0.78
Class R5	1,000.00	1,000.00	978.80	1,021.68	3.55	3.63	0.71
Class W	1,000.00	1,000.00	977.60	1,019.92	5.30	5.41	1.06
Class Y	1,000.00	1,000.00	980.00	1,021.94	3.30	3.37	0.66
Class Z	1,000.00	1,000.00	978.30	1,021.28	3.95	4.04	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.8%
Magna International, Inc., Class A	445,040	20,222,618
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	381,390	16,804,043
Household Durables 1.0%
Toll Brothers, Inc.(a)	674,660	25,083,859
Media 2.7%
Comcast Corp., Class A	454,610	27,667,564
DISH Network Corp., Class A(a)	634,542	39,792,129
Total		67,459,693
Specialty Retail 1.8%
Foot Locker, Inc.	297,650	19,347,250
Home Depot, Inc. (The)	176,420	23,619,110
Total		42,966,360
Total Consumer Discretionary		172,536,573
CONSUMER STAPLES 5.8%
Beverages 1.1%
PepsiCo, Inc.	258,590	25,900,375
Food & Staples Retailing 1.0%
CVS Health Corp.	259,748	24,439,689
Food Products 0.8%
Pinnacle Foods, Inc.	438,610	19,097,079
Tobacco 2.9%
Altria Group, Inc.	586,080	33,758,208
Philip Morris International, Inc.	446,400	39,010,896
Total		72,769,104
Total Consumer Staples		142,206,247
ENERGY 12.8%
Energy Equipment & Services 1.0%
Halliburton Co.	625,230	24,915,415
Oil, Gas & Consumable Fuels 11.8%
BP PLC, ADR	1,145,938	39,649,455
Devon Energy Corp.	735,700	33,849,557
EOG Resources, Inc.	414,080	34,546,694
Exxon Mobil Corp.	1,241,780	101,403,755
Occidental Petroleum Corp.	538,710	40,721,089
Valero Energy Corp.	579,730	41,659,398
Total		291,829,948
Total Energy		316,745,363

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 30.1%
Banks 14.3%
Bank of America Corp.	3,410,820	59,450,593
Citigroup, Inc.	1,279,279	69,196,201
Fifth Third Bancorp	1,004,818	20,769,588
JPMorgan Chase & Co.	1,142,466	76,179,633
PNC Financial Services Group, Inc. (The)	390,179	37,265,996
Wells Fargo & Co.	1,649,835	90,905,908
Total		353,767,919
Capital Markets 4.0%
Charles Schwab Corp. (The)	595,390	20,070,597
Invesco Ltd.	1,161,463	39,129,688
Morgan Stanley	1,148,182	39,382,643
Total		98,582,928
Diversified Financial Services 4.4%
Berkshire Hathaway, Inc., Class B(a)	588,095	78,857,658
Intercontinental Exchange, Inc.	116,890	30,372,698
Total		109,230,356
Insurance 3.4%
ACE Ltd.	318,898	36,625,436
Aon PLC	254,380	24,099,961
MetLife, Inc.	463,903	23,700,804
Total		84,426,201
Real Estate Investment Trusts (REITs) 4.0%
Alexandria Real Estate Equities, Inc.	317,362	29,225,867
American Tower Corp.	244,580	24,306,360
Duke Realty Corp.	1,389,690	28,280,192
Extra Space Storage, Inc.	196,540	16,460,225
Total		98,272,644
Total Financials		744,280,048
HEALTH CARE 11.3%
Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.(a)	32,270	5,758,259
Alkermes PLC(a)	84,120	6,171,043
Incyte Corp.(a)	45,920	5,245,901
Total		17,175,203
Health Care Equipment & Supplies 2.7%
Medtronic PLC	617,215	46,500,978
St. Jude Medical, Inc.	321,536	20,288,922
Total		66,789,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.0%
Aetna, Inc.	250,252	25,713,393
Cardinal Health, Inc.	286,829	24,911,098
Total		50,624,491
Pharmaceuticals 5.9%
Jazz Pharmaceuticals PLC	45,570	6,680,106
Johnson & Johnson	414,768	41,991,112
Merck & Co., Inc.	1,011,474	53,618,237
Pfizer, Inc.	1,299,820	42,595,102
Total		144,884,557
Total Health Care		279,474,151
INDUSTRIALS 11.3%
Aerospace & Defense 4.1%
Honeywell International, Inc.	292,210	30,375,230
Northrop Grumman Corp.	177,880	33,149,717
United Technologies Corp.	395,870	38,023,313
Total		101,548,260
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	186,720	19,234,027
Electrical Equipment 0.7%
Rockwell Automation, Inc.	167,100	17,786,124
Industrial Conglomerates 3.6%
General Electric Co.	2,957,159	88,537,340
Machinery 1.1%
Ingersoll-Rand PLC	469,985	27,574,020
Road & Rail 1.0%
CSX Corp.	875,940	24,902,974
Total Industrials		279,582,745
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,859,243	50,664,371
IT Services 0.9%
MasterCard, Inc., Class A	227,340	22,261,133
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	1,583,360	55,053,427
NVIDIA Corp.	524,390	16,633,651
Qorvo, Inc.	278,470	16,170,753
Total		87,857,831

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 3.6%
Activision Blizzard, Inc.	620,690	23,375,185
Microsoft Corp.	1,188,190	64,578,127
Total		87,953,312
Technology Hardware, Storage & Peripherals 1.6%
EMC Corp.	937,724	23,761,926
Western Digital Corp.	247,110	15,422,135
Total		39,184,061
Total Information Technology		287,920,708
MATERIALS 1.8%
Chemicals 1.1%
Eastman Chemical Co.	349,600	25,398,440
Metals & Mining 0.7%
Freeport-McMoRan, Inc.	1,342,830	10,984,350
United States Steel Corp.	858,990	6,932,049
Total		17,916,399
Total Materials		43,314,839
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	538,147	24,458,781
Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR	629,635	21,130,551
Total Telecommunication Services		45,589,332
UTILITIES 3.9%
Electric Utilities 1.9%
Edison International	452,810	26,878,802
NextEra Energy, Inc.	201,948	20,166,527
Total		47,045,329
Multi-Utilities 2.0%
Ameren Corp.	566,980	24,811,045
Public Service Enterprise Group, Inc.	644,730	25,208,943
Total		50,019,988
Total Utilities		97,065,317
Total Common Stocks (Cost: $2,096,149,852)		2,408,715,323

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(b)(c)	58,455,747	58,455,747
Total Money Market Funds (Cost: $58,455,747)		58,455,747
Total Investments (Cost: $2,154,605,599)		2,467,171,070
Other Assets & Liabilities, Net		2,831,883
Net Assets		2,470,002,953

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	62,543,990	238,053,759	(242,142,002)	58,455,747	42,698	58,455,747

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Assets ($)	Level 2 Markets for Identical Observable Inputs ($)	Level 3 Other Significant Unobservable Inputs ($)	Significant Total ($)
Investments
Common Stocks
Consumer Discretionary	172,536,573	—	—	172,536,573
Consumer Staples	142,206,247	—	—	142,206,247
Energy	316,745,363	—	—	316,745,363
Financials	744,280,048	—	—	744,280,048
Health Care	279,474,151	—	—	279,474,151
Industrials	279,582,745	—	—	279,582,745
Information Technology	287,920,708	—	—	287,920,708
Materials	43,314,839	—	—	43,314,839
Telecommunication Services	45,589,332	—	—	45,589,332
Utilities	97,065,317	—	—	97,065,317
Total Common Stocks	2,408,715,323	—	—	2,408,715,323
Money Market Funds	—	58,455,747	—	58,455,747
Total Investments	2,408,715,323	58,455,747	—	2,467,171,070

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	62,543,990	62,543,990	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,096,149,852)	$2,408,715,323
Affiliated issuers (identified cost $58,455,747)	58,455,747
Total investments (identified cost $2,154,605,599)	2,467,171,070
Receivable for:
Capital shares sold	441,162
Dividends	6,559,245
Foreign tax reclaims	7,695
Prepaid expenses	8,800
Other assets	17,117
Total assets	2,474,205,089
Liabilities
Payable for:
Investments purchased	1,157,090
Capital shares purchased	2,270,605
Investment management fees	128,397
Distribution and/or service fees	54,889
Transfer agent fees	267,356
Plan administration fees	10,035
Compensation of board members	218,536
Other expenses	95,228
Total liabilities	4,202,136
Net assets applicable to outstanding capital stock	$2,470,002,953
Represented by
Paid-in capital	$1,907,965,991
Undistributed net investment income	11,392,051
Accumulated net realized gain	238,079,440
Unrealized appreciation (depreciation) on:
Investments	312,565,471
Total — representing net assets applicable to outstanding capital stock	$2,470,002,953

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$2,264,030,367
Shares outstanding	163,908,749
Net asset value per share	$13.81
Maximum offering price per share(a)	$14.65
Class B
Net assets	$29,067,391
Shares outstanding	2,098,543
Net asset value per share	$13.85
Class C
Net assets	$67,570,689
Shares outstanding	4,904,648
Net asset value per share	$13.78
Class I
Net assets	$2,833
Shares outstanding	205
Net asset value per share(b)	$13.80
Class K
Net assets	$44,313,984
Shares outstanding	3,206,288
Net asset value per share	$13.82
Class R
Net assets	$6,249,258
Shares outstanding	454,849
Net asset value per share	$13.74
Class R4
Net assets	$7,945,923
Shares outstanding	575,309
Net asset value per share	$13.81
Class R5
Net assets	$30,945,634
Shares outstanding	2,239,106
Net asset value per share	$13.82
Class W
Net assets	$2,645
Shares outstanding	191
Net asset value per share(b)	$13.84
Class Y
Net assets	$376,301
Shares outstanding	27,001
Net asset value per share	$13.94
Class Z
Net assets	$19,497,928
Shares outstanding	1,412,773
Net asset value per share	$13.80

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30,663,330
Dividends — affiliated issuers	42,698
Interest	16,775
Foreign taxes withheld	(23,084)
Total income	30,699,719
Expenses:
Investment management fees	8,047,752
Distribution and/or service fees
Class A	2,915,837
Class B	174,131
Class C	344,454
Class R	16,506
Class W	3
Transfer agent fees
Class A	1,536,012
Class B	22,988
Class C	45,362
Class K	13,495
Class R	4,353
Class R4	6,209
Class R5	7,533
Class W	2
Class Z	13,090
Plan administration fees
Class K	67,660
Compensation of board members	17,009
Custodian fees	9,866
Printing and postage fees	137,425
Registration fees	68,622
Audit fees	11,697
Legal fees	14,000
Other	39,035
Total expenses	13,513,041
Expense reductions	(60)
Total net expenses	13,512,981
Net investment income	17,186,738
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	61,703,080
Net realized gain	61,703,080
Net change in unrealized appreciation (depreciation) on:
Investments	(140,477,608)
Net change in unrealized depreciation	(140,477,608)
Net realized and unrealized loss	(78,774,528)
Net decrease in net assets from operations	$(61,587,790)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$17,186,738	$43,140,107
Net realized gain	61,703,080	290,152,624
Net change in unrealized depreciation	(140,477,608)	(90,015,893)
Net increase (decrease) in net assets resulting from operations	(61,587,790)	243,276,838
Distributions to shareholders
Net investment income
Class A	(20,699,733)	(28,679,149)
Class B	(188,200)	(248,450)
Class C	(351,220)	(306,859)
Class I	(31)	(48)
Class K	(519,159)	(854,087)
Class R	(50,023)	(72,898)
Class R4	(99,234)	(169,680)
Class R5	(315,809)	(437,659)
Class W	(23)	(32)
Class Y	(3,916)	(329,213)
Class Z	(199,520)	(268,070)
Net realized gains
Class A	—	(180,646,104)
Class B	—	(4,150,007)
Class C	—	(5,297,619)
Class I	—	(226)
Class K	—	(4,711,695)
Class R	—	(565,818)
Class R4	—	(914,313)
Class R5	—	(2,110,521)
Class W	—	(210)
Class Y	—	(1,557,869)
Class Z	—	(1,514,304)
Total distributions to shareholders	(22,426,868)	(232,834,831)
Decrease in net assets from capital stock activity	(124,402,342)	(81,452,627)
Total decrease in net assets	(208,417,000)	(71,010,620)
Net assets at beginning of period	2,678,419,953	2,749,430,573
Net assets at end of period	$2,470,002,953	$2,678,419,953
Undistributed net investment income	$11,392,051	$16,632,181

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,490,932	48,097,488	10,116,016	144,780,965
Distributions reinvested	1,471,739	20,297,437	14,904,589	205,800,785
Redemptions	(11,822,382)	(162,492,857)	(26,550,546)	(380,068,208)
Net decrease	(6,859,711)	(94,097,932)	(1,529,941)	(29,486,458)
Class B shares
Subscriptions	8,027	111,937	48,953	699,648
Distributions reinvested	13,435	187,119	316,721	4,377,954
Redemptions(a)	(1,009,665)	(14,116,117)	(2,161,546)	(30,853,213)
Net decrease	(988,203)	(13,817,061)	(1,795,872)	(25,775,611)
Class C shares
Subscriptions	226,146	3,061,759	492,211	7,018,403
Distributions reinvested	24,954	344,074	399,484	5,492,632
Redemptions	(410,466)	(5,659,321)	(727,281)	(10,342,519)
Net increase (decrease)	(159,366)	(2,253,488)	164,414	2,168,516
Class K shares
Subscriptions	158,608	2,173,763	514,824	7,374,476
Distributions reinvested	37,589	519,159	402,446	5,565,782
Redemptions	(1,131,831)	(15,538,365)	(1,837,195)	(26,500,082)
Net decrease	(935,634)	(12,845,443)	(919,925)	(13,559,824)
Class R shares
Subscriptions	29,396	401,647	84,638	1,202,225
Distributions reinvested	3,550	48,748	45,528	625,119
Redemptions	(120,163)	(1,673,490)	(152,660)	(2,152,087)
Net decrease	(87,217)	(1,223,095)	(22,494)	(324,743)
Class R4 shares
Subscriptions	55,425	764,564	222,612	3,177,442
Distributions reinvested	7,183	99,187	78,366	1,082,325
Redemptions	(225,170)	(3,105,643)	(482,463)	(6,861,574)
Net decrease	(162,562)	(2,241,892)	(181,485)	(2,601,807)
Class R5 shares
Subscriptions	290,474	4,019,891	433,900	6,181,878
Distributions reinvested	22,921	315,689	184,265	2,547,839
Redemptions	(165,319)	(2,297,169)	(381,424)	(5,451,279)
Net increase	148,076	2,038,411	236,741	3,278,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	4,174	58,000	1,615,886	22,554,885
Distributions reinvested	280	3,887	135,362	1,886,835
Redemptions	(2,620)	(35,266)	(3,127,375)	(44,155,545)
Net increase (decrease)	1,834	26,621	(1,376,127)	(19,713,825)
Class Z shares
Subscriptions	166,231	2,307,874	726,591	10,605,730
Distributions reinvested	13,466	185,366	120,412	1,660,690
Redemptions	(181,427)	(2,481,703)	(537,745)	(7,703,733)
Net increase (decrease)	(1,730)	11,537	309,258	4,562,687
Total net decrease	(9,044,513)	(124,402,342)	(5,115,431)	(81,452,627)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$14.26		$14.25		$12.29		$9.76		$8.53		$9.03		$8.31
Income from investment operations:
Net investment income	0.10		0.23		0.15		0.19		0.11		0.12		0.12
Net realized and unrealized gain (loss)	(0.43)		1.05		1.97		2.55		1.20		(0.49)		0.72
Total from investment operations	(0.33)		1.28		2.12		2.74		1.31		(0.37)		0.84
Less distributions to shareholders:
Net investment income	(0.12)		(0.17)		(0.16)		(0.21)		(0.08)		(0.13)		(0.12)
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.12)		(1.27)		(0.16)		(0.21)		(0.08)		(0.13)		(0.12)
Net asset value, end of period	$13.81		$14.26		$14.25		$12.29		$9.76		$8.53		$9.03
Total return	(2.29%)		9.34%		17.45%		28.46%		15.31%		(4.32%)		10.18%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.05%		1.09%		1.14	%(d)	1.10	%(c)	1.13%		1.12%
Total net expenses(e)	1.04	%(c)(f)	1.05	%(f)	1.08	%(f)	1.08	%(d)(f)	1.10	%(c)	1.13	%(f)	1.12%
Net investment income	1.37	%(c)	1.61%		1.16%		1.77%		1.66	%(c)	1.20%		1.36%
Supplemental data
Net assets, end of period (in thousands)	$2,264,030		$2,434,631		$2,454,495		$2,480,865		$2,320,419		$3,197,508		$3,516,017
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$14.30		$14.28		$12.32		$9.79		$8.56		$9.05		$8.33
Income from investment operations:
Net investment income	0.04		0.11		0.05		0.11		0.06		0.04		0.05
Net realized and unrealized gain (loss)	(0.42)		1.07		1.98		2.55		1.21		(0.49)		0.72
Total from investment operations	(0.38)		1.18		2.03		2.66		1.27		(0.45)		0.77
Less distributions to shareholders:
Net investment income	(0.07)		(0.06)		(0.07)		(0.13)		(0.04)		(0.04)		(0.05)
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.07)		(1.16)		(0.07)		(0.13)		(0.04)		(0.04)		(0.05)
Net asset value, end of period	$13.85		$14.30		$14.28		$12.32		$9.79		$8.56		$9.05
Total return	(2.65%)		8.58%		16.54%		27.38%		14.82%		(5.01%)		9.26%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.80%		1.84%		1.88	%(d)	1.87	%(c)	1.88%		1.89%
Total net expenses(e)	1.79	%(c)(f)	1.80	%(f)	1.83	%(f)	1.83	%(d)(f)	1.87	%(c)	1.88	%(f)	1.89%
Net investment income	0.61	%(c)	0.74%		0.39%		1.03%		0.93	%(c)	0.43%		0.58%
Supplemental data
Net assets, end of period (in thousands)	$29,067		$44,132		$69,741		$108,589		$138,560		$142,429		$246,456
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$14.22		$14.21		$12.26		$9.74		$8.52		$9.02		$8.30
Income from investment operations:
Net investment income	0.04		0.12		0.05		0.11		0.06		0.04		0.05
Net realized and unrealized gain (loss)	(0.41)		1.05		1.97		2.54		1.20		(0.49)		0.73
Total from investment operations	(0.37)		1.17		2.02		2.65		1.26		(0.45)		0.78
Less distributions to shareholders:
Net investment income	(0.07)		(0.06)		(0.07)		(0.13)		(0.04)		(0.05)		(0.06)
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.07)		(1.16)		(0.07)		(0.13)		(0.04)		(0.05)		(0.06)
Net asset value, end of period	$13.78		$14.22		$14.21		$12.26		$9.74		$8.52		$9.02
Total return	(2.60%)		8.55%		16.54%		27.46%		14.80%		(5.07%)		9.37%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.80%		1.84%		1.89	%(d)	1.85	%(c)	1.88%		1.88%
Total net expenses(e)	1.79	%(c)(f)	1.80	%(f)	1.83	%(f)	1.83	%(d)(f)	1.85	%(c)	1.88	%(f)	1.88%
Net investment income	0.62	%(c)	0.87%		0.41%		1.02%		0.95	%(c)	0.44%		0.60%
Supplemental data
Net assets, end of period (in thousands)	$67,571		$72,010		$69,633		$61,178		$55,775		$54,238		$66,505
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$14.24		$14.23	$12.28	$9.76		$8.52		$9.02	$8.30
Income from investment operations:
Net investment income	0.12		0.29	0.19	0.24		0.14		0.16	0.16
Net realized and unrealized gain (loss)	(0.41)		1.05	1.98	2.54		1.20		(0.49)	0.72
Total from investment operations	(0.29)		1.34	2.17	2.78		1.34		(0.33)	0.88
Less distributions to shareholders:
Net investment income	(0.15)		(0.23)	(0.22)	(0.26)		(0.10)		(0.17)	(0.16)
Net realized gains	—		(1.10)	—	—		—		—	—
Total distributions to shareholders	(0.15)		(1.33)	(0.22)	(0.26)		(0.10)		(0.17)	(0.16)
Net asset value, end of period	$13.80		$14.24	$14.23	$12.28		$9.76		$8.52	$9.02
Total return	(2.02%)		9.84%	17.90%	28.92%		15.76%		(3.88%)	10.69%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.62%	0.63%	0.66	%(d)	0.63	%(c)	0.67%	0.67%
Total net expenses(e)	0.65	%(c)	0.62%	0.63%	0.66	%(d)	0.63	%(c)	0.67%	0.67%
Net investment income	1.76	%(c)	2.04%	1.46%	2.19%		2.13	%(c)	1.63%	1.82%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3	$45,330		$39,849		$79,024	$213,083
Portfolio turnover	26%		48%	74%	43%		16%		36%	34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended September 30,
Class K	(Unaudited)		2015	2014	2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$14.27		$14.26	$12.30	$9.77		$8.53		$9.04	$8.32
Income from investment operations:
Net investment income	0.10		0.24	0.16	0.20		0.12		0.14	0.13
Net realized and unrealized gain (loss)	(0.42)		1.06	1.98	2.56		1.20		(0.50)	0.73
Total from investment operations	(0.32)		1.30	2.14	2.76		1.32		(0.36)	0.86
Less distributions to shareholders:
Net investment income	(0.13)		(0.19)	(0.18)	(0.23)		(0.08)		(0.15)	(0.14)
Net realized gains	—		(1.10)	—	—		—		—	—
Total distributions to shareholders	(0.13)		(1.29)	(0.18)	(0.23)		(0.08)		(0.15)	(0.14)
Net asset value, end of period	$13.82		$14.27	$14.26	$12.30		$9.77		$8.53	$9.04
Total return	(2.24%)		9.46%	17.60%	28.61%		15.51%		(4.23%)	10.34%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%	0.94%	0.94	%(d)	0.93	%(c)	0.97%	0.97%
Total net expenses(e)	0.95	%(c)	0.95%	0.94%	0.94	%(d)	0.93	%(c)	0.97%	0.97%
Net investment income	1.43	%(c)	1.68%	1.24%	1.88%		1.87	%(c)	1.36%	1.52%
Supplemental data
Net assets, end of period (in thousands)	$44,314		$59,092	$72,165	$168,438		$202,741		$189,510	$217,779
Portfolio turnover	26%		48%	74%	43%		16%		36%	34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$14.18		$14.18		$12.23		$9.72		$8.50		$8.99		$8.28
Income from investment operations:
Net investment income	0.08		0.19		0.12		0.17		0.09		0.09		0.09
Net realized and unrealized gain (loss)	(0.41)		1.04		1.96		2.53		1.20		(0.48)		0.72
Total from investment operations	(0.33)		1.23		2.08		2.70		1.29		(0.39)		0.81
Less distributions to shareholders:
Net investment income	(0.11)		(0.13)		(0.13)		(0.19)		(0.07)		(0.10)		(0.10)
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.11)		(1.23)		(0.13)		(0.19)		(0.07)		(0.10)		(0.10)
Net asset value, end of period	$13.74		$14.18		$14.18		$12.23		$9.72		$8.50		$8.99
Total return	(2.36%)		9.04%		17.16%		28.05%		15.14%		(4.46%)		9.76%
Ratios to average net assets(b)
Total gross expenses	1.29	%(c)	1.30%		1.34%		1.39	%(d)	1.35	%(c)	1.38%		1.46%
Total net expenses(e)	1.29	%(c)(f)	1.30	%(f)	1.33	%(f)	1.33	%(d)(f)	1.35	%(c)	1.38	%(f)	1.46%
Net investment income	1.12	%(c)	1.36%		0.90%		1.53%		1.46	%(c)	0.95%		1.03%
Supplemental data
Net assets, end of period (in thousands)	$6,249		$7,687		$8,004		$9,859		$10,976		$10,114		$10,506
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class R4	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$14.26		$14.24		$12.28		$9.75		$8.51		$9.02	$8.30
Income from investment operations:
Net investment income	0.11		0.26		0.18		0.20		0.11		0.11	0.11
Net realized and unrealized gain (loss)	(0.42)		1.06		1.97		2.54		1.20		(0.50)	0.72
Total from investment operations	(0.31)		1.32		2.15		2.74		1.31		(0.39)	0.83
Less distributions to shareholders:
Net investment income	(0.14)		(0.20)		(0.19)		(0.21)		(0.07)		(0.12)	(0.11)
Net realized gains	—		(1.10)		—		—		—		—	—
Total distributions to shareholders	(0.14)		(1.30)		(0.19)		(0.21)		(0.07)		(0.12)	(0.11)
Net asset value, end of period	$13.81		$14.26		$14.24		$12.28		$9.75		$8.51	$9.02
Total return	(2.16%)		9.69%		17.71%		28.46%		15.37%		(4.52%)	10.09%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.80%		0.84%		1.02	%(d)	1.18	%(c)	1.21%	1.22%
Total net expenses(e)	0.78	%(c)(f)	0.80	%(f)	0.83	%(f)	0.99	%(d)	1.18	%(c)	1.21%	1.22%
Net investment income	1.60	%(c)	1.81%		1.37%		1.91%		1.63	%(c)	1.06%	1.26%
Supplemental data
Net assets, end of period (in thousands)	$7,946		$10,520		$13,093		$22,154		$53,739		$53,617	$103,577
Portfolio turnover	26%		48%		74%		43%		16%		36%	34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended September 30,
Class R5	(Unaudited)		2015	2014	2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$14.27		$14.26	$12.30	$9.77		$8.53		$9.03	$8.31
Income from investment operations:
Net investment income	0.12		0.29	0.19	0.23		0.14		0.16	0.15
Net realized and unrealized gain (loss)	(0.42)		1.04	1.98	2.55		1.20		(0.49)	0.73
Total from investment operations	(0.30)		1.33	2.17	2.78		1.34		(0.33)	0.88
Less distributions to shareholders:
Net investment income	(0.15)		(0.22)	(0.21)	(0.25)		(0.10)		(0.17)	(0.16)
Net realized gains	—		(1.10)	—	—		—		—	—
Total distributions to shareholders	(0.15)		(1.32)	(0.21)	(0.25)		(0.10)		(0.17)	(0.16)
Net asset value, end of period	$13.82		$14.27	$14.26	$12.30		$9.77		$8.53	$9.03
Total return	(2.12%)		9.73%	17.89%	28.95%		15.65%		(3.87%)	10.62%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.70%	0.69%	0.70	%(d)	0.68	%(c)	0.72%	0.72%
Total net expenses(e)	0.71	%(c)	0.70%	0.69%	0.70	%(d)	0.68	%(c)	0.72%	0.72%
Net investment income	1.71	%(c)	2.00%	1.48%	2.14%		2.11	%(c)	1.62%	1.77%
Supplemental data
Net assets, end of period (in thousands)	$30,946		$29,830	$26,434	$83,244		$57,805		$57,903	$60,156
Portfolio turnover	26%		48%	74%	43%		16%		36%	34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$14.28		$14.27		$12.31		$9.78		$8.55		$9.04		$8.32
Income from investment operations:
Net investment income	0.09		0.23		0.16		0.19		0.11		0.12		0.12
Net realized and unrealized gain (loss)	(0.41)		1.05		1.97		2.55		1.20		(0.48)		0.72
Total from investment operations	(0.32)		1.28		2.13		2.74		1.31		(0.36)		0.84
Less distributions to shareholders:
Net investment income	(0.12)		(0.17)		(0.17)		(0.21)		(0.08)		(0.13)		(0.12)
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.12)		(1.27)		(0.17)		(0.21)		(0.08)		(0.13)		(0.12)
Net asset value, end of period	$13.84		$14.28		$14.27		$12.31		$9.78		$8.55		$9.04
Total return	(2.24%)		9.31%		17.44%		28.38%		15.32%		(4.20%)		10.18%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.10%		1.07%		1.11	%(d)	1.08	%(c)	1.10%		1.09%
Total net expenses(e)	1.06	%(c)(f)	1.08	%(f)	1.07	%(f)	1.08	%(d)(f)	1.08	%(c)	1.10	%(f)	1.09%
Net investment income	1.35	%(c)	1.59%		1.19%		1.77%		1.73	%(c)	1.23%		1.40%
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$4		$4		$3		$3
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$14.38		$14.36	$12.38	$10.33
Income from investment operations:
Net investment income	0.12		0.21	0.22	0.14
Net realized and unrealized gain (loss)	(0.41)		1.14	1.98	2.04
Total from investment operations	(0.29)		1.35	2.20	2.18
Less distributions to shareholders:
Net investment income	(0.15)		(0.23)	(0.22)	(0.13)
Net realized gains	—		(1.10)	—	—
Total distributions to shareholders	(0.15)		(1.33)	(0.22)	(0.13)
Net asset value, end of period	$13.94		$14.38	$14.36	$12.38
Total return	(2.00%)		9.79%	17.99%	21.23%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.64%	0.64%	0.64	%(c)(d)
Total net expenses(e)	0.66	%(c)	0.64%	0.64%	0.64	%(c)(d)
Net investment income	1.75	%(c)	1.42%	1.63%	2.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$376		$362	$20,127	$3
Portfolio turnover	26%		48%	74%	43%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$14.25		$14.24		$12.28		$9.76		$8.52		$9.03		$9.02
Income from investment operations:
Net investment income	0.11		0.27		0.18		0.22		0.13		0.17		0.01
Net realized and unrealized gain (loss)	(0.42)		1.04		1.98		2.54		1.20		(0.52)		—
Total from investment operations	(0.31)		1.31		2.16		2.76		1.33		(0.35)		0.01
Less distributions to shareholders:
Net investment income	(0.14)		(0.20)		(0.20)		(0.24)		(0.09)		(0.16)		—
Net realized gains	—		(1.10)		—		—		—		—		—
Total distributions to shareholders	(0.14)		(1.30)		(0.20)		(0.24)		(0.09)		(0.16)		—
Net asset value, end of period	$13.80		$14.25		$14.24		$12.28		$9.76		$8.52		$9.03
Total return	(2.17%)		9.62%		17.76%		28.69%		15.62%		(4.06%)		0.11%
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.80%		0.84%		0.89	%(e)	0.82	%(d)	0.87%		1.02	%(d)
Total net expenses(f)	0.79	%(d)(g)	0.80	%(g)	0.83	%(g)	0.83	%(e)(g)	0.82	%(d)	0.87	%(g)	1.02	%(d)
Net investment income	1.62	%(d)	1.90%		1.37%		2.03%		2.00	%(d)	1.77%		9.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$19,498		$20,150		$15,733		$54,418		$69,694		$58,213		$3
Portfolio turnover	26%		48%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

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27

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.63% of the Fund's average daily net assets.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $4,988,283, and the administrative services fee paid to the Investment Manager was $458,573.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $2,216.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.16
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,651,000 and $643,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $414,722 for Class A, $2,403 for Class B and $1,556 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.15%	1.13%
Class B	1.90	1.88
Class C	1.90	1.88
Class I	0.80	0.75
Class K	1.10	1.05
Class R	1.40	1.38
Class R4	0.90	0.88
Class R5	0.85	0.80
Class W	1.15	1.13
Class Y	0.80	0.75
Class Z	0.90	0.88

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $2,154,606,000 and the aggregate gross approximate

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$413,479,000
Unrealized depreciation	(100,914,000)
Net unrealized appreciation	$312,565,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $634,229,215 and $749,030,160, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 86.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Diversified Equity Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard,

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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37

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR138_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA DIVIDEND OPPORTUNITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA DIVIDEND OPPORTUNITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Approval of Investment Management Services Agreement	36
Important Information About This Report	39

Semiannual Report 2015

COLUMBIA DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Dividend Opportunity Fund (the Fund) Class A shares returned -2.99% excluding sales charges for the six-month period that ended November 30, 2015.

■  During the same time period, the Fund underperformed the MSCI USA High Dividend Yield Index (Net), which returned 0.05%, and outperformed the Russell 1000 Value Index, which returned -3.08%.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/01/88
Excluding sales charges		-2.99	-2.70	11.84	7.55
Including sales charges		-8.53	-8.32	10.52	6.91
Class B	03/20/95
Excluding sales charges		-3.40	-3.41	11.01	6.74
Including sales charges		-8.17	-7.52	10.75	6.74
Class C	06/26/00
Excluding sales charges		-3.43	-3.44	11.00	6.74
Including sales charges		-4.39	-4.26	11.00	6.74
Class I	03/04/04	-2.88	-2.30	12.30	7.98
Class K	03/20/95	-3.03	-2.60	11.98	7.76
Class R*	08/01/08	-3.22	-2.97	11.56	7.26
Class R4*	11/08/12	-2.93	-2.41	12.01	7.63
Class R5*	08/01/08	-2.90	-2.33	12.26	7.85
Class W*	12/01/06	-3.09	-2.70	11.84	7.52
Class Y*	11/08/12	-2.85	-2.35	12.09	7.67
Class Z*	09/27/10	-2.96	-2.45	12.12	7.68
MSCI USA High Dividend Yield Index (Net)		0.05	-0.55	13.65	7.52
Russell 1000 Value Index		-3.08	-1.11	13.47	6.45

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
Microsoft Corp.	5.3
Philip Morris International, Inc.	5.0
Altria Group, Inc.	4.9
AT&T, Inc.	4.8
Exxon Mobil Corp.	4.2
Pfizer, Inc.	4.0
Johnson & Johnson	3.8
Intel Corp.	3.5
Cisco Systems, Inc.	3.4
Bristol-Myers Squibb Co.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	92.8
Equity-Linked Notes	5.5
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	4.4
Consumer Staples	17.8
Energy	18.4
Financials	2.2
Health Care	17.0
Industrials	6.0
Information Technology	15.1
Materials	3.1
Telecommunication Services	9.1
Utilities	6.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.10	1,020.17	5.03	5.16	1.01
Class B	1,000.00	1,000.00	966.00	1,016.38	8.74	8.97	1.76
Class C	1,000.00	1,000.00	965.70	1,016.38	8.74	8.97	1.76
Class I	1,000.00	1,000.00	971.20	1,022.19	3.04	3.12	0.61
Class K	1,000.00	1,000.00	969.70	1,020.62	4.58	4.70	0.92
Class R	1,000.00	1,000.00	967.80	1,018.90	6.27	6.43	1.26
Class R4	1,000.00	1,000.00	970.70	1,021.43	3.79	3.88	0.76
Class R5	1,000.00	1,000.00	971.00	1,021.94	3.29	3.37	0.66
Class W	1,000.00	1,000.00	969.10	1,020.17	5.03	5.16	1.01
Class Y	1,000.00	1,000.00	971.50	1,022.19	3.04	3.12	0.61
Class Z	1,000.00	1,000.00	970.40	1,021.43	3.78	3.88	0.76

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 4.1%
Hotels, Restaurants & Leisure 2.4%
McDonald's Corp.	1,033,417	117,974,885
Leisure Products 0.9%
Mattel, Inc.	1,688,348	41,972,331
Media 0.8%
Pearson PLC	1,286,395	16,003,239
Vivendi SA	1,040,277	21,905,150
Total		37,908,389
Total Consumer Discretionary		197,855,605
CONSUMER STAPLES 16.6%
Beverages 0.9%
Coca-Cola Co. (The)	336,224	14,329,867
PepsiCo, Inc.	288,980	28,944,237
Total		43,274,104
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	799,990	21,984,811
Food Products 1.6%
General Mills, Inc.	961,806	55,553,914
Kraft Heinz Co. (The)	256,927	18,932,951
Total		74,486,865
Household Products 1.7%
Procter & Gamble Co. (The)	1,078,510	80,715,688
Tobacco 11.9%
Altria Group, Inc.	3,980,997	229,305,427
British American Tobacco PLC	1,543,051	89,891,836
Philip Morris International, Inc.	2,685,139	234,654,297
Reynolds American, Inc.	387,207	17,908,324
Total		571,759,884
Total Consumer Staples		792,221,352
ENERGY 17.2%
Oil, Gas & Consumable Fuels 17.2%
BP PLC, ADR	1,398,228	48,378,689
Chevron Corp.	1,205,894	110,122,240
ConocoPhillips	1,756,006	94,912,124
Enbridge Energy Management LLC(a)(b)	1	29
Enbridge, Inc.	275,377	9,762,115
Exxon Mobil Corp.	2,455,703	200,532,707

Common Stocks (continued)

Issuer	Shares	Value ($)
Kinder Morgan, Inc.	2,509,791	59,155,797
Occidental Petroleum Corp.	1,906,272	144,095,100
Phillips 66	733,081	67,098,904
Royal Dutch Shell PLC, Class A	1,309,698	32,408,746
Spectra Energy Corp.	1,590,948	41,682,838
Suncor Energy, Inc.	521,913	14,404,799
Total		822,554,088
Total Energy		822,554,088
FINANCIALS 2.0%
Banks 1.1%
Bank of Montreal	426,597	24,589,051
JPMorgan Chase & Co.	446,946	29,802,359
Total		54,391,410
Capital Markets 0.9%
BlackRock, Inc.	65,656	23,880,400
New Mountain Finance Corp.	1,236,014	17,514,319
Total		41,394,719
Total Financials		95,786,129
HEALTH CARE 15.8%
Biotechnology 1.0%
AbbVie, Inc.	824,083	47,920,426
Baxalta, Inc.	81,960	2,817,785
Total		50,738,211
Pharmaceuticals 14.8%
Bristol-Myers Squibb Co.	2,232,756	149,616,980
Eli Lilly & Co.	858,997	70,472,114
GlaxoSmithKline PLC	1,127,950	23,027,293
Johnson & Johnson	1,792,546	181,477,357
Merck & Co., Inc.	1,818,332	96,389,779
Pfizer, Inc.	5,702,907	186,884,262
Total		707,867,785
Total Health Care		758,605,996
INDUSTRIALS 5.6%
Aerospace & Defense 3.4%
BAE Systems PLC	3,696,429	28,754,525
Lockheed Martin Corp.	612,472	134,229,364
Total		162,983,889

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	1,998,840	32,161,336
Industrial Conglomerates 1.3%
General Electric Co.	2,086,574	62,472,025
Trading Companies & Distributors 0.2%
Fly Leasing Ltd., ADR	756,434	10,408,532
Total Industrials		268,025,782
INFORMATION TECHNOLOGY 14.1%
Communications Equipment 3.3%
Cisco Systems, Inc.	5,823,158	158,681,055
IT Services 0.6%
Paychex, Inc.	476,650	25,858,262
Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	4,804,952	167,068,181
Maxim Integrated Products, Inc.	416,939	16,164,725
Total		183,232,906
Software 5.2%
Microsoft Corp.	4,576,774	248,747,667
Technology Hardware, Storage & Peripherals 1.2%
HP, Inc.	884,727	11,094,477
Seagate Technology PLC	1,273,483	45,768,979
Total		56,863,456
Total Information Technology		673,383,346
MATERIALS 2.9%
Chemicals 2.0%
Dow Chemical Co. (The)	1,134,743	59,154,153
Eastman Chemical Co.	86,654	6,295,413
EI du Pont de Nemours & Co.	412,654	27,788,120
PPG Industries, Inc.	41,222	4,358,814
Total		97,596,500
Metals & Mining 0.4%
Nucor Corp.	478,050	19,815,172
Paper & Forest Products 0.5%
International Paper Co.	528,138	22,092,013
Total Materials		139,503,685

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 8.5%
Diversified Telecommunication Services 7.5%
AT&T, Inc.	6,702,371	225,668,832
BCE, Inc.	889,923	38,320,084
CenturyLink, Inc.	2,430,065	65,441,650
Orange SA	1,754,234	30,322,204
Total		359,752,770
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	4,504,994	15,215,288
Vodafone Group PLC, ADR	988,263	33,166,106
Total		48,381,394
Total Telecommunication Services		408,134,164
UTILITIES 6.4%
Electric Utilities 3.8%
American Electric Power Co., Inc.	402,765	22,558,868
Duke Energy Corp.	684,071	46,352,651
Exelon Corp.	1,306,212	35,672,650
PPL Corp.	1,047,080	35,642,603
Xcel Energy, Inc.	1,186,764	42,320,004
Total		182,546,776
Multi-Utilities 2.6%
Ameren Corp.	742,245	32,480,641
CMS Energy Corp.	308,526	10,804,581
DTE Energy Co.	225,043	18,113,711
PG&E Corp.	473,318	24,958,058
Sempra Energy	384,683	38,172,094
Total		124,529,085
Total Utilities		307,075,861
Total Common Stocks (Cost: $4,055,874,948)		4,463,146,008

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Equity-Linked Notes 5.5%

Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(c) (linked to common stock of Eli Lilly & Co.) 12/30/15	8.000%	484,169	39,779,325
(linked to common stock of Phillips 66) 12/17/15	11.800%	182,815	15,890,280
Deutsche Bank AG (linked to common stock of Intel Corp.)(c) 12/04/15	9.610%	360,920	10,919,995
Goldman Sachs Group, Inc. (The)(c) (linked to common stock of Charles Schwab Corp. (The)) 12/22/15	6.050%	750,000	25,039,650
(linked to common stock of General Electric Co.) 12/31/15	9.550%	582,860	15,935,684
Goldman Sachs International(c) (linked to common stock of Dow Chemical Co. (The)) 02/25/16	10.000%	369,415	19,166,765
(linked to common stock of Eastman Chemical Co.) 02/25/16	7.650%	182,570	13,188,711
(linked to common stock of Medtronic PLC) 01/21/16	6.550%	340,130	24,849,796
JPMorgan Chase Bank NA(c) (linked to common stock of Blackstone Group LP (The)) 02/23/16	15.360%	670,592	21,298,002
(linked to common stock of EI du Pont de Nemours & Co.) 02/23/16	6.450%	578,015	38,963,991

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
UBS AG (linked to common stock of KKR & Co. LP)(c) 02/25/16	20.650%	1,330,490	22,245,793
Wells Fargo Bank NA (linked to common stock of PPG Industries, Inc.)(c) 02/23/16	4.390%	143,779	15,121,237
Total Equity-Linked Notes (Cost: $257,555,388)			262,399,229

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(d)(e)	82,820,963	82,820,963
Total Money Market Funds (Cost: $82,820,963)		82,820,963
Total Investments (Cost: $4,396,251,299)		4,808,366,200
Other Assets & Liabilities, Net		(21,161,806)
Net Assets		4,787,204,394

Notes to Portfolio of Investments

(a)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $29, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04/22/2009	11

(b)  Non-income producing investment.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $262,399,229 or 5.48% of net assets.

(d)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,232,782	1,498,904,265	(1,555,316,084)	82,820,963	53,377	82,820,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	159,947,216	37,908,389	—	197,855,605
Consumer Staples	680,344,705	111,876,647	—	792,221,352
Energy	790,145,313	32,408,775	—	822,554,088
Financials	95,786,129	—	—	95,786,129
Health Care	735,578,703	23,027,293	—	758,605,996
Industrials	239,271,257	28,754,525	—	268,025,782
Information Technology	673,383,346	—	—	673,383,346
Materials	139,503,685	—	—	139,503,685
Telecommunication Services	362,596,672	45,537,492	—	408,134,164
Utilities	307,075,861	—	—	307,075,861
Total Common Stocks	4,183,632,887	279,513,121	—	4,463,146,008
Equity-Linked Notes	—	262,399,229	—	262,399,229
Money Market Funds	—	82,820,963	—	82,820,963
Total Investments	4,183,632,887	624,733,313	—	4,808,366,200

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	139,232,782	139,232,782	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,313,430,336)	$4,725,545,237
Affiliated issuers (identified cost $82,820,963)	82,820,963
Total investments (identified cost $4,396,251,299)	4,808,366,200
Foreign currency (identified cost $201,595)	200,697
Receivable for:
Investments sold	39,448,486
Capital shares sold	2,039,028
Dividends	20,739,105
Interest	79,647
Foreign tax reclaims	2,062,808
Prepaid expenses	16,428
Other assets	18,437
Total assets	4,872,970,836
Liabilities
Due to custodian	1,281,855
Payable for:
Investments purchased	73,622,008
Capital shares purchased	9,512,344
Investment management fees	234,597
Distribution and/or service fees	101,127
Transfer agent fees	671,346
Plan administration fees	1,015
Compensation of board members	175,148
Other expenses	167,002
Total liabilities	85,766,442
Net assets applicable to outstanding capital stock	$4,787,204,394
Represented by
Paid-in capital	$4,386,020,188
Undistributed net investment income	36,776,318
Accumulated net realized loss	(47,495,566)
Unrealized appreciation (depreciation) on:
Investments	412,114,901
Foreign currency translations	(211,447)
Total — representing net assets applicable to outstanding capital stock	$4,787,204,394

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$3,104,046,816
Shares outstanding	340,031,328
Net asset value per share	$9.13
Maximum offering price per share(a)	$9.69
Class B
Net assets	$14,606,747
Shares outstanding	1,615,641
Net asset value per share	$9.04
Class C
Net assets	$416,640,502
Shares outstanding	46,529,091
Net asset value per share	$8.95
Class I
Net assets	$131,866,736
Shares outstanding	14,372,428
Net asset value per share	$9.17
Class K
Net assets	$4,622,910
Shares outstanding	504,143
Net asset value per share	$9.17
Class R
Net assets	$35,862,839
Shares outstanding	3,931,677
Net asset value per share	$9.12
Class R4
Net assets	$121,539,088
Shares outstanding	13,117,813
Net asset value per share	$9.27
Class R5
Net assets	$215,607,927
Shares outstanding	23,490,696
Net asset value per share	$9.18
Class W
Net assets	$87,541
Shares outstanding	9,575
Net asset value per share	$9.14
Class Y
Net assets	$59,642,533
Shares outstanding	6,424,171
Net asset value per share	$9.28
Class Z
Net assets	$682,680,755
Shares outstanding	74,506,582
Net asset value per share	$9.16

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$102,749,818
Dividends — affiliated issuers	53,377
Interest	13,316,284
Foreign taxes withheld	(2,357,414)
Total income	113,762,065
Expenses:
Investment management fees	15,351,722
Distribution and/or service fees
Class A	4,213,965
Class B	91,358
Class C	2,183,651
Class R	88,263
Class W	124
Transfer agent fees
Class A	2,476,136
Class B	13,446
Class C	320,721
Class K	1,155
Class R	25,921
Class R4	104,980
Class R5	59,482
Class W	73
Class Z	557,476
Plan administration fees
Class K	5,789
Compensation of board members	37,050
Custodian fees	63,512
Printing and postage fees	201,060
Registration fees	100,948
Audit fees	11,948
Legal fees	26,698
Line of credit interest expense	6,642
Other	93,079
Total expenses	26,035,199
Expense reductions	(40)
Total net expenses	26,035,159
Net investment income	87,726,906
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(38,601,359)
Foreign currency translations	(638,749)
Net realized loss	(39,240,108)
Net change in unrealized appreciation (depreciation) on:
Investments	(237,261,268)
Foreign currency translations	(135,766)
Net change in unrealized depreciation	(237,397,034)
Net realized and unrealized loss	(276,637,142)
Net decrease in net assets from operations	$(188,910,236)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$87,726,906	$191,118,326
Net realized gain (loss)	(39,240,108)	330,108,755
Net change in unrealized depreciation	(237,397,034)	(173,957,262)
Net increase (decrease) in net assets resulting from operations	(188,910,236)	347,269,819
Distributions to shareholders
Net investment income
Class A	(59,031,881)	(111,039,822)
Class B	(269,848)	(684,891)
Class C	(6,040,581)	(9,801,457)
Class I	(2,853,157)	(6,382,606)
Class K	(81,464)	(127,233)
Class R	(560,899)	(878,182)
Class R4	(2,745,732)	(3,025,381)
Class R5	(4,437,476)	(9,799,933)
Class W	(1,738)	(4,231)
Class Y	(1,107,353)	(1,652,015)
Class Z	(14,252,156)	(31,993,008)
Net realized gains
Class A	—	(487,892,132)
Class B	—	(3,935,534)
Class C	—	(59,122,770)
Class I	—	(25,909,980)
Class K	—	(534,237)
Class R	—	(4,214,256)
Class R4	—	(12,696,890)
Class R5	—	(35,680,232)
Class W	—	(14,676)
Class Y	—	(7,820,636)
Class Z	—	(133,134,816)
Total distributions to shareholders	(91,382,285)	(946,344,918)
Increase (decrease) in net assets from capital stock activity	(757,480,111)	235,530,304
Total decrease in net assets	(1,037,772,632)	(363,544,795)
Net assets at beginning of period	5,824,977,026	6,188,521,821
Net assets at end of period	$4,787,204,394	$5,824,977,026
Undistributed net investment income	$36,776,318	$40,431,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	17,623,996	159,669,416	56,268,247	573,876,315
Distributions reinvested	6,437,403	57,657,180	62,971,912	586,232,827
Redemptions	(75,742,242)	(686,958,869)	(103,329,427)	(1,039,171,166)
Net increase (decrease)	(51,680,843)	(469,632,273)	15,910,732	120,937,976
Class B shares
Subscriptions	7,504	66,931	111,489	1,127,641
Distributions reinvested	29,827	266,616	495,699	4,568,531
Redemptions(a)	(1,061,318)	(9,698,532)	(1,673,095)	(16,824,884)
Net decrease	(1,023,987)	(9,364,985)	(1,065,907)	(11,128,712)
Class C shares
Subscriptions	2,018,936	17,922,278	9,445,250	94,044,121
Distributions reinvested	622,370	5,463,202	6,769,567	61,681,876
Redemptions	(5,953,613)	(52,871,060)	(8,797,941)	(86,301,470)
Net increase (decrease)	(3,312,307)	(29,485,580)	7,416,876	69,424,527
Class I shares
Subscriptions	3,517,690	30,746,194	368,325	4,002,730
Distributions reinvested	315,550	2,853,108	3,449,054	32,292,130
Redemptions	(7,687,664)	(71,486,753)	(4,792,288)	(45,675,612)
Net decrease	(3,854,424)	(37,887,451)	(974,909)	(9,380,752)
Class K shares
Subscriptions	75,147	672,836	87,048	874,910
Distributions reinvested	8,855	79,536	70,724	661,469
Redemptions	(67,483)	(594,929)	(76,340)	(786,618)
Net increase	16,519	157,443	81,432	749,761
Class R shares
Subscriptions	678,222	6,160,725	1,697,508	17,176,296
Distributions reinvested	54,914	490,550	471,470	4,381,339
Redemptions	(611,074)	(5,531,346)	(1,317,236)	(13,380,753)
Net increase	122,062	1,119,929	851,742	8,176,882
Class R4 shares
Subscriptions	7,421,077	71,176,407	6,279,672	64,396,602
Distributions reinvested	241,263	2,190,780	1,665,944	15,716,266
Redemptions	(6,492,285)	(59,494,150)	(3,354,351)	(33,646,191)
Net increase	1,170,055	13,873,037	4,591,265	46,466,677

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	3,993,726	37,224,716	12,158,402	123,324,319
Distributions reinvested	441,375	3,960,003	4,092,081	38,421,031
Redemptions	(7,521,137)	(67,599,860)	(18,611,700)	(189,157,494)
Net decrease	(3,086,036)	(26,415,141)	(2,361,217)	(27,412,144)
Class W shares
Subscriptions	—	—	1	5
Distributions reinvested	189	1,698	1,971	18,499
Redemptions	(2,416)	(21,925)	(9,016)	(96,343)
Net decrease	(2,227)	(20,227)	(7,044)	(77,839)
Class Y shares
Subscriptions	1,196,378	10,671,574	3,632,932	38,911,397
Distributions reinvested	122,008	1,107,353	1,005,193	9,472,651
Redemptions	(1,080,085)	(10,024,243)	(1,993,866)	(19,872,839)
Net increase	238,301	1,754,684	2,644,259	28,511,209
Class Z shares
Subscriptions	6,310,761	57,545,035	28,004,897	290,187,628
Distributions reinvested	1,330,423	11,971,286	14,954,064	139,735,550
Redemptions	(29,596,396)	(271,095,868)	(42,005,814)	(420,660,459)
Net increase (decrease)	(21,955,212)	(201,579,547)	953,147	9,262,719
Total net increase (decrease)	(83,368,099)	(757,480,111)	28,040,376	235,530,304

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.58		$10.67		$9.83		$8.14		$8.31		$6.31	$5.58
Income from investment operations:
Net investment income	0.16		0.31		0.28		0.30		0.26		0.31	0.23
Net realized and unrealized gain (loss)	(0.45)		0.23		1.34		1.69		(0.22)		1.98	0.76
Total from investment operations	(0.29)		0.54		1.62		1.99		0.04		2.29	0.99
Less distributions to shareholders:
Net investment income	(0.16)		(0.29)		(0.28)		(0.30)		(0.21)		(0.29)	(0.26)
Net realized gains	—		(1.34)		(0.50)		—		—		—	—
Total distributions to shareholders	(0.16)		(1.63)		(0.78)		(0.30)		(0.21)		(0.29)	(0.26)
Net asset value, end of period	$9.13		$9.58		$10.67		$9.83		$8.14		$8.31	$6.31
Total return	(2.99%)		5.82%		17.30%		25.05%		0.58%		36.74%	17.60%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)(d)	1.00%		1.01%		1.05%		1.08	%(c)	1.16%	1.20%
Total net expenses(e)	1.01	%(c)(d)(f)	1.00	%(f)	1.01	%(f)	1.05	%(f)	1.08	%(c)(f)	1.16%	1.16%
Net investment income	3.38	%(c)	3.08%		2.75%		3.32%		3.49	%(c)	4.01%	3.51%
Supplemental data
Net assets, end of period (in thousands)	$3,104,047		$3,754,040		$4,011,117		$3,705,617		$2,660,013		$1,630,280	$883,208
Portfolio turnover	47%		78%		73%		62%		28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.49		$10.58		$9.76		$8.08		$8.26		$6.27	$5.54
Income from investment operations:
Net investment income	0.12		0.23		0.20		0.23		0.20		0.27	0.18
Net realized and unrealized gain (loss)	(0.45)		0.23		1.32		1.69		(0.22)		1.95	0.76
Total from investment operations	(0.33)		0.46		1.52		1.92		(0.02)		2.22	0.94
Less distributions to shareholders:
Net investment income	(0.12)		(0.21)		(0.20)		(0.24)		(0.16)		(0.23)	(0.21)
Net realized gains	—		(1.34)		(0.50)		—		—		—	—
Total distributions to shareholders	(0.12)		(1.55)		(0.70)		(0.24)		(0.16)		(0.23)	(0.21)
Net asset value, end of period	$9.04		$9.49		$10.58		$9.76		$8.08		$8.26	$6.27
Total return	(3.40%)		5.05%		16.33%		24.21%		(0.14%)		35.72%	16.79%
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)(d)	1.75%		1.76%		1.80%		1.83	%(c)	1.92%	1.96%
Total net expenses(e)	1.76	%(c)(d)(f)	1.75	%(f)	1.76	%(f)	1.80	%(f)	1.83	%(c)(f)	1.91%	1.92%
Net investment income	2.65	%(c)	2.29%		1.98%		2.58%		2.68	%(c)	3.50%	2.73%
Supplemental data
Net assets, end of period (in thousands)	$14,607		$25,055		$39,217		$53,428		$56,776		$65,777	$68,145
Portfolio turnover	47%		78%		73%		62%		28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.40		$10.50		$9.68		$8.02		$8.22		$6.25	$5.53
Income from investment operations:
Net investment income	0.12		0.23		0.20		0.23		0.20		0.25	0.18
Net realized and unrealized gain (loss)	(0.45)		0.22		1.32		1.68		(0.23)		1.96	0.76
Total from investment operations	(0.33)		0.45		1.52		1.91		(0.03)		2.21	0.94
Less distributions to shareholders:
Net investment income	(0.12)		(0.21)		(0.20)		(0.25)		(0.17)		(0.24)	(0.22)
Net realized gains	—		(1.34)		(0.50)		—		—		—	—
Total distributions to shareholders	(0.12)		(1.55)		(0.70)		(0.25)		(0.17)		(0.24)	(0.22)
Net asset value, end of period	$8.95		$9.40		$10.50		$9.68		$8.02		$8.22	$6.25
Total return	(3.43%)		5.00%		16.46%		24.25%		(0.25%)		35.71%	16.77%
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)(d)	1.75%		1.76%		1.80%		1.84	%(c)	1.91%	1.95%
Total net expenses(e)	1.76	%(c)(d)(f)	1.75	%(f)	1.76	%(f)	1.80	%(f)	1.84	%(c)(f)	1.90%	1.91%
Net investment income	2.63	%(c)	2.35%		2.06%		2.56%		2.76	%(c)	3.26%	2.77%
Supplemental data
Net assets, end of period (in thousands)	$416,641		$468,629		$445,402		$313,275		$143,150		$52,281	$21,354
Portfolio turnover	47%		78%		73%		62%		28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended June 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.63		$10.72	$9.87	$8.17	$8.34		$6.32	$5.59
Income from investment operations:
Net investment income	0.18		0.35	0.31	0.34	0.29		0.35	0.26
Net realized and unrealized gain (loss)	(0.46)		0.23	1.36	1.70	(0.23)		1.99	0.76
Total from investment operations	(0.28)		0.58	1.67	2.04	0.06		2.34	1.02
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)	(0.32)	(0.34)	(0.23)		(0.32)	(0.29)
Net realized gains	—		(1.34)	(0.50)	—	—		—	—
Total distributions to shareholders	(0.18)		(1.67)	(0.82)	(0.34)	(0.23)		(0.32)	(0.29)
Net asset value, end of period	$9.17		$9.63	$10.72	$9.87	$8.17		$8.34	$6.32
Total return	(2.88%)		6.23%	17.83%	25.59%	0.90%		37.51%	18.06%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)(d)	0.60%	0.60%	0.62%	0.66	%(c)	0.75%	0.75%
Total net expenses(e)	0.61	%(c)(d)	0.60%	0.60%	0.62%	0.66	%(c)	0.75%	0.72%
Net investment income	3.81	%(c)	3.46%	3.08%	3.76%	3.90	%(c)	4.58%	3.94%
Supplemental data
Net assets, end of period (in thousands)	$131,867		$175,535	$205,817	$311,786	$306,301		$232,481	$165,701
Portfolio turnover	47%		78%	73%	62%	28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended June 30,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.63		$10.71	$9.87	$8.17	$8.34		$6.33	$5.59
Income from investment operations:
Net investment income	0.16		0.33	0.29	0.31	0.27		0.32	0.24
Net realized and unrealized gain (loss)	(0.46)		0.23	1.34	1.71	(0.23)		1.99	0.77
Total from investment operations	(0.30)		0.56	1.63	2.02	0.04		2.31	1.01
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)	(0.29)	(0.32)	(0.21)		(0.30)	(0.27)
Net realized gains	—		(1.34)	(0.50)	—	—		—	—
Total distributions to shareholders	(0.16)		(1.64)	(0.79)	(0.32)	(0.21)		(0.30)	(0.27)
Net asset value, end of period	$9.17		$9.63	$10.71	$9.87	$8.17		$8.34	$6.33
Total return	(3.03%)		6.01%	17.37%	25.25%	0.68%		36.95%	17.90%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)(d)	0.90%	0.91%	0.90%	0.94	%(c)	1.01%	1.06%
Total net expenses(e)	0.92	%(c)(d)	0.90%	0.91%	0.90%	0.94	%(c)	1.01%	1.02%
Net investment income	3.49	%(c)	3.21%	2.88%	3.47%	3.60	%(c)	4.05%	3.65%
Supplemental data
Net assets, end of period (in thousands)	$4,623		$4,694	$4,352	$3,972	$3,656		$3,795	$1,456
Portfolio turnover	47%		78%	73%	62%	28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.58		$10.66		$9.83		$8.14		$8.33		$6.32	$5.59
Income from investment operations:
Net investment income	0.14		0.29		0.26		0.28		0.25		0.29	0.25
Net realized and unrealized gain (loss)	(0.45)		0.23		1.32		1.70		(0.24)		1.99	0.72
Total from investment operations	(0.31)		0.52		1.58		1.98		0.01		2.28	0.97
Less distributions to shareholders:
Net investment income	(0.15)		(0.26)		(0.25)		(0.29)		(0.20)		(0.27)	(0.24)
Net realized gains	—		(1.34)		(0.50)		—		—		—	—
Total distributions to shareholders	(0.15)		(1.60)		(0.75)		(0.29)		(0.20)		(0.27)	(0.24)
Net asset value, end of period	$9.12		$9.58		$10.66		$9.83		$8.14		$8.33	$6.32
Total return	(3.22%)		5.65%		16.89%		24.84%		0.31%		36.53%	17.19%
Ratios to average net assets(b)
Total gross expenses	1.26	%(c)(d)	1.25%		1.26%		1.30%		1.32	%(c)	1.42%	1.58%
Total net expenses(e)	1.26	%(c)(d)(f)	1.25	%(f)	1.26	%(f)	1.30	%(f)	1.32	%(c)(f)	1.42%	1.51%
Net investment income	3.14	%(c)	2.87%		2.61%		3.05%		3.36	%(c)	3.79%	3.76%
Supplemental data
Net assets, end of period (in thousands)	$35,863		$36,480		$31,544		$17,375		$5,365		$464	$196
Portfolio turnover	47%		78%		73%		62%		28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.73		$10.81		$9.95		$8.62
Income from investment operations:
Net investment income	0.17		0.35		0.33		0.20
Net realized and unrealized gain (loss)	(0.46)		0.23		1.33		1.31
Total from investment operations	(0.29)		0.58		1.66		1.51
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.30)		(0.18)
Net realized gains	—		(1.34)		(0.50)		—
Total distributions to shareholders	(0.17)		(1.66)		(0.80)		(0.18)
Net asset value, end of period	$9.27		$9.73		$10.81		$9.95
Total return	(2.93%)		6.11%		17.57%		17.71%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)(d)	0.75%		0.77%		0.83	%(c)
Total net expenses(e)	0.76	%(c)(d)(f)	0.75	%(f)	0.77	%(f)	0.83	%(c)
Net investment income	3.67	%(c)	3.39%		3.23%		3.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$121,539		$116,211		$79,510		$12,222
Portfolio turnover	47%		78%		73%		62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended June 30,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.64		$10.72	$9.88	$8.17	$8.34		$6.33	$5.59
Income from investment operations:
Net investment income	0.17		0.35	0.32	0.33	0.29		0.32	0.28
Net realized and unrealized gain (loss)	(0.45)		0.24	1.34	1.72	(0.23)		2.01	0.75
Total from investment operations	(0.28)		0.59	1.66	2.05	0.06		2.33	1.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)	(0.32)	(0.34)	(0.23)		(0.32)	(0.29)
Net realized gains	—		(1.34)	(0.50)	—	—		—	—
Total distributions to shareholders	(0.18)		(1.67)	(0.82)	(0.34)	(0.23)		(0.32)	(0.29)
Net asset value, end of period	$9.18		$9.64	$10.72	$9.88	$8.17		$8.34	$6.33
Total return	(2.90%)		6.29%	17.65%	25.68%	0.89%		37.27%	18.20%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)(d)	0.65%	0.65%	0.66%	0.67	%(c)	0.75%	0.82%
Total net expenses(e)	0.66	%(c)(d)	0.65%	0.65%	0.66%	0.67	%(c)	0.75%	0.78%
Net investment income	3.72	%(c)	3.41%	3.19%	3.52%	3.88	%(c)	3.95%	4.05%
Supplemental data
Net assets, end of period (in thousands)	$215,608		$256,079	$310,352	$191,577	$30,819		$21,589	$968
Portfolio turnover	47%		78%	73%	62%	28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.60		$10.69		$9.85		$8.15		$8.33		$6.32	$5.59
Income from investment operations:
Net investment income	0.16		0.31		0.24		0.30		0.25		0.27	0.23
Net realized and unrealized gain (loss)	(0.46)		0.23		1.38		1.71		(0.23)		2.04	0.76
Total from investment operations	(0.30)		0.54		1.62		2.01		0.02		2.31	0.99
Less distributions to shareholders:
Net investment income	(0.16)		(0.29)		(0.28)		(0.31)		(0.20)		(0.30)	(0.26)
Net realized gains	—		(1.34)		(0.50)		—		—		—	—
Total distributions to shareholders	(0.16)		(1.63)		(0.78)		(0.31)		(0.20)		(0.30)	(0.26)
Net asset value, end of period	$9.14		$9.60		$10.69		$9.85		$8.15		$8.33	$6.32
Total return	(3.09%)		5.82%		17.28%		25.19%		0.38%		36.95%	17.55%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)(d)	1.00%		1.01%		1.05%		1.11	%(c)	1.14%	1.18%
Total net expenses(e)	1.01	%(c)(d)(f)	1.00	%(f)	1.01	%(f)	1.05	%(f)	1.11	%(c)(f)	1.14%	1.18%
Net investment income	3.37	%(c)	2.99%		2.32%		3.27%		3.42	%(c)	3.36%	3.49%
Supplemental data
Net assets, end of period (in thousands)	$88		$113		$201		$128,328		$18,330		$21,260	$4
Portfolio turnover	47%		78%		73%		62%		28%		105%	23%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.74		$10.83	$9.96	$8.63
Income from investment operations:
Net investment income	0.18		0.36	0.34	0.22
Net realized and unrealized gain (loss)	(0.46)		0.22	1.35	1.29
Total from investment operations	(0.28)		0.58	1.69	1.51
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)	(0.32)	(0.18)
Net realized gains	—		(1.34)	(0.50)	—
Total distributions to shareholders	(0.18)		(1.67)	(0.82)	(0.18)
Net asset value, end of period	$9.28		$9.74	$10.83	$9.96
Total return	(2.85%)		6.17%	17.84%	17.73%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)(d)	0.60%	0.61%	0.71	%(c)
Total net expenses(e)	0.61	%(c)(d)	0.60%	0.61%	0.71	%(c)
Net investment income	3.78	%(c)	3.54%	3.29%	4.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$59,643		$60,275	$38,342	$4,064
Portfolio turnover	47%		78%	73%	62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended
Class Z	(Unaudited)		2015		2014		2013		2012(a)		June 30, 2011(b)
Per share data
Net asset value, beginning of period	$9.62		$10.71		$9.86		$8.16		$8.34		$7.20
Income from investment operations:
Net investment income	0.17		0.34		0.30		0.32		0.28		0.24
Net realized and unrealized gain (loss)	(0.46)		0.23		1.35		1.71		(0.24)		1.14
Total from investment operations	(0.29)		0.57		1.65		2.03		0.04		1.38
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.30)		(0.33)		(0.22)		(0.24)
Net realized gains	—		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.17)		(1.66)		(0.80)		(0.33)		(0.22)		(0.24)
Net asset value, end of period	$9.16		$9.62		$10.71		$9.86		$8.16		$8.34
Total return	(2.96%)		6.07%		17.65%		25.42%		0.65%		19.28%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)(e)	0.75%		0.76%		0.80%		0.84	%(d)	0.87	%(d)
Total net expenses(f)	0.76	%(d)(e)(g)	0.75	%(g)	0.76	%(g)	0.80	%(g)	0.84	%(d)(g)	0.87	%(d)
Net investment income	3.62	%(d)	3.33%		3.00%		3.58%		3.79	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$682,681		$927,865		$1,022,666		$1,069,240		$671,036		$138,659
Portfolio turnover	47%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal

Semiannual Report 2015
28

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation

Semiannual Report 2015
29

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and

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30

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a

wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.59% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $9,681,220, and the administrative services fee paid to the Investment Manager was $840,746.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $4,014.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

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31

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.15
Class R5	0.05
Class W	0.15
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,116,000 and $980,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $788,667 for Class A, $1,154 for Class B and $15,033 for Class C shares for the six months ended November 30, 2015.

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32

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.15%	1.13%
Class B	1.90	1.88
Class C	1.90	1.88
Class I	0.79	0.77
Class K	1.09	1.07
Class R	1.40	1.38
Class R4	0.90	0.88
Class R5	0.84	0.82
Class W	1.15	1.13
Class Y	0.79	0.77
Class Z	0.90	0.88

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $4,396,251,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$619,651,000
Unrealized depreciation	(207,536,000)
Net unrealized appreciation	$412,115,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,390,058,374 and $3,109,532,124, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan

Semiannual Report 2015
33

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended November 30, 2015, the average daily loan balance outstanding on days when borrowing existed was $40,220,000 at a weighted average interest rate of 1.19%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, one unaffiliated shareholder of record owned 10.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 54.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

Semiannual Report 2015
34

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
35

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
36

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
37

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
38

COLUMBIA DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR140_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA HIGH YIELD BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA HIGH YIELD BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	35
Approval of Investment Management Services Agreement	46
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA HIGH YIELD BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia High Yield Bond Fund (the Fund) Class A shares returned -3.33% excluding sales charges for the six-month period ended November 30, 2015.

■  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index, which returned -5.86% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/08/83
Excluding sales charges		-3.33	-0.42	6.41	6.95
Including sales charges		-7.95	-5.20	5.35	6.44
Class B	03/20/95
Excluding sales charges		-3.70	-1.16	5.68	6.14
Including sales charges		-8.42	-5.91	5.36	6.14
Class C	06/26/00
Excluding sales charges		-3.74	-1.20	5.66	6.17
Including sales charges		-4.68	-2.15	5.66	6.17
Class I	03/04/04	-3.14	-0.01	6.91	7.38
Class K	03/20/95	-3.60	-0.30	6.52	7.09
Class R*	12/11/06	-3.44	-0.65	6.22	6.66
Class R4*	12/11/06	-3.18	-0.13	6.58	7.01
Class R5*	12/11/06	-3.18	-0.07	6.78	7.24
Class W*	12/01/06	-3.37	-0.45	6.40	6.88
Class Y*	11/08/12	-3.14	0.33	6.74	7.12
Class Z*	09/27/10	-3.21	-0.17	6.75	7.09
BofAML U.S. Cash Pay High Yield Constrained Index		-5.86	-3.47	5.74	7.11

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	0.0	(a)
Corporate Bonds & Notes	94.1
Limited Partnerships	0.0	(a)
Money Market Funds	4.8
Municipal Bonds	0.1
Senior Loans	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at November 30, 2015)
BBB rating	1.5
BB rating	43.8
B rating	40.6
CCC rating	12.5
CC rating	0.3
Not rated	1.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody's, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Semiannual Report 2015
3

COLUMBIA HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	966.70	1,019.86	5.32	5.46	1.07
Class B	1,000.00	1,000.00	963.00	1,016.07	9.03	9.27	1.82
Class C	1,000.00	1,000.00	962.60	1,016.07	9.03	9.27	1.82
Class I	1,000.00	1,000.00	968.60	1,021.94	3.28	3.37	0.66
Class K	1,000.00	1,000.00	964.00	1,020.42	4.77	4.90	0.96
Class R	1,000.00	1,000.00	965.60	1,018.60	6.56	6.73	1.32
Class R4	1,000.00	1,000.00	968.20	1,021.13	4.08	4.19	0.82
Class R5	1,000.00	1,000.00	968.20	1,021.68	3.53	3.63	0.71
Class W	1,000.00	1,000.00	966.30	1,019.86	5.32	5.46	1.07
Class Y	1,000.00	1,000.00	968.60	1,021.94	3.28	3.37	0.66
Class Z	1,000.00	1,000.00	967.90	1,021.13	4.08	4.19	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.6%
TransDigm, Inc. 07/15/21	7.500%	2,535,000	2,655,412
07/15/22	6.000%	903,000	887,198
07/15/24	6.500%	3,538,000	3,484,930
TransDigm, Inc.(a) 05/15/25	6.500%	3,866,000	3,798,345
Total			10,825,885
AUTOMOTIVE 0.7%
Schaeffler Finance BV(a) 05/15/21	4.250%	1,774,000	1,778,435
05/15/21	4.750%	3,449,000	3,500,735
Schaeffler Holding Finance BV PIK(a) 11/15/19	6.250%	3,478,000	3,677,985
ZF North America Capital, Inc.(a) 04/29/22	4.500%	3,321,000	3,258,731
Total			12,215,886
BANKING 2.5%
Ally Financial, Inc. 02/13/22	4.125%	8,298,000	8,277,255
05/19/22	4.625%	10,106,000	10,333,385
09/30/24	5.125%	2,570,000	2,663,034
03/30/25	4.625%	4,116,000	4,116,000
Subordinated 11/20/25	5.750%	2,226,000	2,241,304
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%	8,152,000	8,383,264
Synovus Financial Corp. 02/15/19	7.875%	8,045,000	9,010,400
Subordinated 06/15/17	5.125%	1,628,000	1,684,980
Total			46,709,622
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.6%
E*TRADE Financial Corp. 11/15/22	5.375%	4,767,000	5,041,102
09/15/23	4.625%	3,749,000	3,852,098
National Financial Partners Corp.(a) 07/15/21	9.000%	1,429,000	1,371,840
Total			10,265,040
BUILDING MATERIALS 2.9%
Allegion PLC 09/15/23	5.875%	4,557,000	4,716,495
Allegion US Holding Co., Inc. 10/01/21	5.750%	1,688,000	1,738,640

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	6,753,000	6,854,295
12/15/23	5.750%	1,459,000	1,479,061
Beacon Roofing Supply, Inc.(a) 10/01/23	6.375%	1,711,000	1,783,717
Gibraltar Industries, Inc. 02/01/21	6.250%	1,557,000	1,603,710
HD Supply, Inc. 07/15/20	7.500%	9,109,000	9,609,995
07/15/20	11.500%	8,860,000	10,011,800
HD Supply, Inc.(a) 12/15/21	5.250%	3,465,000	3,599,269
NCI Building Systems, Inc.(a) 01/15/23	8.250%	5,148,000	5,431,140
Nortek, Inc. 04/15/21	8.500%	4,798,000	4,965,930
RSI Home Products, Inc.(a) 03/15/23	6.500%	2,821,000	2,916,209
Total			54,710,261
CABLE AND SATELLITE 8.8%
Altice US Finance I Corp.(a) 07/15/23	5.375%	3,297,000	3,297,000
Altice US Finance II Corp.(a) 07/15/25	7.750%	3,476,000	3,345,650
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	8,753,000	9,059,355
01/31/22	6.625%	1,594,000	1,682,483
09/30/22	5.250%	267,000	268,335
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	618,000	611,820
05/01/25	5.375%	4,951,000	4,913,867
05/01/27	5.875%	1,954,000	1,939,345
CCO Safari II LLC(a) 07/23/25	4.908%	4,670,000	4,741,101
CCOH Safari LLC(a) 02/15/26	5.750%	3,324,000	3,340,620
CSC Holdings LLC 02/15/19	8.625%	1,688,000	1,815,461
11/15/21	6.750%	3,659,000	3,448,608
06/01/24	5.250%	4,516,000	3,827,310
Cable One, Inc.(a) 06/15/22	5.750%	2,258,000	2,263,645
Cequel Communications Holdings I LLC/Capital Corp.(a) 09/15/20	6.375%	4,568,000	4,465,220
12/15/21	5.125%	3,721,000	3,437,274
12/15/21	5.125%	2,020,000	1,865,975

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp. 09/01/19	7.875%	2,518,000	2,713,145
06/01/21	6.750%	8,584,000	8,637,650
07/15/22	5.875%	1,308,000	1,214,805
11/15/24	5.875%	3,050,000	2,729,750
DigitalGlobe, Inc.(a) 02/01/21	5.250%	5,613,000	4,771,050
Hughes Satellite Systems Corp. 06/15/21	7.625%	5,375,000	5,798,819
Intelsat Jackson Holdings SA 10/15/20	7.250%	3,575,000	2,985,125
04/01/21	7.500%	6,080,000	5,046,400
Intelsat Luxembourg SA 06/01/21	7.750%	1,736,000	677,040
06/01/23	8.125%	4,876,000	1,828,500
Neptune Finco Corp.(a) 01/15/23	10.125%	2,507,000	2,619,815
10/15/25	6.625%	8,693,000	9,008,121
10/15/25	10.875%	9,544,000	10,045,060
Quebecor Media, Inc. 01/15/23	5.750%	1,914,000	1,928,355
Sirius XM Radio, Inc.(a) 04/15/25	5.375%	6,340,000	6,276,600
UPCB Finance IV Ltd.(a) 01/15/25	5.375%	6,876,000	6,652,530
Unitymedia GmbH(a) 01/15/25	6.125%	5,232,000	5,271,240
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/23	5.500%	1,972,000	1,972,000
01/15/25	5.000%	6,157,000	5,995,379
Videotron Ltd. 07/15/22	5.000%	3,578,000	3,595,890
Videotron Ltd.(a) 06/15/24	5.375%	2,137,000	2,158,370
Virgin Media Finance PLC(a) 10/15/24	6.000%	1,618,000	1,609,910
01/15/25	5.750%	10,835,000	10,537,037
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	4,670,000	4,576,600
Ziggo Bond Finance BV(a) 01/15/25	5.875%	2,167,000	2,036,980
Total			165,009,240
CHEMICALS 3.3%
Angus Chemical Co.(a) 02/15/23	8.750%	4,470,000	4,380,600
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	5,083,000	5,400,687

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese U.S. Holdings LLC 06/15/21	5.875%	4,124,000	4,371,440
Chemours Co. LLC (The)(a) 05/15/23	6.625%	5,963,000	4,487,158
05/15/25	7.000%	6,363,000	4,756,342
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	3,998,000	3,378,310
Huntsman International LLC 11/15/20	4.875%	2,300,000	2,162,000
INEOS Group Holdings SA(a) 08/15/18	6.125%	975,000	982,313
02/15/19	5.875%	4,876,000	4,851,620
NOVA Chemicals Corp.(a) 08/01/23	5.250%	1,190,000	1,190,000
PQ Corp.(a) 11/01/18	8.750%	21,488,000	21,273,120
PSPC Escrow II Corp(a) 05/01/21	10.375%	2,271,000	2,316,420
Platform Specialty Products Corp.(a) 02/01/22	6.500%	2,623,000	2,282,010
Total			61,832,020
CONSTRUCTION MACHINERY 0.4%
United Rentals North America, Inc. 04/15/22	7.625%	3,460,000	3,719,500
06/15/23	6.125%	3,581,000	3,733,192
Total			7,452,692
CONSUMER CYCLICAL SERVICES 1.9%
ADT Corp. (The) 07/15/22	3.500%	3,676,000	3,358,945
APX Group, Inc. 12/01/19	6.375%	8,716,000	8,323,780
12/01/20	8.750%	6,746,000	5,565,450
IHS, Inc. 11/01/22	5.000%	8,979,000	9,136,132
Interval Acquisition Corp.(a) 04/15/23	5.625%	5,390,000	5,390,000
Monitronics International, Inc. 04/01/20	9.125%	4,428,000	3,332,070
Total			35,106,377
CONSUMER PRODUCTS 2.0%
Jarden Corp.(a) 11/15/23	5.000%	3,704,000	3,800,767
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	6,237,000	6,470,887

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	5,316,000	5,541,930
Spectrum Brands, Inc. 11/15/20	6.375%	4,769,000	5,067,062
11/15/22	6.625%	2,456,000	2,621,780
Spectrum Brands, Inc.(a) 07/15/25	5.750%	4,358,000	4,494,188
Springs Industries, Inc. 06/01/21	6.250%	6,188,000	6,188,000
Tempur Sealy International, Inc.(a) 10/15/23	5.625%	2,887,000	2,937,523
Total			37,122,137
DIVERSIFIED MANUFACTURING 0.6%
Amsted Industries, Inc.(a) 03/15/22	5.000%	4,033,000	4,078,371
09/15/24	5.375%	2,004,000	1,963,920
Entegris, Inc.(a) 04/01/22	6.000%	5,733,000	5,837,570
Total			11,879,861
ELECTRIC 2.2%
AES Corp. (The) 07/01/21	7.375%	6,751,000	6,953,530
Calpine Corp. 01/15/23	5.375%	8,500,000	7,926,250
Dynegy, Inc. 06/01/23	5.875%	4,800,000	4,314,000
NRG Energy, Inc. 07/15/22	6.250%	9,538,000	8,822,650
05/01/24	6.250%	1,044,000	944,820
NRG Yield Operating LLC 08/15/24	5.375%	8,463,000	7,697,268
Talen Energy Supply LLC(a) 06/01/25	6.500%	4,687,000	4,030,820
Total			40,689,338
FINANCE COMPANIES 5.6%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	856,000	879,540
05/15/21	4.500%	14,557,000	14,866,336
10/01/21	5.000%	6,376,000	6,615,100
Aircastle Ltd. 02/15/22	5.500%	907,000	950,083
CIT Group, Inc. 02/19/19	3.875%	2,850,000	2,853,563
05/15/20	5.375%	4,897,000	5,166,335
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc.(a) 04/01/18	6.625%	5,360,000	5,721,800
02/15/19	5.500%	2,265,000	2,369,756
International Lease Finance Corp. 05/15/19	6.250%	4,809,000	5,170,396
12/15/20	8.250%	2,425,000	2,891,813
04/15/21	4.625%	3,743,000	3,855,290
01/15/22	8.625%	719,000	878,978
Navient Corp. 10/26/20	5.000%	2,877,000	2,589,300
01/25/22	7.250%	3,659,000	3,476,050
03/25/24	6.125%	4,189,000	3,613,012
10/25/24	5.875%	8,211,000	6,999,877
OneMain Financial Holdings, Inc.(a) 12/15/19	6.750%	3,018,000	3,161,355
12/15/21	7.250%	4,363,000	4,439,352
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	9,771,000	9,526,725
Quicken Loans, Inc.(a) 05/01/25	5.750%	4,607,000	4,451,514
Springleaf Finance Corp. 12/15/17	6.900%	2,959,000	3,073,661
10/01/21	7.750%	2,845,000	3,015,700
10/01/23	8.250%	2,221,000	2,420,890
iStar, Inc. 07/01/19	5.000%	5,845,000	5,669,650
Total			104,656,076
FOOD AND BEVERAGE 1.7%
B&G Foods, Inc. 06/01/21	4.625%	2,741,000	2,706,738
Constellation Brands, Inc. 11/15/19	3.875%	1,345,000	1,392,075
05/01/23	4.250%	1,554,000	1,565,655
11/15/24	4.750%	4,941,000	5,052,173
Constellation Brands, Inc.(b) 12/01/25	4.750%	966,000	978,075
Diamond Foods, Inc.(a) 03/15/19	7.000%	4,878,000	5,060,925
Post Holdings, Inc. 02/15/22	7.375%	1,343,000	1,397,982
Post Holdings, Inc.(a) 12/15/22	6.000%	2,449,000	2,415,326
03/15/24	7.750%	5,056,000	5,245,600
WhiteWave Foods Co. (The) 10/01/22	5.375%	5,270,000	5,605,962
Total			31,420,511

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAMING 4.1%
Boyd Gaming Corp. 05/15/23	6.875%	5,088,000	5,323,320
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	3,965,000	4,064,125
International Game Technology PLC(a) 02/15/22	6.250%	5,709,000	5,434,283
MGM Resorts International 03/01/18	11.375%	7,001,000	8,208,672
10/01/20	6.750%	3,344,000	3,493,443
12/15/21	6.625%	6,129,000	6,389,483
03/15/23	6.000%	1,995,000	1,976,297
Penn National Gaming, Inc. 11/01/21	5.875%	1,524,000	1,516,380
Pinnacle Entertainment, Inc. 08/01/21	6.375%	4,834,000	5,124,040
Scientific Games International, Inc. 12/01/22	10.000%	13,747,000	10,585,190
Scientific Games International, Inc.(a) 01/01/22	7.000%	9,778,000	9,435,770
Seminole Tribe of Florida, Inc.(a) 10/01/20	6.535%	4,120,000	4,202,400
10/01/20	7.804%	2,100,000	2,230,515
SugarHouse HSP Gaming LP/Finance Corp.(a) 06/01/21	6.375%	3,767,000	3,540,980
Tunica-Biloxi Gaming Authority(a)(c) 02/15/16	0.000%	8,862,000	4,608,240
Total			76,133,138
HEALTH CARE 8.1%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	1,334,000	1,307,320
02/15/23	5.625%	1,718,000	1,683,640
Alere, Inc.(a) 07/01/23	6.375%	3,520,000	3,564,000
Amsurg Corp. 07/15/22	5.625%	3,850,000	3,782,625
CHS/Community Health Systems, Inc. 08/01/21	5.125%	1,410,000	1,424,100
02/01/22	6.875%	8,954,000	8,662,995
ConvaTec Finance International SA Junior Subordinated PIK(a) 01/15/19	8.250%	4,635,000	4,527,839
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	9,431,000	9,772,874
Emdeon, Inc. 12/31/19	11.000%	5,255,000	5,517,750

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emdeon, Inc.(a) 02/15/21	6.000%	2,858,000	2,725,818
ExamWorks Group, Inc. 04/15/23	5.625%	2,122,000	2,111,390
Fresenius Medical Care U.S. Finance II, Inc.(a) 09/15/18	6.500%	710,000	777,450
07/31/19	5.625%	1,737,000	1,878,131
01/31/22	5.875%	3,632,000	3,931,640
10/15/24	4.750%	2,883,000	2,890,208
HCA, Inc. 02/15/22	7.500%	7,598,000	8,490,765
02/01/25	5.375%	25,988,000	25,533,210
04/15/25	5.250%	6,176,000	6,245,480
HealthSouth Corp.(a) 11/01/24	5.750%	1,725,000	1,664,625
09/15/25	5.750%	970,000	928,775
Hologic, Inc.(a) 07/15/22	5.250%	3,367,000	3,501,680
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	2,883,000	2,796,510
LifePoint Health, Inc. 12/01/21	5.500%	2,677,000	2,677,000
MPH Acquisition Holdings LLC(a) 04/01/22	6.625%	5,117,000	5,142,585
Molina Healthcare, Inc.(a) 11/15/22	5.375%	4,856,000	4,880,280
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	4,630,000	4,635,787
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	2,222,000	2,183,115
Teleflex, Inc. 06/15/24	5.250%	418,000	419,045
Tenet Healthcare Corp. 10/01/20	6.000%	2,684,000	2,851,750
04/01/21	4.500%	11,975,000	11,825,312
04/01/22	8.125%	13,592,000	13,549,525
Total			151,883,224
HEALTHCARE INSURANCE 0.3%
Centene Corp. 05/15/22	4.750%	4,848,000	4,732,860
HOME CONSTRUCTION 1.1%
CalAtlantic Group, Inc. 11/15/24	5.875%	3,689,000	3,855,005
Meritage Homes Corp. 03/01/18	4.500%	3,265,000	3,305,813
04/15/20	7.150%	1,217,000	1,299,148
04/01/22	7.000%	3,328,000	3,536,000
06/01/25	6.000%	1,948,000	1,972,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/21	5.250%	4,823,000	4,835,057
03/01/24	5.625%	2,745,000	2,652,356
Total			21,455,729
INDEPENDENT ENERGY 6.6%
Antero Resources Corp. 12/01/22	5.125%	7,521,000	6,844,110
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	9,139,000	8,339,337
Concho Resources, Inc. 01/15/22	6.500%	965,000	984,300
10/01/22	5.500%	3,987,000	3,867,390
04/01/23	5.500%	11,539,000	11,250,525
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	7,282,000	7,409,435
Diamondback Energy, Inc. 10/01/21	7.625%	1,297,000	1,378,063
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	408,000	346,800
06/15/23	6.375%	9,320,000	7,129,800
Laredo Petroleum, Inc. 01/15/22	5.625%	5,746,000	5,372,510
05/01/22	7.375%	3,662,000	3,570,450
03/15/23	6.250%	11,635,000	11,169,600
Oasis Petroleum, Inc. 11/01/21	6.500%	3,558,000	3,024,300
03/15/22	6.875%	1,046,000	896,945
01/15/23	6.875%	6,092,000	5,254,350
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	12,759,000	12,950,385
RSP Permian, Inc. 10/01/22	6.625%	2,051,000	2,038,181
RSP Permian, Inc.(a) 10/01/22	6.625%	2,650,000	2,633,438
Range Resources Corp. 03/15/23	5.000%	8,720,000	7,717,200
SM Energy Co. 11/15/22	6.125%	3,746,000	3,586,795
01/15/24	5.000%	2,904,000	2,548,260
06/01/25	5.625%	1,514,000	1,351,245
Whiting Petroleum Corp. 03/15/21	5.750%	8,009,000	7,288,190
04/01/23	6.250%	6,132,000	5,702,760
Total			122,654,369
LEISURE 0.4%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	3,840,000	3,936,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	4,037,000	3,895,705
Total			7,831,705
LODGING 1.0%
Choice Hotels International, Inc. 07/01/22	5.750%	2,939,000	3,144,730
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	4,879,000	5,080,015
Playa Resorts Holding BV(a) 08/15/20	8.000%	8,848,000	8,958,600
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	1,207,000	1,219,070
Total			18,402,415
MEDIA AND ENTERTAINMENT 6.0%
AMC Networks, Inc. 07/15/21	7.750%	3,870,000	4,092,525
12/15/22	4.750%	7,344,000	7,298,100
Activision Blizzard, Inc.(a) 09/15/21	5.625%	12,992,000	13,682,265
09/15/23	6.125%	6,008,000	6,563,740
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	8,737,000	8,474,890
11/15/22	6.500%	8,246,000	8,142,925
Lamar Media Corp. 01/15/24	5.375%	1,883,000	1,934,783
MDC Partners, Inc.(a) 04/01/20	6.750%	9,816,000	10,042,995
Netflix, Inc.(a) 02/15/22	5.500%	3,451,000	3,571,785
02/15/25	5.875%	12,664,000	13,091,410
Outfront Media Capital LLC/Corp. 02/15/24	5.625%	1,117,000	1,153,303
03/15/25	5.875%	7,717,000	7,909,925
Outfront Media Capital LLC/Corp.(a) 02/15/24	5.625%	722,000	745,465
Univision Communications, Inc.(a) 09/15/22	6.750%	1,110,000	1,150,238
05/15/23	5.125%	5,289,000	5,117,107
02/15/25	5.125%	15,002,000	14,495,682
iHeartCommunications, Inc. 03/01/21	9.000%	1,497,000	1,028,813
03/15/23	10.625%	5,355,000	3,748,500
Total			112,244,451

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
METALS 0.3%
ArcelorMittal(d) 03/01/21	6.500%	2,737,000	2,388,032
02/25/22	7.250%	3,726,000	3,278,880
Total			5,666,912
MIDSTREAM 5.3%
Blue Racer Midstream LLC/Finance Corp.(a) 11/15/22	6.125%	7,195,000	6,403,550
Crestwood Midstream Partners LP/Finance Corp. 12/15/20	6.000%	651,000	564,743
03/01/22	6.125%	239,000	204,345
Crestwood Midstream Partners LP/Finance Corp.(a) 04/01/23	6.250%	3,284,000	2,774,980
Energy Transfer Equity LP 01/15/24	5.875%	8,209,000	7,593,325
06/01/27	5.500%	11,644,000	9,751,850
Kinder Morgan, Inc. 06/01/25	4.300%	4,100,000	3,464,303
MarkWest Energy Partners LP/Finance Corp. 02/15/23	5.500%	7,508,000	7,095,060
07/15/23	4.500%	2,415,000	2,143,313
12/01/24	4.875%	13,594,000	12,056,179
06/01/25	4.875%	936,000	833,040
Rose Rock Midstream LP/Finance Corp.(a) 11/15/23	5.625%	3,124,000	2,577,300
Sabine Pass Liquefaction LLC(a) 03/01/25	5.625%	11,355,000	10,418,212
Targa Resources Partners LP/Finance Corp. 11/15/19	4.125%	2,572,000	2,411,250
05/01/23	5.250%	256,000	232,320
11/15/23	4.250%	5,498,000	4,632,065
Targa Resources Partners LP/Finance Corp.(a) 01/15/18	5.000%	6,964,000	6,842,130
03/15/24	6.750%	6,929,000	6,582,550
Tesoro Logistics LP/Finance Corp.(a) 10/15/19	5.500%	1,319,000	1,371,760
10/15/22	6.250%	9,894,000	10,227,922
Total			98,180,197
OTHER INDUSTRY 0.2%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	3,360,000	3,422,325
OTHER REIT 0.4%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	7,242,000	7,549,785

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PACKAGING 2.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	3,308,000	3,332,810
Berry Plastics Corp. 05/15/22	5.500%	7,732,000	7,809,320
Berry Plastics Corp.(a) 10/15/22	6.000%	2,872,000	2,958,160
Beverage Packaging Holdings (Luxembourg) II SA(a) 06/15/17	6.000%	912,000	907,440
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	8,609,000	8,415,297
Reynolds Group Issuer, Inc./LLC 05/15/18	8.500%	4,700,000	4,729,375
10/15/20	5.750%	6,835,000	7,005,875
Reynolds Group Issuer, Inc./LLC(d) 02/15/21	8.250%	3,939,000	3,948,848
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	2,250,000	2,058,750
Total			41,165,875
PHARMACEUTICALS 4.0%
Concordia Healthcare Corp.(a) 04/15/23	7.000%	2,793,000	2,401,980
Endo Finance LLC/Finco, Inc.(a) 02/01/25	6.000%	5,950,000	5,652,500
Endo Finance LLC/Ltd./Finco, Inc.(a) 07/15/23	6.000%	8,288,000	7,977,200
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	4,858,000	4,930,870
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	7,866,000	7,551,360
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	6,305,000	5,438,063
04/15/25	5.500%	1,756,000	1,488,210
Quintiles Transnational Corp.(a) 05/15/23	4.875%	4,158,000	4,168,395
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	11,546,000	10,579,022
07/15/21	7.500%	5,249,000	4,960,725
12/01/21	5.625%	3,362,000	2,941,750
05/15/23	5.875%	11,003,000	9,517,595
04/15/25	6.125%	8,068,000	6,978,820
Total			74,586,490
PROPERTY & CASUALTY 0.7%
Alliant Holdings I LP(a) 08/01/23	8.250%	383,000	376,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a) 10/01/21	7.875%	12,908,000	12,391,680
Hub Holdings LLC/Finance, Inc. PIK(a) 07/15/19	8.125%	1,245,000	1,195,200
Total			13,963,101
RAILROADS 0.2%
Florida East Coast Holdings Corp.(a) 05/01/19	6.750%	3,756,000	3,680,880
RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(a) 04/01/22	6.000%	3,525,000	3,657,187
RETAILERS 2.1%
Asbury Automotive Group, Inc. 12/15/24	6.000%	2,724,000	2,826,150
Asbury Automotive Group, Inc.(a) 12/15/24	6.000%	1,725,000	1,789,688
Dollar Tree, Inc.(a) 03/01/23	5.750%	5,434,000	5,637,775
Group 1 Automotive, Inc. 06/01/22	5.000%	2,107,000	2,101,733
L Brands, Inc. 04/01/21	6.625%	2,492,000	2,797,270
Penske Automotive Group, Inc. 12/01/24	5.375%	2,955,000	2,991,937
PetSmart, Inc.(a) 03/15/23	7.125%	4,624,000	4,658,680
Rite Aid Corp. 06/15/21	6.750%	1,250,000	1,331,250
Junior Subordinated 02/15/27	7.700%	1,993,000	2,456,372
Rite Aid Corp.(a) 04/01/23	6.125%	10,056,000	10,659,360
Sally Holdings LLC/Sally Capital, Inc.(b) 12/01/25	5.625%	1,393,000	1,412,154
Total			38,662,369
TECHNOLOGY 6.3%
Alliance Data Systems Corp.(a) 04/01/20	6.375%	3,999,000	4,103,974
08/01/22	5.375%	8,825,000	8,736,750
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	1,296,000	1,406,160
Audatex North America, Inc.(a) 11/01/23	6.125%	9,967,000	10,041,752

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc. 04/01/23	5.375%	7,457,000	7,596,819
Equinix, Inc.(b) 01/15/26	5.875%	5,272,000	5,351,080
First Data Corp.(a) 08/15/23	5.375%	9,003,000	9,177,478
12/01/23	7.000%	12,394,000	12,502,447
01/15/24	5.750%	14,600,000	14,600,000
Goodman Networks, Inc. 07/01/18	12.125%	1,486,000	430,940
Infor US, Inc.(a) 08/15/20	5.750%	1,073,000	1,075,683
MSCI, Inc.(a) 11/15/24	5.250%	5,011,000	5,161,330
08/15/25	5.750%	4,888,000	5,071,300
NCR Corp. 12/15/23	6.375%	3,120,000	3,112,200
NXP BV/Funding LLC(a) 06/15/22	4.625%	2,700,000	2,666,250
Qualitytech LP/Finance Corp. 08/01/22	5.875%	3,345,000	3,411,900
Riverbed Technology, Inc.(a) 03/01/23	8.875%	5,986,000	5,694,183
Sensata Technologies UK Financing Co. PLC(a) 02/15/26	6.250%	3,225,000	3,325,781
VeriSign, Inc. 05/01/23	4.625%	3,743,000	3,696,213
04/01/25	5.250%	4,433,000	4,515,808
Zebra Technologies Corp. 10/15/22	7.250%	5,848,000	6,257,360
Total			117,935,408
WIRELESS 6.1%
Crown Castle International Corp. 04/15/22	4.875%	1,994,000	2,038,865
01/15/23	5.250%	6,525,000	6,761,531
Numericable-SFR(a) 05/15/19	4.875%	3,325,000	3,316,688
05/15/22	6.000%	8,271,000	8,167,613
SBA Telecommunications, Inc. 07/15/20	5.750%	4,859,000	5,071,678
Sprint Communications, Inc. 08/15/20	7.000%	568,000	471,440
Sprint Communications, Inc.(a) 11/15/18	9.000%	18,977,000	20,495,160
03/01/20	7.000%	2,753,000	2,809,781
Sprint Corp. 09/15/21	7.250%	4,383,000	3,550,230
09/15/23	7.875%	3,586,000	2,886,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/24	7.125%	4,970,000	3,802,050
02/15/25	7.625%	3,143,000	2,469,219
T-Mobile USA, Inc. 04/28/21	6.633%	6,228,000	6,438,195
01/15/22	6.125%	2,417,000	2,466,573
04/28/22	6.731%	1,126,000	1,159,780
03/01/23	6.000%	4,091,000	4,111,455
04/01/23	6.625%	4,656,000	4,775,426
01/15/24	6.500%	4,016,000	4,046,120
03/01/25	6.375%	1,324,000	1,317,380
01/15/26	6.500%	8,311,000	8,300,611
Wind Acquisition Finance SA(a) 04/30/20	6.500%	6,048,000	6,350,400
07/15/20	4.750%	8,653,000	8,631,368
04/23/21	7.375%	4,756,000	4,589,540
Total			114,027,833
WIRELINES 3.9%
CenturyLink, Inc. 06/15/21	6.450%	9,793,000	9,553,267
04/01/25	5.625%	2,598,000	2,234,280
Frontier Communications Corp. 07/01/21	9.250%	1,993,000	1,948,158
04/15/24	7.625%	4,048,000	3,420,560
01/15/25	6.875%	9,741,000	7,987,620
Frontier Communications Corp.(a) 09/15/20	8.875%	1,611,000	1,615,028
09/15/22	10.500%	2,974,000	2,947,978
09/15/25	11.000%	8,630,000	8,457,400
Level 3 Financing, Inc. 06/01/20	7.000%	4,765,000	5,027,075
01/15/21	6.125%	2,848,000	2,984,732
08/15/22	5.375%	3,790,000	3,815,601
Level 3 Financing, Inc.(a) 01/15/24	5.375%	6,250,000	6,257,812
Telecom Italia SpA(a) 05/30/24	5.303%	3,017,000	3,047,170
Windstream Services LLC 10/15/20	7.750%	2,078,000	1,745,520
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	1,907,000	2,069,095
Zayo Group LLC/Capital, Inc.(a) 04/01/23	6.000%	9,634,000	9,272,725
05/15/25	6.375%	912,000	870,960
Total			73,254,981
Total Corporate Bonds & Notes (Cost: $1,791,852,192)			1,740,986,180

Municipal Bonds 0.1%

Issuer Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(a)(c)(e)(f) 10/01/11	0.000%	3,083,843	1,539,578
Total Municipal Bonds (Cost: $3,083,843)			1,539,578

Senior Loans 1.0%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE 0.8%
American Renal Holdings, Inc. 2nd Lien Term Loan(d)(g) 03/20/20	8.500%	7,462,000	7,443,345
U.S. Renal Care, Inc.(d)(g) 2nd Lien Term Loan 01/03/20	11.250%	5,065,000	5,065,000
Tranche B1 2nd Lien Term Loan 01/03/20	9.750%	1,996,001	2,010,971
Total			14,519,316
PHARMACEUTICALS 0.2%
Concordia Healthcare Corp. Term Loan(b)(d)(g) 10/21/21	5.250%	4,500,000	4,284,000
TECHNOLOGY —%
Applied Systems, Inc. 2nd Lien Term Loan(d)(g) 01/24/22	7.500%	666,000	638,528
Total Senior Loans (Cost: $19,305,463)			19,441,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp.(e)(h)(i)(j)	50,004	—
Total Financials		—
Total Common Stocks (Cost: $—)		—

Limited Partnerships —%

FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP(e)(i)(j)	25,000,000	52,205
Total Financials		52,205
Total Limited Partnerships (Cost: $—)		52,205

Money Market Funds 4.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(k)(l)	88,853,841	88,853,841
Total Money Market Funds (Cost: $88,853,841)		88,853,841
Total Investments (Cost: $1,903,095,339)		1,850,873,648
Other Assets & Liabilities, Net		15,243,706
Net Assets		1,866,117,354

At November 30, 2015, cash totaling $623,700 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2015
Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(462)	USD	(58,414,125)	03/2016	—	(115,063)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $823,017,945 or 44.10% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2015, the value of these securities amounted to $6,147,818, which represents 0.33% of net assets.

(d)  Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $1,591,783, which represents 0.09% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/11 0.000%	10/04/2004	3,083,843
Fairlane Management Corp.	09/23/2002	—
Varde Fund V LP	04/27/2000 - 06/19/2000	—	*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital."

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2015, the value of these securities amounted to $1,539,578 or 0.08% of net assets.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  Negligible market value.

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $52,205, which represents less than 0.01% of net assets.

(j)  Non-income producing investment.

(k)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,336,300	385,338,094	(375,820,553)	88,853,841	63,407	88,853,841

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	1,740,986,180	—		1,740,986,180
Municipal Bonds	—	1,539,578	—		1,539,578
Senior Loans	—	12,365,873	7,075,971		19,441,844
Common Stocks
Financials	—	—	0	(a)	0	(a)
Limited Partnerships
Financials	—	—	52,205		52,205
Money Market Funds	—	88,853,841	—		88,853,841
Total Investments	—	1,843,745,472	7,128,176		1,850,873,648
Derivatives
Liabilities
Futures Contracts	(115,063)	—	—		(115,063)
Total	(115,063)	1,843,745,472	7,128,176		1,850,758,585

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	79,336,300	79,336,300	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund's pro-rata interest in the limited partnership's capital balance, estimated earnings of the respective company, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund's pro-rata interest would result in a change to the limited partnership's capital balance.

Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,814,241,498)	$1,762,019,807
Affiliated issuers (identified cost $88,853,841)	88,853,841
Total investments (identified cost $1,903,095,339)	1,850,873,648
Cash	116,715
Margin deposits	623,700
Receivable for:
Investments sold	1,696,271
Capital shares sold	8,026,874
Dividends	14,022
Interest	27,436,527
Foreign tax reclaims	72,796
Variation margin	28,875
Prepaid expenses	7,132
Trustees' deferred compensation plan	71,633
Other assets	2,854
Total assets	1,888,971,047
Liabilities
Payable for:
Investments purchased	264,708
Investments purchased on a delayed delivery basis	10,244,041
Capital shares purchased	3,605,717
Dividend distributions to shareholders	8,072,870
Investment management fees	95,649
Distribution and/or service fees	31,330
Transfer agent fees	210,564
Plan administration fees	8,433
Compensation of board members	108,711
Other expenses	140,037
Trustees' deferred compensation plan	71,633
Total liabilities	22,853,693
Net assets applicable to outstanding capital stock	$1,866,117,354
Represented by
Paid-in capital	$2,092,469,193
Undistributed net investment income	196,130
Accumulated net realized loss	(174,211,215)
Unrealized appreciation (depreciation) on:
Investments	(52,221,691)
Futures contracts	(115,063)
Total — representing net assets applicable to outstanding capital stock	$1,866,117,354

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$1,156,816,796
Shares outstanding	409,762,571
Net asset value per share	$2.82
Maximum offering price per share(a)	$2.96
Class B
Net assets	$5,839,470
Shares outstanding	2,069,480
Net asset value per share	$2.82
Class C
Net assets	$74,131,193
Shares outstanding	26,433,238
Net asset value per share	$2.80
Class I
Net assets	$305,501,625
Shares outstanding	108,340,471
Net asset value per share	$2.82
Class K
Net assets	$37,971,992
Shares outstanding	13,443,628
Net asset value per share	$2.82
Class R
Net assets	$20,116,785
Shares outstanding	7,104,674
Net asset value per share	$2.83
Class R4
Net assets	$15,377,460
Shares outstanding	5,418,121
Net asset value per share	$2.84
Class R5
Net assets	$26,514,234
Shares outstanding	9,422,483
Net asset value per share	$2.81
Class W
Net assets	$14,456,010
Shares outstanding	5,162,618
Net asset value per share	$2.80
Class Y
Net assets	$14,062,623
Shares outstanding	4,994,341
Net asset value per share	$2.82
Class Z
Net assets	$195,329,166
Shares outstanding	69,281,501
Net asset value per share	$2.82

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$63,407
Interest	56,773,326
Total income	56,836,733
Expenses:
Investment management fees	6,012,134
Distribution and/or service fees
Class A	1,464,225
Class B	36,477
Class C	398,826
Class R	50,803
Class W	25,849
Transfer agent fees
Class A	946,305
Class B	5,909
Class C	64,483
Class K	12,948
Class R	16,410
Class R4	12,695
Class R5	8,191
Class W	16,846
Class Z	160,509
Plan administration fees
Class K	64,918
Compensation of board members	15,157
Custodian fees	14,219
Printing and postage fees	99,109
Registration fees	96,353
Audit fees	16,293
Legal fees	11,400
Other	20,888
Total expenses	9,570,947
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(858)
Expense reductions	(3,198)
Total net expenses	9,566,891
Net investment income	47,269,842
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(16,556,936)
Futures contracts	(250,123)
Swap contracts	(54,316)
Net realized loss	(16,861,375)
Net change in unrealized appreciation (depreciation) on:
Investments	(96,386,762)
Futures contracts	(9,858)
Net change in unrealized depreciation	(96,396,620)
Net realized and unrealized loss	(113,257,995)
Net decrease in net assets from operations	$(65,988,153)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$47,269,842	$96,357,982
Net realized gain (loss)	(16,861,375)	27,328,435
Net change in unrealized depreciation	(96,396,620)	(60,489,956)
Net increase (decrease) in net assets resulting from operations	(65,988,153)	63,196,461
Distributions to shareholders
Net investment income
Class A	(28,310,015)	(59,892,136)
Class B	(148,116)	(485,102)
Class C	(1,630,289)	(3,562,284)
Class I	(8,089,434)	(13,488,829)
Class K	(1,278,704)	(2,715,891)
Class R	(467,230)	(821,255)
Class R4	(400,503)	(593,623)
Class R5	(852,353)	(1,685,875)
Class W	(494,423)	(3,219,701)
Class Y	(317,232)	(386,844)
Class Z	(5,044,610)	(9,300,359)
Total distributions to shareholders	(47,032,909)	(96,151,899)
Increase (decrease) in net assets from capital stock activity	(77,909,365)	84,495,480
Total increase (decrease) in net assets	(190,930,427)	51,540,042
Net assets at beginning of period	2,057,047,781	2,005,507,739
Net assets at end of period	$1,866,117,354	$2,057,047,781
Undistributed (excess of distributions over) net investment income	$196,130	$(40,803)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	41,873,828	120,760,290	77,113,966	230,615,085
Distributions reinvested	8,582,448	24,689,814	16,860,242	50,418,001
Redemptions	(60,629,167)	(176,556,921)	(120,791,764)	(360,241,675)
Net decrease	(10,172,891)	(31,106,817)	(26,817,556)	(79,208,589)
Class B shares
Subscriptions	13,926	40,403	150,338	450,533
Distributions reinvested	48,497	139,747	149,914	448,306
Redemptions(a)	(1,104,716)	(3,220,060)	(2,340,419)	(6,977,987)
Net decrease	(1,042,293)	(3,039,910)	(2,040,167)	(6,079,148)
Class C shares
Subscriptions	2,751,536	7,903,964	8,744,252	26,024,769
Distributions reinvested	495,178	1,414,790	1,026,330	3,048,722
Redemptions	(6,074,237)	(17,477,791)	(12,873,821)	(38,015,637)
Net decrease	(2,827,523)	(8,159,037)	(3,103,239)	(8,942,146)
Class I shares
Subscriptions	4,314,258	12,385,199	50,264,396	149,231,525
Distributions reinvested	2,813,200	8,089,176	4,518,560	13,488,313
Redemptions	(4,487,411)	(12,938,453)	(12,438,543)	(37,268,724)
Net increase	2,640,047	7,535,922	42,344,413	125,451,114
Class K shares
Subscriptions	792,409	2,287,290	7,266,080	21,718,722
Distributions reinvested	443,477	1,278,157	907,462	2,715,470
Redemptions	(7,018,181)	(20,176,047)	(6,807,891)	(20,436,664)
Net increase (decrease)	(5,782,295)	(16,610,600)	1,365,651	3,997,528
Class R shares
Subscriptions	1,526,341	4,439,886	2,407,791	7,206,804
Distributions reinvested	128,232	370,007	202,820	608,216
Redemptions	(1,050,951)	(3,041,793)	(2,269,773)	(6,786,580)
Net increase	603,622	1,768,100	340,838	1,028,440
Class R4 shares
Subscriptions	1,309,732	3,806,057	2,719,886	8,185,847
Distributions reinvested	138,366	400,399	197,347	593,380
Redemptions	(1,012,530)	(2,919,839)	(1,330,205)	(3,989,433)
Net increase	435,568	1,286,617	1,587,028	4,789,794

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	14,048,664	40,370,975	52,110,057	155,674,610
Distributions reinvested	297,338	852,190	565,791	1,685,683
Redemptions	(16,063,143)	(45,640,913)	(46,660,212)	(137,878,040)
Net increase (decrease)	(1,717,141)	(4,417,748)	6,015,636	19,482,253
Class W shares
Subscriptions	372,618	1,074,990	4,985,031	14,742,158
Distributions reinvested	172,106	494,186	1,085,422	3,219,227
Redemptions	(10,031,027)	(29,241,237)	(16,459,636)	(48,619,685)
Net decrease	(9,486,303)	(27,672,061)	(10,389,183)	(30,658,300)
Class Y shares
Subscriptions	1,627,807	4,662,757	2,097,972	6,262,088
Distributions reinvested	110,508	316,975	129,502	386,331
Redemptions	(317,456)	(915,442)	(662,886)	(1,983,887)
Net increase	1,420,859	4,064,290	1,564,588	4,664,532
Class Z shares
Subscriptions	17,954,255	51,520,218	51,773,590	154,723,841
Distributions reinvested	609,971	1,753,381	1,186,731	3,546,899
Redemptions	(19,026,898)	(54,831,720)	(36,341,640)	(108,300,738)
Net increase (decrease)	(462,672)	(1,558,121)	16,618,681	49,970,002
Total net increase (decrease)	(26,391,022)	(77,909,365)	27,486,690	84,495,480

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$2.99		$3.04		$3.01		$2.78		$2.86		$2.61
Income from investment operations:
Net investment income	0.07		0.14		0.16		0.17		0.18		0.20
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.23		(0.07)		0.25
Total from investment operations	(0.10)		0.09		0.19		0.40		0.11		0.45
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.16)		(0.17)		(0.19)		(0.20)
Net realized gains	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.07)		(0.14)		(0.16)		(0.17)		(0.19)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$2.82		$2.99		$3.04		$3.01		$2.78		$2.86
Total return	(3.33%)		3.12%		6.55%		14.55%		3.99	%(b)	17.61%
Ratios to average net assets(c)
Total gross expenses	1.07	%(d)	1.08%		1.07%		1.08%		1.08%		1.08%
Total net expenses(e)	1.07	%(d)(f)	1.07	%(f)	1.07	%(f)	1.07	%(f)	1.04	%(f)	1.06%
Net investment income	4.87	%(d)	4.76%		5.36%		5.72%		6.54%		7.16%
Supplemental data
Net assets, end of period (in thousands)	$1,156,817		$1,256,835		$1,357,909		$1,457,415		$1,170,173		$1,339,628
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$2.99		$3.04		$3.01		$2.78		$2.86		$2.61
Income from investment operations:
Net investment income	0.06		0.12		0.14		0.15		0.16		0.18
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.22		(0.07)		0.25
Total from investment operations	(0.11)		0.07		0.17		0.37		0.09		0.43
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.14)		(0.14)		(0.17)		(0.18)
Net realized gains	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.06)		(0.12)		(0.14)		(0.14)		(0.17)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$2.82		$2.99		$3.04		$3.01		$2.78		$2.86
Total return	(3.70%)		2.35%		5.75%		13.69%		3.20	%(b)	16.71%
Ratios to average net assets(c)
Total gross expenses	1.82	%(d)	1.83%		1.82%		1.82%		1.84%		1.84%
Total net expenses(e)	1.82	%(d)(f)	1.82	%(f)	1.82	%(f)	1.82	%(f)	1.79	%(f)	1.82%
Net investment income	4.10	%(d)	4.02%		4.63%		4.99%		5.77%		6.45%
Supplemental data
Net assets, end of period (in thousands)	$5,839		$9,309		$15,652		$27,239		$34,361		$62,820
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$2.97		$3.02		$2.99		$2.76		$2.84		$2.59
Income from investment operations:
Net investment income	0.06		0.12		0.14		0.15		0.16		0.18
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.22		(0.08)		0.25
Total from investment operations	(0.11)		0.07		0.17		0.37		0.08		0.43
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.14)		(0.14)		(0.16)		(0.18)
Net realized gains	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.06)		(0.12)		(0.14)		(0.14)		(0.16)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$2.80		$2.97		$3.02		$2.99		$2.76		$2.84
Total return	(3.74%)		2.38%		5.92%		13.78%		3.20	%(b)	16.80%
Ratios to average net assets(c)
Total gross expenses	1.82	%(d)	1.83%		1.82%		1.83%		1.83%		1.84%
Total net expenses(e)	1.82	%(d)(f)	1.78	%(f)	1.67	%(f)	1.80	%(f)	1.79	%(f)	1.82%
Net investment income	4.12	%(d)	4.06%		4.76%		4.98%		5.79%		6.42%
Supplemental data
Net assets, end of period (in thousands)	$74,131		$87,006		$97,714		$97,487		$75,596		$76,237
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$2.99		$3.03	$3.00	$2.78	$2.86		$2.60
Income from investment operations:
Net investment income	0.08		0.15	0.17	0.18	0.19		0.21
Net realized and unrealized gain (loss)	(0.17)		(0.04)	0.03	0.22	(0.07)		0.26
Total from investment operations	(0.09)		0.11	0.20	0.40	0.12		0.47
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.17)	(0.18)	(0.20)		(0.21)
Net realized gains	—		—	—	—	(0.00	)(a)	—
Total distributions to shareholders	(0.08)		(0.15)	(0.17)	(0.18)	(0.20)		(0.21)
Proceeds from regulatory settlements	—		—	—	—	0.00	(a)	—
Net asset value, end of period	$2.82		$2.99	$3.03	$3.00	$2.78		$2.86
Total return	(3.14%)		3.88%	6.99%	14.64%	4.38	%(b)	18.52%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.65%	0.66%	0.66%	0.66%		0.68%
Total net expenses(e)	0.66	%(d)	0.65%	0.66%	0.66%	0.66%		0.68%
Net investment income	5.28	%(d)	5.18%	5.76%	6.15%	6.91%		7.53%
Supplemental data
Net assets, end of period (in thousands)	$305,502		$315,944	$192,255	$112,742	$141,388		$132,684
Portfolio turnover	22%		64%	63%	81%	76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class K	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$3.00		$3.04	$3.01	$2.79	$2.86		$2.61
Income from investment operations:
Net investment income	0.07		0.15	0.16	0.17	0.18		0.20
Net realized and unrealized gain (loss)	(0.18)		(0.04)	0.03	0.22	(0.06)		0.25
Total from investment operations	(0.11)		0.11	0.19	0.39	0.12		0.45
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)	(0.16)	(0.17)	(0.19)		(0.20)
Net realized gains	—		—	—	—	(0.00	)(a)	—
Total distributions to shareholders	(0.07)		(0.15)	(0.16)	(0.17)	(0.19)		(0.20)
Proceeds from regulatory settlements	—		—	—	—	0.00	(a)	—
Net asset value, end of period	$2.82		$3.00	$3.04	$3.01	$2.79		$2.86
Total return	(3.60%)		3.58%	6.67%	14.26%	4.44	%(b)	17.74%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.95%	0.96%	0.96%	0.96%		0.96%
Total net expenses(e)	0.96	%(d)	0.95%	0.96%	0.96%	0.96%		0.96%
Net investment income	4.97	%(d)	4.88%	5.48%	5.84%	6.62%		7.27%
Supplemental data
Net assets, end of period (in thousands)	$37,972		$57,594	$54,345	$62,347	$63,276		$61,282
Portfolio turnover	22%		64%	63%	81%	76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$3.00		$3.05		$3.02		$2.79		$2.87		$2.62
Income from investment operations:
Net investment income	0.07		0.13		0.15		0.16		0.17		0.19
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.23		(0.07)		0.25
Total from investment operations	(0.10)		0.08		0.18		0.39		0.10		0.44
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.15)		(0.16)		(0.18)		(0.19)
Net realized gains	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.07)		(0.13)		(0.15)		(0.16)		(0.18)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$2.83		$3.00		$3.05		$3.02		$2.79		$2.87
Total return	(3.44%)		2.87%		6.28%		14.24%		3.75	%(b)	17.23%
Ratios to average net assets(c)
Total gross expenses	1.32	%(d)	1.33%		1.32%		1.33%		1.33%		1.36%
Total net expenses(e)	1.32	%(d)(f)	1.32	%(f)	1.32	%(f)	1.32	%(f)	1.29	%(f)	1.35%
Net investment income	4.63	%(d)	4.51%		5.10%		5.45%		6.29%		6.86%
Supplemental data
Net assets, end of period (in thousands)	$20,117		$19,516		$18,782		$13,967		$7,582		$7,156
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$3.01		$3.06		$3.03		$2.80	$2.88		$2.62
Income from investment operations:
Net investment income	0.08		0.15		0.17		0.17	0.18		0.20
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.23	(0.08)		0.26
Total from investment operations	(0.09)		0.10		0.20		0.40	0.10		0.46
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)		(0.17)		(0.17)	(0.18)		(0.20)
Net realized gains	—		—		—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.08)		(0.15)		(0.17)		(0.17)	(0.18)		(0.20)
Proceeds from regulatory settlements	—		—		—		—	0.00	(a)	—
Net asset value, end of period	$2.84		$3.01		$3.06		$3.03	$2.80		$2.88
Total return	(3.18%)		3.38%		6.81%		14.59%	3.83	%(b)	17.81%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)	0.83%		0.82%		0.97%	1.21%		1.21%
Total net expenses(e)	0.82	%(d)(f)	0.82	%(f)	0.82	%(f)	0.97%	1.21%		1.21%
Net investment income	5.13	%(d)	5.01%		5.60%		5.82%	6.37%		6.99%
Supplemental data
Net assets, end of period (in thousands)	$15,377		$14,992		$10,379		$10,468	$8,176		$7,418
Portfolio turnover	22%		64%		63%		81%	76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
30

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$2.98		$3.04	$3.01	$2.78	$2.86		$2.61
Income from investment operations:
Net investment income	0.08		0.15	0.17	0.18	0.19		0.21
Net realized and unrealized gain (loss)	(0.17)		(0.06)	0.03	0.23	(0.07)		0.25
Total from investment operations	(0.09)		0.09	0.20	0.41	0.12		0.46
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.17)	(0.18)	(0.20)		(0.21)
Net realized gains	—		—	—	—	(0.00	)(a)	—
Total distributions to shareholders	(0.08)		(0.15)	(0.17)	(0.18)	(0.20)		(0.21)
Proceeds from regulatory settlements	—		—	—	—	0.00	(a)	—
Net asset value, end of period	$2.81		$2.98	$3.04	$3.01	$2.78		$2.86
Total return	(3.18%)		3.15%	6.93%	14.96%	4.32	%(b)	18.02%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.71%	0.71%	0.71%	0.71%		0.73%
Total net expenses(e)	0.71	%(d)	0.71%	0.71%	0.71%	0.71%		0.72%
Net investment income	5.23	%(d)	5.12%	5.71%	6.06%	6.76%		7.48%
Supplemental data
Net assets, end of period (in thousands)	$26,514		$33,231	$15,564	$15,124	$8,675		$11,384
Portfolio turnover	22%		64%	63%	81%	76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
31

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$2.97		$3.02		$2.99		$2.76		$2.84		$2.59
Income from investment operations:
Net investment income	0.07		0.14		0.16		0.17		0.18		0.20
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.23		(0.07)		0.25
Total from investment operations	(0.10)		0.09		0.19		0.40		0.11		0.45
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.16)		(0.17)		(0.19)		(0.20)
Net realized gains	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.07)		(0.14)		(0.16)		(0.17)		(0.19)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$2.80		$2.97		$3.02		$2.99		$2.76		$2.84
Total return	(3.37%)		3.11%		6.54%		14.61%		3.97	%(b)	17.65%
Ratios to average net assets(c)
Total gross expenses	1.08	%(d)	1.08%		1.07%		1.08%		1.11%		1.10%
Total net expenses(e)	1.07	%(d)(f)	1.07	%(f)	1.07	%(f)	1.07	%(f)	1.05	%(f)	1.09%
Net investment income	4.89	%(d)	4.79%		5.32%		5.72%		6.59%		7.16%
Supplemental data
Net assets, end of period (in thousands)	$14,456		$43,487		$75,524		$50,998		$44,832		$89,506
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
32

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$2.99		$3.03	$3.00	$2.92
Income from investment operations:
Net investment income	0.08		0.15	0.17	0.10
Net realized and unrealized gain (loss)	(0.17)		(0.04)	0.03	0.08
Total from investment operations	(0.09)		0.11	0.20	0.18
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.17)	(0.10)
Total distributions to shareholders	(0.08)		(0.15)	(0.17)	(0.10)
Net asset value, end of period	$2.82		$2.99	$3.03	$3.00
Total return	(3.14%)		3.89%	6.98%	6.16%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.65%	0.66%	0.58	%(c)
Total net expenses(d)	0.66	%(c)	0.65%	0.66%	0.58	%(c)
Net investment income	5.30	%(c)	5.18%	5.71%	6.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$14,063		$10,668	$6,091	$3
Portfolio turnover	22%		64%	63%	81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
33

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$2.99		$3.04		$3.01		$2.78		$2.85		$2.72
Income from investment operations:
Net investment income	0.07		0.15		0.17		0.17		0.18		0.14
Net realized and unrealized gain (loss)	(0.17)		(0.05)		0.03		0.23		(0.06)		0.12
Total from investment operations	(0.10)		0.10		0.20		0.40		0.12		0.26
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.17)		(0.17)		(0.19)		(0.13)
Net realized gains	—		—		—		—		(0.00	)(b)	—
Total distributions to shareholders	(0.07)		(0.15)		(0.17)		(0.17)		(0.19)		(0.13)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$2.82		$2.99		$3.04		$3.01		$2.78		$2.85
Total return	(3.21%)		3.37%		6.81%		14.84%		4.59	%(c)	9.87%
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.83%		0.82%		0.82%		0.80%		0.73	%(e)
Total net expenses(f)	0.82	%(e)(g)	0.82	%(g)	0.82	%(g)	0.82	%(g)	0.78	%(g)	0.73	%(e)
Net investment income	5.12	%(e)	5.01%		5.58%		5.86%		6.58%		7.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$195,329		$208,466		$161,293		$153,684		$35,492		$12,526
Portfolio turnover	22%		64%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
34

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

Semiannual Report 2015
35

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;

Semiannual Report 2015
36

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent

Semiannual Report 2015
37

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage the cash position. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30 , 2015:

Derivative Instrument	Average Notional Amounts ($)
Futures contracts — Short	59,765,594	*
Credit default swap contracts — sell protection	1,509,066	**

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

**Based on the daily outstanding amounts for the six months ended November 30, 2015.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	115,063	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2015
38

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(54,316)	(54,316)
Interest rate risk	(250,123)	—	(250,123)
Total	(250,123)	(54,316)	(304,439)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Interest rate risk	(9,858)	—	(9,858)

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Semiannual Report 2015
39

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.40% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.63% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $3,647,195, and the administrative services fee paid to the Investment Manager was $414,567.

Semiannual Report 2015
40

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $1,795.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2015, the Fund's total potential future obligation over the life of the Guaranty is $92,139. The liability remaining at November 30, 2015 for non-recurring charges associated with the lease amounted to $48,529 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these

Semiannual Report 2015
41

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

minimum account balance fees reduced total expenses of the Fund by $3,198.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,465,000 and $6,869,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $244,441 for Class A, $832 for Class B and $1,131 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.07%	1.07%
Class B	1.82	1.82
Class C	1.82	1.82
Class I	0.70	0.70
Class K	1.00	1.00
Class R	1.32	1.32
Class R4	0.82	0.82
Class R5	0.75	0.75
Class W	1.07	1.07
Class Y	0.70	0.70
Class Z	0.82	0.82

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $1,903,095,000 and the aggregate gross approximate

Semiannual Report 2015
42

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,783,000
Unrealized depreciation	(77,004,000)
Net unrealized depreciation	$(52,221,000)

The following capital loss carryforwards, determined as of May 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	1,222,449
2017	101,035,752
2018	55,132,247
Total	157,390,448

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $391,568,527 and $471,492,457, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 65.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2015
43

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a

Semiannual Report 2015
44

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
45

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
46

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly higher than the median ratio, but lower than the 60th percentile of the Fund's Lipper peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
47

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
48

COLUMBIA HIGH YIELD BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
49

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR160_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	31

Semiannual Report 2015

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Active Portfolios® Multi-Manager Value Fund (the Fund) Class A shares returned -3.38% for the six-month period that ended November 30, 2015.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned -3.08% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	-3.38	-2.13	11.16
Russell 1000 Value Index		-3.08	-1.11	13.89

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Steven Schroll
Paul Stocking
Dean Ramos, CFA

Dimensional Fund Advisors LP

Joseph Chi, CFA
Jed Fogdall
Henry Gray
Lukas Smart, CFA*

*Effective August 7, 2015, Mr. Smart was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
AT&T, Inc.	4.3
Exxon Mobil Corp.	3.8
Pfizer, Inc.	3.6
Intel Corp.	2.8
Cisco Systems, Inc.	2.6
Microsoft Corp.	2.6
Chevron Corp.	2.5
Philip Morris International, Inc.	2.5
Altria Group, Inc.	2.5
JPMorgan Chase & Co.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	95.9
Equity-Linked Notes	2.6
Limited Partnerships	0.0	(a)
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	8.4
Consumer Staples	11.2
Energy	16.6
Financials	13.0
Health Care	13.8
Industrials	9.9
Information Technology	13.2
Materials	3.4
Telecommunication Services	7.0
Utilities	3.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	966.20	1,019.56	5.62	5.77	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)	64,816	2,260,782
Johnson Controls, Inc.	11,319	520,674
Visteon Corp.(a)	3,728	447,025
Total		3,228,481
Automobiles 1.1%
Ford Motor Co.	669,951	9,600,398
General Motors Co.	257,986	9,339,093
Total		18,939,491
Diversified Consumer Services —%
Graham Holdings Co., Class B	1,042	563,983
Service Corp. International	9,553	266,051
Total		830,034
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	45,863	2,317,458
Darden Restaurants, Inc.	349	19,603
Hilton Worldwide Holdings, Inc.	29,815	692,304
Hyatt Hotels Corp., Class A(a)	3,693	182,028
McDonald's Corp.	195,673	22,338,030
MGM Resorts International(a)	134,742	3,064,033
Royal Caribbean Cruises Ltd.	45,972	4,257,467
Total		32,870,923
Household Durables 0.7%
D.R. Horton, Inc.	100,744	3,255,039
Garmin Ltd.	19,000	719,150
Lennar Corp., Class A	50,632	2,592,865
Lennar Corp., Class B	1,697	70,595
Mohawk Industries, Inc.(a)	10,768	2,053,673
PulteGroup, Inc.	57,543	1,120,938
Toll Brothers, Inc.(a)	17,420	647,675
Whirlpool Corp.	8,798	1,429,851
Total		11,889,786
Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Class A(a)	111,447	2,951,116
Liberty Ventures, Inc., Class A(a)	22,179	953,919
Total		3,905,035
Leisure Products 0.4%
Mattel, Inc.	316,975	7,879,998

Common Stocks (continued)

Issuer	Shares	Value ($)
Media 3.0%
Cable One, Inc.	761	339,604
Comcast Corp., Class A	65,749	4,013,319
Comcast Corp., Class A	398,887	24,276,263
Liberty Broadband Corp. Class A(a)	586	31,064
Liberty Broadband Corp. Class C(a)	5,446	287,603
Liberty Media Corp., Class A(a)	12,259	496,612
Liberty Media Corp., Class C(a)	24,891	973,238
Madison Square Garden Co. (The), Class A(a)	3,538	574,783
News Corp., Class A	31,805	456,402
News Corp., Class B	14,504	209,728
Pearson PLC	237,275	2,951,791
TEGNA, Inc.	17,511	494,686
Time Warner Cable, Inc.	20,108	3,715,355
Time Warner, Inc.	142,541	9,975,019
Vivendi SA	191,879	4,040,403
Total		52,835,870
Multiline Retail 0.2%
Dillard's, Inc., Class A	10,044	753,300
Kohl's Corp.	66,401	3,129,479
Total		3,882,779
Specialty Retail 0.3%
Best Buy Co., Inc.	52,763	1,676,808
GameStop Corp., Class A	35,574	1,246,157
Penske Automotive Group, Inc.	22,793	1,063,522
Staples, Inc.	118,861	1,434,652
Total		5,421,139
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	13,692	1,249,942
Ralph Lauren Corp.	11,785	1,463,815
Total		2,713,757
Total Consumer Discretionary		144,397,293
CONSUMER STAPLES 10.7%
Beverages 0.5%
Coca-Cola Co. (The)	63,826	2,720,264
Molson Coors Brewing Co., Class B	16,496	1,518,127
PepsiCo, Inc.	54,511	5,459,822
Total		9,698,213

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 1.1%
CVS Health Corp.	155,916	14,670,136
Safeway, Inc. Casa Ley CVR(a)(b)(c)	60,717	61,622
Safeway, Inc. PDC CVR(a)(b)(c)	60,717	2,963
Walgreens Boots Alliance, Inc.	3,917	329,146
Wesfarmers Ltd.	150,658	4,140,286
Total		19,204,153
Food Products 2.1%
Archer-Daniels-Midland Co.	110,442	4,030,029
Bunge Ltd.	37,817	2,518,990
ConAgra Foods, Inc.	13,382	547,725
General Mills, Inc.	181,106	10,460,682
Ingredion, Inc.	19,994	1,970,809
JM Smucker Co. (The)	25,801	3,126,823
Kraft Heinz Co. (The)	49,174	3,623,632
Mondelez International, Inc., Class A	122,374	5,342,849
Pinnacle Foods, Inc.	25,614	1,115,234
Seaboard Corp.(a)	3	9,900
TreeHouse Foods, Inc.(a)	400	34,584
Tyson Foods, Inc., Class A	97,120	4,856,000
Total		37,637,257
Household Products 0.9%
Energizer Holdings, Inc.	4,223	142,822
Procter & Gamble Co. (The)	203,437	15,225,225
Spectrum Brands Holdings, Inc.	2,134	202,111
Total		15,570,158
Personal Products —%
Edgewell Personal Care Co.	4,223	339,952
Tobacco 6.1%
Altria Group, Inc.	755,136	43,495,833
British American Tobacco PLC	295,082	17,190,270
Philip Morris International, Inc.	509,092	44,489,550
Reynolds American, Inc.	93,865	4,341,256
Total		109,516,909
Total Consumer Staples		191,966,642
ENERGY 15.9%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	37,375	2,020,866
Helmerich & Payne, Inc.	32,301	1,881,533

Common Stocks (continued)

Issuer	Shares	Value ($)
Nabors Industries Ltd.	6,672	67,454
National Oilwell Varco, Inc.	54,098	2,020,019
Transocean Ltd.	60,489	868,622
Weatherford International PLC(a)	173,614	1,876,768
Total		8,735,262
Oil, Gas & Consumable Fuels 15.4%
Anadarko Petroleum Corp.	77,894	4,665,851
Apache Corp.	42,170	2,073,921
BP PLC, ADR	258,812	8,954,895
Chesapeake Energy Corp.	139,842	736,967
Chevron Corp.	491,104	44,847,617
Concho Resources, Inc.(a)	5,814	636,284
ConocoPhillips	551,147	29,789,495
Devon Energy Corp.	43,680	2,009,717
Enbridge, Inc.	51,070	1,810,431
EOG Resources, Inc.	46,267	3,860,056
Exxon Mobil Corp.	832,694	67,997,792
Gulfport Energy Corp.(a)	1,144	29,080
Hess Corp.	52,890	3,120,510
HollyFrontier Corp.	51,271	2,465,110
Kinder Morgan, Inc.	516,625	12,176,851
Marathon Oil Corp.	139,093	2,435,518
Marathon Petroleum Corp.	82,555	4,822,038
Newfield Exploration Co.(a)	36,554	1,398,556
Noble Energy, Inc.	11,119	407,734
Occidental Petroleum Corp.	440,125	33,269,049
Phillips 66	238,618	21,840,705
Range Resources Corp.	7,774	222,181
Royal Dutch Shell PLC, Class A	248,490	6,148,936
Spectra Energy Corp.	300,044	7,861,153
Suncor Energy, Inc.	99,076	2,734,498
Tesoro Corp.	33,424	3,849,442
Valero Energy Corp.	91,610	6,583,095
Whiting Petroleum Corp.(a)	20,025	330,613
Total		277,078,095
Total Energy		285,813,357

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 12.5%
Banks 5.5%
Bank of America Corp.	630,652	10,992,264
Bank of Montreal	79,295	4,570,564
BB&T Corp.	74,844	2,890,475
BOK Financial Corp.	6,972	480,022
CIT Group, Inc.	25,134	1,079,757
Citigroup, Inc.	187,439	10,138,575
Comerica, Inc.	15,342	711,102
Fifth Third Bancorp	167,484	3,461,894
Huntington Bancshares, Inc.	207,823	2,429,451
Investors Bancorp, Inc.	22,996	294,809
JPMorgan Chase & Co.	605,018	40,342,600
KeyCorp	163,770	2,147,025
M&T Bank Corp.	23,213	2,909,285
PacWest Bancorp	12,134	570,541
People's United Financial, Inc.	26,655	446,471
PNC Financial Services Group, Inc. (The)	61,958	5,917,608
Regions Financial Corp.	232,084	2,353,332
SunTrust Banks, Inc.	60,283	2,617,488
Wells Fargo & Co.	56,607	3,119,046
Zions Bancorporation	27,834	833,907
Total		98,306,216
Capital Markets 1.7%
Bank of New York Mellon Corp. (The)	142,020	6,226,157
BlackRock, Inc.	14,393	5,235,022
E*TRADE Financial Corp.(a)	34,069	1,036,720
Goldman Sachs Group, Inc. (The)	63,364	12,040,427
Invesco Ltd.	25,063	844,372
Legg Mason, Inc.	10,118	449,037
Morgan Stanley	87,568	3,003,582
State Street Corp.	27,381	1,987,313
Total		30,822,630
Consumer Finance 1.1%
Ally Financial, Inc.(a)	125,607	2,507,116
Capital One Financial Corp.	96,194	7,552,191
Santander Consumer USA Holdings, Inc.(a)	4,933	87,018
Synchrony Financial(a)	270,864	8,621,601
Total		18,767,926

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 0.2%
CME Group, Inc.	17,396	1,698,720
Leucadia National Corp.	30,575	540,566
Nasdaq, Inc.	14,055	823,904
Voya Financial, Inc.	14,616	594,871
Total		3,658,061
Insurance 3.9%
ACE Ltd.	18,523	2,127,367
Aflac, Inc.	68,912	4,495,819
Alleghany Corp.(a)	2,400	1,222,464
Allied World Assurance Co. Holdings AG	5,412	196,564
Allstate Corp. (The)	68,615	4,306,277
American Financial Group, Inc.	14,368	1,063,232
American International Group, Inc.	164,148	10,436,530
Arch Capital Group Ltd.(a)	11,201	811,737
Assurant, Inc.	12,198	1,043,173
Assured Guaranty Ltd.	34,966	924,501
Axis Capital Holdings Ltd.	9,588	536,928
Chubb Corp. (The)	16,284	2,125,551
Cincinnati Financial Corp.	19,347	1,182,295
CNA Financial Corp.	3,492	128,296
Endurance Specialty Holdings Ltd.	2,993	197,418
Everest Re Group Ltd.	13,000	2,397,720
First American Financial Corp.	6,715	264,840
FNF Group	14,886	533,663
Hartford Financial Services Group, Inc. (The)	135,349	6,177,328
Lincoln National Corp.	28,063	1,543,184
Loews Corp.	65,032	2,464,063
Markel Corp.(a)	1,172	1,060,859
MetLife, Inc.	64,897	3,315,588
Old Republic International Corp.	43,614	826,921
PartnerRe Ltd.	7,061	982,397
Principal Financial Group, Inc.	93,337	4,803,122
Prudential Financial, Inc.	26,196	2,267,264
Reinsurance Group of America, Inc.	9,990	917,881
RenaissanceRe Holdings Ltd.	11,445	1,267,648
Travelers Companies, Inc. (The)	53,591	6,139,921
Unum Group	43,810	1,606,951
Validus Holdings Ltd.	6,795	320,588

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
White Mountains Insurance Group Ltd.	242	195,536
WR Berkley Corp.	21,890	1,218,397
XL Group PLC	30,307	1,157,121
Total		70,259,144
Real Estate Investment Trusts (REITs) —%
Communications Sales & Leasing, Inc.(a)	29,997	583,441
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	70,937	1,163,367
Total Financials		223,560,785
HEALTH CARE 13.3%
Biotechnology 0.5%
AbbVie, Inc.	154,909	9,007,958
Baxalta, Inc.	13,520	464,818
Total		9,472,776
Health Care Equipment & Supplies 0.6%
Alere, Inc.(a)	850	35,079
Boston Scientific Corp.(a)	103,448	1,891,029
Hologic, Inc.(a)	47,476	1,915,657
Medtronic PLC	70,935	5,344,243
Teleflex, Inc.	6,434	847,358
Zimmer Biomet Holdings, Inc.	3,954	399,394
Total		10,432,760
Health Care Providers & Services 2.2%
Aetna, Inc.	61,912	6,361,458
Amsurg Corp.(a)	2,233	187,706
Anthem, Inc.	47,388	6,178,447
Brookdale Senior Living, Inc.(a)	14,916	335,311
CIGNA Corp.	13,350	1,801,983
Community Health Systems, Inc.(a)	30,870	893,378
Express Scripts Holding Co.(a)	124,664	10,656,279
Humana, Inc.	39,232	6,616,869
Laboratory Corp. of America Holdings(a)	10,808	1,313,604
Mednax, Inc.(a)	8,437	602,149
Quest Diagnostics, Inc.	36,593	2,500,034
UnitedHealth Group, Inc.	8,433	950,483
Universal Health Services, Inc., Class B	3,138	381,330
Total		38,779,031

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	18,305	765,515
Bio-Rad Laboratories, Inc., Class A(a)	1,981	276,785
Thermo Fisher Scientific, Inc.	50,409	6,976,606
Total		8,018,906
Pharmaceuticals 9.5%
Allergan PLC(a)	23,937	7,513,585
Bristol-Myers Squibb Co.	417,619	27,984,649
Eli Lilly & Co.	170,221	13,964,931
GlaxoSmithKline PLC	207,577	4,237,720
Johnson & Johnson	337,534	34,171,942
Mallinckrodt PLC(a)	9,744	661,715
Merck & Co., Inc.	339,652	18,004,953
Perrigo Co. PLC	1,300	194,207
Pfizer, Inc.	1,955,360	64,077,147
Total		170,810,849
Total Health Care		237,514,322
INDUSTRIALS 9.5%
Aerospace & Defense 2.4%
BAE Systems PLC	692,057	5,383,512
L-3 Communications Holdings, Inc.	25,179	3,082,161
Lockheed Martin Corp.	122,789	26,910,437
Orbital ATK, Inc.	5,627	483,416
Precision Castparts Corp.	12,523	2,899,576
Textron, Inc.	73,470	3,134,965
Total		41,894,067
Air Freight & Logistics 0.3%
FedEx Corp.	34,414	5,455,996
Airlines 0.6%
JetBlue Airways Corp.(a)	102,735	2,541,664
Southwest Airlines Co.	183,720	8,429,073
Total		10,970,737
Building Products 0.1%
Owens Corning	39,808	1,864,607
Commercial Services & Supplies 0.9%
ADT Corp. (The)	51,851	1,839,155
KAR Auction Services, Inc.	34,933	1,325,009
Republic Services, Inc.	110,695	4,862,831
RR Donnelley & Sons Co.	375,975	6,049,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Waste Connections, Inc.	29,525	1,609,112
Total		15,685,545
Construction & Engineering 0.2%
AECOM(a)	14,754	469,620
Chicago Bridge & Iron Co. NV	15,461	660,957
Fluor Corp.	19,798	962,183
Jacobs Engineering Group, Inc.(a)	22,071	974,214
Quanta Services, Inc.(a)	43,723	964,092
Total		4,031,066
Electrical Equipment 0.2%
Eaton Corp. PLC	63,558	3,696,533
Industrial Conglomerates 1.8%
Carlisle Companies, Inc.	5,955	526,720
Danaher Corp.	29,502	2,843,698
General Electric Co.	958,017	28,683,029
Total		32,053,447
Machinery 1.5%
AGCO Corp.	28,746	1,444,774
Caterpillar, Inc.	94,145	6,839,634
Colfax Corp.(a)	14,314	387,480
Cummins, Inc.	20,591	2,066,719
Dover Corp.	32,321	2,129,954
Ingersoll-Rand PLC	49,572	2,908,389
PACCAR, Inc.	43,966	2,284,473
Pentair PLC	43,085	2,442,920
Stanley Black & Decker, Inc.	51,070	5,574,801
Trinity Industries, Inc.	42,297	1,148,364
Total		27,227,508
Marine —%
Kirby Corp.(a)	4,365	281,979
Professional Services 0.1%
ManpowerGroup, Inc.	14,021	1,265,816
Nielsen Holdings PLC	5,207	243,062
Towers Watson & Co.	886	119,176
Total		1,628,054
Road & Rail 1.4%
AMERCO	78	31,621
Avis Budget Group, Inc.(a)	29,777	1,113,362
CSX Corp.	170,417	4,844,955
Genesee & Wyoming, Inc., Class A(a)	8,697	602,441
Common Stocks (continued)

Issuer	Shares	Value ($)
Hertz Global Holdings, Inc.(a)	112,975	1,791,784
Kansas City Southern	27,979	2,543,851
Norfolk Southern Corp.	46,314	4,402,609
Ryder System, Inc.	16,990	1,120,660
Union Pacific Corp.	106,562	8,945,880
Total		25,397,163
Trading Companies & Distributors —%
Air Lease Corp.	9,684	325,673
Total Industrials		170,512,375
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 2.8%
Arris Group, Inc.(a)	14,070	430,120
Brocade Communications Systems, Inc.	91,560	859,290
Cisco Systems, Inc.	1,717,391	46,798,905
EchoStar Corp., Class A(a)	6,480	253,433
Juniper Networks, Inc.	28,677	864,038
Total		49,205,786
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.(a)	29,693	1,679,436
Avnet, Inc.	41,437	1,877,925
Corning, Inc.	125,317	2,347,187
Flextronics International Ltd.(a)	5,011	56,374
Ingram Micro, Inc., Class A	25,858	799,788
Jabil Circuit, Inc.	50,811	1,300,254
Trimble Navigation Ltd.(a)	13,081	299,555
Total		8,360,519
Internet Software & Services 0.1%
IAC/InterActiveCorp	10,397	652,828
Yahoo!, Inc.(a)	41,739	1,411,195
Total		2,064,023
IT Services 0.9%
Amdocs Ltd.	27,252	1,541,646
Computer Sciences Corp.	29,967	938,866
CSRA, Inc.(a)	29,967	944,260
Fidelity National Information Services, Inc.	71,601	4,558,836
Paychex, Inc.	89,302	4,844,633
Xerox Corp.	347,312	3,664,142
Total		16,492,383

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
First Solar, Inc.(a)	12,021	679,307
Intel Corp.	1,441,610	50,124,780
Lam Research Corp.	43,118	3,371,828
Marvell Technology Group Ltd.	41,275	365,696
Maxim Integrated Products, Inc.	74,601	2,892,281
Micron Technology, Inc.(a)	34,822	554,714
NVIDIA Corp.	104,434	3,312,646
Teradyne, Inc.	19,091	396,711
Total		61,697,963
Software 3.3%
Activision Blizzard, Inc.	148,018	5,574,358
CA, Inc.	126,349	3,551,670
Microsoft Corp.	859,257	46,700,618
Nuance Communications, Inc.(a)	25,244	528,357
Symantec Corp.	112,447	2,201,712
Synopsys, Inc.(a)	15,424	772,434
Total		59,329,149
Technology Hardware, Storage & Peripherals 1.6%
EMC Corp.	288,148	7,301,670
Hewlett Packard Enterprise Co.(a)	313,920	4,664,851
HP, Inc.	480,018	6,019,426
Seagate Technology PLC	241,228	8,669,735
Western Digital Corp.	33,098	2,065,646
Total		28,721,328
Total Information Technology		225,871,151
MATERIALS 3.3%
Chemicals 1.8%
Airgas, Inc.	13,967	1,930,240
Albemarle Corp.	3,337	178,730
Ashland, Inc.	16,856	1,898,828
CF Industries Holdings, Inc.	72,105	3,326,925
Dow Chemical Co. (The)	242,807	12,657,529
Eastman Chemical Co.	54,539	3,962,258
EI du Pont de Nemours & Co.	78,185	5,264,978
Mosaic Co. (The)	77,602	2,455,327
Olin Corp.	7,743	168,565
PPG Industries, Inc.	7,810	825,829
Westlake Chemical Corp.	2,348	140,997
Total		32,810,206

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,901	928,818
Vulcan Materials Co.	20,399	2,094,365
Total		3,023,183
Containers & Packaging 0.1%
Bemis Co., Inc.	10,602	499,566
Westrock Co.	32,802	1,660,766
Total		2,160,332
Metals & Mining 0.8%
Alcoa, Inc.	196,577	1,839,961
Freeport-McMoRan, Inc.	114,739	938,565
Newmont Mining Corp.	91,681	1,687,847
Nucor Corp.	181,905	7,539,962
Reliance Steel & Aluminum Co.	23,436	1,378,271
Steel Dynamics, Inc.	50,689	881,482
Total		14,266,088
Paper & Forest Products 0.4%
International Paper Co.	149,312	6,245,721
Total Materials		58,505,530
TELECOMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 6.1%
AT&T, Inc.	2,268,429	76,378,005
BCE, Inc.	166,146	7,154,247
CenturyLink, Inc.	596,555	16,065,226
Frontier Communications Corp.	278,881	1,391,616
Level 3 Communications, Inc.(a)	53,546	2,721,743
Orange SA	330,359	5,710,306
Total		109,421,143
Wireless Telecommunication Services 0.6%
Sprint Corp.(a)	92,759	338,570
T-Mobile USA, Inc.(a)	45,235	1,605,843
United States Cellular Corp.(a)	3,857	160,798
Vodafone Group PLC	844,874	2,853,500
Vodafone Group PLC, ADR	186,854	6,270,820
Total		11,229,531
Total Telecommunication Services		120,650,674

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 3.4%
Electric Utilities 1.9%
American Electric Power Co., Inc.	74,245	4,158,462
Duke Energy Corp.	128,429	8,702,349
Exelon Corp.	245,460	6,703,513
PPL Corp.	195,552	6,656,590
Xcel Energy, Inc.	220,696	7,870,019
Total		34,090,933
Gas Utilities 0.1%
UGI Corp.	43,207	1,497,987
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	86,601	1,279,963
NRG Energy, Inc.	66,231	818,615
Total		2,098,578
Multi-Utilities 1.3%
Ameren Corp.	137,353	6,010,567
CMS Energy Corp.	56,678	1,984,864
DTE Energy Co.	41,888	3,371,565
PG&E Corp.	86,927	4,583,661
Sempra Energy	72,037	7,148,231
Total		23,098,888
Total Utilities		60,786,386
Total Common Stocks (Cost: $1,647,271,034)		1,719,578,515

Limited Partnerships —%

ENERGY —%
Oil, Gas & Consumable Fuels —%
EnLink Midstream LLC	3,647	61,525
Total Energy		61,525
Total Limited Partnerships (Cost: $117,781)		61,525

Equity-Linked Notes 2.6%

Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(d) (linked to common stock of Eli Lilly & Co.) 12/30/15	8.000%	83,147	6,831,358
(linked to common stock of Phillips 66) 12/17/15	11.800%	31,242	2,715,555

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG (linked to common stock of Intel Corp.)(d) 12/04/15	9.610%	60,310	1,824,739
Goldman Sachs Group, Inc. (The)(d) (linked to common stock of Charles Schwab Corp. (The)) 12/22/15	6.050%	128,200	4,280,111
(linked to common stock of General Electric Co.) 12/31/15	9.550%	99,390	2,717,372
Goldman Sachs International(d) (linked to common stock of Dow Chemical Co. (The)) 02/25/16	10.000%	68,970	3,578,446
(linked to common stock of Eastman Chemical Co.) 02/25/16	7.650%	34,085	2,462,273
(linked to common stock of Medtronic PLC) 01/21/16	6.550%	58,760	4,292,988
JPMorgan Chase Bank NA(d) (linked to common stock of Blackstone Group LP (The)) 02/23/16	15.360%	122,460	3,889,330
(linked to common stock of EI du Pont de Nemours & Co.) 02/23/16	6.450%	108,490	7,313,311
UBS AG (linked to common stock of KKR & Co. LP)(d) 02/25/16	20.650%	242,960	4,062,291
Wells Fargo Bank NA (linked to common stock of PPG Industries, Inc.)(d) 02/23/16	4.390%	26,843	2,823,078
Total Equity-Linked Notes (Cost: $45,984,279)			46,790,852

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(e)(f)	26,922,465	26,922,465
Total Money Market Funds (Cost: $26,922,465)		26,922,465
Total Investments (Cost: $1,720,295,559)		1,793,353,357
Other Assets & Liabilities, Net		(2,142,222)
Net Assets		1,791,211,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $64,585, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Safeway, Inc. Casa Ley CVR	01/28/2014 - 01/30/2014	8,416
Safeway, Inc. PDC CVR	01/28/2014 - 01/30/2014	372

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $46,790,852 or 2.61% of net assets.

(e)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	46,425,295	423,629,556	(443,132,386)	26,922,465	19,935	26,922,465

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Assets ($)	Level 2 Markets for Identical Observable Inputs ($)	Level 3 Other Significant Unobservable Inputs ($)	Significant Total ($)
Investments
Common Stocks
Consumer Discretionary	137,405,099	6,992,194	—	144,397,293
Consumer Staples	170,571,501	21,330,556	64,585	191,966,642
Energy	279,664,421	6,148,936	—	285,813,357
Financials	223,560,785	—	—	223,560,785
Health Care	233,276,602	4,237,720	—	237,514,322
Industrials	165,128,863	5,383,512	—	170,512,375
Information Technology	225,871,151	—	—	225,871,151
Materials	58,505,530	—	—	58,505,530
Telecommunication Services	112,086,868	8,563,806	—	120,650,674
Utilities	60,786,386	—	—	60,786,386
Total Common Stocks	1,666,857,206	52,656,724	64,585	1,719,578,515

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Assets ($)	Level 2 Markets for Identical Observable Inputs ($)	Level 3 Other Significant Unobservable Inputs ($)	Significant Total ($)
Limited Partnerships
Energy	61,525	—	—	61,525
Equity-Linked Notes	—	46,790,852	—	46,790,852
Money Market Funds	—	26,922,465	—	26,922,465
Total Investments	1,666,918,731	126,370,041	64,585	1,793,353,357

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	46,425,295	46,425,295	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,693,373,094)	$1,766,430,892
Affiliated issuers (identified cost $26,922,465)	26,922,465
Total investments (identified cost $1,720,295,559)	1,793,353,357
Receivable for:
Investments sold	7,337,308
Capital shares sold	4,211,944
Dividends	6,083,282
Interest	13,309
Foreign tax reclaims	271,983
Expense reimbursement due from Investment Manager	3,499
Prepaid expenses	6,956
Total assets	1,811,281,638
Liabilities
Due to custodian	182,485
Payable for:
Investments purchased	17,203,615
Capital shares purchased	2,156,298
Investment management fees	96,381
Distribution and/or service fees	36,865
Transfer agent fees	284,116
Compensation of board members	35,262
Other expenses	75,481
Total liabilities	20,070,503
Net assets applicable to outstanding capital stock	$1,791,211,135
Represented by
Paid-in capital	$1,667,072,900
Undistributed net investment income	8,266,561
Accumulated net realized gain	42,852,675
Unrealized appreciation (depreciation) on:
Investments	73,057,798
Foreign currency translations	(38,799)
Total — representing net assets applicable to outstanding capital stock	$1,791,211,135
Class A
Net assets	$1,791,211,135
Shares outstanding	151,473,885
Net asset value per share	$11.83

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,967,138
Dividends — affiliated issuers	19,935
Interest	2,348,152
Foreign taxes withheld	(422,864)
Total income	29,912,361
Expenses:
Investment management fees	5,788,707
Distribution and/or service fees
Class A	2,205,453
Transfer agent fees
Class A	1,847,426
Compensation of board members	15,476
Custodian fees	28,531
Printing and postage fees	133,153
Registration fees	16,532
Audit fees	9,944
Legal fees	10,531
Other	20,365
Total expenses	10,076,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(134,379)
Total net expenses	9,941,739
Net investment income	19,970,622
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,621,419
Foreign currency translations	(117,890)
Futures contracts	(57,996)
Net realized gain	11,445,533
Net change in unrealized appreciation (depreciation) on:
Investments	(90,824,054)
Foreign currency translations	(11,957)
Net change in unrealized depreciation	(90,836,011)
Net realized and unrealized loss	(79,390,478)
Net decrease in net assets from operations	$(59,419,856)

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$19,970,622	$38,776,451
Net realized gain	11,445,533	67,653,542
Net change in unrealized depreciation	(90,836,011)	(257,454)
Net increase (decrease) in net assets resulting from operations	(59,419,856)	106,172,539
Distributions to shareholders
Net investment income
Class A	(19,523,288)	(37,808,599)
Net realized gains
Class A	—	(86,159,567)
Total distributions to shareholders	(19,523,288)	(123,968,166)
Increase (decrease) in net assets from capital stock activity	(57,163,504)	192,162,908
Total increase (decrease) in net assets	(136,106,648)	174,367,281
Net assets at beginning of period	1,927,317,783	1,752,950,502
Net assets at end of period	$1,791,211,135	$1,927,317,783
Undistributed net investment income	$8,266,561	$7,819,227

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	21,036,571	246,027,209	36,228,479	448,971,978
Distributions reinvested	1,651,754	19,523,254	10,223,902	123,967,935
Redemptions	(26,948,042)	(322,713,967)	(30,622,141)	(380,777,005)
Net increase (decrease)	(4,259,717)	(57,163,504)	15,830,240	192,162,908
Total net increase (decrease)	(4,259,717)	(57,163,504)	15,830,240	192,162,908

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015	2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$12.38		$12.53	$11.99		$9.49	$10.00
Income from investment operations:
Net investment income	0.13		0.27	0.25		0.18	0.02
Net realized and unrealized gain (loss)	(0.55)		0.47	1.67		2.50	(0.53)
Total from investment operations	(0.42)		0.74	1.92		2.68	(0.51)
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)	(0.20)		(0.18)	—
Net realized gains	—		(0.62)	(1.18)		—	—
Total distributions to shareholders	(0.13)		(0.89)	(1.38)		(0.18)	—
Net asset value, end of period	$11.83		$12.38	$12.53		$11.99	$9.49
Total return	(3.38%)		6.16%	17.18%		28.49%	(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)	1.13%	1.20	%(d)	1.24%	1.38	%(c)
Total net expenses(e)	1.13	%(c)	1.11%	1.08	%(d)	1.08%	1.08	%(c)
Net investment income	2.27	%(c)	2.18%	2.05%		1.70%	2.46	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,791,211		$1,927,318	$1,752,951		$750,935	$576,769
Portfolio turnover	39%		55%	99%		55%	3%

Notes to Financial Highlights

(a)  Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2015
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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange

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21

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument

Semiannual Report 2015
22

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At November 30, 2015, the Fund has no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(57,996)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	—

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015. While there was no notional amount of futures contracts outstanding at any quarter end, the Fund did enter into futures contracts during the six months; the gain (loss) associated with this activity is presented in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Semiannual Report 2015
23

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.66% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $3,555,830, and the

Semiannual Report 2015
24

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

administrative services fee paid to the Investment Manager was $320,837.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Dimensional Fund Advisors, LP (DFA), to subadvise a portion of the Fund. The Investment Manager compensates DFA to manage the investments of a portion of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $1,688.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets for Class A shares was 0.21%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft

Semiannual Report 2015
25

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

charges from the Fund's custodian, do not exceed the annual rate of:

	Contractual Expense Cap October 1, 2015 through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.13%	1.13%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $1,720,296,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$162,536,000
Unrealized depreciation	(89,479,000)
Net unrealized appreciation	$73,057,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $669,965,533 and $709,002,415, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Semiannual Report 2015
26

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
27

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Active Portfolios® Multi-Manager Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Dimensional Fund Advisors LP (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other

Semiannual Report 2015
28

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports.

Semiannual Report 2015
29

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
30

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Active Portfolios® Multi-Manager Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR116_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA SMALL/MID CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL/MID CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Approval of Investment Management Services Agreement	36
Important Information About This Report	39

Semiannual Report 2015

COLUMBIA SMALL/MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small/Mid Cap Value Fund (the Fund) Class A shares returned -5.88% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Fund underperformed its benchmark, the Russell 2500 Value Index, which returned -3.64% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		-5.88	-0.02	10.56	6.78
Including sales charges		-11.28	-5.74	9.26	6.16
Class B	02/14/02
Excluding sales charges		-6.24	-0.71	9.76	5.97
Including sales charges		-10.92	-4.91	9.48	5.97
Class C	02/14/02
Excluding sales charges		-6.24	-0.81	9.74	5.98
Including sales charges		-7.18	-1.64	9.74	5.98
Class I	03/04/04	-5.74	0.40	11.08	7.27
Class K	02/14/02	-5.83	0.11	10.72	6.95
Class R*	12/11/06	-6.07	-0.35	10.30	6.48
Class R4*	12/11/06	-5.78	0.28	10.71	6.80
Class R5*	12/11/06	-5.71	0.28	10.99	7.17
Class W*	12/01/06	-5.93	-0.02	10.57	6.80
Class Y*	06/13/13	-5.69	0.32	10.79	6.89
Class Z*	09/27/10	-5.76	0.18	10.87	6.93
Russell 2500 Value Index		-3.64	0.48	11.91	7.00

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell's leading style methodology.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jarl Ginsberg, CFA, CAIA

Christian Stadlinger, Ph.D., CFA

David Hoffman

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
Huntington Bancshares, Inc.	1.6
Zions Bancorporation	1.5
Umpqua Holdings Corp.	1.4
Comerica, Inc.	1.3
Highwoods Properties, Inc.	1.3
JCPenney Co., Inc.	1.3
Southwest Gas Corp.	1.3
Helen of Troy Ltd.	1.3
Fairchild Semiconductor International, Inc.	1.3
Flagstar Bancorp, Inc.	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	95.2
Exchange-Traded Funds	0.4
Limited Partnerships	0.9
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	13.6
Consumer Staples	4.4
Energy	5.7
Financials	35.9
Health Care	4.8
Industrials	15.4
Information Technology	8.2
Materials	4.8
Utilities	7.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA SMALL/MID CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	941.20	1,019.01	6.08	6.33	1.24
Class B	1,000.00	1,000.00	937.60	1,015.21	9.74	10.14	1.99
Class C	1,000.00	1,000.00	937.60	1,015.21	9.74	10.14	1.99
Class I	1,000.00	1,000.00	942.60	1,021.18	3.98	4.14	0.81
Class K	1,000.00	1,000.00	941.70	1,019.56	5.55	5.77	1.13
Class R	1,000.00	1,000.00	939.30	1,017.74	7.30	7.60	1.49
Class R4	1,000.00	1,000.00	942.20	1,020.27	4.86	5.05	0.99
Class R5	1,000.00	1,000.00	942.90	1,020.83	4.32	4.49	0.88
Class W	1,000.00	1,000.00	940.70	1,019.11	5.98	6.23	1.22
Class Y	1,000.00	1,000.00	943.10	1,021.03	4.13	4.29	0.84
Class Z	1,000.00	1,000.00	942.40	1,020.27	4.86	5.05	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.2%
Auto Components 1.7%
Motorcar Parts of America, Inc.(a)	192,000	7,691,520
Tenneco, Inc.(a)	172,000	9,267,360
Total		16,958,880
Diversified Consumer Services 1.5%
Houghton Mifflin Harcourt Co.(a)	277,800	5,489,328
Nord Anglia Education, Inc.(a)	435,000	9,235,050
Total		14,724,378
Hotels, Restaurants & Leisure 1.7%
Bloomin' Brands, Inc.	265,000	4,587,150
Penn National Gaming, Inc.(a)	340,000	5,423,000
Red Robin Gourmet Burgers, Inc.(a)	98,000	6,613,040
Total		16,623,190
Household Durables 2.8%
D.R. Horton, Inc.	322,000	10,403,820
Helen of Troy Ltd.(a)	118,000	12,202,380
KB Home	350,000	4,931,500
Total		27,537,700
Media 2.1%
AMC Entertainment Holdings, Inc., Class A	250,000	6,352,500
EW Scripps Co. (The), Class A	111,530	2,446,968
Media General, Inc.(a)	242,140	3,760,434
Sinclair Broadcast Group, Inc., Class A	251,000	8,810,100
Total		21,370,002
Multiline Retail 1.2%
JCPenney Co., Inc.(a)	1,550,000	12,353,500
Specialty Retail 2.2%
American Eagle Outfitters, Inc.	535,000	8,329,950
Best Buy Co., Inc.	250,000	7,945,000
TravelCenters of America LLC(a)	542,300	5,390,462
Total		21,665,412
Total Consumer Discretionary		131,233,062
CONSUMER STAPLES 4.2%
Food & Staples Retailing 2.8%
Performance Food Group Co.(a)	350,000	8,095,500
Rite Aid Corp.(a)	1,287,000	10,141,560

Common Stocks (continued)

Issuer	Shares	Value ($)
SUPERVALU, Inc.(a)	1,410,000	9,475,200
Total		27,712,260
Food Products 1.1%
TreeHouse Foods, Inc.(a)	132,000	11,412,720
Personal Products 0.3%
Nu Skin Enterprises, Inc., Class A	90,000	3,138,300
Total Consumer Staples		42,263,280
ENERGY 5.5%
Energy Equipment & Services 1.4%
Rowan Companies PLC, Class A	265,000	5,387,450
Weatherford International PLC(a)	830,000	8,972,300
Total		14,359,750
Oil, Gas & Consumable Fuels 4.1%
Aegean Marine Petroleum Network, Inc.	650,000	6,123,000
Carrizo Oil & Gas, Inc.(a)	210,000	8,479,800
Matador Resources Co.(a)	420,000	10,794,000
Parsley Energy, Inc., Class A(a)	520,000	10,218,000
PDC Energy, Inc.(a)	82,000	4,632,180
Total		40,246,980
Total Energy		54,606,730
FINANCIALS 33.8%
Banks 10.4%
Comerica, Inc.	276,000	12,792,600
Customers Bancorp, Inc.(a)	330,000	10,230,000
East West Bancorp, Inc.	258,000	11,192,040
Huntington Bancshares, Inc.	1,355,500	15,845,795
Prosperity Bancshares, Inc.	145,000	8,034,450
Texas Capital Bancshares, Inc.(a)	195,000	11,559,600
Umpqua Holdings Corp.	755,000	13,529,600
Wilshire Bancorp, Inc.	450,000	5,553,000
Zions Bancorporation	490,000	14,680,400
Total		103,417,485
Capital Markets 2.4%
Affiliated Managers Group, Inc.(a)	21,000	3,721,830
E*TRADE Financial Corp.(a)	385,000	11,715,550
Virtu Financial, Inc. Class A	390,000	8,677,500
Total		24,114,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 7.5%
American Equity Investment Life Holding Co.	395,000	10,589,950
Amtrust Financial Services, Inc.	192,000	12,001,920
Assured Guaranty Ltd.	420,000	11,104,800
CNO Financial Group, Inc.	565,000	11,429,950
FNF Group	300,000	10,755,000
Hartford Financial Services Group, Inc. (The)	210,000	9,584,400
XL Group PLC	255,000	9,735,900
Total		75,201,920
Real Estate Investment Trusts (REITs) 10.0%
Alexandria Real Estate Equities, Inc.	115,000	10,590,350
American Assets Trust, Inc.	295,000	11,743,950
CubeSmart	335,000	9,755,200
First Industrial Realty Trust, Inc.	370,000	8,454,500
Highwoods Properties, Inc.	285,000	12,414,600
Kilroy Realty Corp.	109,000	7,273,570
Mack-Cali Realty Corp.	325,000	7,637,500
PS Business Parks, Inc.	50,000	4,421,000
QTS Realty Trust Inc., Class A	160,000	6,755,200
RLJ Lodging Trust	220,000	5,368,000
Sun Communities, Inc.	58,000	3,877,300
Tanger Factory Outlet Centers, Inc.	325,000	10,825,750
Total		99,116,920
Thrifts & Mortgage Finance 3.5%
EverBank Financial Corp.	660,000	11,391,600
Flagstar Bancorp, Inc.(a)	490,000	12,034,400
MGIC Investment Corp.(a)	720,000	6,868,800
Radian Group, Inc.	305,000	4,346,250
Total		34,641,050
Total Financials		336,492,255
HEALTH CARE 4.6%
Health Care Equipment & Supplies 2.1%
Globus Medical, Inc., Class A(a)	392,000	10,634,960
Teleflex, Inc.	75,000	9,877,500
Total		20,512,460
Health Care Providers & Services 2.2%
LifePoint Health, Inc.(a)	56,000	4,010,160

Common Stocks (continued)

Issuer	Shares	Value ($)
PharMerica Corp.(a)	215,000	7,314,300
VCA, Inc.(a)	200,000	11,006,000
Total		22,330,460
Pharmaceuticals 0.3%
Catalent, Inc.(a)	110,000	3,063,500
Total Health Care		45,906,420
INDUSTRIALS 14.9%
Aerospace & Defense 0.1%
Esterline Technologies Corp.(a)	14,084	1,339,107
Airlines 1.7%
Alaska Air Group, Inc.	100,000	7,973,000
JetBlue Airways Corp.(a)	350,000	8,659,000
Total		16,632,000
Commercial Services & Supplies 3.7%
ABM Industries, Inc.	230,000	6,824,100
Deluxe Corp.	168,000	9,853,200
Steelcase, Inc., Class A	575,000	11,500,000
West Corp.	345,000	8,797,500
Total		36,974,800
Construction & Engineering 0.8%
MasTec, Inc.(a)	370,000	7,559,100
Machinery 3.5%
Actuant Corp., Class A	200,000	4,952,000
Barnes Group, Inc.	180,000	6,933,600
Oshkosh Corp.	193,000	8,464,980
Trinity Industries, Inc.	310,000	8,416,500
Wabash National Corp.(a)	450,000	5,836,500
Total		34,603,580
Professional Services 2.7%
On Assignment, Inc.(a)	207,000	9,662,760
Towers Watson & Co.	63,000	8,474,130
TrueBlue, Inc.(a)	310,000	9,079,900
Total		27,216,790
Road & Rail 0.4%
Swift Transportation Co.(a)	240,000	3,832,800
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.(a)	251,000	10,735,270
Neff Corp. Class A(a)(b)	540,549	4,491,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United Rentals, Inc.(a)	63,000	4,956,210
Total		20,183,442
Total Industrials		148,341,619
INFORMATION TECHNOLOGY 8.0%
Electronic Equipment, Instruments & Components 1.0%
Jabil Circuit, Inc.	385,000	9,852,150
Internet Software & Services 0.4%
Endurance International Group Holdings, Inc.(a)	260,000	3,632,200
IT Services 0.6%
Booz Allen Hamilton Holdings Corp.	197,000	5,998,650
Semiconductors & Semiconductor Equipment 4.0%
Cypress Semiconductor Corp.	880,000	9,521,600
Fairchild Semiconductor International, Inc.(a)	620,000	12,114,800
Integrated Device Technology, Inc.(a)	320,000	8,972,800
Kulicke & Soffa Industries, Inc.(a)	760,000	8,975,600
Total		39,584,800
Software 1.3%
AVG Technologies NV(a)	205,000	4,323,450
Take-Two Interactive Software, Inc.(a)	255,000	9,019,350
Total		13,342,800
Technology Hardware, Storage & Peripherals 0.7%
Super Micro Computer, Inc.(a)	280,000	6,876,800
Total Information Technology		79,287,400
MATERIALS 4.6%
Chemicals 2.6%
Albemarle Corp.	195,000	10,444,200
Cabot Corp.	67,599	2,943,261
Huntsman Corp.	520,000	6,510,400
Orion Engineered Carbons SA	470,000	5,912,600
Total		25,810,461
Containers & Packaging 1.0%
Westrock Co.	198,000	10,024,740
Metals & Mining 1.0%
Steel Dynamics, Inc.	582,000	10,120,980
Total Materials		45,956,181

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 6.9%
Electric Utilities 1.9%
ITC Holdings Corp.	250,000	9,220,000
Pinnacle West Capital Corp.	155,000	9,820,800
Total		19,040,800
Gas Utilities 4.2%
AGL Resources, Inc.	165,000	10,324,050
New Jersey Resources Corp.	245,000	7,362,250
South Jersey Industries, Inc.	520,000	11,939,200
Southwest Gas Corp.	220,000	12,337,600
Total		41,963,100
Multi-Utilities 0.8%
CMS Energy Corp.	220,000	7,704,400
Total Utilities		68,708,300
Total Common Stocks (Cost: $833,186,856)		952,795,247

Limited Partnerships 0.9%

FINANCIALS 0.9%
Capital Markets 0.9%
Lazard Ltd., Class A	197,000	9,154,590
Total Financials		9,154,590
Total Limited Partnerships (Cost: $6,802,809)		9,154,590

Exchange-Traded Funds 0.4%

	Shares	Value ($)
iShares Russell 2000 ETF	30,000	3,572,700
Total Exchange-Traded Funds (Cost: $3,523,100)		3,572,700

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.184%(b)(c)	35,025,905	35,025,905
Total Money Market Funds (Cost: $35,025,905)		35,025,905
Total Investments (Cost: $878,538,670)		1,000,548,442
Other Assets & Liabilities, Net		(5,457,210)
Net Assets		995,091,232

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,147,869	158,096,305	(146,218,269)	35,025,905	21,407	35,025,905
Neff Corp. Class A	8,108,235	—	—	8,108,235	—	4,491,962
Total	31,256,104	158,096,305	(146,218,269)	43,134,140	21,407	39,517,867

(c)  The rate shown is the seven-day current annualized yield at November 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	131,233,062	—	—	131,233,062
Consumer Staples	42,263,280	—	—	42,263,280
Energy	54,606,730	—	—	54,606,730
Financials	336,492,255	—	—	336,492,255
Health Care	45,906,420	—	—	45,906,420
Industrials	148,341,619	—	—	148,341,619
Information Technology	79,287,400	—	—	79,287,400
Materials	45,956,181	—	—	45,956,181
Utilities	68,708,300	—	—	68,708,300
Total Common Stocks	952,795,247	—	—	952,795,247
Limited Partnerships
Financials	9,154,590	—	—	9,154,590
Exchange-Traded Funds	3,572,700	—	—	3,572,700
Money Market Funds	—	35,025,905	—	35,025,905
Total Investments	965,522,537	35,025,905	—	1,000,548,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	23,147,869	23,147,869	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $835,404,530)	$961,030,575
Affiliated issuers (identified cost $43,134,140)	39,517,867
Total investments (identified cost $878,538,670)	1,000,548,442
Receivable for:
Investments sold	3,077,559
Capital shares sold	449,116
Dividends	999,220
Prepaid expenses	4,843
Other assets	4,498
Total assets	1,005,083,678
Liabilities
Payable for:
Investments purchased	8,048,061
Capital shares purchased	1,537,119
Investment management fees	65,174
Distribution and/or service fees	20,029
Transfer agent fees	125,086
Plan administration fees	15,871
Compensation of board members	112,464
Other expenses	68,642
Total liabilities	9,992,446
Net assets applicable to outstanding capital stock	$995,091,232
Represented by
Paid-in capital	$816,146,554
Excess of distributions over net investment income	(837,161)
Accumulated net realized gain	57,772,067
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	125,626,045
Investments — affiliated issuers	(3,616,273)
Total — representing net assets applicable to outstanding capital stock	$995,091,232

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$787,913,298
Shares outstanding	83,483,965
Net asset value per share	$9.44
Maximum offering price per share(a)	$10.02
Class B
Net assets	$8,345,973
Shares outstanding	957,537
Net asset value per share	$8.72
Class C
Net assets	$33,404,586
Shares outstanding	3,836,594
Net asset value per share	$8.71
Class I
Net assets	$2,675
Shares outstanding	276
Net asset value per share	$9.69
Class K
Net assets	$72,990,982
Shares outstanding	7,662,605
Net asset value per share	$9.53
Class R
Net assets	$9,152,170
Shares outstanding	985,128
Net asset value per share	$9.29
Class R4
Net assets	$12,524,980
Shares outstanding	1,325,843
Net asset value per share	$9.45
Class R5
Net assets	$44,772,806
Shares outstanding	4,678,690
Net asset value per share	$9.57
Class W
Net assets	$2,313
Shares outstanding	243
Net asset value per share	$9.52
Class Y
Net assets	$84,190
Shares outstanding	8,918
Net asset value per share	$9.44

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class Z
Net assets	$25,897,259
Shares outstanding	2,683,991
Net asset value per share	$9.65

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,874,664
Dividends — affiliated issuers	21,407
Foreign taxes withheld	(27,356)
Total income	6,868,715
Expenses:
Investment management fees	4,162,700
Distribution and/or service fees
Class A	1,038,873
Class B	53,185
Class C	169,301
Class R	23,584
Class W	3
Transfer agent fees
Class A	659,440
Class B	8,446
Class C	26,867
Class K	19,894
Class R	7,485
Class R4	10,830
Class R5	11,416
Class W	2
Class Z	21,398
Plan administration fees
Class K	99,742
Compensation of board members	9,701
Custodian fees	12,365
Printing and postage fees	77,288
Registration fees	64,366
Audit fees	11,200
Legal fees	7,885
Other	12,949
Total expenses	6,508,920
Expense reductions	(60)
Total net expenses	6,508,860
Net investment income	359,855
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	22,152,033
Net realized gain	22,152,033
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(87,068,123)
Investments — affiliated issuers	(1,054,071)
Net change in unrealized depreciation	(88,122,194)
Net realized and unrealized loss	(65,970,161)
Net decrease in net assets from operations	$(65,610,306)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income (loss)	$359,855	$(250,639)
Net realized gain	22,152,033	64,094,345
Net change in unrealized appreciation (depreciation)	(88,122,194)	36,393,015
Net increase (decrease) in net assets resulting from operations	(65,610,306)	100,236,721
Distributions to shareholders
Net investment income
Class I	—	(6)
Class K	—	(36,430)
Class R4	—	(21,305)
Class R5	—	(145,839)
Class Y	—	(13,972)
Class Z	—	(28,062)
Net realized gains
Class A	—	(129,739,620)
Class B	—	(2,711,423)
Class C	—	(5,374,975)
Class I	—	(445)
Class K	—	(19,759,844)
Class R	—	(1,488,395)
Class R4	—	(3,435,501)
Class R5	—	(12,417,209)
Class W	—	(391)
Class Y	—	(1,018,011)
Class Z	—	(4,834,862)
Total distributions to shareholders	—	(181,026,290)
Decrease in net assets from capital stock activity	(69,028,336)	(261,512,276)
Total decrease in net assets	(134,638,642)	(342,301,845)
Net assets at beginning of period	1,129,729,874	1,472,031,719
Net assets at end of period	$995,091,232	$1,129,729,874
Excess of distributions over net investment income	$(837,161)	$(1,197,016)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,883,174	27,688,188	4,766,414	49,071,002
Distributions reinvested	—	—	13,560,745	128,284,649
Redemptions	(7,796,042)	(74,495,072)	(20,278,563)	(210,391,118)
Net decrease	(4,912,868)	(46,806,884)	(1,951,404)	(33,035,467)
Class B shares
Subscriptions	2,643	23,352	15,984	157,947
Distributions reinvested	—	—	304,053	2,675,667
Redemptions(a)	(561,055)	(5,049,815)	(1,193,147)	(11,623,864)
Net decrease	(558,412)	(5,026,463)	(873,110)	(8,790,250)
Class C shares
Subscriptions	321,181	2,829,398	378,418	3,606,937
Distributions reinvested	—	—	590,022	5,186,295
Redemptions	(275,382)	(2,421,957)	(719,865)	(6,905,079)
Net increase	45,799	407,441	248,575	1,888,153
Class I shares
Subscriptions	—	—	6,533	71,191
Redemptions	—	—	(7,350,096)	(82,079,581)
Net increase (decrease)	—	—	(7,343,563)	(82,008,390)
Class K shares
Subscriptions	388,977	3,746,579	1,171,995	12,209,729
Distributions reinvested	—	—	2,075,033	19,795,819
Redemptions	(1,399,974)	(13,177,761)	(8,872,463)	(89,248,811)
Net decrease	(1,010,997)	(9,431,182)	(5,625,435)	(57,243,263)
Class R shares
Subscriptions	139,250	1,322,974	258,980	2,653,682
Distributions reinvested	—	—	154,459	1,442,645
Redemptions	(132,253)	(1,248,594)	(579,799)	(6,006,510)
Net increase (decrease)	6,997	74,380	(166,360)	(1,910,183)
Class R4 shares
Subscriptions	147,087	1,388,917	438,710	4,634,160
Distributions reinvested	—	—	365,800	3,456,806
Redemptions	(272,458)	(2,608,455)	(1,756,623)	(17,459,862)
Net decrease	(125,371)	(1,219,538)	(952,113)	(9,368,896)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	919,693	8,538,719	4,430,052	43,968,608
Distributions reinvested	—	—	1,058,637	10,120,572
Redemptions	(1,473,618)	(14,558,892)	(11,409,330)	(117,827,364)
Net decrease	(553,925)	(6,020,173)	(5,920,641)	(63,738,184)
Class Y shares
Subscriptions	3,068	28,049	85,518	886,866
Distributions reinvested	—	—	109,393	1,031,579
Redemptions	(2)	(15)	(841,626)	(8,211,846)
Net increase (decrease)	3,066	28,034	(646,715)	(6,293,401)
Class Z shares
Subscriptions	196,819	1,902,176	959,165	10,349,638
Distributions reinvested	—	—	403,989	3,898,494
Redemptions	(302,847)	(2,936,127)	(1,477,787)	(15,260,527)
Net decrease	(106,028)	(1,033,951)	(114,633)	(1,012,395)
Total net decrease	(7,211,739)	(69,028,336)	(23,345,399)	(261,512,276)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$10.03		$10.81		$10.08		$7.59		$6.44		$6.94		$6.15
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		0.01		0.07		0.03		0.02		0.04
Net realized and unrealized gain (loss)	(0.59)		0.84		1.62		2.46		1.12		(0.48)		0.83
Total from investment operations	(0.59)		0.83		1.63		2.53		1.15		(0.46)		0.87
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.04)		(0.00	)(b)	(0.04)		(0.08)
Net realized gains	—		(1.61)		(0.79)		—		—		—		—
Total distributions to shareholders	—		(1.61)		(0.90)		(0.04)		(0.00	)(b)	(0.04)		(0.08)
Net asset value, end of period	$9.44		$10.03		$10.81		$10.08		$7.59		$6.44		$6.94
Total return	(5.88%)		8.58%		16.73%		33.47%		17.93%		(6.69%)		14.28%
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.25%		1.26%		1.31%		1.29	%(d)	1.30%		1.20%
Total net expenses(e)	1.24	%(d)(f)	1.25	%(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)	1.29	%(f)	1.20%
Net investment income (loss)	0.07	%(d)	(0.05%)		0.10%		0.81%		0.55	%(d)	0.22%		0.62%
Supplemental data
Net assets, end of period (in thousands)	$787,913		$886,673		$976,436		$932,556		$850,820		$882,934		$1,324,861
Portfolio turnover	37%		50%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.30		$10.21		$9.60		$7.24		$6.17		$6.67		$5.90
Income from investment operations:
Net investment income (loss)	(0.03)		(0.08)		(0.06)		0.01		(0.01)		(0.04)		(0.01)
Net realized and unrealized gain (loss)	(0.55)		0.78		1.53		2.35		1.08		(0.46)		0.81
Total from investment operations	(0.58)		0.70		1.47		2.36		1.07		(0.50)		0.80
Less distributions to shareholders:
Net investment income	—		—		(0.07)		—		—		—		(0.03)
Net realized gains	—		(1.61)		(0.79)		—		—		—		—
Total distributions to shareholders	—		(1.61)		(0.86)		—		—		—		(0.03)
Net asset value, end of period	$8.72		$9.30		$10.21		$9.60		$7.24		$6.17		$6.67
Total return	(6.24%)		7.76%		15.78%		32.60%		17.34%		(7.50%)		13.65%
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	2.00%		2.01%		2.05%		2.04	%(c)	2.04%		1.97%
Total net expenses(d)	1.99	%(c)(e)	2.00	%(e)	2.00	%(e)	1.97	%(e)	1.95	%(c)	2.03	%(e)	1.97%
Net investment income (loss)	(0.69	%)(c)	(0.80%)		(0.65%)		0.11%		(0.19	%)(c)	(0.54%)		(0.18%)
Supplemental data
Net assets, end of period (in thousands)	$8,346		$14,096		$24,381		$38,621		$49,020		$49,737		$92,370
Portfolio turnover	37%		50%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.29		$10.20		$9.59		$7.24		$6.17		$6.66		$5.91
Income from investment operations:
Net investment income (loss)	(0.03)		(0.08)		(0.07)		0.01		(0.01)		(0.04)		(0.01)
Net realized and unrealized gain (loss)	(0.55)		0.78		1.54		2.34		1.08		(0.45)		0.80
Total from investment operations	(0.58)		0.70		1.47		2.35		1.07		(0.49)		0.79
Less distributions to shareholders:
Net investment income	—		—		(0.07)		—		—		—		(0.04)
Net realized gains	—		(1.61)		(0.79)		—		—		—		—
Total distributions to shareholders	—		(1.61)		(0.86)		—		—		—		(0.04)
Net asset value, end of period	$8.71		$9.29		$10.20		$9.59		$7.24		$6.17		$6.66
Total return	(6.24%)		7.77%		15.79%		32.46%		17.34%		(7.36%)		13.49%
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	2.00%		2.01%		2.06%		2.04	%(c)	2.05%		1.96%
Total net expenses(d)	1.99	%(c)(e)	2.00	%(e)	2.00	%(e)	1.98	%(e)	1.95	%(c)	2.04	%(e)	1.96%
Net investment income (loss)	(0.68	%)(c)	(0.80%)		(0.66%)		0.07%		(0.20	%)(c)	(0.52%)		(0.13%)
Supplemental data
Net assets, end of period (in thousands)	$33,405		$35,212		$36,115		$32,119		$31,012		$34,731		$45,317
Portfolio turnover	37%		50%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.28		$11.01	$10.25	$7.72	$6.56		$7.07	$6.25
Income from investment operations:
Net investment income	0.02		0.03	0.06	0.11	0.05		0.06	0.07
Net realized and unrealized gain (loss)	(0.61)		0.87	1.65	2.50	1.15		(0.49)	0.86
Total from investment operations	(0.59)		0.90	1.71	2.61	1.20		(0.43)	0.93
Less distributions to shareholders:
Net investment income	—		(0.02)	(0.16)	(0.08)	(0.04)		(0.08)	(0.11)
Net realized gains	—		(1.61)	(0.79)	—	—		—	—
Total distributions to shareholders	—		(1.63)	(0.95)	(0.08)	(0.04)		(0.08)	(0.11)
Net asset value, end of period	$9.69		$10.28	$11.01	$10.25	$7.72		$6.56	$7.07
Total return	(5.74%)		9.13%	17.22%	33.99%	18.30%		(6.28%)	15.06%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.80%	0.79%	0.80%	0.79	%(c)	0.82%	0.73%
Total net expenses(d)	0.81	%(c)	0.80%	0.79%	0.78%	0.77	%(c)	0.82%	0.73%
Net investment income	0.50	%(c)	0.31%	0.55%	1.25%	0.98	%(c)	0.72%	1.05%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$80,862	$100,192	$84,959		$100,645	$117,621
Portfolio turnover	37%		50%	110%	40%	28%		46%	50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended September 30,
Class K	(Unaudited)		2015		2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.12		$10.88		$10.14	$7.64	$6.48		$6.99	$6.19
Income from investment operations:
Net investment income	0.01		0.01		0.03	0.08	0.04		0.03	0.05
Net realized and unrealized gain (loss)	(0.60)		0.84		1.63	2.47	1.13		(0.48)	0.85
Total from investment operations	(0.59)		0.85		1.66	2.55	1.17		(0.45)	0.90
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	(0.13)	(0.05)	(0.01)		(0.06)	(0.10)
Net realized gains	—		(1.61)		(0.79)	—	—		—	—
Total distributions to shareholders	—		(1.61)		(0.92)	(0.05)	(0.01)		(0.06)	(0.10)
Net asset value, end of period	$9.53		$10.12		$10.88	$10.14	$7.64		$6.48	$6.99
Total return	(5.83%)		8.75%		16.90%	33.53%	18.15%		(6.59%)	14.61%
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	1.11%		1.09%	1.10%	1.09	%(d)	1.12%	1.03%
Total net expenses(e)	1.13	%(d)	1.11%		1.09%	1.08%	1.07	%(d)	1.12%	1.03%
Net investment income	0.18	%(d)	0.10%		0.28%	0.97%	0.69	%(d)	0.38%	0.80%
Supplemental data
Net assets, end of period (in thousands)	$72,991		$87,765		$155,551	$202,420	$241,253		$251,200	$389,349
Portfolio turnover	37%		50%		110%	40%	28%		46%	50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.89		$10.70		$9.99		$7.52		$6.39		$6.88		$6.11
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.02)		0.05		0.02		(0.00	)(b)	0.02
Net realized and unrealized gain (loss)	(0.59)		0.83		1.61		2.43		1.11		(0.46)		0.82
Total from investment operations	(0.60)		0.80		1.59		2.48		1.13		(0.46)		0.84
Less distributions to shareholders:
Net investment income	—		—		(0.09)		(0.01)		—		(0.03)		(0.07)
Net realized gains	—		(1.61)		(0.79)		—		—		—		—
Total distributions to shareholders	—		(1.61)		(0.88)		(0.01)		—		(0.03)		(0.07)
Net asset value, end of period	$9.29		$9.89		$10.70		$9.99		$7.52		$6.39		$6.88
Total return	(6.07%)		8.37%		16.42%		33.07%		17.68%		(6.81%)		13.85%
Ratios to average net assets(c)
Total gross expenses	1.49	%(d)	1.50%		1.51%		1.56%		1.54	%(d)	1.55%		1.53%
Total net expenses(e)	1.49	%(d)(f)	1.50	%(f)	1.50	%(f)	1.47	%(f)	1.45	%(d)	1.54	%(f)	1.53%
Net investment income (loss)	(0.18	%)(d)	(0.30%)		(0.15%)		0.59%		0.31	%(d)	(0.01%)		0.31%
Supplemental data
Net assets, end of period (in thousands)	$9,152		$9,670		$12,245		$12,641		$13,594		$14,799		$16,531
Portfolio turnover	37%		50%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,							Year Ended September 30,
Class R4	(Unaudited)		2015		2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.03		$10.79		$10.06		$7.56	$6.41		$6.92	$6.14
Income from investment operations:
Net investment income	0.02		0.02		0.04		0.08	0.02		0.01	0.04
Net realized and unrealized gain (loss)	(0.60)		0.84		1.61		2.45	1.13		(0.48)	0.83
Total from investment operations	(0.58)		0.86		1.65		2.53	1.15		(0.47)	0.87
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.13)		(0.03)	—		(0.04)	(0.09)
Net realized gains	—		(1.61)		(0.79)		—	—		—	—
Total distributions to shareholders	—		(1.62)		(0.92)		(0.03)	—		(0.04)	(0.09)
Net asset value, end of period	$9.45		$10.03		$10.79		$10.06	$7.56		$6.41	$6.92
Total return	(5.78%)		8.90%		16.95%		33.59%	17.94%		(6.84%)	14.22%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%		1.01%		1.18%	1.34	%(c)	1.37%	1.29%
Total net expenses(d)	0.99	%(c)(e)	1.00	%(e)	1.00	%(e)	1.15%	1.32	%(c)	1.37%	1.29%
Net investment income	0.32	%(c)	0.22%		0.36%		0.93%	0.44	%(c)	0.16%	0.55%
Supplemental data
Net assets, end of period (in thousands)	$12,525		$14,552		$25,924		$29,093	$46,639		$50,329	$67,911
Portfolio turnover	37%		50%		110%		40%	28%		46%	50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended September 30,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.15		$10.90	$10.16	$7.65	$6.50		$7.01	$6.20
Income from investment operations:
Net investment income	0.02		0.03	0.06	0.11	0.05		0.05	0.07
Net realized and unrealized gain (loss)	(0.60)		0.85	1.62	2.47	1.13		(0.48)	0.85
Total from investment operations	(0.58)		0.88	1.68	2.58	1.18		(0.43)	0.92
Less distributions to shareholders:
Net investment income	—		(0.02)	(0.15)	(0.07)	(0.03)		(0.08)	(0.11)
Net realized gains	—		(1.61)	(0.79)	—	—		—	—
Total distributions to shareholders	—		(1.63)	(0.94)	(0.07)	(0.03)		(0.08)	(0.11)
Net asset value, end of period	$9.57		$10.15	$10.90	$10.16	$7.65		$6.50	$7.01
Total return	(5.71%)		8.99%	17.12%	33.98%	18.26%		(6.38%)	14.97%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.86%	0.84%	0.85%	0.84	%(c)	0.87%	0.79%
Total net expenses(d)	0.88	%(c)	0.86%	0.84%	0.83%	0.82	%(c)	0.87%	0.79%
Net investment income	0.42	%(c)	0.33%	0.53%	1.22%	0.94	%(c)	0.67%	1.05%
Supplemental data
Net assets, end of period (in thousands)	$44,773		$53,124	$121,576	$228,714	$142,835		$119,293	$139,751
Portfolio turnover	37%		50%	110%	40%	28%		46%	50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.12		$10.89		$10.15		$7.65		$6.49		$7.00	$6.20
Income from investment operations:
Net investment income	0.00	(b)	(0.00	)(b)	0.01		0.07		0.03		0.02	0.04
Net realized and unrealized gain (loss)	(0.60)		0.84		1.63		2.47		1.14		(0.48)	0.85
Total from investment operations	(0.60)		0.84		1.64		2.54		1.17		(0.46)	0.89
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.04)		(0.01)		(0.05)	(0.09)
Net realized gains	—		(1.61)		(0.79)		—		—		—	—
Total distributions to shareholders	—		(1.61)		(0.90)		(0.04)		(0.01)		(0.05)	(0.09)
Net asset value, end of period	$9.52		$10.12		$10.89		$10.15		$7.65		$6.49	$7.00
Total return	(5.93%)		8.62%		16.73%		33.37%		18.03%		(6.69%)	14.43%
Ratios to average net assets(c)
Total gross expenses	1.22	%(d)	1.24%		1.24%		1.28%		1.26	%(d)	1.28%	1.17%
Total net expenses(e)	1.22	%(d)(f)	1.24	%(f)	1.24	%(f)	1.22	%(f)	1.18	%(d)	1.28%	1.17%
Net investment income (loss)	0.09	%(d)	(0.04%)		0.14%		0.80%		0.57	%(d)	0.26%	0.67%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$5		$4		$3	$4
Portfolio turnover	37%		50%		110%		40%		28%		46%	50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.01		$10.77	$10.08
Income from investment operations:
Net investment income	0.02		0.04	0.04
Net realized and unrealized gain (loss)	(0.59)		0.83	1.59
Total from investment operations	(0.57)		0.87	1.63
Less distributions to shareholders:
Net investment income	—		(0.02)	(0.15)
Net realized gains	—		(1.61)	(0.79)
Total distributions to shareholders	—		(1.63)	(0.94)
Net asset value, end of period	$9.44		$10.01	$10.77
Total return	(5.69%)		9.04%	16.73%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.81%	0.79	%(c)
Total net expenses(d)	0.84	%(c)	0.81%	0.78	%(c)
Net investment income	0.50	%(c)	0.35%	0.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$84		$59	$7,031
Portfolio turnover	37%		50%	110%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$10.24		$10.99		$10.23		$7.71		$6.55		$7.07		$7.00
Income from investment operations:
Net investment income	0.02		0.02		0.04		0.09		0.04		0.06		0.00	(c)
Net realized and unrealized gain (loss)	(0.61)		0.85		1.65		2.50		1.15		(0.50)		0.07
Total from investment operations	(0.59)		0.87		1.69		2.59		1.19		(0.44)		0.07
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.14)		(0.07)		(0.03)		(0.08)		—
Net realized gains	—		(1.61)		(0.79)		—		—		—		—
Total distributions to shareholders	—		(1.62)		(0.93)		(0.07)		(0.03)		(0.08)		—
Net asset value, end of period	$9.65		$10.24		$10.99		$10.23		$7.71		$6.55		$7.07
Total return	(5.76%)		8.82%		17.04%		33.70%		18.18%		(6.42%)		1.00%
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)	1.00%		1.01%		1.06%		1.04	%(e)	1.07%		1.01	%(e)
Total net expenses(f)	0.99	%(e)(g)	1.00	%(g)	1.00	%(g)	0.97	%(g)	0.95	%(e)	1.06	%(g)	1.01	%(e)
Net investment income	0.32	%(e)	0.20%		0.36%		1.07%		0.81	%(e)	0.80%		4.49	%(e)
Supplemental data
Net assets, end of period (in thousands)	$25,897		$28,575		$31,909		$97,298		$141,202		$127,642		$3
Portfolio turnover	37%		50%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Small/Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.65% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.79% of the Fund's average daily net assets.

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,643,727, and the administrative services fee paid to the Investment Manager was $205,625.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $1,222.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.18
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $60.

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,605,000 and $315,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $150,652 for Class A, $762 for Class B and $772 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.26%	1.28%
Class B	2.01	2.03
Class C	2.01	2.03
Class I	0.89	0.88
Class K	1.19	1.18
Class R	1.51	1.53
Class R4	1.01	1.03
Class R5	0.94	0.93
Class W	1.26	1.28
Class Y	0.89	0.88
Class Z	1.01	1.03

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $878,539,000 and the aggregate gross approximate

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$152,010,000
Unrealized depreciation	(30,001,000)
Net unrealized appreciation	$122,009,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,036,944 at May 31, 2015 as arising on June 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $374,181,216 and $439,147,242, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 73.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small/Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

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COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

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COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA SMALL/MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Small/Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR198_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	34
Approval of Investment Management Services Agreement	50
Important Information About This Report	53

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia U.S. Government Mortgage Fund (the Fund) Class A shares returned -0.57% excluding sales charges for the six-month period that ended November 30, 2015.

■  During the same six-month period, the Fund underperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 0.46%.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		-0.57	1.08	4.03	4.96
Including sales charges		-3.53	-1.94	3.41	4.66
Class B	02/14/02
Excluding sales charges		-0.95	0.50	3.29	4.19
Including sales charges		-5.85	-4.42	2.93	4.19
Class C	02/14/02
Excluding sales charges		-0.95	0.32	3.29	4.18
Including sales charges		-1.93	-0.67	3.29	4.18
Class I	03/04/04	-0.39	1.46	4.45	5.36
Class K	02/14/02	-0.54	1.16	4.10	5.26
Class R4*	11/08/12	-0.46	1.32	4.18	5.04
Class R5*	11/08/12	-0.40	1.60	4.24	5.07
Class W*	06/18/12	-0.57	1.07	4.05	4.94
Class Y*	10/01/14	-0.40	1.45	4.12	5.01
Class Z*	09/27/10	-0.46	1.32	4.34	5.12
Barclays U.S. Mortgage-Backed Securities Index		0.46	1.70	2.85	4.74

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jason Callan

Tom Heuer, CFA

Portfolio Breakdown (%) (at November 30, 2015)
Asset-Backed Securities — Non-Agency	4.7
Commercial Mortgage-Backed Securities — Agency	3.2
Commercial Mortgage-Backed Securities — Non-Agency	3.8
Money Market Funds	0.1
Options Purchased Puts	0.2
Repurchase Agreements	2.3
Residential Mortgage-Backed Securities — Agency	72.8
Residential Mortgage-Backed Securities — Non-Agency	10.2
U.S. Government & Agency Obligations	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2015)
AAA rating	62.0
AA rating	1.4
A rating	1.8
BBB rating	1.5
BB rating	1.2
B rating	0.4
CCC rating	0.0	(a)
Not rated	31.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.30	1,020.77	4.49	4.55	0.89
Class B	1,000.00	1,000.00	990.50	1,016.98	8.25	8.36	1.64
Class C	1,000.00	1,000.00	990.50	1,016.98	8.25	8.36	1.64
Class I	1,000.00	1,000.00	996.10	1,022.75	2.52	2.56	0.50
Class K	1,000.00	1,000.00	994.60	1,021.23	4.03	4.09	0.80
Class R4	1,000.00	1,000.00	995.40	1,022.04	3.23	3.27	0.64
Class R5	1,000.00	1,000.00	996.00	1,022.49	2.77	2.81	0.55
Class W	1,000.00	1,000.00	994.30	1,020.83	4.44	4.49	0.88
Class Y	1,000.00	1,000.00	996.00	1,022.80	2.47	2.51	0.49
Class Z	1,000.00	1,000.00	995.40	1,022.04	3.23	3.27	0.64

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities —
Agency(a) 89.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 12/01/16 - 08/01/34	6.500%	701,246	791,797
04/01/17	7.000%	22,054	22,272
10/01/17 - 06/01/31	8.000%	155,230	177,136
01/01/20	10.500%	9,877	9,957
10/01/24 - 04/01/40	5.000%	16,233,161	17,982,019
01/01/30 - 06/01/33	5.500%	9,546,882	10,593,980
04/01/33 - 11/01/37	6.000%	3,958,763	4,516,587
07/01/39 - 08/01/41	4.500%	27,263,867	29,573,470
04/01/41 - 06/01/45	4.000%	48,631,772	51,807,841
01/01/42 - 06/01/45	3.500%	253,785,903	263,393,868
Federal Home Loan Mortgage Corp.(b) CMO Series 4119 Class SP 10/15/42	2.459%	3,613,209	3,545,252
Federal Home Loan Mortgage Corp.(b)(c) CMO IO STRIPS Series 280 Class S1 09/15/42	5.803%	19,653,746	4,434,723
CMO IO STRIPS Series 309 Class S4 08/15/43	5.773%	20,198,996	4,797,892
CMO IO STRIPS Series 312 Class S1 09/15/43	5.753%	12,201,578	2,866,316
CMO IO STRIPS Series 326 Class S1 03/15/44	5.803%	8,807,537	2,041,530
CMO IO STRIPS Series 337 Class S1 09/15/44	5.853%	16,023,887	4,011,368
CMO IO Series 264 Class S1 07/15/42	5.753%	19,224,377	4,191,942
CMO IO Series 272 Class S1 08/15/42	5.803%	40,558,519	8,779,917
CMO IO Series 2957 Class SW 04/15/35	5.803%	2,608,653	478,226
CMO IO Series 311 Class S1 08/15/43	5.753%	63,239,398	13,738,955
CMO IO Series 318 Class S1 11/15/43	5.753%	15,900,116	4,099,994
CMO IO Series 325 Class S1 03/15/44	5.753%	20,917,676	4,799,210
CMO IO Series 326 Class S2 03/15/44	5.753%	13,060,696	3,047,850
CMO IO Series 3280 Class SI 02/15/37	6.243%	1,782,964	228,146
CMO IO Series 336 Class 30 08/15/44	5.853%	13,373,920	3,113,022
CMO IO Series 3453 Class W 12/15/32	7.204%	8,140,795	1,673,681
CMO IO Series 3630 Class AI 03/15/17	1.931%	296,206	5,686

Residential Mortgage-Backed Securities —
Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 3761 Class KS 06/15/40	5.803%	2,346,774	237,537
CMO IO Series 3913 Class SW 09/15/40	6.403%	6,918,196	1,115,867
CMO IO Series 4068 Class GI 09/15/36	1.984%	22,335,239	1,739,234
CMO IO Series 4094 Class SY 08/15/42	5.883%	19,666,603	4,623,091
CMO IO Series 4107 Class KS 06/15/38	1.918%	15,808,010	1,395,120
CMO IO Series 4174 Class SB 05/15/39	6.003%	29,799,512	4,732,481
CMO IO Series 4175 Class ES 06/15/38	5.953%	9,413,301	1,105,438
CMO IO Series 4183 Class AS 04/15/39	5.953%	8,904,302	1,431,752
CMO IO Series 4223 Class DS 12/15/38	5.903%	5,937,834	947,443
CMO IO Series 4286 Class NS 12/15/43	5.703%	7,167,953	1,628,756
Federal Home Loan Mortgage Corp.(c) CMO IO Series 304 Class C69 12/15/42	4.000%	8,231,723	1,604,854
CMO IO Series 329 Class C5 06/15/43	3.500%	11,275,312	2,173,945
CMO IO Series 3786 Class PI 12/15/37	4.500%	5,049,207	321,573
CMO IO Series 3800 Class HI 01/15/40	4.500%	5,693,930	635,280
CMO IO Series 3807 Class NI 11/15/35	4.500%	15,484,922	874,307
CMO IO Series 4098 Class AI 05/15/39	3.500%	11,465,852	1,597,691
CMO IO Series 4120 Class AI 11/15/39	3.500%	12,698,807	1,063,799
CMO IO Series 4121 Class IA 01/15/41	3.500%	12,201,826	2,109,911
CMO IO Series 4122 Class JI 12/15/40	4.000%	9,795,300	1,128,830
CMO IO Series 4139 Class CI 05/15/42	3.500%	7,738,136	1,112,209
CMO IO Series 4147 Class CI 01/15/41	3.500%	13,709,748	1,906,752
CMO IO Series 4148 Class BI 02/15/41	4.000%	10,040,476	1,218,546
CMO IO Series 4177 Class IY 03/15/43	4.000%	17,805,083	3,766,261
CMO IO Series 4182 Class DI 05/15/39	3.500%	24,683,149	2,830,158
CMO IO Series 4213 Class DI 06/15/38	3.500%	17,506,455	1,893,740
CMO IO Series 4215 Class IL 07/15/41	3.500%	14,991,016	1,806,695
Federal Home Loan Mortgage Corp.(d) 05/01/45	3.000%	46,506,440	47,205,912

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/10/45	4.000%	9,500,000	10,059,015
12/10/45	4.500%	5,300,000	5,719,611
Federal National Mortgage Association 08/01/16 - 10/01/37	6.500%	9,303,512	10,739,293
01/01/17 - 09/01/28	7.500%	183,465	204,846
11/01/22 - 09/01/38	6.000%	7,994,836	9,117,428
03/01/23 - 04/01/41	5.500%	22,045,932	25,029,656
06/01/25 - 06/01/44	4.500%	168,009,169	183,176,826
02/01/27 - 05/01/43	3.000%	132,588,629	134,589,144
05/01/27	2.500%	17,621,712	17,977,292
04/01/29 - 09/01/41	5.000%	70,301,334	78,372,957
10/01/31	9.500%	85,134	90,462
11/01/37	8.500%	34,847	38,629
09/01/40 - 08/01/45	4.000%	156,411,781	166,641,197
03/01/42 - 08/01/45	3.500%	122,677,414	127,487,043
Federal National Mortgage Association(b)(c) CMO IO Series 2003-117 Class KS 08/25/33	6.879%	3,160,549	206,042
CMO IO Series 2006-5 Class N1 08/25/34	1.994%	16,394,028	322,431
CMO IO Series 2006-5 Class N2 02/25/35	1.996%	63,847,450	2,601,777
CMO IO Series 2007-54 Class DI 06/25/37	5.879%	19,666,749	4,087,482
CMO IO Series 2012-80 Class DS 06/25/39	6.429%	9,910,460	1,668,696
CMO IO Series 2012-97 Class SB 09/25/42	5.779%	10,571,926	2,099,990
CMO IO Series 2013-13 Class SA 03/25/43	5.929%	20,652,370	5,058,410
CMO IO Series 2013-97 Class SB 06/25/32	5.879%	14,183,169	1,905,083
Federal National Mortgage Association(c) CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	9,341,103	1,874,132
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	40,519,889	5,325,505
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	12,747,634	1,535,902
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	17,204,362	2,535,175
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	7,884,769	936,446
CMO IO Series 2012-134 Class AI 07/25/40	3.500%	29,353,346	4,032,313
CMO IO Series 2012-144 Class HI 07/25/42	3.500%	6,929,645	940,092

Residential Mortgage-Backed Securities —
Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	16,569,257	1,484,475
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	7,431,314	1,037,252
CMO IO Series 2013-1 Class BI 02/25/40	3.500%	5,870,189	587,434
CMO IO Series 2013-16 Class IO 01/25/40	3.500%	19,123,737	2,783,410
CMO IO Series 2013-41 Class IY 05/25/40	3.500%	22,551,780	2,351,643
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	10,487,741	1,342,941
Federal National Mortgage Association(d) 12/16/30 - 01/13/46	3.000%	67,000,000	68,335,684
12/16/30 - 01/13/46	3.500%	128,750,000	134,247,837
01/13/46	4.000%	103,000,000	109,047,223
01/13/46	5.000%	7,000,000	7,711,046
Federal National Mortgage Association(e) 07/01/36 - 08/01/38	5.500%	8,340,203	9,377,687
Government National Mortgage Association 03/15/30	7.000%	29,426	29,528
12/15/31 - 02/15/32	6.500%	237,558	273,170
12/15/32	6.000%	94,860	111,823
09/15/33 - 08/20/40	5.000%	23,894,635	26,521,496
Government National Mortgage Association(c) CMO IO Series 2012-121 Class PI 09/16/42	4.500%	11,482,077	1,990,598
CMO IO Series 2012-129 Class AI 08/20/37	3.000%	15,404,039	1,903,797
Government National Mortgage Association(d) 12/17/45	3.000%	47,000,000	47,775,693
Vendee Mortgage Trust(b)(c) CMO IO Series 1998-1 Class 2IO 03/15/28	0.331%	2,161,922	17,589
CMO IO Series 1998-3 Class IO 03/15/29	0.136%	2,644,173	3,422
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,756,234,804)			1,758,236,442
Residential Mortgage-Backed Securities — Non-Agency 12.5%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A(b)(f) 08/25/54	3.850%	10,442,904	10,412,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(b)(f) CMO Series 2013-2 Class 1A60 12/28/35	2.548%	3,415,325	3,374,974
CMO Series 2013-2 Class 2A70 11/28/35	2.519%	2,696,497	2,628,603
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(f) 05/25/47	4.000%	6,770,391	6,792,063
BCAP LLC Trust(b)(f) 07/26/36	2.737%	4,245,351	4,228,167
CMO Series 2014-RR3 Class 3A1 07/26/36	0.293%	2,734,012	2,615,109
Series 2012-RR10 Class 2A1 09/26/36	2.672%	5,817,914	5,866,800
BCAP LLC Trust(f) CMO Series 2010-RR12 Class 3A7 08/26/37	5.000%	2,525,685	2,564,482
Series 2013-RR1 Class 10A1 10/26/36	3.000%	5,150,147	5,170,475
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1(f) 08/27/37	6.000%	653,083	666,648
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(f) 11/28/29	3.844%	1,272,283	1,268,430
CIM Trust CMO Series 2015-3AG Class A2(b)(f) 10/25/57	3.693%	5,000,000	4,962,875
COLT LLC(b)(f) CMO Series 15-1 Class A1V 12/26/45	3.195%	5,000,000	5,000,000
Series 2015-A Class A1 07/27/20	3.221%	15,163,470	15,163,470
CSMC Trust CMO Series 2015-RPL1 Class A2(b)(f) 02/25/57	4.384%	7,000,000	6,863,678
Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2015-A Class B3 06/25/58	4.500%	3,496,328	3,289,094
Citigroup Mortgage Loan Trust, Inc.(b)(f) CMO Series 2009-11 Class 1A2 02/25/37	2.606%	710,201	605,396
CMO Series 2009-9 Class 1A3 04/25/34	2.721%	2,489,441	2,269,885
CMO Series 2010-7 Class 3A4 12/25/35	5.767%	3,000,000	3,126,065
CMO Series 2013-5 Class 3A1 08/25/37	2.726%	6,907,622	6,967,582
CMO Series 2014-A Class B2 01/25/35	5.433%	2,620,684	2,694,764
CMO Series 2014-C Class A 02/25/54	3.250%	1,558,123	1,493,511

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(f) CMO Series 2013-7 Class 1A2 10/25/35	4.000%	3,670,724	3,602,777
CMO Series 2014-2 Class 2A3 04/25/36	4.750%	3,998,377	4,056,336
CMO Series 2015-RP2 Class B2 01/25/53	4.250%	5,927,892	5,745,604
Credit Suisse Mortgage Capital Certificates(b)(f) 04/27/37	5.810%	2,682,944	2,746,688
CMO Series 2012-6R Class 1A1 11/26/37	2.810%	8,783,010	8,672,980
CMO Series 2013-2R Class 1A5 05/27/36	4.190%	5,818,000	5,621,406
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	6,449,820	6,342,518
CMO Series 2014-RPL4 Class A2 08/25/62	4.399%	8,250,000	7,958,255
Series 2012-11 Class 3A2 06/29/47	1.194%	9,499,870	8,517,232
Credit Suisse Mortgage Capital Certificates(f) CMO Series 2009-12R Class 11A1 08/27/37	6.000%	464,441	466,773
CMO Series 2010-9R Class 10A5 04/27/37	4.000%	6,753,183	6,757,360
CMO Series 2010-9R Class 2A5 02/27/38	4.000%	2,000,000	1,941,144
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	3,726,133	3,728,847
Credit Suisse Securities (USA) LLC(b)(f) CMO Series 2014-RPL1 Class A1 02/25/54	3.250%	14,920,106	14,657,614
Credit Suisse Securities (USA) LLC(f) CMO Series 2014-5R Class 5A2 07/27/37	3.250%	2,445,487	2,360,301
CMO Series 2014-RPL1 Class A3 02/25/54	3.958%	5,500,000	5,363,182
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 04/25/33	5.500%	424,830	425,745
Jefferies Resecuritization Trust(f) CMO Series 2010-R4 Class 2A2 10/26/35	5.500%	1,705,895	1,748,731
CMO Series 2014-R1 Class 1A1 12/27/37	4.000%	1,865,444	1,866,654
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B(b)(f) 09/26/36	2.806%	5,027,535	4,801,296
NRPL Trust(b)(f) Series 2014-1A Class A1 04/25/54	3.250%	4,506,470	4,505,569

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRPL Trust(f) Series 2013-1A Class A 08/25/57	4.000%	11,007,999	10,951,859
NZES Series 2015-PLS1 Class A(b)(f) 04/25/17	5.250%	2,521,873	2,518,721
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(b)(c)(f) 01/25/54	2.246%	62,321,698	3,909,284
Pretium Mortgage Credit Partners I(b)(f) Series 2015-NPL1 Class A1 05/28/30	3.625%	8,684,504	8,609,174
Series 2015-NPL1 Class A2 05/28/30	4.250%	3,000,000	2,837,610
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1(b)(f) 07/27/30	3.750%	2,807,007	2,786,222
RBSSP Resecuritization Trust(b)(f) CMO Series 2009-12 Class 9A1 03/25/36	2.741%	1,532,329	1,520,917
CMO Series 2012-1 Class 5A2 12/27/35	3.210%	5,534,879	4,958,785
RBSSP Resecuritization Trust(f) CMO Series 2012-5 Class 2A1 07/26/36	5.750%	4,769,883	4,993,149
VML LLC CMO Series 2014-NPL1 Class A1(f) 04/27/54	3.875%	2,179,665	2,167,867
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $241,637,765)			245,165,291
Commercial Mortgage-Backed Securities — Agency 4.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 20K045 Class A2 01/25/25	3.023%	32,523,000	33,113,692
Series K047 Class A2 05/25/25	3.329%	13,500,000	14,057,658
Federal National Mortgage Association 10/01/19	4.420%	4,030,114	4,371,943
10/01/19	4.430%	4,580,574	4,971,038
01/01/20	4.570%	1,030,120	1,126,840
01/01/20	4.600%	1,697,183	1,858,562
05/01/24	5.030%	3,326,478	3,818,998

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b) Series 2015-M8 Class A2 01/25/25	2.900%	15,000,000	15,152,731
Total Commercial Mortgage-Backed Securities — Agency (Cost: $77,145,333)			78,471,462
Commercial Mortgage-Backed Securities — Non-Agency 4.6%
American Homes 4 Rent(b)(f) Series 2014-SFR1 Class E 06/17/31	2.750%	10,250,000	9,761,941
American Homes 4 Rent(f) Series 2015-SFR1 Class F 04/17/52	5.885%	1,500,000	1,387,787
B2R Mortgage Trust Series 2015 Class D(f) 11/15/48	5.492%	5,000,000	4,609,250
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(f) 07/05/33	4.847%	6,500,000	6,504,455
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(f) 09/15/26	3.697%	6,928,000	6,918,232
Banc of America Merrill Lynch Re-Remic Trust(b)(f) Series 2014-FRR7 Class A 10/26/44	2.471%	5,000,000	4,919,239
Series 2014-FRR7 Class B 10/26/44	2.471%	2,000,000	1,917,779
Series 2015-FR11 Class A705 09/27/44	1.892%	5,500,000	5,092,484
GS Mortgage Securities Trust Series 2007-GG10 Class AM(b) 08/10/45	5.988%	10,200,000	10,170,026
Invitation Homes Trust Series 2015-SFR3 Class E(b)(f) 08/17/32	3.947%	3,500,000	3,440,982
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM 05/15/47	5.372%	2,000,000	2,040,499
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(b)(c) 12/15/30	1.075%	270,026	3,717
ORES NPL LLC(f) Series 2013-LV2 Class A 09/25/25	3.081%	878,082	877,204
Series 2014-LV3 Class A 03/27/24	3.000%	2,781,270	2,781,270

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-LV3 Class B 03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B(f) 05/15/24	5.000%	7,412,000	7,412,000
Rialto Real Estate Fund LLC Series 2014-LT6 Class A(f) 09/15/24	2.750%	1,708,814	1,708,814
Rialto Real Estate Fund LP Series 2014-LT5 Class A(f) 05/15/24	2.850%	1,798,596	1,798,596
VFC LLC(f) Series 2014-2 Class A 07/20/30	2.750%	2,294,134	2,294,576
Series 2014-2 Class B 07/20/30	5.500%	5,000,000	4,984,353
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	7,542,000	7,533,809
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $92,003,654)			90,957,013
Asset-Backed Securities — Non-Agency 5.8%
A Voce CLO Ltd. Series 2014-1A Class C(b)(f) 07/15/26	3.821%	3,000,000	2,630,913
Apidos CDO XVII Series 2014-17A Class A2A(b)(f) 04/17/26	2.365%	6,500,000	6,384,982
Apidos CLO XXII Series 2015-22A Class D(b)(f) 10/20/27	6.336%	4,000,000	3,629,356
Ares CLO Ltd. Series 2014-1A Class B(b)(f) 04/17/26	3.115%	3,250,000	3,141,405
Ares XXXVII CLO Ltd. Series 2015-4A Class D1(f) 10/15/26	7.126%	4,000,000	3,749,268
Ares XXXVIII CLO Ltd.(b)(d)(f) 01/20/27	0.000%	4,000,000	3,852,800
Betony CLO Ltd. Series 2015-1A Class E(b)(f) 04/15/27	5.671%	1,000,000	814,379
Carlyle Global Market Strategies CLO(b)(f) Series 2013-1A Class B 02/14/25	3.462%	6,300,000	6,269,300
Series 2015-4A Class C 10/20/27	4.394%	6,100,000	5,834,101

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund Series 2014-33A Class C(b)(f) 07/15/26	3.171%	10,266,667	10,029,877
GCAT LLC Series 2014-2 Class A1(b)(f) 10/25/19	3.721%	5,305,602	5,276,764
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(b)(f) 04/25/25	2.070%	8,000,000	7,788,096
Madison Park Funding Ltd.(b)(f) 10/21/26	3.311%	7,000,000	6,921,187
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A(b)(f) 04/20/26	2.502%	13,000,000	12,769,731
New York Mortgage Trust Residential LLC(b)(f) Series 2013-RP1A Class A 07/25/18	4.250%	3,010,345	3,035,626
Series 2013-RP2A Class A 09/25/18	4.600%	1,855,174	1,865,143
Nomad CLO Ltd. Series 2013-1A Class B(b)(f) 01/15/25	3.271%	10,000,000	9,692,020
OHA Credit Partners VIII Ltd. Series 2013-8A Class B(b)(f) 04/20/25	1.967%	4,500,000	4,371,439
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(f) 01/25/55	3.475%	2,638,185	2,631,033
SoFi Professional Loan Program LLC Series 2015-D Class RC(f)(g)(h) 10/25/37	0.000%	6	4,000,000
Symphony CLO Ltd. Series 2014-14A Class D2(b)(f) 07/14/26	3.921%	7,500,000	7,086,952
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(f) 06/25/54	3.125%	286,256	286,064
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(b)(f) 03/25/55	3.500%	2,361,055	2,342,792
Total Asset-Backed Securities — Non-Agency (Cost: $116,137,449)			114,403,228
U.S. Government & Agency Obligations 3.3%
Government National Mortgage Association(d) 12/17/45	3.500%	61,500,000	64,230,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i)(j) 11/20/41	6.000%	—	—
Total U.S. Government & Agency Obligations (Cost: $64,065,703)			64,230,268

Repurchase Agreements 2.8%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-Party TD Securities dated 11/30/15, matures 12/1/15, repurchase price $55,000,153 (collateralized by U.S. Treasury Securities — total market value of $56,100,044)	0.100%	55,000,000	55,000,000
Total Repurchase Agreements (Cost: $55,000,000)			55,000,000

Options Purchased Puts 0.2%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(k)	100,000,000	3.00	05/17/2017	539,840

Options Purchased Puts (continued)

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(k)	150,000,000	2.75	05/31/2017	1,228,470
Put — OTC 5-Year Interest Rate Swap(k)	50,000,000	4.00	08/17/2017	88,180
Put — OTC 5-Year Interest Rate Swap(k)	130,000,000	3.25	08/18/2017	679,796
Put — OTC 5-Year Interest Rate Swap(k)	238,000,000	2.15	09/09/2016	1,986,372

Total Options Purchased Puts (Cost: $16,337,250)	4,522,658

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(l)(m)	2,691,024	2,691,024
Total Money Market Funds (Cost: $2,691,024)		2,691,024
Total Investments (Cost: $2,421,252,982)		2,413,677,386
Other Assets & Liabilities, Net		(446,410,901)
Net Assets		1,967,266,485

At November 30, 2015, securities and cash totaling $8,720,059 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	3,505	USD	443,163,438	03/2016	1,016,011	—
US 2YR NOTE (CBT)	189	USD	41,116,360	03/2016	—	(293)
US 5YR NOTE (CBT)	2,442	USD	289,815,798	03/2016	282,591	—
Total			774,095,596		1,298,602	(293)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	(20)	USD	(3,080,000)	03/2016	—	(18,156)

Open Options Contracts Written at November 30, 2015

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
OTC 10-Year Interest Rate Swap(n)	Call	200,000,000	2.10	1,400,000	12/2015	1,118,000

Credit Default Swap Contracts Outstanding at November 30, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	8,000,000	(35,709)	(78,889)	—	(114,598)

*Centrally cleared swap contract

Credit Default Swap Contracts Outstanding at November 30, 2015
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 8 BBB-	10/17/2057	3.000	4.542	1,900,000	(201,400)	187,151	950	—	(13,299)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at November 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	9/16/2020	USD	210,000,000	(1,911)	—	(572,913)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.923	9/14/2022	USD	295,000,000	(3,142)	—	(2,982,908)
Total								—	(3,555,821)

*Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2015:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 12/10/45 4.500%	10,000,000	12/10/15	10,784,375	10,809,375
Federal Home Loan Mortgage Corp. 12/10/45 3.500%	4,000,000	12/10/15	4,111,875	4,135,000
Total			14,896,250	14,944,375

(b)  Variable rate security.

(c)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(f)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $434,596,451 or 22.09% of net assets.

(g)  Zero coupon bond.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $4,000,000, which represents 0.20% of net assets.

(i)  Negligible market value.

(j)  Represents fractional shares.

(k)  Purchased swaption contracts outstanding at November 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	9/13/2021	238,000,000	3,391,500	1,986,372
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	8/22/2022	130,000,000	3,438,500	679,796
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	6/2/2022	150,000,000	4,890,000	1,228,470
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	8/21/2022	50,000,000	1,101,250	88,180
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	5/17/2022	100,000,000	3,516,000	539,840
Total							16,337,250	4,522,658

(l)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,060,649	191,658,398	(226,028,023)	2,691,024	3,643	2,691,024

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(n)  Written Swaption Contracts Outstanding at November 30, 2015

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call — OTC 10-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.100	12/23/2025	(200,000,000)	(1,400,000)	(1,118,000)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities — Agency	—	1,758,236,442	—	1,758,236,442
Residential Mortgage-Backed Securities — Non-Agency	—	163,338,794	81,826,497	245,165,291
Commercial Mortgage-Backed Securities — Agency	—	78,471,462	—	78,471,462
Commercial Mortgage-Backed Securities — Non-Agency	—	85,470,559	5,486,454	90,957,013
Asset-Backed Securities — Non-Agency	—	100,716,327	13,686,901	114,403,228
U.S. Government & Agency Obligations	—	64,230,268	—	64,230,268
Repurchase Agreements	—	55,000,000	—	55,000,000
Options Purchased Puts	—	4,522,658	—	4,522,658
Money Market Funds	—	2,691,024	—	2,691,024
Total Investments	—	2,312,677,534	100,999,852	2,413,677,386
Forward Sale Commitments	—	(14,944,375)	—	(14,944,375)
Derivatives
Assets
Futures Contracts	1,298,602	—	—	1,298,602
Liabilities
Futures Contracts	(18,449)	—	—	(18,449)
Options Contracts Written	—	(1,118,000)	—	(1,118,000)
Swap Contracts	—	(3,683,718)	—	(3,683,718)
Total	1,280,153	2,292,931,441	100,999,852	2,395,211,446

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	37,060,649	37,060,649	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2015	72,402,795	2,250,199	30,951	74,683,945
Increase (decrease) in accrued discounts/premiums	(24,107)	77	282	(23,748)
Realized gain (loss)	—	—	774	774
Change in unrealized appreciation (depreciation)(a)	(824,063)	(970)	(1,056)	(826,089)
Sales	(7,824,076)	(1,372,117)	(30,951)	(9,227,144)
Purchases	27,308,000	4,609,265	13,686,901	45,604,166
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(9,212,052)	—	—	(9,212,052)
Balance as of November 30, 2015	81,826,497	5,486,454	13,686,901	100,999,852

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2015 was $(825,315), which is comprised of, Residential Mortgage-Backed Securities — Non-Agency of $(824,063), Commercial Mortgage-Backed Securities — Non-Agency of $(970) and Asset-Backed Securities — Non-Agency of $(282).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,347,224,708)	$2,351,463,704
Affiliated issuers (identified cost $2,691,024)	2,691,024
Options purchased (identified cost $16,337,250)	4,522,658
Repurchase agreements (identified cost $55,000,000)	55,000,000
Total investments (identified cost $2,421,252,982)	2,413,677,386
Cash collateral held at broker	280,000
Margin deposits	8,893,220
Premiums paid on outstanding swap contracts	5,053
Receivable for:
Investments sold	51,059,340
Investments sold on a delayed delivery basis	216,466,117
Capital shares sold	12,229,338
Dividends	571
Interest	8,290,943
Expense reimbursement due from Investment Manager	7,897
Prepaid expenses	6,960
Trustees' deferred compensation plan	77,914
Other assets	35,630
Total assets	2,711,030,369
Liabilities
Option contracts written, at value (premiums received $1,400,000)	1,118,000
Forward sale commitments, at value (proceeds receivable $14,896,250)	14,944,375
Due to custodian	55,950
Unrealized depreciation on swap contracts	13,299
Premiums received on outstanding swap contracts	187,151
Payable for:
Investments purchased on a delayed delivery basis	713,580,495
Capital shares purchased	2,182,630
Dividend distributions to shareholders	10,305,466
Variation margin	804,643
Interest on forward sale commitments	14,750
Investment management fees	78,764
Distribution and/or service fees	16,769
Transfer agent fees	194,672
Plan administration fees	124
Compensation of board members	113,830
Other expenses	75,052
Trustees' deferred compensation plan	77,914
Total liabilities	743,763,884
Net assets applicable to outstanding capital stock	$1,967,266,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Represented by
Paid-in capital	$2,012,164,101
Excess of distributions over net investment income	(7,485,824)
Accumulated net realized loss	(27,666,506)
Unrealized appreciation (depreciation) on:
Investments	4,238,996
Forward sale commitments	(48,125)
Futures contracts	1,280,153
Options purchased	(11,814,592)
Options contracts written	282,000
Swap contracts	(3,683,718)
Total — representing net assets applicable to outstanding capital stock	$1,967,266,485
Class A
Net assets	$639,005,300
Shares outstanding	117,608,582
Net asset value per share	$5.43
Maximum offering price per share(a)	$5.60
Class B
Net assets	$1,216,428
Shares outstanding	223,782
Net asset value per share	$5.44
Class C
Net assets	$40,014,236
Shares outstanding	7,353,478
Net asset value per share	$5.44
Class I
Net assets	$769,028,328
Shares outstanding	141,622,757
Net asset value per share	$5.43
Class K
Net assets	$567,609
Shares outstanding	104,710
Net asset value per share	$5.42
Class R4
Net assets	$38,176,844
Shares outstanding	7,030,458
Net asset value per share	$5.43
Class R5
Net assets	$15,964,897
Shares outstanding	2,942,836
Net asset value per share	$5.43

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class W
Net assets	$13,402,292
Shares outstanding	2,462,231
Net asset value per share	$5.44
Class Y
Net assets	$5,600,420
Shares outstanding	1,036,227
Net asset value per share	$5.40
Class Z
Net assets	$444,290,131
Shares outstanding	81,835,928
Net asset value per share	$5.43

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,643
Interest	32,538,865
Total income	32,542,508
Expenses:
Investment management fees	4,768,511
Distribution and/or service fees
Class A	760,810
Class B	7,385
Class C	192,210
Class W	30,128
Transfer agent fees
Class A	652,493
Class B	1,588
Class C	41,220
Class K	140
Class R4	30,304
Class R5	4,745
Class W	26,195
Class Z	462,658
Plan administration fees
Class K	702
Compensation of board members	14,705
Custodian fees	22,070
Printing and postage fees	66,679
Registration fees	81,243
Audit fees	15,941
Legal fees	10,890
Other	16,677
Total expenses	7,207,294
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(586,587)
Expense reductions	(6,016)
Total net expenses	6,614,691
Net investment income	25,927,817
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,957,935
Futures contracts	(5,055,020)
Options purchased	(9,228,725)
Swap contracts	(99,082)
Net realized loss	(11,424,892)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,532,765)
Forward sale commitments	49,638
Futures contracts	796,999
Options purchased	2,847,387
Options contracts written	282,000
Swap contracts	(3,593,373)
Net change in unrealized depreciation	(24,150,114)
Net realized and unrealized loss	(35,575,006)
Net decrease in net assets from operations	$(9,647,189)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations
Net investment income	$25,927,817	$47,194,388
Net realized gain (loss)	(11,424,892)	46,994,636
Net change in unrealized depreciation	(24,150,114)	(20,493,854)
Net increase (decrease) in net assets resulting from operations	(9,647,189)	73,695,170
Distributions to shareholders
Net investment income
Class A	(7,859,548)	(13,890,079)
Class B	(13,589)	(38,041)
Class C	(353,541)	(634,550)
Class I	(11,782,244)	(22,406,566)
Class K	(7,500)	(6,844)
Class R4	(403,526)	(364,152)
Class R5	(278,290)	(243,518)
Class W	(316,985)	(449,420)
Class Y	(43,942)	(8,692)
Class Z	(6,094,601)	(12,031,396)
Net realized gains
Class A	(1,897,819)	—
Class B	(3,612)	—
Class C	(118,500)	—
Class I	(2,282,246)	—
Class K	(1,688)	—
Class R4	(108,363)	—
Class R5	(46,988)	—
Class W	(39,707)	—
Class Y	(16,822)	—
Class Z	(1,322,277)	—
Total distributions to shareholders	(32,991,788)	(50,073,258)
Increase in net assets from capital stock activity	75,944,216	45,074,018
Total increase in net assets	33,305,239	68,695,930
Net assets at beginning of period	1,933,961,246	1,865,265,316
Net assets at end of period	$1,967,266,485	$1,933,961,246
Excess of distributions over net investment income	$(7,485,824)	$(6,259,875)

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	26,637,882	146,654,073	27,060,113	149,315,560
Distributions reinvested	1,496,050	8,198,175	2,092,213	11,529,585
Redemptions	(14,180,019)	(77,999,047)	(27,737,988)	(152,825,073)
Net increase	13,953,913	76,853,201	1,414,338	8,020,072
Class B shares
Subscriptions	25,788	142,321	27,449	151,704
Distributions reinvested	2,328	12,778	5,029	27,707
Redemptions(b)	(122,947)	(676,139)	(225,542)	(1,240,809)
Net decrease	(94,831)	(521,040)	(193,064)	(1,061,398)
Class C shares
Subscriptions	1,641,448	9,046,089	1,785,453	9,868,109
Distributions reinvested	70,766	388,263	91,655	505,966
Redemptions	(985,247)	(5,430,948)	(2,315,693)	(12,755,492)
Net increase (decrease)	726,967	4,003,404	(438,585)	(2,381,417)
Class I shares
Subscriptions	13,975,484	77,055,139	20,203,552	111,225,987
Distributions reinvested	2,566,113	14,064,306	4,068,423	22,406,272
Redemptions	(19,485,927)	(107,378,320)	(23,058,450)	(126,615,613)
Net increase (decrease)	(2,944,330)	(16,258,875)	1,213,525	7,016,646
Class K shares
Subscriptions	7,508	41,384	85,596	472,517
Distributions reinvested	1,649	9,020	1,187	6,563
Redemptions	(1,469)	(8,065)	(5,184)	(28,360)
Net increase	7,688	42,339	81,599	450,720
Class R4 shares
Subscriptions	3,831,835	21,041,170	3,449,307	19,009,752
Distributions reinvested	67,748	370,635	43,357	239,175
Redemptions	(725,227)	(3,987,763)	(1,919,914)	(10,514,801)
Net increase	3,174,356	17,424,042	1,572,750	8,734,126
Class R5 shares
Subscriptions	3,220,900	17,725,948	1,485,282	8,174,546
Distributions reinvested	59,351	325,277	44,154	243,492
Redemptions	(2,486,279)	(13,618,525)	(392,126)	(2,157,380)
Net increase	793,972	4,432,700	1,137,310	6,260,658

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	323,483	1,784,922	5,705,628	31,636,430
Distributions reinvested	64,764	356,528	80,990	449,167
Redemptions	(4,097,673)	(22,629,000)	(961,325)	(5,306,473)
Net increase (decrease)	(3,709,426)	(20,487,550)	4,825,293	26,779,124
Class Y shares
Subscriptions	907,615	4,970,913	220,767	1,218,673
Distributions reinvested	11,149	60,582	1,537	8,501
Redemptions	(104,774)	(572,252)	(67)	(372)
Net increase	813,990	4,459,243	222,237	1,226,802
Class Z shares
Subscriptions	16,136,140	88,676,881	22,049,797	121,193,323
Distributions reinvested	805,499	4,412,979	1,290,774	7,111,232
Redemptions	(15,838,102)	(87,093,108)	(25,180,103)	(138,275,870)
Net increase (decrease)	1,103,537	5,996,752	(1,839,532)	(9,971,315)
Total net increase	13,825,836	75,944,216	7,995,871	45,074,018

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.55		$5.48		$5.56		$5.63		$5.46		$5.16
Income from investment operations:
Net investment income	0.07		0.13		0.12		0.10		0.16		0.17
Net realized and unrealized gain (loss)	(0.10)		0.08		(0.01)		0.08		0.19		0.34
Total from investment operations	(0.03)		0.21		0.11		0.18		0.35		0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.17)		(0.14)		(0.16)		(0.21)
Net realized gains	(0.02)		—		(0.02)		(0.11)		(0.02)		—
Total distributions to shareholders	(0.09)		(0.14)		(0.19)		(0.25)		(0.18)		(0.21)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$5.43		$5.55		$5.48		$5.56		$5.63		$5.46
Total return	(0.57%)		3.80%		2.13%		3.28%		6.55%		10.10%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.97%		0.95%		0.94%		0.92%		0.98%
Total net expenses(d)	0.89	%(c)(e)	0.87	%(e)	0.86	%(e)	0.86	%(e)	0.85	%(e)	0.87%
Net investment income	2.46	%(c)	2.34%		2.23%		1.81%		2.83%		3.16%
Supplemental data
Net assets, end of period (in thousands)	$639,005		$575,613		$560,484		$729,893		$616,112		$519,454
Portfolio turnover	178%		358%		413%		576%		545%		465%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.56		$5.48		$5.57		$5.64		$5.47		$5.16
Income from investment operations:
Net investment income	0.05		0.09		0.08		0.06		0.12		0.13
Net realized and unrealized gain (loss)	(0.10)		0.09		(0.02)		0.08		0.19		0.35
Total from investment operations	(0.05)		0.18		0.06		0.14		0.31		0.48
Less distributions to shareholders:
Net investment income	(0.05)		(0.10)		(0.13)		(0.10)		(0.12)		(0.17)
Net realized gains	(0.02)		—		(0.02)		(0.11)		(0.02)		—
Total distributions to shareholders	(0.07)		(0.10)		(0.15)		(0.21)		(0.14)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$5.44		$5.56		$5.48		$5.57		$5.64		$5.47
Total return	(0.95%)		3.23%		1.19%		2.51%		5.73%		9.45%
Ratios to average net assets(b)
Total gross expenses	1.73	%(c)	1.71%		1.70%		1.68%		1.68%		1.81%
Total net expenses(d)	1.64	%(c)(e)	1.62	%(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)	1.65%
Net investment income	1.69	%(c)	1.56%		1.47%		1.07%		2.09%		2.43%
Supplemental data
Net assets, end of period (in thousands)	$1,216		$1,770		$2,806		$5,775		$8,495		$16,024
Portfolio turnover	178%		358%		413%		576%		545%		465%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.56		$5.49		$5.57		$5.64		$5.47		$5.16
Income from investment operations:
Net investment income	0.05		0.09		0.08		0.06		0.11		0.14
Net realized and unrealized gain (loss)	(0.10)		0.08		(0.01)		0.08		0.20		0.34
Total from investment operations	(0.05)		0.17		0.07		0.14		0.31		0.48
Less distributions to shareholders:
Net investment income	(0.05)		(0.10)		(0.13)		(0.10)		(0.12)		(0.17)
Net realized gains	(0.02)		—		(0.02)		(0.11)		(0.02)		—
Total distributions to shareholders	(0.07)		(0.10)		(0.15)		(0.21)		(0.14)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$5.44		$5.56		$5.49		$5.57		$5.64		$5.47
Total return	(0.95%)		3.04%		1.37%		2.50%		5.73%		9.46%
Ratios to average net assets(b)
Total gross expenses	1.73	%(c)	1.71%		1.70%		1.69%		1.67%		1.79%
Total net expenses(d)	1.64	%(c)(e)	1.62	%(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)	1.64%
Net investment income	1.71	%(c)	1.58%		1.49%		1.00%		2.03%		2.55%
Supplemental data
Net assets, end of period (in thousands)	$40,014		$36,855		$38,790		$68,017		$32,691		$14,661
Portfolio turnover	178%		358%		413%		576%		545%		465%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$5.55		$5.48	$5.56	$5.63	$5.46	$5.15
Income from investment operations:
Net investment income	0.08		0.15	0.14	0.12	0.17	0.20
Net realized and unrealized gain (loss)	(0.10)		0.08	(0.01)	0.08	0.20	0.35
Total from investment operations	(0.02)		0.23	0.13	0.20	0.37	0.55
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)	(0.19)	(0.16)	(0.18)	(0.24)
Net realized gains	(0.02)		—	(0.02)	(0.11)	(0.02)	—
Total distributions to shareholders	(0.10)		(0.16)	(0.21)	(0.27)	(0.20)	(0.24)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$5.43		$5.55	$5.48	$5.56	$5.63	$5.46
Total return	(0.39%)		4.21%	2.52%	3.65%	6.90%	10.76%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.51%	0.51%	0.51%	0.52%	0.62%
Total net expenses(d)	0.50	%(c)	0.49%	0.49%	0.50%	0.52%	0.48%
Net investment income	2.85	%(c)	2.71%	2.60%	2.17%	3.12%	3.76%
Supplemental data
Net assets, end of period (in thousands)	$769,028		$802,326	$785,350	$789,766	$739,181	$221,198
Portfolio turnover	178%		358%	413%	576%	545%	465%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$5.54		$5.47	$5.55	$5.62	$5.46	$5.15
Income from investment operations:
Net investment income	0.07		0.14	0.13	0.11	0.16	0.19
Net realized and unrealized gain (loss)	(0.10)		0.07	(0.01)	0.08	0.18	0.34
Total from investment operations	(0.03)		0.21	0.12	0.19	0.34	0.53
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.18)	(0.15)	(0.16)	(0.22)
Net realized gains	(0.02)		—	(0.02)	(0.11)	(0.02)	—
Total distributions to shareholders	(0.09)		(0.14)	(0.20)	(0.26)	(0.18)	(0.22)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$5.42		$5.54	$5.47	$5.55	$5.62	$5.46
Total return	(0.54%)		3.89%	2.20%	3.33%	6.41%	10.44%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.82%	0.81%	0.81%	0.82%	0.93%
Total net expenses(d)	0.80	%(c)	0.80%	0.79%	0.80%	0.80%	0.78%
Net investment income	2.55	%(c)	2.50%	2.32%	1.88%	2.87%	3.50%
Supplemental data
Net assets, end of period (in thousands)	$568		$538	$84	$83	$80	$72
Portfolio turnover	178%		358%	413%	576%	545%	465%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.55		$5.48		$5.56		$5.76
Income from investment operations:
Net investment income	0.08		0.15		0.14		0.06
Net realized and unrealized gain (loss)	(0.10)		0.07		(0.01)		(0.06	)(b)
Total from investment operations	(0.02)		0.22		0.13		—
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)		(0.19)		(0.09)
Net realized gains	(0.02)		—		(0.02)		(0.11)
Total distributions to shareholders	(0.10)		(0.15)		(0.21)		(0.20)
Net asset value, end of period	$5.43		$5.55		$5.48		$5.56
Total return	(0.46%)		4.07%		2.40%		(0.01%)
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.72%		0.70%		0.73	%(d)
Total net expenses(e)	0.64	%(d)(f)	0.63	%(f)	0.61	%(f)	0.61	%(d)
Net investment income	2.75	%(d)	2.67%		2.54%		2.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$38,177		$21,401		$12,510		$181
Portfolio turnover	178%		358%		413%		576%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.55		$5.48	$5.56	$5.76
Income from investment operations:
Net investment income	0.08		0.15	0.14	0.07
Net realized and unrealized gain (loss)	(0.10)		0.07	(0.01)	(0.07	)(b)
Total from investment operations	(0.02)		0.22	0.13	—
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.19)	(0.09)
Net realized gains	(0.02)		—	(0.02)	(0.11)
Total distributions to shareholders	(0.10)		(0.15)	(0.21)	(0.20)
Net asset value, end of period	$5.43		$5.55	$5.48	$5.56
Total return	(0.40%)		4.15%	2.47%	0.04%
Ratios to average net assets(c)
Total gross expenses	0.56	%(d)	0.57%	0.57%	0.57	%(d)
Total net expenses(e)	0.55	%(d)	0.54%	0.53%	0.55	%(d)
Net investment income	2.81	%(d)	2.71%	2.62%	2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,965		$11,921	$5,539	$506
Portfolio turnover	178%		358%	413%	576%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.56		$5.49		$5.58		$5.65
Income from investment operations:
Net investment income	0.07		0.13		0.12		0.09
Net realized and unrealized gain (loss)	(0.10)		0.08		(0.02)		0.09
Total from investment operations	(0.03)		0.21		0.10		0.18
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.17)		(0.14)
Net realized gains	(0.02)		—		(0.02)		(0.11)
Total distributions to shareholders	(0.09)		(0.14)		(0.19)		(0.25)
Net asset value, end of period	$5.44		$5.56		$5.49		$5.58
Total return	(0.57%)		3.80%		1.94%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	0.98%		0.95%		0.94	%(c)
Total net expenses(d)	0.88	%(c)(e)	0.88	%(e)	0.86	%(e)	0.86	%(c)
Net investment income	2.52	%(c)	2.38%		2.22%		1.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,402		$34,319		$7,393		$10,367
Portfolio turnover	178%		358%		413%		576%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$5.52		$5.44
Income from investment operations:
Net investment income	0.08		0.10
Net realized and unrealized gain (loss)	(0.10)		0.08
Total from investment operations	(0.02)		0.18
Less distributions to shareholders:
Net investment income	(0.08)		(0.10)
Net realized gains	(0.02)		—
Total distributions to shareholders	(0.10)		(0.10)
Net asset value, end of period	$5.40		$5.52
Total return	(0.40%)		3.41%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.52	%(c)
Total net expenses(d)	0.49	%(c)	0.50	%(c)
Net investment income	2.94	%(c)	2.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,600		$1,228
Portfolio turnover	178%		358%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.55		$5.48		$5.56		$5.63		$5.46		$5.27
Income from investment operations:
Net investment income	0.08		0.14		0.13		0.11		0.16		0.11
Net realized and unrealized gain (loss)	(0.10)		0.08		(0.00	)(b)	0.09		0.21		0.23
Total from investment operations	(0.02)		0.22		0.13		0.20		0.37		0.34
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)		(0.19)		(0.16)		(0.18)		(0.15)
Net realized gains	(0.02)		—		(0.02)		(0.11)		(0.02)		—
Total distributions to shareholders	(0.10)		(0.15)		(0.21)		(0.27)		(0.20)		(0.15)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$5.43		$5.55		$5.48		$5.56		$5.63		$5.46
Total return	(0.46%)		4.07%		2.40%		3.53%		6.82%		6.59%
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.71%		0.70%		0.69%		0.68%		0.62	%(d)
Total net expenses(e)	0.64	%(d)(f)	0.62	%(f)	0.61	%(f)	0.61	%(f)	0.61	%(f)	0.58	%(d)
Net investment income	2.70	%(d)	2.58%		2.46%		2.01%		2.96%		3.12	%(d)
Supplemental data
Net assets, end of period (in thousands)	$444,290		$447,990		$452,308		$886,922		$424,251		$51,912
Portfolio turnover	178%		358%		413%		576%		545%		465%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as

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applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced

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counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin

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deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to hedge interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the year ended November 30, 2015 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at May 31, 2015	—	—
Opened	1	1,400,000
Balance at November 30, 2015	1	1,400,000

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP

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stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage interest rate market risk exposure to produce

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incremental earnings. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

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Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,298,602	*
Interest rate risk	Investments, at value — Options purchased	4,522,658
Interest rate risk	Premiums paid on outstanding swap contracts	5,053
Total		5,826,313
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	127,897	*
Credit risk	Premiums received on outstanding swap contracts	187,151
Interest rate risk	Net assets — unrealized depreciation on futures contracts	18,449	*
Interest rate risk	Options contracts written, at value	1,118,000
Interest rate risk	Net assets — unrealized depreciation on swap contracts	3,555,821	*
Total		5,007,318

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)		Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—		—	(6,769)	(6,769)
Interest rate risk	(5,055,020)		(9,228,725)	(92,313)	(14,376,058)
Total	(5,055,020)		(9,228,725)	(99,082)	(14,382,827)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(127,897)	(127,897)
Interest rate risk	796,999	282,000	2,847,387	(3,465,476)	460,910
Total	796,999	282,000	2,847,387	(3,593,373)	333,013

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	454,052,236
Futures contracts — Short	145,299,719
Credit default swap contracts — buy protection	4,000,000
Credit default swap contracts — sell protection	950,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	7,577,447
Options contracts — Written	(559,000)
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swap contracts	—	(1,777,911)
Total return swap contracts	5,776	—

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed delivery transactions, a seller agrees to issue a TBA at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

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Master Securities Forward Transaction Agreements (Master Forward Agreement) govern certain forward settling transactions, such as delayed-delivery and TBA's between the Fund and counterparty. The Master Forward Agreement maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2015:

	Barclays ($)	Goldman Sachs International ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	TD Securities ($)	Total ($)
Assets
Options purchased calls	—	—	—	—	—	—	—
Options purchased puts	2,666,168	—	1,316,650	539,840	—	—	4,522,658
Repurchase agreements	—	—	—	—	—	55,000,000	55,000,000
Total Assets	2,666,168	—	1,316,650	539,840	—	55,000,000	59,522,658
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	—	—	15,556	—	15,556
Centrally cleared interest rate swap contracts(a)	—	—	—	—	449,172	—	449,172
Options contracts written	1,118,000	—	—	—	—	—	1,118,000
OTC credit default swap contracts(b)	—	200,450	—	—	—	—	200,450
Total Liabilities	1,118,000	200,450	—	—	464,728	—	1,783,178
Total Financial and Derivative Net Assets	1,548,168	(200,450)	1,316,650	539,840	(464,728)	55,000,000	57,739,480
Total collateral received (pledged)(c)	1,548,168	(200,000)	1,316,650	539,840	(464,728)	55,000,000	57,739,930
Net Amount(d)	—	(450)	—	—	—	—	(450)

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/ (to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of

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November 30, 2015 (Unaudited)

the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.49% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,760,910, and the administrative services fee paid to the Investment Manager was $415,042.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $1,800.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.22
Class K	0.05
Class R4	0.21
Class R5	0.05
Class W	0.22
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $6,016.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

reimbursed (unreimbursed expense) was approximately $715,000 and $203,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $120,929 for Class A, $72 for Class B and $2,058 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	0.90%	0.88%
Class B	1.65	1.63
Class C	1.65	1.63
Class I	0.49	0.50
Class K	0.79	0.80
Class R4	0.65	0.63
Class R5	0.54	0.55
Class W	0.90	0.88
Class Y	0.49	0.50
Class Z	0.65	0.63

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $2,421,253,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,578,000
Unrealized depreciation	(40,154,000)
Net unrealized depreciation	$(7,576,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,229,643,191 and $4,206,371,940, respectively, for the six months ended November 30, 2015, of which $4,067,922,478 and $4,528,290,100, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, one unaffiliated shareholder of record owned 12.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Government Mortgage Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund's Lipper peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR236_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA MORTGAGE OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MORTGAGE OPPORTUNITIES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	26
Approval of Investment Management Services Agreement	40
Important Information About This Report	43

Semiannual Report 2015

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mortgage Opportunities Fund (the Fund) Class A shares returned -1.00% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Fund underperformed the Citi One-Month U.S. Treasury Bill Index, which returned 0.00% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class A	04/30/14
Excluding sales charges		-1.00	1.56	2.58
Including sales charges		-3.96	-1.45	0.63
Class C	04/30/14
Excluding sales charges		-1.37	0.80	1.82
Including sales charges		-2.34	-0.17	1.82
Class I	04/30/14	-0.80	1.97	2.99
Class R4	04/30/14	-0.97	1.82	2.84
Class R5	04/30/14	-0.92	1.92	2.94
Class W	04/30/14	-0.99	1.56	2.58
Class Z	04/30/14	-0.97	1.81	2.83
Citi One-Month U.S. Treasury Bill Index		0.00	0.01	0.01

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index is an unmanaged index that measures the rate of return for 30-day U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jason Callan

Tom Heuer, CFA

Portfolio Breakdown (%) (at November 30, 2015)
Asset-Backed Securities — Non-Agency	10.7
Commercial Mortgage-Backed Securities — Non-Agency	15.6
Money Market Funds	2.7
Options Purchased Puts	0.2
Repurchase Agreements	1.5
Residential Mortgage-Backed Securities — Agency	48.5
Residential Mortgage-Backed Securities — Non-Agency	20.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2015)
AAA rating	18.1
A rating	1.4
BBB rating	3.2
BB rating	11.3
B rating	1.3
Not rated	64.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA MORTGAGE OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	990.00	1,020.22	5.03	5.11	1.00
Class C	1,000.00	1,000.00	986.30	1,016.43	8.79	8.92	1.75
Class I	1,000.00	1,000.00	992.00	1,022.24	3.02	3.07	0.60
Class R4	1,000.00	1,000.00	990.30	1,021.48	3.77	3.83	0.75
Class R5	1,000.00	1,000.00	990.80	1,021.99	3.27	3.32	0.65
Class W	1,000.00	1,000.00	990.10	1,020.22	5.03	5.11	1.00
Class Z	1,000.00	1,000.00	990.30	1,021.48	3.77	3.83	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities —
Agency 72.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a) CMO IO STRIPS Series 304 Class C67 12/15/42	4.500%	12,332,067	3,091,967
CMO IO Series 329 Class C5 06/15/43	3.500%	1,625,717	313,447
CMO IO Series 4098 Class AI 05/15/39	3.500%	17,766,358	2,475,625
CMO IO Series 4121 Class IA 01/15/41	3.500%	2,517,837	435,378
CMO IO Series 4213 Class DI 06/15/38	3.500%	12,785,613	1,383,068
CMO IO Series 4215 Class IL 07/15/41	3.500%	12,816,748	1,544,655
Federal Home Loan Mortgage Corp.(a)(b) CMO IO STRIPS Series 280 Class S1 09/15/42	5.803%	4,052,319	914,376
CMO IO STRIPS Series 309 Class S4 08/15/43	5.773%	8,782,172	2,086,040
CMO IO STRIPS Series 312 Class S1 09/15/43	5.753%	7,843,872	1,842,631
CMO IO Series 311 Class S1 08/15/43	5.753%	42,570,642	9,248,604
CMO IO Series 325 Class S1 03/15/44	5.753%	13,945,118	3,199,473
CMO IO Series 326 Class S2 03/15/44	5.753%	19,630,166	4,580,905
CMO IO Series 3922 Class SH 09/15/41	5.703%	18,623,057	2,910,164
CMO IO Series 3957 Class WS 11/15/41	6.353%	9,505,950	1,631,969
CMO IO Series 4223 Class DS 12/15/38	5.903%	3,276,046	522,727
CMO IO Series 4286 Class NS 12/15/43	5.703%	3,583,976	814,378
Federal National Mortgage Association(a) CMO IO Series 2012-121 Class GI 08/25/39	3.500%	7,984,976	962,072
CMO IO Series 2012-152 Class EI 07/25/31	3.000%	16,945,339	1,883,251
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	8,687,268	778,311
CMO IO Series 2013-117 Class AI 04/25/36	3.500%	6,291,706	664,925
CMO IO Series 2013-118 Class AI 09/25/38	4.000%	6,829,168	852,750
CMO IO Series 2013-31 Class IH 02/25/43	3.500%	13,732,161	1,766,399
Federal National Mortgage Association(a)(b) CMO IO Series 2013-101 Class CS 10/25/43	5.679%	6,090,017	1,568,776
CMO IO Series 2013-124 Class SB 12/25/43	5.729%	8,999,537	2,142,150
CMO IO Series 2013-54 Class BS 06/25/43	5.929%	8,496,041	2,089,616
CMO IO Series 2013-97 Class SB 06/25/32	5.879%	3,858,925	518,331

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c) 01/13/46	3.000%	10,000,000	10,021,874
01/13/46	3.500%	60,500,000	62,511,151
01/13/46	4.000%	30,000,000	31,761,327
Government National Mortgage Association(a) CMO IO Series 2014-184 Class CI 11/16/41	3.500%	13,910,077	2,235,302
CMO IO Series 2015-53 Class EI 04/16/45	3.500%	13,122,650	2,614,960
Total Residential Mortgage-Backed Securities — Agency (Cost: $162,193,717)			159,366,602
Residential Mortgage-Backed Securities — Non-Agency 30.9%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A(b)(d) 08/25/54	3.850%	1,740,484	1,735,437
BCAP LLC Trust(b)(d) CMO Series 2014-RR3 Class 3A1 07/26/36	0.293%	743,544	711,207
Series 2010-RR11 Class 8A1 05/27/37	5.467%	1,875,236	1,903,355
COLT LLC(b)(d) Series 2015-A Class A2 07/27/20	3.971%	3,000,000	2,966,514
COLT LLC(b)(d)(e) CMO Series 15-1 Class A2 12/26/45	3.721%	3,060,000	3,060,000
CSMC Trust CMO Series 2015-RPL1 Class A2(b)(d) 02/25/57	4.384%	1,845,000	1,809,069
Citigroup Mortgage Loan Trust, Inc.(a) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	113,603,599	4,287,161
CMO IO Series 2015-A Class A4IO 06/25/58	0.250%	17,564,081	165,708
Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2015-A Class B3 06/25/58	4.500%	4,237,494	3,986,330
Citigroup Mortgage Loan Trust, Inc.(b)(d) CMO Series 2014-11 Class 5A2 11/25/36	21.776%	1,589,159	1,791,397
CMO Series 2014-2 Class 3A3 08/25/37	0.337%	3,218,000	2,992,383
CMO Series 2014-C Class A 02/25/54	3.250%	4,020,847	3,854,112
Series 2013-11 Class 3A3 09/25/34	2.614%	887,292	852,334

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(b)(d) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	2,764,208	2,718,222
CMO Series 2014-RPL4 Class A2 08/25/62	4.399%	4,000,000	3,858,548
Credit Suisse Mortgage Capital Certificates(d) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	869,930	870,468
CMO Series 2010-9R Class 1A5 08/27/37	4.000%	4,000,000	3,928,093
CMO Series 2010-9R Class 2A5 02/27/38	4.000%	2,709,000	2,629,279
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	702,217	702,729
Credit Suisse Securities (USA) LLC(d) CMO Series 2014-5R Class 5A2 07/27/37	3.250%	3,040,990	2,935,061
CMO Series 2014-RPL1 Class A3 02/25/54	3.958%	2,500,000	2,437,810
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3(b) 12/25/27	4.097%	2,000,000	1,950,333
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1(d) 12/27/37	4.000%	1,865,444	1,866,655
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B(b)(d) 09/26/36	2.806%	8,157,742	7,790,644
NZES Series 2015-PLS1 Class A(b)(d) 04/25/17	5.250%	2,521,874	2,518,721
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(d) 01/25/54	2.246%	27,271,758	1,710,689
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A2(b)(d) 05/28/30	4.250%	1,000,000	945,870
VML LLC CMO Series 2014-NPL1 Class A1(d) 04/27/54	3.875%	1,453,110	1,445,245
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $67,735,552)			68,423,374
Commercial Mortgage-Backed Securities — Non-Agency 23.1%
1211 Avenue of the Americas Trust Series 2015-1211 Class E(b)(d) 08/10/35	4.280%	2,000,000	1,776,901

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(b)(d) Series 2014-SFR1 Class E 06/17/31	2.750%	7,000,000	6,666,691
Series 2014-SFR1 Class F 06/17/31	3.500%	3,250,000	3,097,097
American Homes 4 Rent(d) Series 2015-SFR1 Class F 04/17/52	5.885%	2,000,000	1,850,383
Aventura Mall Trust Series 2013-AVM Class E(b)(d) 12/05/32	3.867%	5,000,000	4,975,343
B2R Mortgage Trust Series 2015-2 Class E(d) 11/15/48	5.492%	1,500,000	1,308,495
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(d) 07/05/33	4.847%	3,000,000	3,002,056
Banc of America Merrill Lynch Re-Remic Trust(b)(d) Series 2014-FRR7 Class A 10/26/44	2.471%	1,000,000	983,848
Series 2014-FRR7 Class B 10/26/44	2.471%	2,000,000	1,917,779
Series 2015-FR11 Class A705 09/27/44	1.892%	3,000,000	2,777,718
GS Mortgage Securities Trust Series 2007-GG10 Class AM(b) 08/10/45	5.988%	2,000,000	1,994,123
Invitation Homes Trust Series 2015-SFR3 Class F(b)(d) 08/17/32	4.947%	1,000,000	983,520
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM 05/15/47	5.372%	6,000,000	6,121,498
ORES NPL LLC Series 2013-LV2 Class A(d) 09/25/25	3.081%	471,058	470,587
Rialto Capital Management LLC Series 2014-LT5 Class B(d) 05/15/24	5.000%	3,000,000	3,000,000
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(d) 12/25/32	5.071%	1,000,000	1,000,136
Rialto Real Estate Fund LP Series 2014-LT6 Class B(d) 09/15/24	5.486%	1,000,000	1,000,698
VFC LLC(d) Series 2014-2 Class B 07/20/30	5.500%	3,000,000	2,990,612

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	5,250,000	5,244,298
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $51,563,249)			51,161,783
Asset-Backed Securities — Non-Agency 15.9%
A Voce CLO Ltd. Series 2014-1A Class C(b)(d) 07/15/26	3.821%	1,000,000	876,971
Apidos CLO XXII Series 2015-22A Class D(b)(d) 10/20/27	6.336%	2,000,000	1,814,678
Ares XXXVII CLO Ltd. Series 2015-4A Class D1(d) 10/15/26	7.126%	2,000,000	1,874,634
Ares XXXVIII CLO Ltd.(c)(d) 01/20/27	6.714%	3,000,000	2,712,600
Avery Point VII CLO Ltd.(b)(c)(d) 01/15/28	6.937%	3,500,000	3,228,687
Ballyrock CLO LLC Series 2014-1A Class C(b)(d) 10/20/26	4.067%	1,630,000	1,441,666
Betony CLO Ltd. Series 2015-1A Class E(b)(d) 04/15/27	5.671%	4,250,000	3,461,111
Carlyle Global Market Strategies CLO Series 2015-4A Class D(b)(d) 10/20/27	6.444%	3,700,000	3,314,867
Cole Park CLO Ltd. Series 2015 Class E(c)(d) 10/20/28	6.552%	3,000,000	2,692,500
GCAT LLC Series 2014-2 Class A1(b)(d) 10/25/19	3.721%	5,659,309	5,628,548
New York Mortgage Trust Residential LLC(b)(d) Series 2013-RP1A Class A 07/25/18	4.250%	571,729	576,531
Series 2013-RP2A Class A 09/25/18	4.600%	581,673	584,799
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(d) 01/25/55	3.475%	527,637	526,207
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(b)(d) 11/22/25	5.570%	1,750,000	1,471,503
SoFi Professional Loan Program LLC Series 2015-D Class RC(d)(e)(f) 10/25/37	0.000%	3	2,000,000

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO Ltd. Series 2014-14A Class D2(b)(d) 07/14/26	3.921%	3,000,000	2,834,781
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(d) 06/25/54	3.125%	51,117	51,083
Total Asset-Backed Securities — Non-Agency (Cost: $36,051,744)			35,091,166

Repurchase Agreements 2.3%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-Party TD Securities (USA) LLC dated 11/30/15, matures 12/01/15 repurchase price $5,000,014 (collateralized by U.S. Treasury Securities, Total Market Value $5,100,010) 12/01/15	0.100%	5,000,000	5,000,000
Total Repurchase Agreements (Cost: $5,000,000)			5,000,000

Options Purchased Puts 0.3%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(g)	50,000,000	2.15	09/09/16	417,305
	70,000,000	3.25	08/18/17	366,044
Total Options Purchased Puts (Cost: $2,564,000)				783,349

Money Market Funds 4.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(h)(i)	9,042,926	9,042,926
Total Money Market Funds (Cost: $9,042,926)		9,042,926
Total Investments (Cost: $334,151,188)		328,869,200
Other Assets & Liabilities, Net		(107,750,473)
Net Assets		221,118,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

At November 30, 2015, cash totaling $4,410,747 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	1,151	USD	145,529,562	03/2016	366,895	—
US LONG BOND (CBT)	26	USD	4,004,000	03/2016	23,608	—
Total			149,533,562		390,503	—

Credit Default Swap Contracts Outstanding at November 30, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	10,000,000	(44,636)	—	(98,611)	—	(143,247)

*Centrally cleared swap contract

Credit Default Swap Contracts Outstanding at November 30, 2015
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 8 BBB-	10/17/2057	3.000	4.542	1,000,000	(106,000)	98,500	500	—	(7,000)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Interest Rate Swap Contracts Outstanding at November 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.812	7/10/2017	USD	110,000,000	(421)	—	(178,055)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.593	9/14/2020	USD	34,850,000	(316)	—	(139,289)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	9/16/2020	USD	35,000,000	(318)	—	(95,234)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.923	9/14/2022	USD	33,000,000	(352)	—	(333,430)
Total								—	(746,008)

*Centrally cleared swap contract

Options Contracts Written Outstanding at November 30, 2015

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
OTC 10-Year Interest Rate Swap(j)	Call	75,000,000	2.10	525,000	12/2015	419,250

Notes to Portfolio of Investments

(a)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $136,171,170 or 61.58% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $5,060,000, which represents 2.29% of net assets.

(f)  Zero coupon bond.

(g)  Purchased swaption contracts outstanding at November 30, 2015:

Purchased Swaption Contracts Outstanding at November 30, 2015

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	8/22/2022	70,000	1,851,500	417,305
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	9/13/2021	50,000	712,500	366,044
Total							2,564,000	783,349
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,448,540	98,228,531	(98,634,145)	9,042,926	4,051	9,042,926

(i)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(j)  Written Swaption Contracts Outstanding at November 30, 2015.

Written Swaption Contracts Outstanding at November 30, 2015

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call — OTC 10-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	12/23/15	(75,000,000)	(525,000)	(419,250)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities — Agency	—	159,366,602	—	159,366,602
Residential Mortgage-Backed Securities — Non-Agency	—	46,968,378	21,454,996	68,423,374
Commercial Mortgage-Backed Securities — Non-Agency	—	49,382,701	1,779,082	51,161,783
Asset-Backed Securities — Non-Agency	—	24,371,199	10,719,967	35,091,166
Repurchase Agreements	—	5,000,000	—	5,000,000
Options Purchased Puts	—	783,349	—	783,349
Money Market Funds	—	9,042,926	—	9,042,926
Total Investments	—	294,915,155	33,954,045	328,869,200
Derivatives
Assets
Futures Contracts	390,503	—	—	390,503
Liabilities
Options Contracts Written	—	(419,250)	—	(419,250)
Swap Contracts	—	(896,255)	—	(896,255)
Total	390,503	293,599,650	33,954,045	327,944,198

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	9,448,540	9,448,540	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2015	16,392,110	926,673	—	17,318,783
Accrued discounts/premiums	9,233	(107)	330	9,456
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	(381,361)	(370)	(330)	(382,061)
Sales	(624,986)	(455,615)	—	(1,080,601)
Purchases	6,060,000	1,308,501	10,719,967	18,088,468
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of November 30, 2015	21,454,996	1,779,082	10,719,967	33,954,045

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2015 was $(382,061) which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(381,361) and Commercial Mortgage-Backed Securities — Non-Agency of $(370) and Asset-Backed Securities — Non-Agency of $(330).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $317,544,262)	$314,042,925
Affiliated issuers (identified cost $9,042,926)	9,042,926
Options purchased (identified cost $2,564,000)	783,349
Repurchase agreements (identified cost $5,000,000)	5,000,000
Total investments (identified cost $334,151,188)	328,869,200
Cash collateral held at broker	320,000
Margin deposits	4,090,747
Premiums paid on outstanding swap contracts	1,407
Receivable for:
Investments sold	121,224
Investments sold on a delayed delivery basis	129,402,195
Capital shares sold	170,049
Dividends	2,134
Interest	1,437,635
Variation margin	19,067
Expense reimbursement due from Investment Manager	2,571
Prepaid expenses	2,708
Total assets	464,438,937
Liabilities
Option contracts written, at value (premiums received $525,000)	419,250
Due to custodian	28,800
Unrealized depreciation on swap contracts	7,000
Premiums received on outstanding swap contracts	98,500
Payable for:
Investments purchased on a delayed delivery basis	242,521,239
Capital shares purchased	22,078
Variation margin	158,747
Investment management fees	11,805
Distribution and/or service fees	141
Transfer agent fees	1,895
Compensation of board members	6,305
Other expenses	44,450
Total liabilities	243,320,210
Net assets applicable to outstanding capital stock	$221,118,727
Represented by
Paid-in capital	$226,680,877
Undistributed net investment income	490,458
Accumulated net realized loss	(370,618)
Unrealized appreciation (depreciation) on:
Investments	(3,501,337)
Futures contracts	390,503
Options purchased	(1,780,651)
Options contracts written	105,750
Swap contracts	(896,255)
Total — representing net assets applicable to outstanding capital stock	$221,118,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$6,512,714
Shares outstanding	666,539
Net asset value per share	$9.77
Maximum offering price per share(a)	$10.07
Class C
Net assets	$426,538
Shares outstanding	43,668
Net asset value per share	$9.77
Class I
Net assets	$207,472,355
Shares outstanding	21,237,146
Net asset value per share	$9.77
Class R4
Net assets	$5,995,994
Shares outstanding	613,602
Net asset value per share	$9.77
Class R5
Net assets	$9,771
Shares outstanding	1,000
Net asset value per share	$9.77
Class W
Net assets	$9,770
Shares outstanding	1,000
Net asset value per share	$9.77
Class Z
Net assets	$691,585
Shares outstanding	70,760
Net asset value per share	$9.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$4,051
Interest	5,496,803
Total income	5,500,854
Expenses:
Investment management fees	720,153
Distribution and/or service fees
Class A	5,431
Class C	1,256
Class W	13
Transfer agent fees
Class A	4,305
Class C	253
Class R4	4,154
Class R5	3
Class W	10
Class Z	300
Compensation of board members	6,146
Custodian fees	10,624
Printing and postage fees	13,986
Registration fees	38,102
Audit fees	14,302
Legal fees	4,185
Other	5,564
Total expenses	828,787
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,316)
Total net expenses	676,471
Net investment income	4,824,383
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,022,074
Futures contracts	(1,459,474)
Options purchased	(1,519,950)
Swap contracts	(290,507)
Net realized loss	(2,247,857)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,429,285)
Futures contracts	337,550
Options purchased	336,762
Options contracts written	105,750
Swap contracts	(555,734)
Net change in unrealized depreciation	(4,204,957)
Net realized and unrealized loss	(6,452,814)
Net decrease in net assets from operations	$(1,628,431)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$4,824,383	$6,677,913
Net realized gain (loss)	(2,247,857)	3,486,829
Net change in unrealized depreciation	(4,204,957)	(1,531,894)
Net increase (decrease) in net assets resulting from operations	(1,628,431)	8,632,848
Distributions to shareholders
Net investment income
Class A	(83,464)	(16,343)
Class C	(4,379)	(610)
Class I	(4,230,318)	(6,610,573)
Class R4	(83,975)	(48,995)
Class R5	(199)	(382)
Class W	(181)	(347)
Class Z	(5,980)	(881)
Net realized gains
Class A	—	(3,019)
Class C	—	(100)
Class I	—	(1,613,927)
Class R4	—	(9,133)
Class R5	—	(100)
Class W	—	(100)
Class Z	—	(239)
Total distributions to shareholders	(4,408,496)	(8,304,749)
Increase (decrease) in net assets from capital stock activity	(7,785,640)	139,225,600
Total increase (decrease) in net assets	(13,822,567)	139,553,699
Net assets at beginning of period	234,941,294	95,387,595
Net assets at end of period	$221,118,727	$234,941,294
Undistributed net investment income	$490,458	$74,571

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	631,181	6,280,535	169,840	1,710,584
Distributions reinvested	8,423	83,283	1,896	18,916
Redemptions	(143,969)	(1,420,414)	(1,832)	(18,234)
Net increase	495,635	4,943,404	169,904	1,711,266
Class C shares
Subscriptions	65,336	651,500	3,945	39,248
Distributions reinvested	428	4,235	34	339
Redemptions	(27,075)	(270,389)	—	—
Net increase	38,689	385,346	3,979	39,587
Class I shares
Subscriptions	1,806,920	17,877,144	12,706,034	127,804,600
Distributions reinvested	426,585	4,230,117	824,615	8,224,013
Redemptions	(3,877,734)	(38,936,330)	(162,480)	(1,636,478)
Net increase (decrease)	(1,644,229)	(16,829,069)	13,368,169	134,392,135
Class R4 shares
Subscriptions	353,645	3,504,605	303,287	3,042,997
Distributions reinvested	8,465	83,781	5,790	57,656
Redemptions	(53,856)	(535,157)	(4,729)	(47,221)
Net increase	308,254	3,053,229	304,348	3,053,432
Class Z shares
Subscriptions	71,617	710,586	3,625	36,573
Distributions reinvested	589	5,786	65	648
Redemptions	(5,570)	(54,922)	(809)	(8,041)
Net increase	66,636	661,450	2,881	29,180
Total net increase (decrease)	(735,015)	(7,785,640)	13,849,281	139,225,600

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.05		$10.02	$10.00
Income from investment operations:
Net investment income	0.20		0.39	0.02
Net realized and unrealized gain (loss)	(0.30)		0.09	0.01
Total from investment operations	(0.10)		0.48	0.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.35)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.18)		(0.45)	(0.01)
Net asset value, end of period	$9.77		$10.05	$10.02
Total return	(1.00%)		4.88%	0.29%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.21%	1.24	%(c)
Total net expenses(d)	1.00	%(c)	1.00%	1.00	%(c)
Net investment income	3.96	%(c)	4.08%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,513		$1,718	$10
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.05		$10.02	$10.00
Income from investment operations:
Net investment income	0.16		0.31	0.01
Net realized and unrealized gain (loss)	(0.30)		0.09	0.01
Total from investment operations	(0.14)		0.40	0.02
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)	(0.00	)(b)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.14)		(0.37)	(0.00	)(b)
Net asset value, end of period	$9.77		$10.05	$10.02
Total return	(1.37%)		4.09%	0.24%
Ratios to average net assets(c)
Total gross expenses	1.94	%(d)	1.98%	2.05	%(d)
Total net expenses(e)	1.75	%(d)	1.75%	1.75	%(d)
Net investment income	3.33	%(d)	3.16%	1.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$427		$50	$10
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.05		$10.02	$10.00
Income from investment operations:
Net investment income	0.22		0.41	0.02
Net realized and unrealized gain (loss)	(0.30)		0.11	0.01
Total from investment operations	(0.08)		0.52	0.03
Less distributions to shareholders:
Net investment income	(0.20)		(0.39)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.20)		(0.49)	(0.01)
Net asset value, end of period	$9.77		$10.05	$10.02
Total return	(0.80%)		5.29%	0.31%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.82%	0.87	%(c)
Total net expenses(d)	0.60	%(c)	0.60%	0.60	%(c)
Net investment income	4.38	%(c)	4.12%	2.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$207,472		$230,041	$95,325
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.06		$10.02	$10.00
Income from investment operations:
Net investment income	0.21		0.44	0.02
Net realized and unrealized gain (loss)	(0.31)		0.07	0.01
Total from investment operations	(0.10)		0.51	0.03
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.19)		(0.47)	(0.01)
Net asset value, end of period	$9.77		$10.06	$10.02
Total return	(0.97%)		5.24%	0.30%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.94%	1.05	%(c)
Total net expenses(d)	0.75	%(c)	0.75%	0.75	%(c)
Net investment income	4.24	%(c)	4.44%	2.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,996		$3,071	$10
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.06		$10.02	$10.00
Income from investment operations:
Net investment income	0.22		0.39	0.02
Net realized and unrealized gain (loss)	(0.31)		0.13	0.01
Total from investment operations	(0.09)		0.52	0.03
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.20)		(0.48)	(0.01)
Net asset value, end of period	$9.77		$10.06	$10.02
Total return	(0.92%)		5.34%	0.31%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.90%	0.89	%(c)
Total net expenses(d)	0.65	%(c)	0.65%	0.65	%(c)
Net investment income	4.33	%(c)	3.91%	2.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$10
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.05		$10.02	$10.00
Income from investment operations:
Net investment income	0.20		0.36	0.02
Net realized and unrealized gain (loss)	(0.30)		0.12	0.01
Total from investment operations	(0.10)		0.48	0.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.35)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.18)		(0.45)	(0.01)
Net asset value, end of period	$9.77		$10.05	$10.02
Total return	(0.99%)		4.87%	0.29%
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)	1.30%	1.30	%(c)
Total net expenses(d)	1.00	%(c)	1.00%	1.00	%(c)
Net investment income	3.98	%(c)	3.56%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$10
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.06		$10.02	$10.00
Income from investment operations:
Net investment income	0.21		0.39	0.02
Net realized and unrealized gain (loss)	(0.31)		0.12	0.01
Total from investment operations	(0.10)		0.51	0.03
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)	(0.01)
Net realized gains	—		(0.10)	—
Total distributions to shareholders	(0.19)		(0.47)	(0.01)
Net asset value, end of period	$9.77		$10.06	$10.02
Total return	(0.97%)		5.24%	0.30%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	1.03%	1.08	%(c)
Total net expenses(d)	0.75	%(c)	0.75%	0.75	%(c)
Net investment income	4.28	%(c)	3.96%	2.21	%(c)
Supplemental data
Net assets, end of period (in thousands)	$692		$41	$12
Portfolio turnover	379%		829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts hedge interest rate exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the year ended November 30, 2015 are as follows:

	Calls
	Contracts	Premiums $
Balance at May 31, 2015	—	—
Opened	75,000,000	525,000
Balance at November 30, 2015	75,000,000	525,000

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

protection buyer to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage interest rate market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard

Semiannual Report 2015
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	390,503	*
Interest rate risk	Investments, at value — Options purchased	783,349
Interest rate risk	Premiums paid on outstanding swap contracts	1,407
Total		1,175,259
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	150,247	*
Credit risk	Premiums received on outstanding swap contracts	98,500
Interest rate risk	Options contracts written, at value	419,250
Interest rate risk	Net assets — unrealized depreciation on swap contracts	746,008	*
Total		1,414,005

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(113,840)	(113,840)
Interest rate risk	(1,459,474)	(1,519,950)	(176,667)	(3,156,091)
Total	(1,459,474)	(1,519,950)	(290,507)	(3,269,931)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	190,274	190,274
Interest rate risk	337,550	105,750	336,762	(746,008)	34,054
Total	337,550	105,750	336,762	(555,734)	224,328

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	74,766,781
Futures contracts — Short	50,203,672
Credit default swap contracts — buy protection	5,000,000
Credit default swap contracts — sell protection	500,000
Derivative Instrument	Average market value ($)*
Options contracts — Purchased	1,425,390
Options contracts — Written	(209,625)
Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Interest rate swap contracts	—	(384,062)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2015:

	Barclays ($)	Goldman Sachs International ($)	Morgan Stanley ($)	TD Securities (USA) ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(a)	—	—	15,004	—	15,004
Options purchased puts	783,349	—	—	—	783,349
Repurchase agreements	—	—	—	5,000,000	5,000,000
Total Assets	783,349	—	15,004	5,000,000	5,798,353

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

	Barclays ($)	Goldman Sachs International ($)	Morgan Stanley ($)	TD Securities (USA) ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	19,445	—	19,445
Centrally cleared interest rate swap contracts(a)	—	—	67,374	—	67,374
Options contracts written	419,250	—	—	—	419,250
OTC credit default swap contracts(b)	—	105,500	—	—	105,500
Total Liabilities	419,250	105,500	86,819	—	611,569
Total Financial and Derivative Net Assets	364,099	(105,500)	(71,815)	5,000,000	5,186,784
Total collateral received (pledged)(c)	364,099	(105,500)	(71,815)	5,000,000	5,186,784
Net Amount(d)	—	—	—	—	—

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2015
34

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.535% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.65% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $427,931, and the administrative services fee paid to the Investment Manager was $60,061.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $666.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class C	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,721 for Class A and $2,287 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through September 30, 2016
Class A	1.00%
Class C	1.75
Class I	0.60
Class R4	0.75
Class R5	0.65
Class W	1.00
Class Z	0.75

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with

Semiannual Report 2015
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $334,151,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,535,000
Unrealized depreciation	(7,817,000)
Net unrealized depreciation	$(5,282,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,357,709,735 and $1,332,175,376, respectively, for the six months ended November 30, 2015, of which $1,308,152,741 and $1,277,917,819, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 95.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell

Semiannual Report 2015
37

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or

Semiannual Report 2015
38

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
39

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mortgage Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
40

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
41

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
42

COLUMBIA MORTGAGE OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
43

Columbia Mortgage Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR251_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA COMMODITY STRATEGY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■	Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■	Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team’s perspective on global economic investment conditions and markets

■	MarketTrack, featuring straightforward insight on current investment opportunities

■	White papers that delve deep into a variety of investment topics

■	Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Commodity Strategy Fund (the Fund) Class A shares returned -19.78% excluding sales charges for the six-month period that ended November 30, 2015.

■	The Fund slightly underperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned -19.66% for the same period.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class A*	06/18/12
Excluding sales charges		-19.78	-28.79	-14.48
Including sales charges		-24.44	-32.85	-15.64
Class C*	06/18/12
Excluding sales charges		-20.06	-29.23	-15.12
Including sales charges		-20.86	-29.93	-15.12
Class I	07/28/11	-19.78	-28.57	-14.17
Class R*	06/18/12	-19.90	-28.85	-14.68
Class R4*	03/19/13	-19.69	-28.61	-14.36
Class R5*	01/08/14	-19.63	-28.43	-14.35
Class W	07/28/11	-19.78	-28.69	-14.48
Class Y*	10/01/14	-19.60	-28.39	-14.38
Class Z*	06/18/12	-19.62	-28.49	-14.29
Bloomberg Commodity Index Total Return		-19.66	-28.19	-14.94

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class W shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Commodity Index Total Return is a total return index based on the Bloomberg Commodity Index, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA COMMODITY STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Commodities Market Exposure (%) (at November 30, 2015)
Commodities Futures Contracts(a)
Agriculture	33.7
Energy	32.5
Industrial Metals	12.0
Livestock	4.8
Precious Metals	17.0
Total Notional Market Value of Commodities Futures Contracts	100.0

(a)	Reflects percentage of notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $31,723,332. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Holdings (%) (at November 30, 2015)
Money Market Funds	92.0
Other Assets & Liabilities	8.0
Total	100.0

Percentages indicated are based upon net assets. At period end, the Fund held an investment in an affiliated money market fund, which has been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

4	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	802.20	1,018.10	6.47	7.24	1.42
Class C	1,000.00	1,000.00	799.40	1,014.30	9.87	11.05	2.17
Class I	1,000.00	1,000.00	802.20	1,020.12	4.65	5.21	1.02
Class R	1,000.00	1,000.00	801.00	1,016.83	7.60	8.51	1.67
Class R4	1,000.00	1,000.00	803.10	1,019.36	5.33	5.97	1.17
Class R5	1,000.00	1,000.00	803.70	1,019.97	4.79	5.36	1.05
Class W	1,000.00	1,000.00	802.20	1,018.10	6.47	7.24	1.42
Class Y	1,000.00	1,000.00	804.00	1,020.17	4.60	5.16	1.01
Class Z	1,000.00	1,000.00	803.80	1,019.36	5.33	5.97	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 92.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(a)(b)	29,163,044	29,163,044

Total Money Market Funds		29,163,044
(Cost: $29,163,044)

Total Investments
(Cost: $29,163,044)		29,163,044

Other Assets & Liabilities, Net		2,535,047

Net Assets		31,698,091

At November 30, 2015, cash totaling $2,602,636 was pledged as collateral.

Investments in Derivatives

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE FUTR	53	USD	2,397,720	01/2016		(145,913)
COFFEE ‘C’ FUTURE	1	USD	44,869	03/2016		(642)
COFFEE ‘C’ FUTURE	12	USD	538,425	03/2016		(1,560)
COPPER FUTURE	27	USD	1,387,125	05/2016		(118,573)
CORN FUTURE	14	USD	260,575	03/2016		(2,684)
CORN FUTURE	125	USD	2,326,562	03/2016		(4,803)
COTTON NO.2 FUTR	2	USD	62,640	03/2016	512
COTTON NO.2 FUTR	17	USD	532,440	03/2016	4,540
GASOLINE RBOB FUT	48	USD	2,634,710	12/2015		(64,368)
GOLD 100 OZ FUTR	38	USD	4,048,140	02/2016		(83,341)
KC HRW WHEAT FUT	1	USD	23,638	03/2016		(854)
KC HRW WHEAT FUT	13	USD	307,288	03/2016		(7,977)
LEAN HOGS FUTURE	2	USD	45,440	02/2016	251
LEAN HOGS FUTURE	20	USD	454,400	02/2016		(2,006)
LIVE CATTLE FUTR	1	USD	52,940	02/2016		(724)
LIVE CATTLE FUTR	18	USD	952,920	02/2016		(13,188)
LME NICKEL FUTURE	5	USD	266,490	01/2016		(39,220)
LME NICKEL FUTURE	1	USD	53,298	01/2016		(10,616)
LME NICKEL FUTURE	2	USD	106,596	01/2016		(19,204)
LME PRI ALUM FUTR	9	USD	326,194	01/2016		(21,557)
LME PRI ALUM FUTR	13	USD	471,169	01/2016		(41,980)
LME PRI ALUM FUTR	8	USD	289,950	01/2016		(29,662)
LME PRI ALUM FUTR	8	USD	289,950	01/2016		(29,316)
LME ZINC FUTURE	16	USD	628,900	05/2016		(27,478)
NATURAL GAS FUTR	130	USD	2,905,500	12/2015		(760,334)
NY Harb ULSD FUT	19	USD	1,134,357	04/2016		(79,379)
SILVER FUTURE	19	USD	1,338,170	03/2016		(30,167)
SOYBEAN FUTURE	4	USD	176,200	01/2016	2,933
SOYBEAN FUTURE	40	USD	1,762,000	01/2016		(15,391)
SOYBEAN MEAL FUTR	3	USD	85,590	01/2016		(2,773)
SOYBEAN MEAL FUTR	30	USD	855,900	01/2016		(70,042)
SOYBEAN OIL FUTR	5	USD	89,550	05/2016	3,987
SOYBEAN OIL FUTR	49	USD	877,590	05/2016	42,574
SUGAR #11 (WORLD)	10	USD	161,952	04/2016	8,583
SUGAR #11 (WORLD)	95	USD	1,538,544	04/2016	111,836
WHEAT FUTURE(CBT)	4	USD	95,100	03/2016		(6,017)
WHEAT FUTURE(CBT)	40	USD	951,000	03/2016		(58,961)
WTI CRUDE FUTURE	30	USD	1,249,500	12/2015		(23,619)

Total			31,723,332		175,216	(1,712,349)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2015.

(b)	As defined in the Investment Company Act of 1940 (the 1940 Act), an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Although the Fund is not subject to the requirements of the 1940 Act, the Fund generally complies with the same definition as set forth in the rule. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,237,239	32,309,636	(53,383,831)	29,163,044	28,178	29,163,044

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

Semiannual Report 2015	7

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Money Market Funds	—	29,163,044	—	29,163,044

Total Investments	—	29,163,044	—	29,163,044

Derivatives

Assets

Futures Contracts	175,216	—	—	175,216

Liabilities

Futures Contracts	(1,712,349)	—	—	(1,712,349)

Total	(1,537,133)	29,163,044	—	27,625,911

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	50,237,239	50,237,239	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

Affiliated issuers (identified cost $29,163,044)	$29,163,044

Margin deposits	2,602,636

Receivable for:

Capital shares sold	11

Dividends	4,294

Variation margin	152,518

Expense reimbursement due from Investment Manager	189

Prepaid expenses	2,225

Other assets	5,817

Total assets	31,930,734

Liabilities

Payable for:

Capital shares purchased	80

Variation margin	184,822

Investment management fees	1,643

Distribution and/or service fees	66

Transfer agent fees	360

Compensation of board members	15,285

Audit fees	19,173

Other expenses	11,214

Total liabilities	232,643

Net assets applicable to outstanding capital stock	$31,698,091

Represented by

Paid-in capital	$58,673,977

Undistributed net investment income	508,024

Accumulated net realized loss	(25,946,777)

Unrealized appreciation (depreciation) on:

Futures contracts	(1,537,133)

Total — representing net assets applicable to outstanding capital stock	$31,698,091

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$2,189,591

Shares outstanding	431,769

Net asset value per share	$5.07

Maximum offering price per share(a)	$5.38

Class C

Net assets	$208,348

Shares outstanding	42,193

Net asset value per share	$4.94

Class I

Net assets	$27,943,444

Shares outstanding	5,422,847

Net asset value per share	$5.15

Class R

Net assets	$86,085

Shares outstanding	17,128

Net asset value per share	$5.03

Class R4

Net assets	$751,719

Shares outstanding	146,202

Net asset value per share	$5.14

Class R5

Net assets	$1,580

Shares outstanding	306

Net asset value per share	$5.16

Class W

Net assets	$1,504

Shares outstanding	297

Net asset value per share(b)	$5.07

Class Y

Net assets	$1,677

Shares outstanding	325

Net asset value per share(b)	$5.17

Class Z

Net assets	$514,143

Shares outstanding	100,501

Net asset value per share	$5.12

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$28,178

Total income	28,178

Expenses:

Investment management fees	134,394

Distribution and/or service fees

Class A	3,732

Class C	1,245

Class R	251

Class W	2

Transfer agent fees

Class A	2,414

Class C	201

Class R	81

Class R4	514

Class W	2

Class Z	416

Compensation of board members	4,910

Custodian fees	2,252

Printing and postage fees	4,040

Registration fees	48,997

Audit fees	15,413

Legal fees	3,478

Other	8,310

Total expenses	230,652

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,264)

Total net expenses	226,388

Net investment loss	(198,210)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Futures contracts	(8,221,366)

Net realized loss	(8,221,366)

Net change in unrealized appreciation (depreciation) on:

Futures contracts	(300,728)

Net change in unrealized depreciation	(300,728)

Net realized and unrealized loss	(8,522,094)

Net decrease in net assets from operations	$(8,720,304)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations

Net investment loss	$(198,210)	$(328,838)

Net realized loss	(8,221,366)	(8,764,851)

Net change in unrealized depreciation	(300,728)	(455,071)

Net decrease in net assets resulting from operations	(8,720,304)	(9,548,760)

Decrease in net assets from capital stock activity	(15,699,555)	(3,103,399)

Total decrease in net assets	(24,419,859)	(12,652,159)

Net assets at beginning of period	56,117,950	68,770,109

Net assets at end of period	$31,698,091	$56,117,950

Undistributed net investment income	$508,024	$706,234

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	97,543	555,222	257,569	1,788,825

Redemptions	(170,661)	(919,081)	(146,464)	(1,028,530)

Net increase (decrease)	(73,118)	(363,859)	111,105	760,295

Class C shares

Subscriptions	3,557	21,049	32,200	206,804

Redemptions	(5,845)	(31,974)	(14,520)	(103,395)

Net increase (decrease)	(2,288)	(10,925)	17,680	103,409

Class I shares

Subscriptions	2,713,470	16,841,866	6,759,665	43,634,780

Redemptions	(5,309,222)	(32,611,559)	(6,081,922)	(47,720,366)

Net increase (decrease)	(2,595,752)	(15,769,693)	677,743	(4,085,586)

Class R shares

Subscriptions	1,736	10,075	3,059	21,407

Redemptions	(3,267)	(19,718)	(372)	(2,592)

Net increase (decrease)	(1,531)	(9,643)	2,687	18,815

Class R4 shares

Subscriptions	89,823	528,667	67,191	451,460

Redemptions	(3,107)	(18,483)	(8,002)	(50,985)

Net increase	86,716	510,184	59,189	400,475

Class R5 shares

Subscriptions	—	—	57,449	452,138

Redemptions	—	—	(127,155)	(900,733)

Net increase (decrease)	—	—	(69,706)	(448,595)

Class Y shares

Subscriptions	—	—	325	2,500

Net increase	—	—	325	2,500

Class Z shares

Subscriptions	81,289	487,809	28,954	191,183

Redemptions	(89,466)	(543,428)	(6,391)	(45,895)

Net increase (decrease)	(8,177)	(55,619)	22,563	145,288

Total net increase (decrease)	(2,594,150)	(15,699,555)	821,586	(3,103,399)

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$6.32		$8.57	$8.52	$8.50

Income from investment operations:

Net investment loss	(0.04)		(0.08)	(0.09)	(0.08)

Net realized and unrealized gain (loss)	(1.21)		(2.17)	0.14 (b)	0.10	(b)

Total from investment operations	(1.25)		(2.25)	0.05	0.02

Net asset value, end of period	$5.07		$6.32	$8.57	$8.52

Total return	(19.78%)		(26.25%)	0.59%	0.24%

Ratios to average net assets(c)

Total gross expenses	1.48	%(d)	1.51%	1.34%	1.25	%(d)

Total net expenses(e)	1.42	%(d)	1.27%	1.16%	1.14	%(d)

Net investment loss	(1.28	%)(d)	(1.17%)	(1.07%)	(1.02	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,190		$3,193	$3,376	$3,780

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$6.18		$8.45	$8.46	$8.50

Income from investment operations:

Net investment loss	(0.06)		(0.13)	(0.15)	(0.15)

Net realized and unrealized gain (loss)	(1.18)		(2.14)	0.14 (b)	0.11	(b)

Total from investment operations	(1.24)		(2.27)	(0.01)	(0.04)

Net asset value, end of period	$4.94		$6.18	$8.45	$8.46

Total return	(20.06%)		(26.86%)	(0.12%)	(0.47%)

Ratios to average net assets(c)

Total gross expenses	2.23	%(d)	2.26%	2.10%	2.01	%(d)

Total net expenses(e)	2.17	%(d)	2.02%	1.91%	1.90	%(d)

Net investment loss	(2.03	%)(d)	(1.93%)	(1.82%)	(1.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$208		$275	$226	$145

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$6.42		$8.67	$8.59	$8.50	$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.06)	(0.06)	(0.05)	(0.04)

Net realized and unrealized gain (loss)	(1.24)		(2.19)	0.14 (b)	0.14 (b)	(1.46)

Total from investment operations	(1.27)		(2.25)	0.08	0.09	(1.50)

Net asset value, end of period	$5.15		$6.42	$8.67	$8.59	$8.50

Total return	(19.78%)		(25.95%)	0.93%	1.06%	(15.00%)

Ratios to average net assets(c)

Total gross expenses	1.04	%(d)	1.11%	0.95%	0.95%	1.62	%(d)

Total net expenses(e)	1.02	%(d)	0.91%	0.77%	0.70%	0.70	%(d)

Net investment loss	(0.89	%)(d)	(0.81%)	(0.68%)	(0.57%)	(0.56	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$27,943		$51,453	$63,676	$83,816	$24,576

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$6.28		$8.53	$8.50	$8.50

Income from investment operations:

Net investment loss	(0.04)		(0.10)	(0.11)	(0.11)

Net realized and unrealized gain (loss)	(1.21)		(2.15)	0.14 (b)	0.11	(b)

Total from investment operations	(1.25)		(2.25)	0.03	—

Net asset value, end of period	$5.03		$6.28	$8.53	$8.50

Total return	(19.90%)		(26.38%)	0.35%	(0.00%)

Ratios to average net assets(c)

Total gross expenses	1.72	%(d)	1.76%	1.60%	1.52	%(d)

Total net expenses(e)	1.67	%(d)	1.52%	1.42%	1.38	%(d)

Net investment loss	(1.53	%)(d)	(1.42%)	(1.33%)	(1.25	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$86		$117	$136	$120

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$6.40		$8.65	$8.59	$9.14

Income from investment operations:

Net investment loss	(0.03)		(0.07)	(0.07)	(0.01)

Net realized and unrealized gain (loss)	(1.23)		(2.18)	0.13 (b)	(0.54)

Total from investment operations	(1.26)		(2.25)	0.06	(0.55)

Net asset value, end of period	$5.14		$6.40	$8.65	$8.59

Total return	(19.69%)		(26.01%)	0.70%	(6.02%)

Ratios to average net assets(c)

Total gross expenses	1.26	%(d)	1.26%	1.10%	0.92	%(d)

Total net expenses(e)	1.17	%(d)	1.02%	0.95%	0.90	%(d)

Net investment loss	(1.03	%)(d)	(1.00%)	(0.86%)	(0.78	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$752		$381	$3	$2

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$6.42		$8.68	$8.16

Income from investment operations:

Net investment loss	(0.02)		(0.06)	(0.03)

Net realized and unrealized gain (loss)	(1.24)		(2.20)	0.55	(b)

Total from investment operations	(1.26)		(2.26)	0.52

Net asset value, end of period	$5.16		$6.42	$8.68

Total return	(19.63%)		(26.04%)	6.37%

Ratios to average net assets(c)

Total gross expenses	1.06	%(d)	1.18%	1.16	%(d)

Total net expenses(e)	1.05	%(d)	0.96%	0.87	%(d)

Net investment loss	(0.84	%)(d)	(0.78%)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$608

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$6.32		$8.57	$8.53	$8.47	$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.08)	(0.09)	(0.09)	(0.08)

Net realized and unrealized gain (loss)	(1.21)		(2.17)	0.13 (b)	0.15 (b)	(1.45)

Total from investment operations	(1.25)		(2.25)	0.04	0.06	(1.53)

Net asset value, end of period	$5.07		$6.32	$8.57	$8.53	$8.47

Total return	(19.78%)		(26.25%)	0.47%	0.71%	(15.30%)

Ratios to average net assets(c)

Total gross expenses	1.47	%(d)	1.51%	1.32%	1.51%	2.76	%(d)

Total net expenses(e)	1.42	%(d)	1.27%	1.16%	1.15%	1.15	%(d)

Net investment loss	(1.21	%)(d)	(1.14%)	(1.10%)	(0.98%)	(0.99	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$3	$2	$2

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended
Class Y	(Unaudited)		May 31, 2015(a)
Per share data
Net asset value, beginning of period	$6.43		$7.70

Income from investment operations:

Net investment loss	(0.02)		(0.04)

Net realized and unrealized loss	(1.24)		(1.23)

Total from investment operations	(1.26)		(1.27)

Net asset value, end of period	$5.17		$6.43

Total return	(19.60%)		(16.49%)

Ratios to average net assets(b)

Total gross expenses	1.02	%(c)	1.33	%(c)

Total net expenses(d)	1.01	%(c)	0.97	%(c)

Net investment loss	(0.81	%)(c)	(0.80	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$2		$2

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$6.37		$8.62	$8.54	$8.50

Income from investment operations:

Net investment loss	(0.03)		(0.07)	(0.07)	(0.06)

Net realized and unrealized gain (loss)	(1.22)		(2.18)	0.15 (b)	0.10	(b)

Total from investment operations	(1.25)		(2.25)	0.08	0.04

Net asset value, end of period	$5.12		$6.37	$8.62	$8.54

Total return	(19.62%)		(26.10%)	0.94%	0.47%

Ratios to average net assets(c)

Total gross expenses	1.21	%(d)	1.26%	1.12%	1.05	%(d)

Total net expenses(e)	1.17	%(d)	1.02%	0.92%	0.90	%(d)

Net investment loss	(1.03	%)(d)	(0.92%)	(0.83%)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$514		$693	$742	$25

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2015, the Subsidiary financial statement information is as follows:

Subsidiary % of consolidated fund net assets	15.01%
Subsidiary net assets	$4,758,051
Net investment income (loss)	(20,117)
Net realized gain (loss)	(8,222,327)
Net change in unrealized appreciation (depreciation)	(300,728)

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Semiannual Report 2015	23

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into

24	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts

Semiannual Report 2015	25

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	175,216	*

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,712,349	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2015.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(8,221,366)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(300,728)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30 , 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	33,920,485

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

26	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.63% of the Fund’s average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $87,216, and the administrative services fee paid to the Investment Manager was $12,686.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $549.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of

Semiannual Report 2015	27

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.19
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,220 for Class A and $219 for Class C shares for the six months ended November 30, 2015.

28	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.44%	1.41%
Class C	2.19	2.16
Class I	1.08	1.09
Class R	1.69	1.66
Class R4	1.19	1.16
Class R5	1.13	1.14
Class W	1.44	1.41
Class Y	1.08	1.09
Class Z	1.19	1.16

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $59,415,340 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$—
Unrealized depreciation	(27,656,740)
Net unrealized depreciation	$(27,656,740)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $118,327 at May 31, 2015 as arising on June 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended November 30, 2015, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of

Semiannual Report 2015	29

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 92.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial

30	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	31

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Commodity Strategy Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad

32	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting certain refinements in the investment process and recent improvements in performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly above the peer universe’s median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee

Semiannual Report 2015	33

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

34	Semiannual Report 2015

COLUMBIA COMMODITY STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015	35

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR129_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■	Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■	Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team’s perspective on global economic investment conditions and markets

■	MarketTrack, featuring straightforward insight on current investment opportunities

■	White papers that delve deep into a variety of investment topics

■	Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned -4.23% excluding sales charges for the six-month period ended November 30, 2015.

■	During the same time period, the Fund underperformed its benchmark, the Russell 1000 Value Index, which returned -3.08%, and the broad-based S&P 500 Index, which returned -0.21%.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		-4.23	-2.34	13.29	7.43
Including sales charges		-9.72	-7.95	11.97	6.80
Class B	04/25/97
Excluding sales charges		-4.60	-3.06	12.45	6.63
Including sales charges		-9.37	-7.82	12.20	6.63
Class C	05/27/99
Excluding sales charges		-4.65	-3.11	12.44	6.64
Including sales charges		-5.60	-4.06	12.44	6.64
Class I*	08/03/09	-4.06	-1.97	13.76	7.71
Class K*	08/03/09	-4.20	-2.26	13.43	7.51
Class R	04/30/03	-4.37	-2.61	13.02	7.15
Class R4*	11/08/12	-4.14	-2.13	13.47	7.51
Class R5	11/30/01	-4.06	-2.01	13.71	7.91
Class W*	09/27/10	-4.29	-2.39	13.28	6.94
Class Y*	10/01/14	-4.04	-1.92	13.41	7.49
Class Z*	09/27/10	-4.10	-2.07	13.60	7.58
Russell 1000 Value Index		-3.08	-1.11	13.47	6.45
S&P 500 Index		-0.21	2.75	14.40	7.48

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Richard Rosen

Kari Montanus

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
Tyson Foods, Inc., Class A	4.7
Verizon Communications, Inc.	3.9
Bank of America Corp.	3.7
Unum Group	3.7
Applied Materials, Inc.	3.5
Humana, Inc.	3.4
Wells Fargo & Co.	3.4
NextEra Energy, Inc.	3.2
Lowe’s Companies, Inc.	3.2
Altria Group, Inc.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	5.0
Consumer Staples	12.8
Energy	12.0
Financials	25.0
Health Care	11.5
Industrials	8.3
Information Technology	10.7
Materials	4.8
Telecommunication Services	3.9
Utilities	6.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	957.70	1,019.31	5.84	6.02	1.18
Class B	1,000.00	1,000.00	954.00	1,015.52	9.53	9.83	1.93
Class C	1,000.00	1,000.00	953.50	1,015.52	9.53	9.83	1.93
Class I	1,000.00	1,000.00	959.40	1,021.33	3.86	3.98	0.78
Class K	1,000.00	1,000.00	958.00	1,019.76	5.39	5.56	1.09
Class R	1,000.00	1,000.00	956.30	1,018.05	7.07	7.29	1.43
Class R4	1,000.00	1,000.00	958.60	1,020.57	4.60	4.75	0.93
Class R5	1,000.00	1,000.00	959.40	1,021.03	4.16	4.29	0.84
Class W	1,000.00	1,000.00	957.10	1,019.31	5.84	6.02	1.18
Class Y	1,000.00	1,000.00	959.60	1,021.48	3.71	3.83	0.75
Class Z	1,000.00	1,000.00	959.00	1,020.57	4.60	4.75	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 4.9%
Multiline Retail 1.7%

Nordstrom, Inc.	275,000	15,485,250

Specialty Retail 3.2%

Lowe’s Companies, Inc.	375,000	28,725,000

Total Consumer Discretionary		44,210,250

CONSUMER STAPLES 12.7%
Food & Staples Retailing 1.9%

Costco Wholesale Corp.	105,000	16,949,100

Food Products 4.7%

Tyson Foods, Inc., Class A	850,000	42,500,000

Tobacco 6.1%

Altria Group, Inc.	497,500	28,656,000

Philip Morris International, Inc.	300,000	26,217,000

Total		54,873,000

Total Consumer Staples		114,322,100

ENERGY 11.9%
Oil, Gas & Consumable Fuels 11.9%

Anadarko Petroleum Corp.	300,000	17,970,000

Chevron Corp.	140,000	12,784,800

ConocoPhillips	275,000	14,863,750

Marathon Oil Corp.	450,000	7,879,500

Marathon Petroleum Corp.	313,000	18,282,330

Valero Energy Corp.	330,000	23,713,800

Williams Companies, Inc. (The)	325,000	11,882,000

Total		107,376,180

Total Energy		107,376,180

FINANCIALS 24.9%
Banks 12.6%

Bank of America Corp.	1,900,000	33,117,000

Citigroup, Inc.	500,000	27,045,000

JPMorgan Chase & Co.	342,500	22,837,900

Wells Fargo & Co.	550,000	30,305,000

Total		113,304,900

Capital Markets 3.0%

Morgan Stanley	775,000	26,582,500

Insurance 9.3%

MetLife, Inc.	480,000	24,523,200

Prudential Financial, Inc.	300,000	25,965,000

Unum Group	900,000	33,012,000

Total		83,500,200

Total Financials		223,387,600

Common Stocks (continued)
Issuer	Shares	Value ($)
HEALTH CARE 11.5%
Biotechnology 2.2%

Baxalta, Inc.	574,715	19,758,701

Health Care Equipment & Supplies 0.8%

Baxter International, Inc.	200,000	7,530,000

Health Care Providers & Services 5.3%

Express Scripts Holding Co.(a)	200,000	17,096,000

Humana, Inc.	180,000	30,358,800

Total		47,454,800

Pharmaceuticals 3.2%

Bristol-Myers Squibb Co.	425,000	28,479,250

Total Health Care		103,222,751

INDUSTRIALS 8.2%
Aerospace & Defense 4.7%

Honeywell International, Inc.	225,000	23,388,750

United Technologies Corp.	200,000	19,210,000

Total		42,598,750

Road & Rail 3.5%

CSX Corp.	600,000	17,058,000

Union Pacific Corp.	170,000	14,271,500

Total		31,329,500

Total Industrials		73,928,250

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.5%

Juniper Networks, Inc.	740,000	22,296,200

Electronic Equipment, Instruments & Components 2.1%

Corning, Inc.	1,000,000	18,730,000

IT Services 2.7%

Teradata Corp.(a)	800,000	23,928,000

Semiconductors & Semiconductor Equipment 3.4%

Applied Materials, Inc.	1,658,000	31,120,660

Total Information Technology		96,074,860

MATERIALS 4.8%
Chemicals 4.0%

EI du Pont de Nemours & Co.	290,000	19,528,600

FMC Corp.	380,000	16,328,600

Total		35,857,200

Metals & Mining 0.8%

Freeport-McMoRan, Inc.	900,000	7,362,000

Total Materials		43,219,200

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%

Verizon Communications, Inc.	775,000	35,223,750

Total Telecommunication Services		35,223,750

UTILITIES 6.0%
Electric Utilities 3.2%

NextEra Energy, Inc.	290,000	28,959,400

Independent Power and Renewable Electricity Producers 2.8%

AES Corp. (The)	2,500,000	24,975,000

Total Utilities		53,934,400

Total Common Stocks
(Cost: $629,474,791)		894,899,341

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(b)(c)	3,568,775	3,568,775

Total Money Market Funds
(Cost: $3,568,775)		3,568,775

Total Investments
(Cost: $633,043,566)		898,468,116

Other Assets & Liabilities, Net		712,770

Net Assets		899,180,886

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,089,530	77,888,789	(76,409,544)	3,568,775	3,464	3,568,775

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	44,210,250	—	—	44,210,250

Consumer Staples	114,322,100	—	—	114,322,100

Energy	107,376,180	—	—	107,376,180

Financials	223,387,600	—	—	223,387,600

Health Care	103,222,751	—	—	103,222,751

Industrials	73,928,250	—	—	73,928,250

Information Technology	96,074,860	—	—	96,074,860

Materials	43,219,200	—	—	43,219,200

Telecommunication Services	35,223,750	—	—	35,223,750

Utilities	53,934,400	—	—	53,934,400

Total Common Stocks	894,899,341	—	—	894,899,341

Money Market Funds	—	3,568,775	—	3,568,775

Total Investments	894,899,341	3,568,775	—	898,468,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,089,530	2,089,530	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $629,474,791)	$894,899,341

Affiliated issuers (identified cost $3,568,775)	3,568,775

Total investments (identified cost $633,043,566)	898,468,116

Receivable for:

Investments sold	1,251,789

Capital shares sold	407,866

Dividends	2,630,873

Expense reimbursement due from Investment Manager	582

Prepaid expenses	4,700

Total assets	902,763,926

Liabilities

Payable for:

Investments purchased	1,596,480

Capital shares purchased	1,612,132

Investment management fees	55,330

Distribution and/or service fees	13,783

Transfer agent fees	180,643

Plan administration fees	4

Compensation of board members	34,838

Other expenses	89,830

Total liabilities	3,583,040

Net assets applicable to outstanding capital stock	$899,180,886

Represented by

Paid-in capital	$591,005,317

Undistributed net investment income	12,292,556

Accumulated net realized gain	30,458,463

Unrealized appreciation (depreciation) on:

Investments	265,424,550

Total — representing net assets applicable to outstanding capital stock	$899,180,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$269,846,734

Shares outstanding	12,157,153

Net asset value per share	$22.20

Maximum offering price per share(a)	$23.55

Class B

Net assets	$1,130,013

Shares outstanding	55,052

Net asset value per share	$20.53

Class C

Net assets	$79,972,219

Shares outstanding	3,898,236

Net asset value per share	$20.51

Class I

Net assets	$134,451,770

Shares outstanding	5,863,565

Net asset value per share	$22.93

Class K

Net assets	$18,725

Shares outstanding	821

Net asset value per share(b)	$22.82

Class R

Net assets	$22,319,578

Shares outstanding	1,020,545

Net asset value per share	$21.87

Class R4

Net assets	$26,093,532

Shares outstanding	1,125,972

Net asset value per share	$23.17

Class R5

Net assets	$24,187,033

Shares outstanding	1,054,036

Net asset value per share	$22.95

Class W

Net assets	$28,141,425

Shares outstanding	1,274,415

Net asset value per share	$22.08

Class Y

Net assets	$2,477

Shares outstanding	107

Net asset value per share(b)	$23.25

Class Z

Net assets	$313,017,380

Shares outstanding	13,653,417

Net asset value per share	$22.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$12,387,356

Dividends — affiliated issuers	3,464

Total income	12,390,820

Expenses:

Investment management fees	3,545,491

Distribution and/or service fees

Class A	367,867

Class B	6,533

Class C	427,642

Class R	53,475

Class W	45,400

Transfer agent fees

Class A	249,905

Class B	1,111

Class C	72,616

Class K	5

Class R	18,145

Class R4	23,478

Class R5	5,890

Class W	30,905

Class Z	278,783

Plan administration fees

Class K	23

Compensation of board members	10,526

Custodian fees	4,497

Printing and postage fees	47,336

Registration fees	83,735

Audit fees	11,452

Legal fees	7,399

Line of credit interest expense	939

Other	15,287

Total expenses	5,308,440

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,072)

Expense reductions	(1,060)

Total net expenses	5,224,308

Net investment income	7,166,512

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	30,268,206

Net realized gain	30,268,206

Net change in unrealized appreciation (depreciation) on:

Investments	(82,955,109)

Net change in unrealized depreciation	(82,955,109)

Net realized and unrealized loss	(52,686,903)

Net decrease in net assets from operations	$(45,520,391)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations

Net investment income	$7,166,512	$10,944,227

Net realized gain	30,268,206	8,841,962

Net change in unrealized appreciation (depreciation)	(82,955,109)	47,689,141

Net increase (decrease) in net assets resulting from operations	(45,520,391)	67,475,330

Distributions to shareholders

Net investment income

Class A	—	(2,838,769)

Class B	—	(1,840)

Class C	—	(84,055)

Class I	—	(1,628,691)

Class K	—	(169)

Class R	—	(126,634)

Class R4	—	(118,155)

Class R5	—	(38,410)

Class W	—	(338,648)

Class Y	—	(30)

Class Z	—	(3,544,802)

Net realized gains

Class A	—	(5,649,887)

Class B	—	(35,240)

Class C	—	(1,610,254)

Class I	—	(2,193,214)

Class K	—	(299)

Class R	—	(359,366)

Class R4	—	(181,070)

Class R5	—	(53,530)

Class W	—	(673,997)

Class Y	—	(40)

Class Z	—	(5,432,325)

Total distributions to shareholders	—	(24,909,425)

Increase (decrease) in net assets from capital stock activity	(83,954,121)	97,882,678

Total increase (decrease) in net assets	(129,474,512)	140,448,583

Net assets at beginning of period	1,028,655,398	888,206,815

Net assets at end of period	$899,180,886	$1,028,655,398

Undistributed net investment income	$12,292,556	$5,126,044

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	1,026,912	22,510,603	5,927,887	134,871,137

Distributions reinvested	—	—	315,025	7,151,073

Redemptions	(2,988,810)	(65,285,732)	(12,306,109)	(281,538,218)

Net decrease	(1,961,898)	(42,775,129)	(6,063,197)	(139,516,008)

Class B shares

Subscriptions	1,768	36,903	4,379	91,928

Distributions reinvested	—	—	1,225	25,905

Redemptions(b)	(17,917)	(369,733)	(50,447)	(1,064,415)

Net decrease	(16,149)	(332,830)	(44,843)	(946,582)

Class C shares

Subscriptions	172,225	3,534,376	1,296,649	27,361,205

Distributions reinvested	—	—	51,795	1,094,425

Redemptions	(571,541)	(11,560,484)	(901,999)	(19,117,822)

Net increase (decrease)	(399,316)	(8,026,108)	446,445	9,337,808

Class I shares

Subscriptions	30,835	691,860	14,054	326,925

Distributions reinvested	—	—	163,605	3,821,821

Redemptions	(64,996)	(1,538,208)	(702,734)	(16,542,455)

Net decrease	(34,161)	(846,348)	(525,075)	(12,393,709)

Class K shares

Distributions reinvested	—	—	17	393

Net increase	—	—	17	393

Class R shares

Subscriptions	225,281	4,787,832	420,852	9,451,361

Distributions reinvested	—	—	7,524	168,699

Redemptions	(157,591)	(3,412,134)	(381,656)	(8,555,274)

Net increase	67,690	1,375,698	46,720	1,064,786

Class R4 shares

Subscriptions	56,478	1,309,269	1,137,867	26,830,142

Distributions reinvested	—	—	4,452	105,286

Redemptions	(188,237)	(4,336,243)	(241,162)	(5,701,154)

Net increase (decrease)	(131,759)	(3,026,974)	901,157	21,234,274

Class R5 shares

Subscriptions	230,633	5,297,387	951,228	22,428,771

Distributions reinvested	—	—	3,847	90,023

Redemptions	(168,534)	(3,874,956)	(60,643)	(1,423,709)

Net increase	62,099	1,422,431	894,432	21,095,085

Class W shares

Subscriptions	102,946	2,265,544	278,483	6,311,280

Distributions reinvested	—	—	44,824	1,012,577

Redemptions	(625,830)	(13,260,613)	(359,976)	(8,170,397)

Net decrease	(522,884)	(10,995,069)	(36,669)	(846,540)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Y shares

Subscriptions	—	—	107	2,500

Net increase	—	—	107	2,500

Class Z shares

Subscriptions	1,352,174	30,770,258	12,205,090	288,223,455

Distributions reinvested	—	—	320,305	7,491,922

Redemptions	(2,292,330)	(51,520,050)	(4,111,501)	(96,864,706)

Net increase (decrease)	(940,156)	(20,749,792)	8,413,894	198,850,671

Total net increase (decrease)	(3,876,534)	(83,954,121)	4,032,988	97,882,678

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$23.18		$22.18		$19.05		$14.31		$14.12		$14.70		$12.31

Income from investment operations:

Net investment income	0.16		0.23		0.19		0.19		0.06		0.12		0.09

Net realized and unrealized gain (loss)	(1.14)		1.33		3.61		5.31		0.13		(0.28)		2.39

Total from investment operations	(0.98)		1.56		3.80		5.50		0.19		(0.16)		2.48

Less distributions to shareholders:

Net investment income	—		(0.19)		(0.26)		(0.21)		—		(0.09)		(0.04)

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.56)		(0.67)		(0.76)		—		(0.42)		(0.09)

Net asset value, end of period	$22.20		$23.18		$22.18		$19.05		$14.31		$14.12		$14.70

Total return	(4.23%)		7.08%		20.20%		39.43%		1.35%		(1.01%)		20.21%

Ratios to average net assets(b)

Total gross expenses	1.20	%(c)(d)	1.20%		1.25	%(c)	1.34%		1.35	%(d)	1.28%		1.37%

Total net expenses(e)	1.18	%(c)(d)(f)	1.18	%(f)	1.18	%(c)(f)	1.24	%(f)	1.25	%(d)	1.26	%(f)	1.37%

Net investment income	1.41	%(d)	1.02%		0.92%		1.17%		0.89	%(d)	0.81%		0.66%

Supplemental data

Net assets, end of period (in thousands)	$269,847		$327,326		$447,665		$300,415		$232,859		$243,514		$271,885

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.52		$20.62		$17.76		$13.36		$13.23		$13.81		$11.62

Income from investment operations:

Net investment income (loss)	0.07		0.05		0.03		0.06		0.01		0.00	(b)	(0.01)

Net realized and unrealized gain (loss)	(1.06)		1.24		3.35		4.96		0.12		(0.25)		2.25

Total from investment operations	(0.99)		1.29		3.38		5.02		0.13		(0.25)		2.24

Less distributions to shareholders:

Net investment income	—		(0.02)		(0.11)		(0.07)		—		—		—

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.39)		(0.52)		(0.62)		—		(0.33)		(0.05)

Net asset value, end of period	$20.53		$21.52		$20.62		$17.76		$13.36		$13.23		$13.81

Total return	(4.60%)		6.30%		19.27%		38.42%		0.98%		(1.72%)		19.30%

Ratios to average net assets(c)

Total gross expenses	1.96	%(d)(e)	1.96%		2.00	%(d)	2.09%		2.10	%(e)	2.03%		2.14%

Total net expenses(f)	1.93	%(d)(e)(g)	1.93	%(g)	1.93	%(d)(g)	1.99	%(g)	2.00	%(e)	2.01	%(g)	2.14%

Net investment income (loss)	0.64	%(e)	0.25%		0.17%		0.42%		0.13	%(e)	0.02%		(0.10%)

Supplemental data

Net assets, end of period (in thousands)	$1,130		$1,532		$2,393		$2,472		$2,635		$3,083		$5,138

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.51		$20.61		$17.75		$13.37		$13.24		$13.83		$11.63

Income from investment operations:

Net investment income (loss)	0.07		0.06		0.03		0.06		0.01		0.01		(0.01)

Net realized and unrealized gain (loss)	(1.07)		1.23		3.35		4.97		0.12		(0.27)		2.26

Total from investment operations	(1.00)		1.29		3.38		5.03		0.13		(0.26)		2.25

Less distributions to shareholders:

Net investment income	—		(0.02)		(0.11)		(0.10)		—		—		—

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.39)		(0.52)		(0.65)		—		(0.33)		(0.05)

Net asset value, end of period	$20.51		$21.51		$20.61		$17.75		$13.37		$13.24		$13.83

Total return	(4.65%)		6.30%		19.28%		38.51%		0.98%		(1.80%)		19.37%

Ratios to average net assets(b)

Total gross expenses	1.96	%(c)(d)	1.95%		2.00	%(c)	2.09%		2.10	%(d)	2.03%		2.13%

Total net expenses(e)	1.93	%(c)(d)(f)	1.93	%(f)	1.93	%(c)(f)	1.99	%(f)	2.00	%(d)	2.01	%(f)	2.13%

Net investment income (loss)	0.67	%(d)	0.30%		0.17%		0.42%		0.15	%(d)	0.06%		(0.09%)

Supplemental data

Net assets, end of period (in thousands)	$79,972		$92,432		$79,365		$53,515		$43,840		$44,484		$48,210

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended December 31,
Class I	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.90		$22.84	$19.60		$14.69	$14.48		$15.07	$12.60

Income from investment operations:

Net investment income	0.21		0.34	0.28		0.27	0.09		0.19	0.15

Net realized and unrealized gain (loss)	(1.18)		1.37	3.71		5.47	0.12		(0.29)	2.47

Total from investment operations	(0.97)		1.71	3.99		5.74	0.21		(0.10)	2.62

Less distributions to shareholders:

Net investment income	—		(0.28)	(0.34)		(0.28)	—		(0.16)	(0.10)

Net realized gains	—		(0.37)	(0.41)		(0.55)	—		(0.33)	(0.05)

Total distributions to shareholders	—		(0.65)	(0.75)		(0.83)	—		(0.49)	(0.15)

Net asset value, end of period	$22.93		$23.90	$22.84		$19.60	$14.69		$14.48	$15.07

Total return	(4.06%)		7.55%	20.62%		40.13%	1.45%		(0.59%)	20.80%

Ratios to average net assets(b)

Total gross expenses	0.78	%(c)(d)	0.78%	0.80	%(c)	0.83%	0.86	%(d)	0.84%	0.92%

Total net expenses(e)	0.78	%(c)(d)	0.78%	0.78	%(c)	0.83%	0.85	%(d)	0.84%	0.92%

Net investment income	1.84	%(d)	1.44%	1.32%		1.58%	1.29	%(d)	1.29%	1.13%

Supplemental data

Net assets, end of period (in thousands)	$134,452		$140,960	$146,724		$135,066	$91,542		$107,682	$72,971

Portfolio turnover	6%		4%	8%		18%	5%		14%	12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended December 31,
Class K	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.82		$22.78	$19.55		$14.66	$14.47		$15.06	$12.59

Income from investment operations:

Net investment income	0.18		0.27	0.21		0.22	0.07		0.14	0.11

Net realized and unrealized gain (loss)	(1.18)		1.35	3.71		5.45	0.12		(0.29)	2.47

Total from investment operations	(1.00)		1.62	3.92		5.67	0.19		(0.15)	2.58

Less distributions to shareholders:

Net investment income	—		(0.21)	(0.28)		(0.23)	—		(0.11)	(0.06)

Net realized gains	—		(0.37)	(0.41)		(0.55)	—		(0.33)	(0.05)

Total distributions to shareholders	—		(0.58)	(0.69)		(0.78)	—		(0.44)	(0.11)

Net asset value, end of period	$22.82		$23.82	$22.78		$19.55	$14.66		$14.47	$15.06

Total return	(4.20%)		7.17%	20.31%		39.69%	1.31%		(0.90%)	20.50%

Ratios to average net assets(b)

Total gross expenses	1.09	%(c)(d)	1.08%	1.09	%(c)	1.13%	1.14	%(d)	1.14%	1.21%

Total net expenses(e)	1.09	%(c)(d)	1.08%	1.07	%(c)	1.13%	1.13	%(d)	1.14%	1.21%

Net investment income	1.54	%(d)	1.14%	1.02%		1.28%	1.02	%(d)	0.94%	0.83%

Supplemental data

Net assets, end of period (in thousands)	$19		$20	$18		$31	$22		$22	$23

Portfolio turnover	6%		4%	8%		18%	5%		14%	12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$22.87		$21.89		$18.81		$14.15		$13.98		$14.55		$12.19

Income from investment operations:

Net investment income	0.13		0.18		0.14		0.15		0.04		0.08		0.05

Net realized and unrealized gain (loss)	(1.13)		1.30		3.56		5.24		0.13		(0.27)		2.37

Total from investment operations	(1.00)		1.48		3.70		5.39		0.17		(0.19)		2.42

Less distributions to shareholders:

Net investment income	—		(0.13)		(0.21)		(0.18)		—		(0.05)		(0.01)

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.50)		(0.62)		(0.73)		—		(0.38)		(0.06)

Net asset value, end of period	$21.87		$22.87		$21.89		$18.81		$14.15		$13.98		$14.55

Total return	(4.37%)		6.82%		19.91%		39.09%		1.22%		(1.23%)		19.91%

Ratios to average net assets(b)

Total gross expenses	1.46	%(c)(d)	1.45%		1.50	%(c)	1.59%		1.60	%(d)	1.53%		1.66%

Total net expenses(e)	1.43	%(c)(d)(f)	1.43	%(f)	1.43	%(c)(f)	1.49	%(f)	1.50	%(d)	1.51	%(f)	1.66%

Net investment income	1.21	%(d)	0.80%		0.67%		0.95%		0.67	%(d)	0.55%		0.38%

Supplemental data

Net assets, end of period (in thousands)	$22,320		$21,793		$19,835		$15,443		$10,773		$9,720		$11,594

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$24.17		$23.10		$19.81		$16.22

Income from investment operations:

Net investment income	0.19		0.35		0.25		0.17

Net realized and unrealized gain (loss)	(1.19)		1.33		3.76		4.24

Total from investment operations	(1.00)		1.68		4.01		4.41

Less distributions to shareholders:

Net investment income	—		(0.24)		(0.31)		(0.27)

Net realized gains	—		(0.37)		(0.41)		(0.55)

Total distributions to shareholders	—		(0.61)		(0.72)		(0.82)

Net asset value, end of period	$23.17		$24.17		$23.10		$19.81

Total return	(4.14%)		7.35%		20.51%		28.18%

Ratios to average net assets(b)

Total gross expenses	0.95	%(c)(d)	0.94%		1.00	%(c)	1.06	%(d)

Total net expenses(e)	0.93	%(c)(d)(f)	0.93	%(f)	0.93	%(c)(f)	0.95	%(d)

Net investment income	1.66	%(d)	1.46%		1.15%		1.62	%(d)

Supplemental data

Net assets, end of period (in thousands)	$26,094		$30,403		$8,237		$1,469

Portfolio turnover	6%		4%		8%		18%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,						Year Ended December 31,
Class R5	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.92		$22.87	$19.62		$14.71	$14.50		$15.09	$12.62

Income from investment operations:

Net investment income	0.21		0.37	0.25		0.28	0.09		0.18	0.15

Net realized and unrealized gain (loss)	(1.18)		1.32	3.74		5.44	0.12		(0.28)	2.46

Total from investment operations	(0.97)		1.69	3.99		5.72	0.21		(0.10)	2.61

Less distributions to shareholders:

Net investment income	—		(0.27)	(0.33)		(0.26)	—		(0.16)	(0.09)

Net realized gains	—		(0.37)	(0.41)		(0.55)	—		(0.33)	(0.05)

Total distributions to shareholders	—		(0.64)	(0.74)		(0.81)	—		(0.49)	(0.14)

Net asset value, end of period	$22.95		$23.92	$22.87		$19.62	$14.71		$14.50	$15.09

Total return	(4.06%)		7.45%	20.61%		39.96%	1.45%		(0.62%)	20.73%

Ratios to average net assets(b)

Total gross expenses	0.84	%(c)(d)	0.83%	0.85	%(c)	0.87%	0.89	%(d)	0.87%	0.98%

Total net expenses(e)	0.84	%(c)(d)	0.83%	0.81	%(c)	0.87%	0.88	%(d)	0.87%	0.98%

Net investment income	1.81	%(d)	1.58%	1.20%		1.64%	1.31	%(d)	1.21%	1.09%

Supplemental data

Net assets, end of period (in thousands)	$24,187		$23,731	$2,230		$4,014	$1,065		$1,731	$1,606

Portfolio turnover	6%		4%	8%		18%	5%		14%	12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$23.07		$22.07		$18.96		$14.24		$14.06		$14.66		$13.12

Income from investment operations:

Net investment income (loss)	0.15		0.24		0.19		0.19		0.06		0.14		(0.00	)(c)

Net realized and unrealized gain (loss)	(1.14)		1.32		3.59		5.28		0.12		(0.29)		1.68

Total from investment operations	(0.99)		1.56		3.78		5.47		0.18		(0.15)		1.68

Less distributions to shareholders:

Net investment income	—		(0.19)		(0.26)		(0.20)		—		(0.12)		(0.09)

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.56)		(0.67)		(0.75)		—		(0.45)		(0.14)

Net asset value, end of period	$22.08		$23.07		$22.07		$18.96		$14.24		$14.06		$14.66

Total return	(4.29%)		7.12%		20.18%		39.38%		1.28%		(0.95%)		12.80%

Ratios to average net assets(d)

Total gross expenses	1.20	%(e)(f)	1.20%		1.26	%(e)	1.35%		1.35	%(f)	1.27%		2.30	%(f)

Total net expenses(g)	1.18	%(e)(f)(h)	1.18	%(h)	1.18	%(e)(h)	1.25	%(h)	1.25	%(f)	1.25	%(h)	2.30	%(f)

Net investment income (loss)	1.33	%(f)	1.04%		0.92%		1.19%		0.89	%(f)	0.97%		(0.11	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$28,141		$41,455		$40,475		$144		$30,250		$29,913		$11,833

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended
Class Y	(Unaudited)		May 31, 2015(a)
Per share data
Net asset value, beginning of period	$24.23		$23.47

Income from investment operations:

Net investment income	0.22		0.26

Net realized and unrealized gain (loss)	(1.20)		1.15

Total from investment operations	(0.98)		1.41

Less distributions to shareholders:

Net investment income	—		(0.28)

Net realized gains	—		(0.37)

Total distributions to shareholders	—		(0.65)

Net asset value, end of period	$23.25		$24.23

Total return	(4.04%)		6.09%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)(d)	0.72	%(d)

Total net expenses(e)	0.75	%(c)(d)	0.72	%(d)

Net investment income	1.88	%(d)	1.64	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$3

Portfolio turnover	6%		4%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$23.91		$22.86		$19.61		$14.68		$14.48		$15.07		$13.48

Income from investment operations:

Net investment income	0.19		0.31		0.25		0.22		0.07		0.19		0.03

Net realized and unrealized gain (loss)	(1.17)		1.35		3.71		5.48		0.13		(0.30)		1.70

Total from investment operations	(0.98)		1.66		3.96		5.70		0.20		(0.11)		1.73

Less distributions to shareholders:

Net investment income	—		(0.24)		(0.30)		(0.22)		—		(0.15)		(0.09)

Net realized gains	—		(0.37)		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.61)		(0.71)		(0.77)		—		(0.48)		(0.14)

Net asset value, end of period	$22.93		$23.91		$22.86		$19.61		$14.68		$14.48		$15.07

Total return	(4.10%)		7.34%		20.50%		39.84%		1.38%		(0.68%)		12.88%

Ratios to average net assets(c)

Total gross expenses	0.95	%(d)(e)	0.95%		1.00	%(d)	1.09%		1.10	%(e)	1.02%		1.11	%(e)

Total net expenses(f)	0.93	%(d)(e)(g)	0.93	%(g)	0.93	%(d)(g)	0.99	%(g)	1.00	%(e)	1.01	%(g)	1.11	%(e)

Net investment income	1.68	%(e)	1.33%		1.17%		1.33%		1.12	%(e)	1.32%		0.87	%(e)

Supplemental data

Net assets, end of period (in thousands)	$313,017		$348,999		$141,264		$51,667		$55,909		$63,277		$8

Portfolio turnover	6%		4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.75% of the Fund’s average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,246,081, and the administrative services fee paid to the Investment Manager was $188,674.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $1,156.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $81,453. The liability remaining at November 30, 2015 for non-recurring charges associated with the lease amounted to $47,046 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,060.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $36,000 and $2,781,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $61,210 for Class A, $674 for Class B and $3,349 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.19%	1.18%
Class B	1.94	1.93
Class C	1.94	1.93
Class I	0.81	0.79
Class K	1.11	1.09
Class R	1.44	1.43
Class R4	0.94	0.93
Class R5	0.86	0.84
Class W	1.19	1.18
Class Y	0.81	0.79
Class Z	0.94	0.93

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $633,044,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$316,476,000
Unrealized depreciation	(51,052,000)
Net unrealized appreciation	$265,424,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $56,543,253 and $133,931,796, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended November 30, 2015, the average daily loan balance outstanding on days when borrowing existed was $9,400,000 at a weighted average interest rate of 1.20%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, two unaffiliated shareholders of record owned 38.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the

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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

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COLUMBIA SELECT LARGE-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

COLUMBIA SELECT LARGE-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR216_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■	Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■	Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team’s perspective on global economic investment conditions and markets

■	MarketTrack, featuring straightforward insight on current investment opportunities

■	White papers that delve deep into a variety of investment topics

■	Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned -4.07% excluding sales charges for the six-month period that ended November 30, 2015.

■	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned -2.93% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		-4.07	4.35	12.28	8.40
Including sales charges		-9.58	-1.64	10.96	7.75
Class B	04/25/97
Excluding sales charges		-4.46	3.48	11.43	7.58
Including sales charges		-9.24	-1.02	11.17	7.58
Class C	05/27/99
Excluding sales charges		-4.45	3.54	11.43	7.59
Including sales charges		-5.41	2.64	11.43	7.59
Class I*	08/03/09	-3.87	4.75	12.80	8.72
Class K*	08/03/09	-4.04	4.46	12.47	8.51
Class R	04/30/03	-4.15	4.07	12.00	8.11
Class R4*	11/08/12	-3.96	4.56	12.45	8.48
Class R5	11/30/01	-3.89	4.72	12.73	8.92
Class Y*	10/01/14	-3.84	4.70	12.38	8.44
Class Z*	09/27/10	-3.92	4.61	12.57	8.54
Russell 2000 Value Index		-2.93	0.35	10.60	6.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Richard Rosen

Kari Montanus

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
Telephone & Data Systems, Inc.	3.9
PharMerica Corp.	3.4
Minerals Technologies, Inc.	3.2
United Continental Holdings, Inc.	3.2
Swift Transportation Co.	3.1
Impax Laboratories, Inc.	2.9
Extreme Networks, Inc.	2.9
Cubic Corp.	2.8
Hanesbrands, Inc.	2.7
CACI International, Inc., Class A	2.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	92.3
Limited Partnerships	2.3
Money Market Funds	5.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	16.3
Consumer Staples	5.1
Energy	8.6
Financials	16.4
Health Care	13.7
Industrials	13.7
Information Technology	14.3
Materials	7.0
Telecommunication Services	4.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	959.30	1,018.40	6.73	6.94	1.36
Class B	1,000.00	1,000.00	955.40	1,014.61	10.43	10.74	2.11
Class C	1,000.00	1,000.00	955.50	1,014.61	10.43	10.74	2.11
Class I	1,000.00	1,000.00	961.30	1,020.57	4.61	4.75	0.93
Class K	1,000.00	1,000.00	959.60	1,019.06	6.09	6.28	1.23
Class R	1,000.00	1,000.00	958.50	1,017.14	7.97	8.21	1.61
Class R4	1,000.00	1,000.00	960.40	1,019.61	5.55	5.72	1.12
Class R5	1,000.00	1,000.00	961.10	1,020.27	4.91	5.05	0.99
Class Y	1,000.00	1,000.00	961.60	1,020.83	4.36	4.49	0.88
Class Z	1,000.00	1,000.00	960.80	1,019.66	5.50	5.67	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.6%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 15.5%
Auto Components 3.4%

American Axle & Manufacturing Holdings, Inc.(a)	450,000	10,242,000

Motorcar Parts of America, Inc.(a)	155,000	6,209,300

Total		16,451,300

Diversified Consumer Services 1.5%

Sotheby’s	250,000	7,077,500

Hotels, Restaurants & Leisure 1.7%

Texas Roadhouse, Inc.	240,000	8,400,000

Household Durables 5.4%

Beazer Homes USA, Inc.(a)	631,148	9,050,662

Lennar Corp., Class A	180,500	9,243,405

William Lyon Homes, Inc. Class A(a)	450,000	7,861,500

Total		26,155,567

Specialty Retail 0.9%

Vitamin Shoppe, Inc.(a)	135,000	4,117,500

Textiles, Apparel & Luxury Goods 2.6%

Hanesbrands, Inc.	400,000	12,268,000

Total Consumer Discretionary		74,469,867

CONSUMER STAPLES 4.9%
Food Products 3.4%

Dean Foods Co.	500,000	9,380,000

WhiteWave Foods Co. (The), Class A(a)	175,000	7,110,250

Total		16,490,250

Personal Products 1.5%

Herbalife Ltd.(a)	120,000	6,927,600

Total Consumer Staples		23,417,850

ENERGY 5.8%
Energy Equipment & Services 5.8%

Archrock, Inc.	330,000	3,488,100

Exterran Corp.(a)	450,000	7,366,500

Superior Energy Services, Inc.	450,000	7,051,500

Tetra Technologies, Inc.(a)	1,068,623	9,959,566

Total		27,865,666

Total Energy		27,865,666

FINANCIALS 15.5%
Banks 2.1%

Opus Bank	256,287	10,092,582

Insurance 8.2%

Endurance Specialty Holdings Ltd.	144,000	9,498,240

Hanover Insurance Group, Inc. (The)	105,000	8,883,000

Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln National Corp.	200,000	10,998,000

State National Companies, Inc.	967,849	9,784,954

Total		39,164,194

Real Estate Investment Trusts (REITs) 3.1%

Gaming and Leisure Properties, Inc.	280,000	7,613,200

Ladder Capital Corp., Class A	525,000	7,428,750

Total		15,041,950

Thrifts & Mortgage Finance 2.1%

BofI Holding, Inc.(a)	510,000	10,215,300

Total Financials		74,514,026

HEALTH CARE 13.0%
Biotechnology 2.3%

Ligand Pharmaceuticals, Inc.(a)	102,000	10,922,160

Health Care Equipment & Supplies 2.5%

Analogic Corp.	100,000	8,355,000

Sirona Dental Systems, Inc.(a)	35,000	3,796,800

Total		12,151,800

Health Care Providers & Services 5.4%

PharMerica Corp.(a)	450,000	15,309,000

WellCare Health Plans, Inc.(a)	130,000	10,722,400

Total		26,031,400

Pharmaceuticals 2.8%

Impax Laboratories, Inc.(a)	303,500	13,372,210

Total Health Care		62,477,570

INDUSTRIALS 13.0%
Aerospace & Defense 2.6%

Cubic Corp.	260,000	12,625,600

Airlines 3.1%

United Continental Holdings, Inc.(a)	265,000	14,768,450

Commercial Services & Supplies 2.4%

Waste Connections, Inc.	210,000	11,445,000

Electrical Equipment 1.1%

EnerSys	90,000	5,301,000

Machinery 0.9%

Mueller Industries, Inc.	130,551	4,111,051

Road & Rail 2.9%

Swift Transportation Co.(a)	875,000	13,973,750

Total Industrials		62,224,851

INFORMATION TECHNOLOGY 13.6%
Communications Equipment 5.6%

Calix, Inc.(a)	1,279,425	10,133,046

Extreme Networks, Inc.(a)	3,000,000	13,260,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Viavi Solutions, Inc.(a)	550,000	3,498,000

Total		26,891,046

Electronic Equipment, Instruments & Components 1.8%

Belden, Inc.	140,000	8,787,800

IT Services 3.6%

CACI International, Inc., Class A(a)	120,441	12,075,415

EPAM Systems, Inc.(a)	64,000	5,038,720

Total		17,114,135

Software 2.6%

Allot Communications Ltd.(a)	317,050	1,674,024

BroadSoft, Inc.(a)	264,090	10,571,523

Total		12,245,547

Total Information Technology		65,038,528

MATERIALS 6.6%
Chemicals 4.9%

Ferro Corp.(a)	725,000	8,707,250

Minerals Technologies, Inc.	240,000	14,769,600

Total		23,476,850

Containers & Packaging 1.7%

Owens-Illinois, Inc.(a)	425,000	8,198,250

Total Materials		31,675,100

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 1.0%

Globalstar, Inc.(a)	2,300,000	5,014,000

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 3.7%

Telephone & Data Systems, Inc.	620,000	17,539,800

Total Telecommunication Services		22,553,800

Total Common Stocks
(Cost: $323,415,541)		444,237,258

Limited Partnerships 2.4%
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%

Sunoco LP	300,000	11,160,000

Total Energy		11,160,000

Total Limited Partnerships
(Cost: $10,968,052)		11,160,000

Money Market Funds 5.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.184%(b)(c)	26,088,477	26,088,477

Total Money Market Funds
(Cost: $26,088,477)		26,088,477

Total Investments
(Cost: $360,472,070)		481,485,735

Other Assets & Liabilities, Net		(1,781,658)

Net Assets		479,704,077

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,094,229	62,872,146	(57,877,898)	26,088,477	19,045	26,088,477

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	74,469,867	—	—	74,469,867

Consumer Staples	23,417,850	—	—	23,417,850

Energy	27,865,666	—	—	27,865,666

Financials	74,514,026	—	—	74,514,026

Health Care	62,477,570	—	—	62,477,570

Industrials	62,224,851	—	—	62,224,851

Information Technology	65,038,528	—	—	65,038,528

Materials	31,675,100	—	—	31,675,100

Telecommunication Services	22,553,800	—	—	22,553,800

Total Common Stocks	444,237,258	—	—	444,237,258

Limited Partnerships

Energy	11,160,000	—	—	11,160,000

Money Market Funds	—	26,088,477	—	26,088,477

Total Investments	455,397,258	26,088,477	—	481,485,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	21,094,229	21,094,229	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $334,383,593)	$455,397,258

Affiliated issuers (identified cost $26,088,477)	26,088,477

Total investments (identified cost $360,472,070)	481,485,735

Receivable for:

Investments sold	2,731,324

Capital shares sold	193,271

Dividends	281,964

Prepaid expenses	3,374

Other assets	9,058

Total assets	484,704,726

Liabilities

Payable for:

Investments purchased	4,066,412

Capital shares purchased	700,130

Investment management fees	34,420

Distribution and/or service fees	11,706

Transfer agent fees	61,762

Plan administration fees	1,495

Compensation of board members	32,302

Other expenses	92,422

Total liabilities	5,000,649

Net assets applicable to outstanding capital stock	$479,704,077

Represented by

Paid-in capital	$311,705,343

Excess of distributions over net investment income	(2,733,942)

Accumulated net realized gain	49,719,011

Unrealized appreciation (depreciation) on:

Investments	121,013,665

Total — representing net assets applicable to outstanding capital stock	$479,704,077

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$372,597,195

Shares outstanding	18,186,123

Net asset value per share	$20.49

Maximum offering price per share(a)	$21.74

Class B

Net assets	$2,899,095

Shares outstanding	175,650

Net asset value per share	$16.50

Class C

Net assets	$40,293,919

Shares outstanding	2,437,267

Net asset value per share	$16.53

Class I

Net assets	$19,259,383

Shares outstanding	843,475

Net asset value per share	$22.83

Class K

Net assets	$6,936,206

Shares outstanding	310,570

Net asset value per share	$22.33

Class R

Net assets	$11,106,714

Shares outstanding	566,461

Net asset value per share	$19.61

Class R4

Net assets	$1,581,263

Shares outstanding	69,286

Net asset value per share	$22.82

Class R5

Net assets	$3,738,883

Shares outstanding	164,485

Net asset value per share	$22.73

Class Y

Net assets	$2,518

Shares outstanding	108

Net asset value per share(b)	$23.28

Class Z

Net assets	$21,288,901

Shares outstanding	944,208

Net asset value per share	$22.55

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,340,001

Dividends — affiliated issuers	19,045

Total income	2,359,046

Expenses:

Investment management fees	2,123,825

Distribution and/or service fees

Class A	476,796

Class B	16,689

Class C	209,430

Class R	28,106

Transfer agent fees

Class A	336,149

Class B	2,939

Class C	36,908

Class K	1,750

Class R	9,911

Class R4	754

Class R5	696

Class Z	17,759

Plan administration fees

Class K	8,775

Compensation of board members	7,391

Custodian fees	4,942

Printing and postage fees	39,443

Registration fees	59,727

Audit fees	11,854

Legal fees	5,316

Other	11,506

Total expenses	3,410,666

Expense reductions	(1,060)

Total net expenses	3,409,606

Net investment loss	(1,050,560)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	24,972,052

Net realized gain	24,972,052

Net change in unrealized appreciation (depreciation) on:

Investments	(44,669,860)

Net change in unrealized depreciation	(44,669,860)

Net realized and unrealized loss	(19,697,808)

Net decrease in net assets from operations	$(20,748,368)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations

Net investment loss	$(1,050,560)	$(3,486,291)

Net realized gain	24,972,052	85,038,143

Net change in unrealized depreciation	(44,669,860)	(30,545,151)

Net increase (decrease) in net assets resulting from operations	(20,748,368)	51,006,701

Distributions to shareholders

Net realized gains

Class A	—	(39,128,715)

Class B	—	(595,444)

Class C	—	(5,301,159)

Class I	—	(2,180,888)

Class K	—	(647,045)

Class R	—	(1,244,757)

Class R4	—	(37,893)

Class R5	—	(77,845)

Class Y	—	(249)

Class Z	—	(811,695)

Total distributions to shareholders	—	(50,025,690)

Increase (decrease) in net assets from capital stock activity	(8,119,967)	21,795,198

Total increase (decrease) in net assets	(28,868,335)	22,776,209

Net assets at beginning of period	508,572,412	485,796,203

Net assets at end of period	$479,704,077	$508,572,412

Excess of distributions over net investment income	$(2,733,942)	$(1,683,382)

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	953,661	19,429,791	1,755,344	36,732,705

Distributions reinvested	—	—	1,976,546	37,791,550

Redemptions	(1,396,562)	(28,231,010)	(3,099,726)	(65,322,645)

Net increase (decrease)	(442,901)	(8,801,219)	632,164	9,201,610

Class B shares

Subscriptions	973	16,165	3,742	66,416

Distributions reinvested	—	—	38,059	590,671

Redemptions(b)	(50,802)	(844,750)	(138,028)	(2,376,083)

Net decrease	(49,829)	(828,585)	(96,227)	(1,718,996)

Class C shares

Subscriptions	149,492	2,467,843	276,348	4,703,998

Distributions reinvested	—	—	277,917	4,318,836

Redemptions	(254,228)	(4,152,389)	(421,017)	(7,279,055)

Net increase (decrease)	(104,736)	(1,684,546)	133,248	1,743,779

Class I shares

Subscriptions	10,022	224,463	2,433	55,820

Distributions reinvested	—	—	102,761	2,180,579

Redemptions	(113,033)	(2,740,254)	(127,126)	(2,955,641)

Net decrease	(103,011)	(2,515,791)	(21,932)	(719,242)

Class K shares

Subscriptions	27,047	598,438	43,911	1,000,152

Distributions reinvested	—	—	31,063	646,745

Redemptions	(31,246)	(678,463)	(53,645)	(1,239,902)

Net increase (decrease)	(4,199)	(80,025)	21,329	406,995

Class R shares

Subscriptions	122,811	2,370,261	182,581	3,633,458

Distributions reinvested	—	—	32,359	593,463

Redemptions	(131,601)	(2,560,065)	(214,269)	(4,344,564)

Net increase (decrease)	(8,790)	(189,804)	671	(117,643)

Class R4 shares

Subscriptions	56,745	1,206,247	17,935	411,417

Distributions reinvested	—	—	1,772	37,648

Redemptions	(7,934)	(171,256)	(4,446)	(99,960)

Net increase	48,811	1,034,991	15,261	349,105

Class R5 shares

Subscriptions	78,028	1,734,377	65,555	1,469,150

Distributions reinvested	—	—	3,363	71,086

Redemptions	(6,049)	(139,210)	(3,221)	(71,721)

Net increase	71,979	1,595,167	65,697	1,468,515

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Y shares

Subscriptions	—	—	108	(2,692)

Net increase (decrease)	—	—	108	(2,692)

Class Z shares

Subscriptions	423,003	9,337,083	648,117	14,776,215

Distributions reinvested	—	—	35,120	737,159

Redemptions	(271,427)	(5,987,238)	(191,002)	(4,329,607)

Net increase	151,576	3,349,845	492,235	11,183,767

Total net increase (decrease)	(441,100)	(8,119,967)	1,242,554	21,795,198

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.36		$21.52		$18.82		$14.31		$13.69		$15.97		$12.59

Income from investment operations:

Net investment loss	(0.04)		(0.14)		(0.03)		(0.11)		(0.06)		(0.12)		(0.11)

Net realized and unrealized gain (loss)	(0.83)		2.28		4.17		5.06		0.68		(1.40)		3.49

Total from investment operations	(0.87)		2.14		4.14		4.95		0.62		(1.52)		3.38

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)

Net asset value, end of period	$20.49		$21.36		$21.52		$18.82		$14.31		$13.69		$15.97

Total return	(4.07%)		11.21%		22.30%		35.23%		4.53%		(9.42%)		26.85	%(c)

Ratios to average net assets(d)

Total gross expenses	1.36	%(e)	1.38%		1.41%		1.51%		1.48	%(e)	1.48%		1.66%

Total net expenses(f)	1.36	%(e)(g)	1.38	%(g)	1.40	%(g)	1.39	%(g)	1.41	%(e)	1.42	%(g)	1.33%

Net investment loss	(0.39	%)(e)	(0.67%)		(0.14%)		(0.67%)		(0.87	%)(e)	(0.77%)		(0.84%)

Supplemental data

Net assets, end of period (in thousands)	$372,597		$397,847		$387,317		$325,677		$283,740		$295,973		$380,848

Portfolio turnover	16%		26%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$17.27		$17.97		$16.04		$12.34		$11.84		$14.04		$11.15

Income from investment operations:

Net investment loss	(0.09)		(0.25)		(0.16)		(0.19)		(0.09)		(0.21)		(0.19)

Net realized and unrealized gain (loss)	(0.68)		1.85		3.53		4.33		0.59		(1.23)		3.08

Total from investment operations	(0.77)		1.60		3.37		4.14		0.50		(1.44)		2.89

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)

Net asset value, end of period	$16.50		$17.27		$17.97		$16.04		$12.34		$11.84		$14.04

Total return	(4.46%)		10.36%		21.33%		34.28%		4.22%		(10.15%)		25.92	%(c)

Ratios to average net assets(d)

Total gross expenses	2.11	%(e)	2.13%		2.16%		2.26%		2.23	%(e)	2.23%		2.43%

Total net expenses(f)	2.11	%(e)(g)	2.13	%(g)	2.15	%(g)	2.14	%(g)	2.16	%(e)	2.16	%(g)	2.10%

Net investment loss	(1.13	%)(e)	(1.41%)		(0.92%)		(1.41%)		(1.62	%)(e)	(1.52%)		(1.62%)

Supplemental data

Net assets, end of period (in thousands)	$2,899		$3,894		$5,782		$8,356		$12,565		$13,501		$27,172

Portfolio turnover	16%		26%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$17.30		$18.00		$16.06		$12.36		$11.86		$14.06		$11.17

Income from investment operations:

Net investment loss	(0.09)		(0.25)		(0.16)		(0.19)		(0.09)		(0.21)		(0.19)

Net realized and unrealized gain (loss)	(0.68)		1.85		3.54		4.33		0.59		(1.23)		3.08

Total from investment operations	(0.77)		1.60		3.38		4.14		0.50		(1.44)		2.89

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)

Net asset value, end of period	$16.53		$17.30		$18.00		$16.06		$12.36		$11.86		$14.06

Total return	(4.45%)		10.35%		21.37%		34.23%		4.22%		(10.13%)		25.87	%(c)

Ratios to average net assets(d)

Total gross expenses	2.11	%(e)	2.13%		2.16%		2.26%		2.23	%(e)	2.23%		2.42%

Total net expenses(f)	2.11	%(e)(g)	2.13	%(g)	2.15	%(g)	2.14	%(g)	2.16	%(e)	2.17	%(g)	2.09%

Net investment loss	(1.14	%)(e)	(1.42%)		(0.91%)		(1.42%)		(1.63	%)(e)	(1.52%)		(1.60%)

Supplemental data

Net assets, end of period (in thousands)	$40,294		$43,974		$43,354		$38,785		$33,327		$37,511		$51,712

Portfolio turnover	16%		26%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended December 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.75		$23.57	$20.41	$15.41	$14.71		$17.02	$13.35

Income from investment operations:

Net investment income (loss)	0.01		(0.05)	0.07	(0.04)	(0.03)		(0.04)	(0.05)

Net realized and unrealized gain (loss)	(0.93)		2.53	4.53	5.48	0.73		(1.51)	3.72

Total from investment operations	(0.92)		2.48	4.60	5.44	0.70		(1.55)	3.67

Less distributions to shareholders:

Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net asset value, end of period	$22.83		$23.75	$23.57	$20.41	$15.41		$14.71	$17.02

Total return	(3.87%)		11.70%	22.83%	35.91%	4.76%		(9.01%)	27.49	%(c)

Ratios to average net assets(d)

Total gross expenses	0.93	%(e)	0.93%	0.93%	0.96%	0.98	%(e)	0.94%	1.09%

Total net expenses(f)	0.93	%(e)	0.93%	0.93%	0.93%	0.94	%(e)	0.91%	0.88%

Net investment income (loss)	0.05	%(e)	(0.22%)	0.32%	(0.21%)	(0.38	%)(e)	(0.24%)	(0.38%)

Supplemental data

Net assets, end of period (in thousands)	$19,259		$22,479	$22,829	$26,109	$20,764		$14,419	$10,145

Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended December 31,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.27		$23.20	$20.17	$15.28	$14.60		$16.94	$13.34

Income from investment operations:

Net investment income (loss)	(0.03)		(0.12)	0.01	(0.09)	(0.04)		(0.09)	(0.10)

Net realized and unrealized gain (loss)	(0.91)		2.49	4.46	5.42	0.72		(1.49)	3.70

Total from investment operations	(0.94)		2.37	4.47	5.33	0.68		(1.58)	3.60

Less distributions to shareholders:

Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net asset value, end of period	$22.33		$23.27	$23.20	$20.17	$15.28		$14.60	$16.94

Total return	(4.04%)		11.39%	22.45%	35.49%	4.66%		(9.23%)	26.99	%(c)

Ratios to average net assets(d)

Total gross expenses	1.23	%(e)	1.23%	1.23%	1.26%	1.23	%(e)	1.22%	1.39%

Total net expenses(f)	1.23	%(e)	1.23%	1.23%	1.23%	1.20	%(e)	1.18%	1.18%

Net investment income (loss)	(0.26	%)(e)	(0.52%)	0.05%	(0.51%)	(0.65	%)(e)	(0.53%)	(0.69%)

Supplemental data

Net assets, end of period (in thousands)	$6,936		$7,323	$6,809	$5,083	$3,812		$3,642	$3,601

Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$20.46		$20.77		$18.25		$13.92		$13.33		$15.62		$12.35

Income from investment operations:

Net investment loss	(0.06)		(0.19)		(0.08)		(0.14)		(0.07)		(0.16)		(0.16)

Net realized and unrealized gain (loss)	(0.79)		2.18		4.04		4.91		0.66		(1.37)		3.43

Total from investment operations	(0.85)		1.99		3.96		4.77		0.59		(1.53)		3.27

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)

Net asset value, end of period	$19.61		$20.46		$20.77		$18.25		$13.92		$13.33		$15.62

Total return	(4.15%)		10.87%		22.01%		34.92%		4.43%		(9.69%)		26.48	%(c)

Ratios to average net assets(d)

Total gross expenses	1.61	%(e)	1.63%		1.66%		1.76%		1.73	%(e)	1.73%		1.87%

Total net expenses(f)	1.61	%(e)(g)	1.63	%(g)	1.65	%(g)	1.64	%(g)	1.67	%(e)	1.67	%(g)	1.66%

Net investment loss	(0.64	%)(e)	(0.92%)		(0.40%)		(0.92%)		(1.14	%)(e)	(1.02%)		(1.16%)

Supplemental data

Net assets, end of period (in thousands)	$11,107		$11,772		$11,933		$10,684		$9,248		$11,156		$15,733

Portfolio turnover	16%		26%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$23.76		$23.63		$20.49		$15.99

Income from investment operations:

Net investment income (loss)	(0.02)		(0.10)		0.02		(0.04)

Net realized and unrealized gain (loss)	(0.92)		2.53		4.56		4.98

Total from investment operations	(0.94)		2.43		4.58		4.94

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)

Net asset value, end of period	$22.82		$23.76		$23.63		$20.49

Total return	(3.96%)		11.45%		22.64%		31.47%

Ratios to average net assets(b)

Total gross expenses	1.12	%(c)	1.13%		1.16%		1.27	%(c)

Total net expenses(d)	1.12	%(c)(e)	1.13	%(e)	1.15	%(e)	1.14	%(c)

Net investment income (loss)	(0.14	%)(c)	(0.44%)		0.07%		(0.37	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,581		$486		$123		$3

Portfolio turnover	16%		26%		22%		9%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended December 31,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$23.65		$23.49	$20.35	$15.40	$14.70		$17.01	$13.35

Income from investment operations:

Net investment income (loss)	(0.00	)(b)	(0.07)	0.07	(0.05)	(0.03)		(0.05)	(0.06)

Net realized and unrealized gain (loss)	(0.92)		2.53	4.51	5.44	0.73		(1.50)	3.72

Total from investment operations	(0.92)		2.46	4.58	5.39	0.70		(1.55)	3.66

Less distributions to shareholders:

Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net asset value, end of period	$22.73		$23.65	$23.49	$20.35	$15.40		$14.70	$17.01

Total return	(3.89%)		11.65%	22.80%	35.60%	4.76%		(9.02%)	27.42	%(c)

Ratios to average net assets(d)

Total gross expenses	0.99	%(e)	0.98%	0.98%	0.98%	0.98	%(e)	0.97%	1.14%

Total net expenses(f)	0.99	%(e)	0.98%	0.98%	0.98%	0.95	%(e)	0.93%	0.93%

Net investment income (loss)	(0.01	%)(e)	(0.29%)	0.32%	(0.31%)	(0.41	%)(e)	(0.28%)	(0.44%)

Supplemental data

Net assets, end of period (in thousands)	$3,739		$2,188	$630	$352	$2,145		$2,046	$2,289

Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$24.21		$23.11

Income from investment operations:

Net investment income (loss)	0.01		(0.02)

Net realized and unrealized gain (loss)	(0.94)		3.42

Total from investment operations	(0.93)		3.40

Less distributions to shareholders:

Net realized gains	—		(2.30)

Total distributions to shareholders	—		(2.30)

Net asset value, end of period	$23.28		$24.21

Total return	(3.84%)		15.90%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.88	%(c)

Total net expenses(d)	0.88	%(c)	0.88	%(c)

Net investment income (loss)	0.08	%(c)	(0.15	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	16%		26%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$23.47		$23.37		$20.28		$15.35		$14.67		$17.01		$14.61

Income from investment operations:

Net investment income (loss)	(0.02)		(0.10)		0.05		(0.07)		(0.04)		(0.08)		(0.01)

Net realized and unrealized gain (loss)	(0.90)		2.50		4.48		5.44		0.72		(1.50)		2.41

Total from investment operations	(0.92)		2.40		4.53		5.37		0.68		(1.58)		2.40

Less distributions to shareholders:

Net realized gains	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(2.30)		(1.44)		(0.44)		—		(0.76)		—

Net asset value, end of period	$22.55		$23.47		$23.37		$20.28		$15.35		$14.67		$17.01

Total return	(3.92%)		11.44%		22.63%		35.59%		4.63%		(9.19%)		16.43%

Ratios to average net assets(c)

Total gross expenses	1.11	%(d)	1.13%		1.16%		1.26%		1.23	%(d)	1.20%		1.55	%(d)

Total net expenses(e)	1.11	%(d)(f)	1.13	%(f)	1.15	%(f)	1.14	%(f)	1.16	%(d)	1.19	%(f)	1.02	%(d)

Net investment income (loss)	(0.14	%)(d)	(0.44%)		0.22%		(0.42%)		(0.62	%)(d)	(0.50%)		(0.34	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$21,289		$18,605		$7,019		$3,467		$2,417		$1,892		$133

Portfolio turnover	16%		26%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

26	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015	27

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That

Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.87% of the Fund’s average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,312,061, and the administrative services fee paid to the Investment Manager was $132,861.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $843.

28	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $71,338. The liability remaining at November 30, 2015 for non-recurring charges associated with the lease amounted to $41,196 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,060.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Semiannual Report 2015	29

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $604,000 and $2,464,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $129,686 for Class A, $61 for Class B and $159 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 Through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.38%	1.38%
Class B	2.13	2.13
Class C	2.13	2.13
Class I	1.00	0.97
Class K	1.30	1.27
Class R	1.63	1.63
Class R4	1.13	1.13
Class R5	1.05	1.02
Class Y	1.00	0.97
Class Z	1.13	1.13

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $360,472,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$145,708,000
Unrealized depreciation	(24,694,000)
Net unrealized appreciation	$121,014,000

30	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following capital loss carryforwards, determined as of May 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	7,302,356
2017	9,766,309
Total	17,068,665

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,653,473 at May 31, 2015 as arising on June 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,503,054 and $79,471,352, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 57.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2015	31

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	33

COLUMBIA SELECT SMALLER-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

COLUMBIA SELECT SMALLER-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR218_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Flexible Capital Income Fund (the Fund) Class A shares returned -7.69% excluding sales charges for the six-month period that ended November 30, 2015.

■	During the same time period, the Fund underperformed its Blended Index, which returned -3.57%, and the Barclays U.S. Aggregate Bond Index, which returned -0.12%.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class A	07/28/11
Excluding sales charges		-7.69	-4.93	7.36
Including sales charges		-12.99	-10.41	5.91
Class C	07/28/11
Excluding sales charges		-8.01	-5.60	6.57
Including sales charges		-8.91	-6.51	6.57
Class I	07/28/11	-7.41	-4.37	7.76
Class R	07/28/11	-7.82	-5.17	7.06
Class R4*	11/08/12	-7.60	-4.65	7.56
Class R5*	11/08/12	-7.48	-4.57	7.61
Class W	07/28/11	-7.68	-4.85	7.35
Class Z	07/28/11	-7.58	-4.69	7.60
Blended Index		-3.57	-0.77	8.77
Barclays U.S. Aggregate Bond Index		-0.12	0.97	2.95

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index, established by the Investment Manager, is composed of one-third each of the Russell 1000 Value Index, the Barclays U.S. Corporate Investment Grade & High Yield Index and the Barclays U.S. Convertible Composite Index. The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Barclays U.S. Corporate Investment Grade & High Yield Index is a broad-based benchmark that measures the performance of investment grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Barclays U.S. Convertible Composite Index measures the performance of all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2015)
Allergan PLC, 5.500%	2.1
Exxon Mobil Corp.	1.8
Wells Fargo & Co.	1.5
Merck & Co., Inc.	1.4
Microsoft Corp.	1.4
General Electric Co.	1.3
United Rentals North America, Inc. 11/15/24 5.750%	1.3
Popular, Inc. 07/01/19 7.000%	1.3
MasTec, Inc. 03/15/23 4.875%	1.2
Navistar International Corp. 04/15/19 4.750%	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	36.6
Convertible Bonds	17.4
Convertible Preferred Stocks	17.1
Corporate Bonds & Notes	25.7
Limited Partnerships	1.3
Money Market Funds	0.8
Preferred Debt	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2015	3

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	923.10	1,019.81	5.25	5.51	1.08
Class C	1,000.00	1,000.00	919.90	1,016.02	8.88	9.32	1.83
Class I	1,000.00	1,000.00	925.90	1,021.94	3.21	3.37	0.66
Class R	1,000.00	1,000.00	921.80	1,018.55	6.46	6.79	1.33
Class R4	1,000.00	1,000.00	924.00	1,021.08	4.04	4.24	0.83
Class R5	1,000.00	1,000.00	925.20	1,021.53	3.60	3.78	0.74
Class W	1,000.00	1,000.00	923.20	1,019.92	5.15	5.41	1.06
Class Z	1,000.00	1,000.00	924.20	1,021.08	4.04	4.24	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 36.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 2.2%
Hotels, Restaurants & Leisure 0.7%

Extended Stay America, Inc.	255,000	4,363,050

Media 0.5%

Cinemark Holdings, Inc.	85,000	2,949,500

Specialty Retail 1.0%

Staples, Inc.	475,000	5,733,250

Total Consumer Discretionary		13,045,800

CONSUMER STAPLES 2.2%
Food & Staples Retailing 1.1%

SYSCO Corp.	155,000	6,370,500

Tobacco 1.1%

Philip Morris International, Inc.	72,500	6,335,775

Total Consumer Staples		12,706,275

ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%

BP PLC, ADR	172,500	5,968,500

Exxon Mobil Corp.	125,000	10,207,500

Total		16,176,000

Total Energy		16,176,000

FINANCIALS 7.5%
Banks 4.1%

Cullen/Frost Bankers, Inc.	65,000	4,536,350

JPMorgan Chase & Co.	92,500	6,167,900

PacWest Bancorp	100,000	4,702,000

Wells Fargo & Co.	160,000	8,816,000

Total		24,222,250

Capital Markets 1.1%

Ares Capital Corp.	400,000	6,328,000

Real Estate Investment Trusts (REITs) 2.3%

Blackstone Mortgage Trust, Inc.	60,000	1,734,000

Equinix, Inc.	20,611	6,111,004

Starwood Property Trust, Inc.	300,000	6,099,000

Total		13,944,004

Total Financials		44,494,254

HEALTH CARE 5.0%
Biotechnology 1.0%

Gilead Sciences, Inc.	57,500	6,092,700

Health Care Equipment & Supplies 1.0%

Medtronic PLC	80,000	6,027,200

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.6%

Cardinal Health, Inc.	72,500	6,296,625

CIGNA Corp.	22,500	3,037,050

Total		9,333,675

Pharmaceuticals 1.4%

Merck & Co., Inc.	155,000	8,216,550

Total Health Care		29,670,125

INDUSTRIALS 4.5%
Aerospace & Defense 1.7%

Lockheed Martin Corp.	30,000	6,574,800

Northrop Grumman Corp.	18,500	3,447,660

Total		10,022,460

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	30,000	3,090,300

Industrial Conglomerates 1.3%

General Electric Co.	250,000	7,485,000

Transportation Infrastructure 1.0%

Macquarie Infrastructure Corp.	77,500	5,814,825

Total Industrials		26,412,585

INFORMATION TECHNOLOGY 7.1%
Communications Equipment 1.1%

Cisco Systems, Inc.	230,000	6,267,500

IT Services 1.1%

Automatic Data Processing, Inc.	72,500	6,253,850

Semiconductors & Semiconductor Equipment 3.1%

Cypress Semiconductor Corp.	325,000	3,516,500

Intel Corp.	170,000	5,910,900

KLA-Tencor Corp.	45,000	2,991,150

Lam Research Corp.	37,500	2,932,500

Maxim Integrated Products, Inc.	75,000	2,907,750

Total		18,258,800

Software 1.3%

Microsoft Corp.	145,000	7,880,750

Technology Hardware, Storage & Peripherals 0.5%

SanDisk Corp.	40,000	2,954,800

Total Information Technology		41,615,700

MATERIALS 1.1%
Chemicals 1.1%

Dow Chemical Co. (The)	125,000	6,516,250

Metals & Mining —%

Jaguar Mining, Inc.(a)	192,471	27,384

Total Materials		6,543,634

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%

AT&T, Inc.	190,000	6,397,300

Total Telecommunication Services		6,397,300

UTILITIES 2.9%
Electric Utilities 1.1%

Xcel Energy, Inc.	175,000	6,240,500

Independent Power and Renewable Electricity Producers 0.7%

NRG Yield, Inc. Class A	161,988	2,201,417

NRG Yield, Inc. Class C	140,000	1,979,600

Total		4,181,017

Multi-Utilities 1.1%

Ameren Corp.	150,000	6,564,000

Total Utilities		16,985,517

Total Common Stocks
(Cost: $206,677,390)		214,047,190

Convertible Preferred Stocks 16.9%
CONSUMER DISCRETIONARY 1.0%
Automobiles 1.0%

Fiat Chrysler Automobiles NV, 7.875%	50,000	5,909,500

Total Consumer Discretionary		5,909,500

CONSUMER STAPLES 1.8%
Food Products 1.8%

Bunge Ltd., 4.875%	65,000	6,046,157

Tyson Foods, Inc., 4.750%	84,000	4,809,000

Total		10,855,157

Total Consumer Staples		10,855,157

ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%

Anadarko Petroleum Corp., 7.500%	80,000	2,969,600

Chesapeake Energy Corp., 5.750%(b)	11,500	2,709,688

Kinder Morgan, Inc., 9.750%(a)	95,000	4,170,500

Penn Virginia Corp., 6.000%(b)	45,000	112,500

Southwestern Energy Co., 6.250%	120,000	2,886,000

Total		12,848,288

Total Energy		12,848,288

FINANCIALS 6.6%
Banks 1.8%

Bank of America Corp., 7.250%	5,700	6,384,000

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Wells Fargo & Co., 7.500%	3,800	4,436,500

Total		10,820,500

Capital Markets 1.7%

AMG Capital Trust II, 5.150%	110,000	6,462,500

Cowen Group, Inc., 5.625%(b)	3,900	3,356,437

Total		9,818,937

Real Estate Investment Trusts (REITs) 3.1%

Alexandria Real Estate Equities, Inc., 7.000%	225,000	6,275,385

American Tower Corp., 5.500%	62,500	6,386,250

Welltower, Inc., 5.510%	100,000	5,894,000

Total		18,555,635

Total Financials		39,195,072

HEALTH CARE 2.8%
Health Care Equipment & Supplies 0.8%

Alere, Inc., 3.000%	15,500	4,605,205

Pharmaceuticals 2.0%

Allergan PLC, 5.500%	11,500	12,044,180

Total Health Care		16,649,385

MATERIALS 1.0%
Chemicals 0.5%

A. Schulman, Inc., 6.000%	3,300	2,979,570

Metals & Mining 0.5%

Alcoa, Inc., 5.375%	95,000	3,059,000

Total Materials		6,038,570

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.5%

Frontier Communications Corp., 11.125%	32,500	3,140,800

Wireless Telecommunication Services 0.5%

T-Mobile USA, Inc., 5.500%	46,000	2,840,960

Total Telecommunication Services		5,981,760

UTILITIES 0.5%
Multi-Utilities 0.5%

CenterPoint Energy, Inc., 3.221%(c)	44,000	2,604,360

Total Utilities		2,604,360

Total Convertible Preferred Stocks
(Cost: $117,172,767)		100,082,092

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Limited Partnerships 1.3%
Issuer	Shares	Value ($)
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%

Enviva Partners LP	115,000	1,760,650

Total Energy		1,760,650

INDUSTRIALS 0.5%
Trading Companies & Distributors 0.5%

Fortress Transportation & Infrastructure Investors LLC	261,468	3,006,882

Total Industrials		3,006,882

UTILITIES 0.5%
Independent Power and Renewable Electricity Producers 0.5%

8Point3 Energy Partners LP	250,000	3,057,500

Total Utilities		3,057,500

Total Limited Partnerships
(Cost: $11,530,880)		7,825,032

Corporate Bonds & Notes 25.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.1%
ADS Tactical, Inc.(b)
04/01/18	11.000%	6,398,000	6,557,950

BANKING 1.2%
Popular, Inc.
07/01/19	7.000%	7,500,000	7,376,250

CABLE AND SATELLITE 0.6%
CCO Safari II LLC(b)
10/23/45	6.484%	3,400,000	3,536,167

CHEMICALS 0.7%
A. Schulman, Inc.(b)
06/01/23	6.875%	4,000,000	3,920,000

CONSTRUCTION MACHINERY 1.2%
United Rentals North America, Inc.
11/15/24	5.750%	7,300,000	7,377,526

DIVERSIFIED MANUFACTURING 2.2%
Gardner Denver, Inc.(b)
08/15/21	6.875%	8,000,000	6,540,000

Hamilton Sundstrand Corp.(b)
12/15/20	7.750%	8,250,000	6,166,875

Total			12,706,875

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOOD AND BEVERAGE 1.1%
Post Holdings, Inc.(b)
12/01/21	6.750%	6,243,000	6,336,645

HOME CONSTRUCTION 1.0%
Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/21	5.250%	6,000,000	6,015,000

INDEPENDENT ENERGY 1.2%
Goodrich Petroleum Corp.
03/15/18	8.875%	1,676,000	737,440
03/15/19	8.875%	3,775,000	604,000

Stone Energy Corp.
11/15/22	7.500%	10,000,000	5,700,000

Total			7,041,440

LEISURE 1.0%
Live Nation Entertainment, Inc.(b)
06/15/22	5.375%	6,002,000	6,062,020

LODGING 0.7%
ESH Hospitality, Inc.(b)
05/01/25	5.250%	3,925,000	3,875,937

MEDIA AND ENTERTAINMENT 1.1%
AMC Networks, Inc.
12/15/22	4.750%	6,300,000	6,260,625

METALS 0.7%
United States Steel Corp.
04/01/21	6.875%	8,400,000	4,032,000

MIDSTREAM 1.0%
Blue Racer Midstream LLC/Finance Corp.(b)
11/15/22	6.125%	6,644,000	5,913,160

OIL FIELD SERVICES 1.3%
Transocean, Inc.
03/15/18	6.000%	3,900,000	3,724,500

Transocean, Inc.(c)
10/15/17	3.000%	4,100,000	3,874,500

Total			7,599,000

OTHER INDUSTRY 1.2%
MasTec, Inc.
03/15/23	4.875%	8,450,000	7,140,250

PHARMACEUTICALS 1.8%
AMAG Pharmaceuticals, Inc.(b)
09/01/23	7.875%	5,200,000	4,329,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(b)
03/01/23	5.500%	7,600,000	6,517,000

Total			10,846,000

PROPERTY & CASUALTY 1.1%
Radian Group, Inc.
06/15/20	5.250%	6,400,000	6,272,000

RETAILERS 1.1%
Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	5,468,000	6,739,310

SUPERMARKETS 1.1%
Safeway, Inc.
02/01/31	7.250%	6,988,000	6,621,130

TECHNOLOGY 1.7%
Equinix, Inc.
01/01/25	5.750%	3,000,000	3,037,500

Micron Technology, Inc.
02/01/25	5.500%	7,400,000	6,863,500

Total			9,901,000

WIRELINES 1.4%
Frontier Communications Corp.
01/15/25	6.875%	3,100,000	2,542,000

Frontier Communications Corp.(b)
09/15/25	11.000%	5,940,000	5,821,200

Total			8,363,200

Total Corporate Bonds & Notes
(Cost: $169,239,995)			150,493,485

Convertible Bonds 17.2%
AUTOMOTIVE 1.5%
Navistar International Corp.
10/15/18	4.500%	2,990,000	2,182,700
04/15/19	4.750%	9,651,000	7,003,007

Total			9,185,707

HEALTH CARE 0.5%
Fluidigm Corp.
02/01/34	2.750%	4,900,000	3,254,335

MEDIA AND ENTERTAINMENT 0.5%
Liberty Interactive LLC
03/30/43	0.750%	1,840,000	2,820,950

OIL FIELD SERVICES 0.9%
Cobalt International Energy, Inc.
12/01/19	2.625%	6,200,000	4,460,900

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy XXI Ltd.
12/15/18	3.000%	6,500,000	762,970

Total			5,223,870

OTHER FINANCIAL INSTITUTIONS 1.6%
American Energy-Permian Basin LLC Junior Subordinated PIK(b)
05/01/22	8.000%	3,432,000	188,760

Forest City Enterprises, Inc.
08/15/20	3.625%	5,897,000	6,416,673

Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	3,007,069

Total			9,612,502

OTHER INDUSTRY 0.8%
General Cable Corp. Subordinated(c)
11/15/29	4.500%	6,700,000	4,509,938

OTHER REIT 2.8%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	4,260,000	4,561,182

Extra Space Storage LP(b)
10/01/35	3.125%	4,650,000	5,071,406

RWT Holdings, Inc.(b)
11/15/19	5.625%	3,900,000	3,701,471

Starwood Waypoint Residential Trust
10/15/17	4.500%	1,800,000	1,814,238
07/01/19	3.000%	1,400,000	1,338,750

Total			16,487,047

PHARMACEUTICALS 1.8%
ARIAD Pharmaceuticals, Inc.(b)
06/15/19	3.625%	2,850,000	2,881,036

Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	8,600,000	5,806,720

Corsicanto Ltd.
01/15/32	3.500%	1,800,000	1,716,750

Total			10,404,506

PROPERTY & CASUALTY 1.1%
MGIC Investment Corp. Junior Subordinated(b)(c)
04/01/63	9.000%	5,200,000	6,464,250

REFINING 0.4%
Clean Energy Fuels Corp.(b)
10/01/18	5.250%	4,250,000	2,417,400

RETAILERS 0.6%
Iconix Brand Group, Inc.
06/01/16	2.500%	3,700,000	3,339,250

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 3.4%
Ciena Corp.
12/15/20	4.000%	2,300,000	3,342,187

Exelixis, Inc.
08/15/19	4.250%	2,500,000	2,970,313

Mentor Graphics Corp.
04/01/31	4.000%	4,220,000	4,449,462

SunEdison, Inc.(b)
06/01/25	3.375%	5,600,000	1,597,344

TiVo, Inc.
10/01/21	2.000%	3,800,000	3,323,670

j2 Global, Inc.
06/15/29	3.250%	3,400,000	4,413,625

Total			20,096,601

TOBACCO 0.7%
Vector Group Ltd.(c)
04/15/20	1.750%	3,600,000	4,266,792

WIRELESS 0.6%
Gogo, Inc.(b)
03/01/20	3.750%	3,640,000	3,645,424

Total Convertible Bonds
(Cost: $118,819,529)			101,728,572

Preferred Debt 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 1.1%
Citigroup Capital XIII(c)
10/30/40	7.875%	240,000	6,235,200

Total Preferred Debt
(Cost: $6,234,684)			6,235,200

Money Market Funds 0.8%
		Shares	Value ($)

JPMorgan Prime Money Market Fund, Agency Shares, 0.010%(d)		4,732,883	4,732,883

Total Money Market Funds
(Cost: $4,732,883)			4,732,883

Total Investments
(Cost: $634,408,128)			585,144,454

Other Assets & Liabilities, Net			5,218,265

Net Assets			590,362,719

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2015, the value of these securities amounted to $103,736,670 or 17.57% of net assets.

(c)	Variable rate security.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	13,045,800	—	—	13,045,800

Consumer Staples	12,706,275	—	—	12,706,275

Energy	16,176,000	—	—	16,176,000

Financials	44,494,254	—	—	44,494,254

Health Care	29,670,125	—	—	29,670,125

Industrials	26,412,585	—	—	26,412,585

Information Technology	41,615,700	—	—	41,615,700

Materials	6,516,250	27,384	—	6,543,634

Telecommunication Services	6,397,300	—	—	6,397,300

Utilities	16,985,517	—	—	16,985,517

Total Common Stocks	214,019,806	27,384	—	214,047,190

Convertible Preferred Stocks

Consumer Discretionary	5,909,500	—	—	5,909,500

Consumer Staples	4,809,000	6,046,157	—	10,855,157

Energy	10,026,100	2,822,188	—	12,848,288

Financials	23,100,750	16,094,322	—	39,195,072

Health Care	16,649,385	—	—	16,649,385

Materials	3,059,000	2,979,570	—	6,038,570

Telecommunication Services	5,981,760	—	—	5,981,760

Utilities	—	2,604,360	—	2,604,360

Total Convertible Preferred Stocks	69,535,495	30,546,597	—	100,082,092

Limited Partnerships

Energy	1,760,650	—	—	1,760,650

Industrials	3,006,882	—	—	3,006,882

Utilities	3,057,500	—	—	3,057,500

Total Limited Partnerships	7,825,032	—	—	7,825,032

Corporate Bonds & Notes	—	150,493,485	—	150,493,485

Convertible Bonds	—	101,728,572	—	101,728,572

Preferred Debt	6,235,200	—	—	6,235,200

Money Market Funds	4,732,883	—	—	4,732,883

Total Investments	302,348,416	282,796,038	—	585,144,454

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
15,182,025	—	—	15,182,025

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

(identified cost $634,408,128)	$585,144,454

Receivable for:

Investments sold	3,704,585

Capital shares sold	549,934

Dividends	1,465,513

Interest	4,148,014

Foreign tax reclaims	4,759

Prepaid expenses	4,084

Other assets	43,449

Total assets	595,064,792

Liabilities

Payable for:

Investments purchased	2,671,517

Capital shares purchased	1,836,808

Investment management fees	31,519

Distribution and/or service fees	18,289

Transfer agent fees	82,917

Compensation of board members	20,624

Other expenses	40,399

Total liabilities	4,702,073

Net assets applicable to outstanding capital stock	$590,362,719

Represented by

Paid-in capital	$634,099,196

Undistributed net investment income	2,068,366

Accumulated net realized gain	3,458,831

Unrealized appreciation (depreciation) on:

Investments	(49,263,674)

Total — representing net assets applicable to outstanding capital stock	$590,362,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$313,799,710

Shares outstanding	27,816,646

Net asset value per share	$11.28

Maximum offering price per share(a)	$11.97

Class C

Net assets	$142,618,648

Shares outstanding	12,714,325

Net asset value per share	$11.22

Class I

Net assets	$2,378

Shares outstanding	210

Net asset value per share(b)	$11.31

Class R

Net assets	$1,005,719

Shares outstanding	89,224

Net asset value per share	$11.27

Class R4

Net assets	$18,922,310

Shares outstanding	1,665,833

Net asset value per share	$11.36

Class R5

Net assets	$4,104,220

Shares outstanding	361,095

Net asset value per share	$11.37

Class W

Net assets	$7,367

Shares outstanding	653

Net asset value per share(b)	$11.29

Class Z

Net assets	$109,902,367

Shares outstanding	9,741,689

Net asset value per share	$11.28

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends	$9,832,768

Interest	8,757,125

Foreign taxes withheld	(60,993)

Total income	18,528,900

Expenses:

Investment management fees	2,199,337

Distribution and/or service fees

Class A	439,929

Class C	782,417

Class R	3,113

Class W	11

Transfer agent fees

Class A	242,237

Class C	107,694

Class R	857

Class R4	14,831

Class R5	1,082

Class W	6

Class Z	93,080

Compensation of board members	9,005

Custodian fees	3,699

Printing and postage fees	30,466

Registration fees	61,017

Audit fees	15,916

Legal fees	6,220

Other	11,328

Total expenses	4,022,245

Net investment income	14,506,655

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(2,380,207)

Net realized loss	(2,380,207)

Net change in unrealized appreciation (depreciation) on:

Investments	(68,835,040)

Net change in unrealized depreciation	(68,835,040)

Net realized and unrealized loss	(71,215,247)

Net decrease in net assets from operations	$(56,708,592)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations

Net investment income	$14,506,655	$18,978,704

Net realized gain (loss)	(2,380,207)	7,476,002

Net change in unrealized depreciation	(68,835,040)	(3,503,979)

Net increase (decrease) in net assets resulting from operations	(56,708,592)	22,950,727

Distributions to shareholders

Net investment income

Class A	(7,672,235)	(9,693,796)

Class C	(2,821,985)	(2,873,702)

Class I	(464,728)	(2,427,144)

Class R	(25,871)	(19,858)

Class R4	(494,015)	(643,696)

Class R5	(101,113)	(218,490)

Class W	(192)	(463)

Class Z	(3,118,199)	(3,517,300)

Net realized gains

Class A	—	(2,299,260)

Class C	—	(914,453)

Class I	—	(331,374)

Class R	—	(3,910)

Class R4	—	(144,150)

Class R5	—	(30,995)

Class W	—	(90)

Class Z	—	(859,492)

Total distributions to shareholders	(14,698,338)	(23,978,173)

Increase (decrease) in net assets from capital stock activity	(96,300,744)	409,819,949

Total increase (decrease) in net assets	(167,707,674)	408,792,503

Net assets at beginning of period	758,070,393	349,277,890

Net assets at end of period	$590,362,719	$758,070,393

Undistributed net investment income	$2,068,366	$2,260,049

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	3,147,323	37,329,922	22,675,296	280,937,098

Distributions reinvested	638,043	7,507,805	959,724	11,704,921

Redemptions	(5,784,709)	(67,095,820)	(7,229,662)	(88,809,257)

Net increase (decrease)	(1,999,343)	(22,258,093)	16,405,358	203,832,762

Class C shares

Subscriptions	1,278,784	15,128,509	10,196,906	125,638,940

Distributions reinvested	216,123	2,527,689	283,361	3,434,739

Redemptions	(1,868,711)	(21,567,427)	(1,363,394)	(16,645,108)

Net increase (decrease)	(373,804)	(3,911,229)	9,116,873	112,428,571

Class I shares

Subscriptions	1,566	18,875	4,372	54,892

Distributions reinvested	37,656	464,669	223,649	2,758,402

Redemptions	(3,932,317)	(47,354,841)	(3,292,608)	(40,850,898)

Net decrease	(3,893,095)	(46,871,297)	(3,064,587)	(38,037,604)

Class R shares

Subscriptions	17,742	206,217	126,363	1,548,001

Distributions reinvested	2,194	25,820	1,934	23,668

Redemptions	(40,287)	(468,932)	(60,939)	(755,042)

Net increase (decrease)	(20,351)	(236,895)	67,358	816,627

Class R4 shares

Subscriptions	150,926	1,819,699	1,699,662	21,283,404

Distributions reinvested	41,603	493,959	64,177	787,736

Redemptions	(415,770)	(4,864,768)	(591,630)	(7,311,366)

Net increase (decrease)	(223,241)	(2,551,110)	1,172,209	14,759,774

Class R5 shares

Subscriptions	21,322	245,623	554,069	7,029,505

Distributions reinvested	8,519	101,056	20,124	249,373

Redemptions	(39,342)	(459,791)	(652,674)	(8,080,808)

Net decrease	(9,501)	(113,112)	(78,481)	(801,930)

Class W shares

Distributions reinvested	12	137	36	448

Redemptions	(197)	(2,295)	(455)	(5,522)

Net decrease	(185)	(2,158)	(419)	(5,074)

Class Z shares

Subscriptions	2,277,799	27,261,573	12,716,763	157,609,934

Distributions reinvested	211,982	2,497,866	279,991	3,405,321

Redemptions	(4,325,674)	(50,116,289)	(3,610,424)	(44,188,432)

Net increase (decrease)	(1,835,893)	(20,356,850)	9,386,330	116,826,823

Total net increase (decrease)	(8,355,413)	(96,300,744)	33,004,641	409,819,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.49		$12.59	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.26		0.39	0.43	0.45	0.33

Net realized and unrealized gain (loss)	(1.21)		0.02	0.96	1.69	0.16	(b)

Total from investment operations	(0.95)		0.41	1.39	2.14	0.49

Less distributions to shareholders:

Net investment income	(0.26)		(0.43)	(0.44)	(0.43)	(0.17)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.26)		(0.51)	(0.78)	(0.48)	(0.17)

Net asset value, end of period	$11.28		$12.49	$12.59	$11.98	$10.32

Total return	(7.69%)		3.37%	12.17%	21.18%	4.97%

Ratios to average net assets(d)

Total gross expenses	1.08	%(e)	1.08%	1.17%	1.85%	2.02	%(e)

Total net expenses(f)	1.08	%(e)	1.07%	1.02%	1.10%	1.10	%(e)

Net investment income	4.39	%(e)	3.20%	3.52%	4.03%	3.91	%(e)

Supplemental data

Net assets, end of period (in thousands)	$313,800		$372,408	$168,897	$15,534	$5,029

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.42		$12.52	$11.91	$10.28	$10.00

Income from investment operations:

Net investment income	0.21		0.30	0.33	0.37	0.27

Net realized and unrealized gain (loss)	(1.20)		0.01	0.97	1.67	0.15	(b)

Total from investment operations	(0.99)		0.31	1.30	2.04	0.42

Less distributions to shareholders:

Net investment income	(0.21)		(0.33)	(0.35)	(0.36)	(0.14)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.21)		(0.41)	(0.69)	(0.41)	(0.14)

Net asset value, end of period	$11.22		$12.42	$12.52	$11.91	$10.28

Total return	(8.01%)		2.61%	11.38%	20.26%	4.27%

Ratios to average net assets(d)

Total gross expenses	1.83	%(e)	1.83%	1.92%	2.63%	2.73	%(e)

Total net expenses(f)	1.83	%(e)	1.82%	1.78%	1.85%	1.85	%(e)

Net investment income	3.65	%(e)	2.47%	2.79%	3.26%	3.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$142,619		$162,563	$49,739	$1,925	$193

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.51		$12.61	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.26		0.43	0.47	0.48	0.37

Net realized and unrealized gain (loss)	(1.18)		0.02	0.98	1.69	0.14	(b)

Total from investment operations	(0.92)		0.45	1.45	2.17	0.51

Less distributions to shareholders:

Net investment income	(0.28)		(0.47)	(0.48)	(0.46)	(0.19)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.28)		(0.55)	(0.82)	(0.51)	(0.19)

Net asset value, end of period	$11.31		$12.51	$12.61	$11.98	$10.32

Total return	(7.41%)		3.75%	12.69%	21.55%	5.14%

Ratios to average net assets(d)

Total gross expenses	0.66	%(e)	0.69%	0.77%	0.86%	1.12	%(e)

Total net expenses(f)	0.66	%(e)	0.67%	0.69%	0.78%	0.74	%(e)

Net investment income	4.05	%(e)	3.44%	3.84%	4.33%	4.19	%(e)

Supplemental data

Net assets, end of period (in thousands)	$2		$48,686	$87,713	$84,270	$81,861

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.48		$12.58	$11.97	$10.31	$10.00

Income from investment operations:

Net investment income	0.24		0.36	0.41	0.42	0.30

Net realized and unrealized gain (loss)	(1.21)		0.02	0.95	1.69	0.16	(b)

Total from investment operations	(0.97)		0.38	1.36	2.11	0.46

Less distributions to shareholders:

Net investment income	(0.24)		(0.40)	(0.41)	(0.40)	(0.15)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.24)		(0.48)	(0.75)	(0.45)	(0.15)

Net asset value, end of period	$11.27		$12.48	$12.58	$11.97	$10.31

Total return	(7.82%)		3.11%	11.87%	20.87%	4.64%

Ratios to average net assets(d)

Total gross expenses	1.33	%(e)	1.34%	1.41%	2.12%	2.42	%(e)

Total net expenses(f)	1.33	%(e)	1.33%	1.29%	1.35%	1.35	%(e)

Net investment income	4.11	%(e)	2.94%	3.38%	3.79%	3.48	%(e)

Supplemental data

Net assets, end of period (in thousands)	$1,006		$1,368	$531	$3	$3

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.58		$12.68	$12.05	$10.93

Income from investment operations:

Net investment income	0.28		0.43	0.47	0.36

Net realized and unrealized gain (loss)	(1.23)		0.01	0.97	1.08

Total from investment operations	(0.95)		0.44	1.44	1.44

Less distributions to shareholders:

Net investment income	(0.27)		(0.46)	(0.47)	(0.27)

Net realized gains	—		(0.08)	(0.34)	(0.05)

Total distributions to shareholders	(0.27)		(0.54)	(0.81)	(0.32)

Net asset value, end of period	$11.36		$12.58	$12.68	$12.05

Total return	(7.60%)		3.61%	12.55%	13.40%

Ratios to average net assets(b)

Total gross expenses	0.83	%(c)	0.83%	0.92%	1.59	%(c)

Total net expenses(d)	0.83	%(c)	0.82%	0.77%	0.85	%(c)

Net investment income	4.61	%(c)	3.45%	3.83%	4.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$18,922		$23,755	$9,087	$897

Portfolio turnover	36%		60%	48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.58		$12.68	$12.05	$10.93

Income from investment operations:

Net investment income	0.28		0.42	0.47	0.37

Net realized and unrealized gain (loss)	(1.21)		0.03	0.97	1.07

Total from investment operations	(0.93)		0.45	1.44	1.44

Less distributions to shareholders:

Net investment income	(0.28)		(0.47)	(0.47)	(0.27)

Net realized gains	—		(0.08)	(0.34)	(0.05)

Total distributions to shareholders	(0.28)		(0.55)	(0.81)	(0.32)

Net asset value, end of period	$11.37		$12.58	$12.68	$12.05

Total return	(7.48%)		3.66%	12.55%	13.41%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)	0.74%	0.82%	0.86	%(c)

Total net expenses(d)	0.74	%(c)	0.72%	0.76%	0.84	%(c)

Net investment income	4.74	%(c)	3.41%	3.84%	4.29	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,104		$4,663	$5,695	$16,569

Portfolio turnover	36%		60%	48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.50		$12.60	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.26		0.38	0.43	0.44	0.28

Net realized and unrealized gain (loss)	(1.21)		0.02	0.97	1.69	0.21	(b)

Total from investment operations	(0.95)		0.40	1.40	2.13	0.49

Less distributions to shareholders:

Net investment income	(0.26)		(0.42)	(0.44)	(0.42)	(0.17)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.26)		(0.50)	(0.78)	(0.47)	(0.17)

Net asset value, end of period	$11.29		$12.50	$12.60	$11.98	$10.32

Total return	(7.68%)		3.33%	12.22%	21.13%	4.92%

Ratios to average net assets(d)

Total gross expenses	1.06	%(e)	1.07%	1.17%	1.91%	1.76	%(e)

Total net expenses(f)	1.06	%(e)	1.07%	1.08%	1.10%	1.10	%(e)

Net investment income	4.35	%(e)	3.08%	3.52%	3.97%	3.23	%(e)

Supplemental data

Net assets, end of period (in thousands)	$7		$10	$16	$4,875	$7,979

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.49		$12.60	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.27		0.43	0.46	0.48	0.36

Net realized and unrealized gain (loss)	(1.21)		0.00 (b)	0.97	1.68	0.14	(c)

Total from investment operations	(0.94)		0.43	1.43	2.16	0.50

Less distributions to shareholders:

Net investment income	(0.27)		(0.46)	(0.47)	(0.45)	(0.18)

Net realized gains	—		(0.08)	(0.34)	(0.05)	(0.00	)(b)

Total distributions to shareholders	(0.27)		(0.54)	(0.81)	(0.50)	(0.18)

Net asset value, end of period	$11.28		$12.49	$12.60	$11.98	$10.32

Total return	(7.58%)		3.55%	12.54%	21.46%	5.09%

Ratios to average net assets(d)

Total gross expenses	0.83	%(e)	0.83%	0.92%	1.61%	1.82	%(e)

Total net expenses(f)	0.83	%(e)	0.82%	0.75%	0.85%	0.85	%(e)

Net investment income	4.61	%(e)	3.49%	3.82%	4.30%	4.16	%(e)

Supplemental data

Net assets, end of period (in thousands)	$109,902		$144,617	$27,600	$3,716	$1,126

Portfolio turnover	36%		60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based

26	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the

Semiannual Report 2015	27

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc.

28	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

(Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.65% of the Fund’s average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,392,346, and the administrative services fee paid to the Investment Manager was $139,237.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $979.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transactions with Affiliated Funds

For the six months ended November 30, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $6,440,380, respectively. The sale transactions resulted in a net realized gain of $63,527.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class C	0.14
Class R	0.14
Class R4	0.14
Class R5	0.05
Class W	0.13
Class Z	0.14

Semiannual Report 2015	29

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $633,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. There were no unreimbursed distribution expenses for Class C shares. To the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $248,198 for Class A and $25,437 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2015 through September 30, 2016	Prior to October 1, 2015
Class A	1.30%	1.16%
Class C	2.05	1.91
Class I	0.95	0.83
Class R	1.55	1.41
Class R4	1.05	0.91
Class R5	1.00	0.88
Class W	1.30	1.16
Class Z	1.05	0.91

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately

30	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

$634,408,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,432,000
Unrealized depreciation	(74,696,000)
Net unrealized depreciation	$(49,264,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $237,282,351 and $326,808,417, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 51.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or

Semiannual Report 2015	31

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Flexible Capital Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	33

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR148_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Seligman Communications and Information Fund (the Fund) Class A shares returned -1.22% excluding sales charges for the six-month period that ended November 30, 2015.

■	The Fund underperformed its benchmark, the S&P North American Technology Sector Index, which returned 5.45% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/23/83
Excluding sales charges		-1.22	13.41	13.35	11.32
Including sales charges		-6.90	6.88	12.01	10.66
Class B	04/22/96
Excluding sales charges		-1.22	13.40	12.99	10.73
Including sales charges		-6.16	8.55	12.74	10.73
Class C	05/27/99
Excluding sales charges		-1.60	12.54	12.50	10.49
Including sales charges		-2.58	11.57	12.50	10.49
Class I*	08/03/09	-0.99	13.92	13.84	11.62
Class K*	08/03/09	-1.15	13.57	13.49	11.41
Class R	04/30/03	-1.35	13.12	13.06	11.03
Class R4*	08/03/09	-1.09	13.69	13.46	11.30
Class R5	11/30/01	-1.02	13.86	13.78	11.78
Class Z*	09/27/10	-1.09	13.71	13.66	11.48
S&P North American Technology Sector Index		5.45	10.74	15.83	9.97

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Paul Wick

Shekhar Pramanick

Sanjay Devgan

Clark Westmont, CFA

Jeetil Patel

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
Lam Research Corp.	9.0
Synopsys, Inc.	7.2
Synaptics, Inc.	5.9
Teradyne, Inc.	5.4
Apple, Inc.	5.0
Broadcom Corp., Class A	4.3
Avago Technologies Ltd.	4.2
Qorvo, Inc.	3.6
Maxim Integrated Products, Inc.	3.6
Visa, Inc., Class A	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	1.8
Financials	0.0	(a)
Health Care	0.5
Information Technology	97.6
Telecommunication Services	0.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

4	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	987.80	1,018.40	6.83	6.94	1.36
Class B	1,000.00	1,000.00	987.80	1,018.45	6.78	6.89	1.35
Class C	1,000.00	1,000.00	984.00	1,014.61	10.58	10.74	2.11
Class I	1,000.00	1,000.00	990.10	1,020.67	4.58	4.65	0.91
Class K	1,000.00	1,000.00	988.50	1,019.11	6.13	6.23	1.22
Class R	1,000.00	1,000.00	986.50	1,017.14	8.08	8.21	1.61
Class R4	1,000.00	1,000.00	989.10	1,019.66	5.58	5.67	1.11
Class R5	1,000.00	1,000.00	989.80	1,020.37	4.88	4.95	0.97
Class Z	1,000.00	1,000.00	989.10	1,019.66	5.58	5.67	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 1.8%
Diversified Consumer Services 1.5%

LifeLock, Inc.(a)	4,322,700	62,419,788

Media 0.3%

Viacom, Inc., Class B	220,900	10,998,611

Total Consumer Discretionary		73,418,399

FINANCIALS —%
Diversified Financial Services —%

Hanei Corp.(a)(b)(c)(d)	49,382	—

Total Financials		—

HEALTH CARE 0.5%
Health Care Technology 0.5%

Veeva Systems Inc., Class A(a)	735,087	21,214,611

Total Health Care		21,214,611

INFORMATION TECHNOLOGY 94.7%
Communications Equipment 5.9%

Arista Networks, Inc.(a)	878,757	64,606,215

Arris Group, Inc.(a)	530,000	16,202,100

Cisco Systems, Inc.	2,817,900	76,787,775

F5 Networks, Inc.(a)	528,300	54,414,900

Flashpoint Technology, Inc.(a)(b)(c)(d)	246,914	—

Palo Alto Networks, Inc.(a)	167,500	31,379,450

Total		243,390,440

Electronic Equipment, Instruments & Components 0.1%

Cognex Corp.	116,900	4,336,990

Internet Software & Services 6.9%

Alphabet, Inc., Class A(a)	126,600	96,576,810

Alphabet, Inc., Class C(a)	153,851	114,249,753

eBay, Inc.(a)	384,600	11,380,314

Facebook, Inc., Class A(a)	506,300	52,776,712

Q2 Holdings, Inc.(a)	400,159	10,996,369

Total		285,979,958

IT Services 7.1%

Computer Sciences Corp.	733,700	22,986,821

CSRA, Inc.(a)	733,700	23,118,887

Euronet Worldwide, Inc.(a)	99,523	7,734,927

Fidelity National Information Services, Inc.	369,400	23,519,698

PayPal Holdings, Inc.(a)	271,400	9,569,564

Sabre Corp.	733,131	21,451,413

Travelport Worldwide Ltd.	3,653,606	48,629,496

Vantiv, Inc., Class A(a)	210,614	11,101,464

Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	1,601,200	126,510,812

Total		294,623,082

Semiconductors & Semiconductor Equipment 48.5%

Advanced Energy Industries, Inc.(a)(e)	2,471,270	72,086,946

Altera Corp.	793,100	41,875,680

Applied Materials, Inc.	604,500	11,346,465

Atmel Corp.	2,753,500	23,817,775

Avago Technologies Ltd.	1,301,931	169,836,899

Broadcom Corp., Class A	3,154,797	172,346,560

Cavium, Inc.(a)	676,348	45,389,714

Cypress Semiconductor Corp.	2,218,200	24,000,924

Freescale Semiconductor Holdings I Ltd.(a)	1,030,892	40,112,008

Lam Research Corp.	4,654,432	363,976,583

Lattice Semiconductor Corp.(a)(e)	10,907,877	68,610,546

Mattson Technology, Inc.(a)(e)	7,490,187	22,320,757

Maxim Integrated Products, Inc.	3,765,800	146,000,066

Micron Technology, Inc.(a)	1,190,100	18,958,293

Microsemi Corp.(a)	2,528,889	91,065,293

NXP Semiconductors NV(a)	73,900	6,906,694

Qorvo, Inc.(a)	2,524,977	146,625,414

Skyworks Solutions, Inc.	1,163,326	96,579,325

Synaptics, Inc.(a)(e)	2,634,849	236,530,395

Teradyne, Inc.(e)	10,572,277	219,691,916

Total		2,018,078,253

Software 18.9%

Activision Blizzard, Inc.	640,423	24,118,330

AVG Technologies NV(a)	1,751,500	36,939,135

Check Point Software Technologies Ltd.(a)	1,197,749	104,551,510

Nuance Communications, Inc.(a)	3,248,294	67,986,794

Oracle Corp.	505,400	19,695,438

PTC, Inc.(a)	283,300	10,210,132

Rovi Corp.(a)(e)	4,555,000	53,794,550

Salesforce.com, inc.(a)	532,251	42,415,082

SolarWinds, Inc.(a)	1,648,217	96,305,319

Synopsys, Inc.(a)	5,799,701	290,449,026

Verint Systems, Inc.(a)	890,455	41,717,817

Total		788,183,133

Technology Hardware, Storage & Peripherals 7.3%

Apple, Inc.	1,701,500	201,287,450

CPI Card Group, Inc.(a)	1,565,282	15,198,888

Electronics for Imaging, Inc.(a)	1,123,891	55,160,570

EMC Corp.	629,900	15,961,666

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hewlett Packard Enterprise Co.(a)	1,131,900	16,820,034

Total		304,428,608

Total Information Technology		3,939,020,464

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%

AT&T, Inc.	1	33

Ooma, Inc.(a)	284,000	2,201,000

Total		2,201,033

Total Telecommunication Services		2,201,033

Total Common Stocks
(Cost: $2,800,422,018)		4,035,854,507

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(e)(f)	75,979,627	75,979,627

Total Money Market Funds
(Cost: $75,979,627)		75,979,627

Total Investments
(Cost: $2,876,401,645)		4,111,834,134

Other Assets & Liabilities, Net		46,966,389

Net Assets		4,158,800,523

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $0, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpiont Technology, Inc.	09/10/1999	1,000,844

Hanei Corp.	09/10/1999	—

(c)	Negligible market value.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,210,807	501,799,377	(481,030,557)	—	75,979,627	37,783	75,979,627

Advanced Energy Industries, Inc.	51,047,540	1,255,763	—	—	52,303,303	—	72,086,946

Lattice Semiconductor Corp.	64,666,693	4,117,897	—	—	68,784,590	—	68,610,546

Mattson Technology, Inc.	19,628,264	2,805,628	—	—	22,433,892	—	22,320,757

Rovi Corp*	60,147,464	21,287,357	—	—	81,434,821	—	53,794,550

Synaptics, Inc.	137,052,790	13,739,436	(29,648,170)	5,202,325	126,346,381	—	236,530,395

Teradyne, Inc.*	166,467,341	2,297,367	(3,727,643)	669,397	165,706,462	1,267,593	219,691,916

Total	554,220,899	547,302,825	(514,406,370)	5,871,722	592,989,076	1,305,376	749,014,737

*	Issuer was not an affiliate for the entire period ended November 30, 2015.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Common Stocks

Consumer Discretionary	73,418,399	—	—		73,418,399

Financials	—	—	0	(a)	0	(a)

Health Care	21,214,611	—	—		21,214,611

Information Technology	3,939,020,464	—	0	(a)	3,939,020,464

Telecommunication Services	2,201,033	—	—		2,201,033

Total Common Stocks	4,035,854,507	—	0	(a)	4,035,854,507

Money Market Funds	—	75,979,627	—		75,979,627

Total Investments	4,035,854,507	75,979,627	0	(a)	4,111,834,134

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	55,210,807	55,210,807	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and convertible preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,283,412,569)	$3,362,819,397

Affiliated issuers (identified cost $592,989,076)	749,014,737

Total investments (identified cost $2,876,401,645)	4,111,834,134

Receivable for:

Investments sold	63,040,937

Capital shares sold	2,820,700

Dividends	3,012,314

Prepaid expenses	12,998

Total assets	4,180,721,083

Liabilities

Payable for:

Investments purchased	14,168,552

Capital shares purchased	5,373,525

Investment management fees	304,969

Distribution and/or service fees	126,260

Transfer agent fees	795,624

Plan administration fees	11

Compensation of board members	138,492

Other expenses	1,013,127

Total liabilities	21,920,560

Net assets applicable to outstanding capital stock	$4,158,800,523

Represented by

Paid-in capital	$2,476,871,750

Excess of distributions over net investment income	(6,544,206)

Accumulated net realized gain	453,040,490

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	1,079,406,828

Investments — affiliated issuers	156,025,661

Total — representing net assets applicable to outstanding capital stock	$4,158,800,523

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$2,880,027,196

Shares outstanding	46,317,633

Net asset value per share	$62.18

Maximum offering price per share(a)	$65.97

Class B

Net assets	$16,436,061

Shares outstanding	344,417

Net asset value per share	$47.72

Class C

Net assets	$788,656,621

Shares outstanding	16,679,289

Net asset value per share	$47.28

Class I

Net assets	$3,616

Shares outstanding	54

Net asset value per share(b)	$66.81

Class K

Net assets	$53,843

Shares outstanding	821

Net asset value per share(b)	$65.60

Class R

Net assets	$51,901,467

Shares outstanding	866,998

Net asset value per share	$59.86

Class R4

Net assets	$23,175,262

Shares outstanding	380,884

Net asset value per share	$60.85

Class R5

Net assets	$49,755,393

Shares outstanding	746,907

Net asset value per share	$66.62

Class Z

Net assets	$348,791,064

Shares outstanding	5,256,212

Net asset value per share	$66.36

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$21,297,200

Dividends — affiliated issuers	1,305,376

Foreign taxes withheld	(89,012)

Total income	22,513,564

Expenses:

Investment management fees	18,030,965

Distribution and/or service fees

Class A	3,490,867

Class B	23,104

Class C	3,838,485

Class R	125,771

Transfer agent fees

Class A	2,596,820

Class B	17,205

Class C	713,831

Class K	12

Class R	46,778

Class R4	19,889

Class R5	10,284

Class Z	308,363

Plan administration fees

Class K	60

Compensation of board members	27,192

Custodian fees	15,822

Printing and postage fees	151,923

Registration fees	80,734

Audit fees	11,548

Legal fees	19,325

Other	86,865

Total expenses	29,615,843

Expense reductions	(10,392)

Total net expenses	29,605,451

Net investment loss	(7,091,887)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	151,847,706

Investments — affiliated issuers	5,871,722

Net realized gain	157,719,428

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(143,320,127)

Investments — affiliated issuers	(66,729,016)

Net change in unrealized depreciation	(210,049,143)

Net realized and unrealized loss	(52,329,715)

Net decrease in net assets from operations	$(59,421,602)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations

Net investment loss	$(7,091,887)	$(26,014,027)

Net realized gain	157,719,428	565,425,823

Net change in unrealized appreciation (depreciation)	(210,049,143)	488,006,016

Net increase (decrease) in net assets resulting from operations	(59,421,602)	1,027,417,812

Distributions to shareholders

Net realized gains

Class A	—	(306,529,506)

Class B	—	(3,604,514)

Class C	—	(98,327,154)

Class I	—	(402)

Class K	—	(4,223)

Class R	—	(5,664,152)

Class R4	—	(1,711,256)

Class R5	—	(2,953,391)

Class Z	—	(31,023,422)

Total distributions to shareholders	—	(449,818,020)

Increase (decrease) in net assets from capital stock activity	(49,485,684)	233,690,427

Total increase (decrease) in net assets	(108,907,286)	811,290,219

Net assets at beginning of period	4,267,707,809	3,456,417,590

Net assets at end of period	$4,158,800,523	$4,267,707,809

Undistributed (excess of distributions over) net investment income	$(6,544,206)	$547,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,959,451	115,636,112	3,668,239	210,468,976

Distributions reinvested	—	—	5,054,132	275,905,100

Redemptions	(2,983,184)	(175,010,309)	(7,186,799)	(414,166,263)

Net increase (decrease)	(1,023,733)	(59,374,197)	1,535,572	72,207,813

Class B shares

Subscriptions	2,133	98,357	15,430	654,430

Distributions reinvested	—	—	68,172	2,856,405

Redemptions(a)	(120,484)	(5,482,696)	(270,254)	(12,079,325)

Net decrease	(118,351)	(5,384,339)	(186,652)	(8,568,490)

Class C shares

Subscriptions	564,389	25,484,077	1,128,348	49,569,036

Distributions reinvested	—	—	1,935,632	80,948,037

Redemptions	(852,415)	(38,066,842)	(1,829,247)	(81,707,140)

Net increase (decrease)	(288,026)	(12,582,765)	1,234,733	48,809,933

Class K shares

Subscriptions	117	7,217	1,164	69,672

Distributions reinvested	—	—	67	3,832

Redemptions	(33)	(2,061)	(2,367)	(141,477)

Net increase (decrease)	84	5,156	(1,136)	(67,973)

Class R shares

Subscriptions	157,838	8,870,302	340,459	18,939,538

Distributions reinvested	—	—	93,301	4,916,054

Redemptions	(173,904)	(9,834,669)	(364,947)	(20,212,299)

Net increase (decrease)	(16,066)	(964,367)	68,813	3,643,293

Class R4 shares

Subscriptions	66,125	3,853,059	168,503	9,494,563

Distributions reinvested	—	—	8,421	448,759

Redemptions	(50,775)	(2,988,658)	(79,162)	(4,390,154)

Net increase	15,350	864,401	97,762	5,553,168

Class R5 shares

Subscriptions	370,898	22,925,690	254,569	15,636,055

Distributions reinvested	—	—	44,986	2,621,306

Redemptions	(150,274)	(9,075,154)	(201,354)	(12,591,641)

Net increase	220,624	13,850,536	98,201	5,665,720

Class Z shares

Subscriptions	706,373	44,840,900	2,145,938	131,654,680

Distributions reinvested	—	—	392,614	22,818,712

Redemptions	(495,735)	(30,741,009)	(783,359)	(48,026,429)

Net increase	210,638	14,099,891	1,755,193	106,446,963

Total net increase (decrease)	(999,480)	(49,485,684)	4,602,486	233,690,427

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$62.95		$54.27		$45.03		$42.89		$40.80		$44.71		$38.78

Income from investment operations:

Net investment loss	(0.07)		(0.33)		(0.27)		(0.29)		(0.14)		(0.29)		(0.29)

Net realized and unrealized gain (loss)	(0.70)		16.09		10.29		5.15		2.17		(1.88)		6.20

Increase from payment by affiliate	—		—		—		—		—		0.01		0.01

Total from investment operations	(0.77)		15.76		10.02		4.86		2.03		(2.16)		5.92

Less distributions to shareholders:

Net realized gains	—		(7.08)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.08)		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		—		0.06		—		0.01

Net asset value, end of period	$62.18		$62.95		$54.27		$45.03		$42.89		$40.80		$44.71

Total return	(1.22%)		31.04%		22.48%		11.87%		5.12	%(b)	(4.86	%)(c)	15.29	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	1.36	%(g)	1.35%		1.41	%(h)	1.37	%(h)	1.34	%(g)	1.35	%(h)	1.36%

Total net expenses(i)	1.36	%(g)(j)	1.35	%(j)	1.41	%(h)(j)	1.37	%(h)(j)	1.34	%(g)	1.35	%(h)(j)	1.36%

Net investment loss	(0.23	%)(g)	(0.57%)		(0.55%)		(0.66%)		(0.72	%)(g)	(0.65%)		(0.72%)

Supplemental data

Net assets, end of period (in thousands)	$2,880,027		$2,980,017		$2,486,060		$2,411,838		$2,573,957		$2,536,229		$3,066,071

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$48.31		$43.10		$35.91		$34.89		$33.29		$37.09		$32.42

Income from investment operations:

Net investment loss	(0.07)		(0.26)		(0.21)		(0.39)		(0.23)		(0.52)		(0.49)

Net realized and unrealized gain (loss)	(0.52)		12.55		8.18		4.13		1.78		(1.53)		5.14

Increase from payment by affiliate	—		—		—		—		—		0.00	(b)	0.01

Total from investment operations	(0.59)		12.29		7.97		3.74		1.55		(2.05)		4.66

Less distributions to shareholders:

Net realized gains	—		(7.08)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.08)		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		—		0.05		—		0.01

Net asset value, end of period	$47.72		$48.31		$43.10		$35.91		$34.89		$33.29		$37.09

Total return	(1.22%)		31.03%		22.48%		11.39%		4.81	%(c)	(5.57	%)(d)	14.40	%(e)(f)

Ratios to average net assets(g)

Total gross expenses	1.35	%(h)	1.35%		1.41	%(i)(j)	1.83	%(i)(j)	2.10	%(h)	2.10	%(i)	2.11%

Total net expenses(k)	1.35	%(h)(l)	1.35	%(l)	1.41	%(i)(l)	1.83	%(i)(l)	2.10	%(h)	2.10	%(i)(l)	2.11%

Net investment loss	(0.29	%)(h)	(0.57%)		(0.54%)		(1.13%)		(1.47	%)(h)	(1.40%)		(1.48%)

Supplemental data

Net assets, end of period (in thousands)	$16,436		$22,356		$27,991		$36,917		$49,373		$54,282		$85,897

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Gross expense ratio has been revised to conform to current year presentation.

(k)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$48.05		$42.68		$35.83		$34.91		$33.32		$37.12		$32.44

Income from investment operations:

Net investment loss	(0.22)		(0.59)		(0.50)		(0.49)		(0.23)		(0.51)		(0.49)

Net realized and unrealized gain (loss)	(0.55)		12.45		8.13		4.13		1.77		(1.54)		5.15

Increase from payment by affiliate	—		—		—		—		—		0.00	(b)	0.01

Total from investment operations	(0.77)		11.86		7.63		3.64		1.54		(2.05)		4.67

Less distributions to shareholders:

Net realized gains	—		(6.49)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(6.49)		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		—		0.05		—		0.01

Net asset value, end of period	$47.28		$48.05		$42.68		$35.83		$34.91		$33.32		$37.12

Total return	(1.60%)		30.05%		21.57%		11.06%		4.77	%(c)	(5.56	%)(d)	14.43	%(e)(f)

Ratios to average net assets(g)

Total gross expenses	2.11	%(h)	2.10%		2.16	%(i)	2.12	%(i)	2.09	%(h)	2.10	%(i)	2.11%

Total net expenses(j)	2.11	%(h)(k)	2.10	%(k)	2.16	%(i)(k)	2.12	%(i)(k)	2.09	%(h)	2.10	%(i)(k)	2.11%

Net investment loss	(0.99	%)(h)	(1.31%)		(1.30%)		(1.41%)		(1.47	%)(h)	(1.40%)		(1.48%)

Supplemental data

Net assets, end of period (in thousands)	$788,657		$815,273		$671,468		$633,180		$668,588		$670,843		$767,800

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,							Year Ended December 31,
Class I	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$67.48		$57.80	$47.70		$45.08		$42.82		$46.62		$40.29

Income from investment operations:

Net investment income (loss)	0.07		(0.08)	(0.06)		(0.11)		(0.06)		(0.20)		(0.13)

Net realized and unrealized gain (loss)	(0.74)		17.18	10.94		5.45		2.26		(1.86)		6.44

Increase from payment by affiliate	—		—	—		—		—		0.01		0.01

Total from investment operations	(0.67)		17.10	10.88		5.34		2.20		(2.05)		6.32

Less distributions to shareholders:

Net realized gains	—		(7.42)	(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.42)	(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—	—		—		0.06		—		0.01

Net asset value, end of period	$66.81		$67.48	$57.80		$47.70		$45.08		$42.82		$46.62

Total return	(0.99%)		31.58%	23.03%		12.37%		5.28	%(b)	(4.43	%)(c)	15.71	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	0.91	%(g)	0.91%	0.97	%(h)	0.94	%(h)	0.92	%(g)	0.90	%(h)	0.96%

Total net expenses(i)	0.91	%(g)	0.91%	0.97	%(h)	0.94	%(h)	0.92	%(g)	0.90	%(h)	0.96%

Net investment income (loss)	0.21	%(g)	(0.12%)	(0.11%)		(0.23%)		(0.30	%)(g)	(0.41%)		(0.31%)

Supplemental data

Net assets, end of period (in thousands)	$4		$4	$3		$7		$7		$6		$55,590

Portfolio turnover	28%		61%	48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,							Year Ended December 31,
Class K	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$66.36		$56.90	$47.12		$44.69		$42.50		$46.42		$40.24

Income from investment operations:

Net investment loss	(0.02)		(0.33)	(0.22)		(0.24)		(0.12)		(0.25)		(0.24)

Net realized and unrealized gain (loss)	(0.74)		16.97	10.78		5.39		2.25		(1.93)		6.40

Increase from payment by affiliate	—		—	—		—		—		0.01		0.01

Total from investment operations	(0.76)		16.64	10.56		5.15		2.13		(2.17)		6.17

Less distributions to shareholders:

Net realized gains	—		(7.18)	(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.18)	(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—	—		—		0.06		—		0.01

Net asset value, end of period	$65.60		$66.36	$56.90		$47.12		$44.69		$42.50		$46.42

Total return	(1.15%)		31.18%	22.63%		12.04%		5.15	%(b)	(4.71	%)(c)	15.36	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	1.22	%(g)	1.24%	1.27	%(h)	1.24	%(h)	1.23	%(g)	1.23	%(h)	1.26%

Total net expenses(i)	1.22	%(g)	1.24%	1.27	%(h)	1.24	%(h)	1.23	%(g)	1.23	%(h)	1.26%

Net investment loss	(0.07	%)(g)	(0.54%)	(0.44%)		(0.53%)		(0.60	%)(g)	(0.54%)		(0.58%)

Supplemental data

Net assets, end of period (in thousands)	$54		$49	$107		$969		$1,172		$1,061		$507

Portfolio turnover	28%		61%	48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$60.68		$52.49		$43.69		$41.78		$39.79		$43.75		$38.09

Income from investment operations:

Net investment loss	(0.14)		(0.46)		(0.38)		(0.39)		(0.18)		(0.39)		(0.41)

Net realized and unrealized gain (loss)	(0.68)		15.53		9.96		5.02		2.12		(1.83)		6.05

Increase from payment by affiliate	—		—		—		—		—		0.01		0.01

Total from investment operations	(0.82)		15.07		9.58		4.63		1.94		(2.21)		5.65

Less distributions to shareholders:

Net realized gains	—		(6.88)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(6.88)		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		—		0.05		—		0.01

Net asset value, end of period	$59.86		$60.68		$52.49		$43.69		$41.78		$39.79		$43.75

Total return	(1.35%)		30.70%		22.16%		11.63%		5.00	%(b)	(5.08	%)(c)	14.86	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	1.61	%(g)	1.60%		1.66	%(h)	1.62	%(h)	1.59	%(g)	1.60	%(h)	1.70%

Total net expenses(i)	1.61	%(g)(j)	1.60	%(j)	1.66	%(h)(j)	1.62	%(h)(j)	1.59	%(g)	1.60	%(h)(j)	1.70%

Net investment loss	(0.48	%)(g)	(0.82%)		(0.80%)		(0.92%)		(0.98	%)(g)	(0.90%)		(1.06%)

Supplemental data

Net assets, end of period (in thousands)	$51,901		$53,583		$42,742		$41,000		$41,829		$43,815		$47,554

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class R4	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$61.52		$53.23		$44.08		$42.00		$39.98		$43.89		$38.13

Income from investment operations:

Net investment income (loss)	0.01		(0.18)		(0.17)		(0.30)		(0.16)		(0.38)		(0.35)

Net realized and unrealized gain (loss)	(0.68)		15.75		10.10		5.10		2.13		(1.79)		6.09

Increase from payment by affiliate	—		—		—		—		—		0.01		0.01

Total from investment operations	(0.67)		15.57		9.93		4.80		1.97		(2.16)		5.75

Less distributions to shareholders:

Net realized gains	—		(7.28)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.28)		(0.78)		(2.72)		—		(1.75)		—

Increase from payment by affiliate	—		—		—		—		0.05		—		0.01

Net asset value, end of period	$60.85		$61.52		$53.23		$44.08		$42.00		$39.98		$43.89

Total return	(1.09%)		31.35%		22.76%		11.99%		5.05	%(b)	(4.95	%)(c)	15.11	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	1.11	%(g)	1.11%		1.16	%(h)	1.22	%(h)	1.48	%(g)	1.47	%(h)	1.51%

Total net expenses(i)	1.11	%(g)(j)	1.11	%(j)	1.16	%(h)(j)	1.22	%(h)	1.48	%(g)	1.47	%(h)	1.51%

Net investment income (loss)	0.04	%(g)	(0.31%)		(0.35%)		(0.71%)		(0.85	%)(g)	(0.85%)		(0.90%)

Supplemental data

Net assets, end of period (in thousands)	$23,175		$22,487		$14,254		$588		$26		$23		$96

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,							Year Ended December 31,
Class R5	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$67.31		$57.65	$47.61		$45.03		$42.77		$46.60		$40.28

Income from investment operations:

Net investment income (loss)	0.07		(0.11)	(0.10)		(0.13)		(0.07)		(0.12)		(0.15)

Net realized and unrealized gain (loss)	(0.76)		17.15	10.92		5.43		2.27		(1.97)		6.45

Increase from payment by affiliate	—		—	—		—		—		0.01		0.01

Total from investment operations	(0.69)		17.04	10.82		5.30		2.20		(2.08)		6.31

Less distributions to shareholders:

Net realized gains	—		(7.38)	(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.38)	(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—	—		—		0.06		—		0.01

Net asset value, end of period	$66.62		$67.31	$57.65		$47.61		$45.03		$42.77		$46.60

Total return	(1.02%)		31.54%	22.94%		12.29%		5.28	%(b)	(4.49	%)(c)	15.69	%(d)(e)

Ratios to average net assets(f)

Total gross expenses	0.97	%(g)	0.97%	1.03	%(h)	0.99	%(h)	0.98	%(g)	0.97	%(h)	1.00%

Total net expenses(i)	0.97	%(g)	0.97%	1.03	%(h)	0.99	%(h)	0.98	%(g)	0.97	%(h)	1.00%

Net investment income (loss)	0.22	%(g)	(0.17%)	(0.19%)		(0.28%)		(0.35	%)(g)	(0.27%)		(0.37%)

Supplemental data

Net assets, end of period (in thousands)	$49,755		$35,422	$24,681		$17,365		$18,085		$16,922		$18,414

Portfolio turnover	28%		61%	48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended December 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$67.09		$57.47		$47.53		$45.01		$42.77		$46.62		$41.62

Income from investment operations:

Net investment income (loss)	0.01		(0.19)		(0.15)		(0.19)		(0.09)		(0.15)		(0.06)

Net realized and unrealized gain (loss)	(0.74)		17.09		10.87		5.43		2.27		(1.96)		5.05

Increase from payment by affiliate	—		—		—		—		—		0.01		0.01

Total from investment operations	(0.73)		16.90		10.72		5.24		2.18		(2.10)		5.00

Less distributions to shareholders:

Net realized gains	—		(7.28)		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(7.28)		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		—		0.06		—		—

Net asset value, end of period	$66.36		$67.09		$57.47		$47.53		$45.01		$42.77		$46.62

Total return	(1.09%)		31.36%		22.77%		12.16%		5.24	%(c)	(4.53	%)(d)	12.01	%(e)

Ratios to average net assets(f)

Total gross expenses	1.11	%(g)	1.10%		1.16	%(h)	1.12	%(h)	1.09	%(g)	1.09	%(h)	1.13	%(g)

Total net expenses(i)	1.11	%(g)(j)	1.10	%(j)	1.16	%(h)(j)	1.12	%(h)(j)	1.09	%(g)	1.09	%(h)(j)	1.13	%(g)

Net investment income (loss)	0.02	%(g)	(0.31%)		(0.30%)		(0.41%)		(0.45	%)(g)	(0.33%)		(0.50	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$348,791		$338,516		$189,112		$180,926		$235,749		$148,571		$679

Portfolio turnover	28%		61%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

24	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2015	25

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative

26	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.90% of the Fund’s average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $11,444,815, and the administrative services fee paid to the Investment Manager was $668,142.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $3,162.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise

Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2015, the Fund’s total potential future

Semiannual Report 2015	27

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

obligation over the life of the Guaranty is $1,540,530. The liability remaining at November 30, 2015 for non-recurring charges associated with the lease amounted to $889,721 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $10,392.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $18,040,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2015 , and may be recovered from future payments under the distribution plan or CDSCs. There were no unreimbursed distribution expenses for Class B shares. To the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $899,288 for Class A, $3,167 for Class B and $10,433 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.45%	1.45%
Class B	2.20	2.20
Class C	2.20	2.20
Class I	1.06	1.07
Class K	1.36	1.37
Class R	1.70	1.70
Class R4	1.20	1.20
Class R5	1.11	1.12
Class Z	1.20	1.20

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which

28	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The voluntary expense cap included distribution and shareholder services fees. As discussed above, to the extent distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $2,876,402,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,307,889,000
Unrealized depreciation	(72,457,000)
Net unrealized appreciation	$1,235,432,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,114,094,062 and $1,235,032,238, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, one unaffiliated shareholder of record owned 11.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Semiannual Report 2015	29

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Communications and Information Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	31

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2015

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Seligman Communications and Information Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR219_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

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Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

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PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares returned -5.57% excluding sales charges for the six-month period that ended November 30, 2015.

■	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned -2.93% for the same time period.

■

In December 2015, the Fund’s Board of Trustees approved a proposal to merge the Fund with and into Columbia Select Smaller-Cap Value Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders in early 2016 and that a meeting of shareholders to consider the merger will be held in the first half of 2016. If approved, it is anticipated the merger would take place shortly thereafter.

Average Annual Total Returns (%) (for period ended November 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/18/01
Excluding sales charges		-5.57	-2.06	9.59	6.98
Including sales charges		-11.04	-7.72	8.31	6.34
Class B	06/18/01
Excluding sales charges		-5.92	-2.79	8.75	6.22
Including sales charges		-10.62	-7.01	8.47	6.22
Class C	06/18/01
Excluding sales charges		-5.74	-2.76	8.81	6.24
Including sales charges		-6.68	-3.60	8.81	6.24
Class I	03/04/04	-5.35	-1.60	10.09	7.43
Class K	06/18/01	-5.39	-1.93	9.78	7.19
Class R*	12/11/06	-5.52	-2.18	9.34	6.67
Class R4*	12/11/06	-5.46	-1.76	9.76	7.05
Class R5*	12/11/06	-5.43	-1.79	10.05	7.35
Class Y*	10/01/15	-5.53	-2.01	9.60	6.99
Class Z*	09/27/10	-5.39	-1.71	9.88	7.11
Russell 2000 Value Index		-2.93	0.35	10.60	6.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

Metropolitan West Capital Management, LLC

Samir Sikka

Segall Bryant & Hamill, LLC

Mark Dickherber, CFA, CPA

Shaun Nicholson

Effective February 22, 2016, the above-named subadvisers no longer provide portfolio management services to the Fund and Columbia Management Investment Advisers, LLC assumes day-to-day management of the Fund’s portfolio. Richard Rosen and Kari Montanus are named the portfolio managers to the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2015)
AerCap Holdings NV	2.3
Sanmina Corp.	2.3
Endurance Specialty Holdings Ltd.	1.7
Photronics, Inc.	1.5
Aspen Insurance Holdings Ltd.	1.4
Tempur Sealy International, Inc.	1.4
Orthofix International NV	1.3
American National Insurance Co.	1.2
Oshkosh Corp.	1.2
Fairchild Semiconductor International, Inc.	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	93.6
Money Market Funds	6.4
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	11.1
Consumer Staples	2.7
Energy	5.3
Financials	22.6
Health Care	6.3
Industrials	24.2
Information Technology	19.2
Materials	7.4
Utilities	1.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	944.30		1,018.35	6.73		6.99	1.37
Class B	1,000.00	1,000.00	940.80		1,014.56	10.40		10.79	2.12
Class C	1,000.00	1,000.00	942.60		1,014.56	10.41		10.79	2.12
Class I	1,000.00	1,000.00	946.50		1,020.47	4.67		4.85	0.95
Class K	1,000.00	1,000.00	946.10		1,018.95	6.15		6.38	1.25
Class R	1,000.00	1,000.00	944.80		1,017.08	7.96		8.26	1.62
Class R4	1,000.00	1,000.00	945.40		1,019.61	5.51		5.72	1.12
Class R5	1,000.00	1,000.00	945.70		1,020.22	4.92		5.11	1.00
Class Y	1,000.00	1,000.00	1078.8	(a)	1,020.32	1.64	(a)	5.00	0.98	(a)
Class Z	1,000.00	1,000.00	946.10		1,019.61	5.51		5.72	1.12

(a)	Based on operations from October 1, 2015 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.4%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.3%
Auto Components 1.8%

American Axle & Manufacturing Holdings, Inc.(a)	114,839	2,613,736

Dana Holding Corp.	217,619	3,577,656

Total		6,191,392

Hotels, Restaurants & Leisure 0.8%

Interval Leisure Group, Inc.	89,356	1,395,741

Ruby Tuesday, Inc.(a)	64,030	354,086

SeaWorld Entertainment, Inc.	62,400	1,092,624

Total		2,842,451

Household Durables 2.8%

KB Home	148,267	2,089,082

Tempur Sealy International, Inc.(a)	53,970	4,290,615

Whirlpool Corp.	18,649	3,030,836

Total		9,410,533

Leisure Products 0.4%

Arctic Cat, Inc.	69,454	1,546,046

Specialty Retail 3.8%

Abercrombie & Fitch Co., Class A	26,110	667,633

Ascena Retail Group, Inc.(a)	122,117	1,383,585

Chico’s FAS, Inc.	66,900	802,800

Children’s Place, Inc. (The)	23,900	1,154,848

DSW, Inc., Class A	79,080	1,815,677

Finish Line, Inc., Class A (The)	16,308	270,550

Men’s Wearhouse, Inc. (The)	50,786	1,015,212

Party City Holdco, Inc.(a)	113,160	1,437,132

Pier 1 Imports, Inc.	202,950	1,371,942

Rent-A-Center, Inc.	24,256	416,233

Vitamin Shoppe, Inc.(a)	61,500	1,875,750

West Marine, Inc.(a)	71,970	661,404

Total		12,872,766

Textiles, Apparel & Luxury Goods 0.7%

Crocs, Inc.(a)	201,650	2,243,356

Total Consumer Discretionary		35,106,544

CONSUMER STAPLES 2.5%
Beverages 0.5%

Treasury Wine Estates Ltd., ADR	294,430	1,642,919

Food Products 1.7%

Dean Foods Co.	156,180	2,929,937

Flowers Foods, Inc.	25,710	604,699

J&J Snack Foods Corp.	8,250	962,610

Post Holdings, Inc.(a)	20,650	1,435,588

Total		5,932,834

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.2%

Orchids Paper Products Co.	25,179	747,061

Tobacco 0.1%

Alliance One International, Inc.(a)	16,535	211,317

Total Consumer Staples		8,534,131

ENERGY 5.0%
Energy Equipment & Services 1.0%

Dril-Quip, Inc.(a)	19,800	1,249,578

Forum Energy Technologies, Inc.(a)	66,300	1,038,258

Gulfmark Offshore, Inc., Class A	30,255	195,750

Paragon Offshore PLC	325,700	66,736

Parker Drilling Co.(a)	273,500	752,125

Tidewater, Inc.	25,000	237,750

Total		3,540,197

Oil, Gas & Consumable Fuels 4.0%

Advantage Oil & Gas Ltd.(a)	304,421	1,601,254

Ardmore Shipping Corp.	95,916	1,200,868

Bonanza Creek Energy, Inc.(a)	120,381	1,022,035

Carrizo Oil & Gas, Inc.(a)	39,470	1,593,799

Cobalt International Energy, Inc.(a)	129,300	952,941

Diamondback Energy, Inc.(a)	22,150	1,728,143

Laredo Petroleum, Inc.(a)	119,930	1,306,038

Oasis Petroleum, Inc.(a)	116,500	1,338,585

Parsley Energy, Inc., Class A(a)	47,550	934,357

Petroquest Energy, Inc.(a)	745,352	549,772

RSP Permian, Inc.(a)	41,850	1,187,703

Total		13,415,495

Total Energy		16,955,692

FINANCIALS 21.1%
Banks 9.0%

Ameris Bancorp	45,695	1,562,312

Associated Banc-Corp.	38,589	791,460

BankUnited, Inc.	16,145	610,281

Banner Corp.	20,180	1,059,450

First Busey Corp.	49,183	1,081,534

First Community Bancshares, Inc.	47,815	975,426

First Horizon National Corp.	41,980	624,243

First Niagara Financial Group, Inc.	78,740	848,817

FirstMerit Corp.	92,420	1,869,657

Hancock Holding Co.	52,400	1,525,888

Hanmi Financial Corp.	80,930	2,112,273

Investors Bancorp, Inc.	146,153	1,873,681

Lakeland Financial Corp.	22,531	1,084,642

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Prosperity Bancshares, Inc.	50,970	2,824,248

Renasant Corp.	31,050	1,134,257

Simmons First National Corp., Class A	13,255	764,283

Sterling Bancorp	77,183	1,353,790

Texas Capital Bancshares, Inc.(a)	60,500	3,586,440

Umpqua Holdings Corp.	165,410	2,964,147

Zions Bancorporation	69,260	2,075,030

Total		30,721,859

Capital Markets 0.9%

Artisan Partners Asset Management, Inc., Class A	33,050	1,291,925

Virtus Investment Partners, Inc.	12,400	1,689,376

Total		2,981,301

Consumer Finance 0.3%

Encore Capital Group, Inc.(a)	30,230	996,683

Insurance 5.0%

American National Insurance Co.	36,867	3,958,041

Aspen Insurance Holdings Ltd.	91,000	4,597,320

Endurance Specialty Holdings Ltd.	82,396	5,434,840

Horace Mann Educators Corp.	87,576	3,059,030

Total		17,049,231

Real Estate Investment Trusts (REITs) 4.4%

Capstead Mortgage Corp.	42,650	404,748

Chimera Investment Corp.	57,085	804,328

Equity Commonwealth(a)	67,345	1,860,069

Granite Real Estate Investment Trust	90,205	2,776,510

Ladder Capital Corp., Class A	70,750	1,001,112

Mack-Cali Realty Corp.	56,250	1,321,875

New Residential Investment Corp.	111,500	1,418,280

Parkway Properties, Inc.	109,300	1,866,844

PennyMac Mortgage Investment Trust	102,520	1,705,933

Redwood Trust, Inc.	116,060	1,599,307

Total		14,759,006

Thrifts & Mortgage Finance 1.5%

Bank Mutual Corp.	67,948	524,558

Essent Group Ltd.(a)	69,350	1,714,332

Ocwen Financial Corp.(a)	239,000	1,704,070

TFS Financial Corp.	61,610	1,156,420

Total		5,099,380

Total Financials		71,607,460

HEALTH CARE 5.9%
Health Care Equipment & Supplies 4.0%

Alere, Inc.(a)	61,485	2,537,486

Alphatec Holdings, Inc.(a)	225,140	51,782

Common Stocks (continued)
Issuer	Shares	Value ($)
Haemonetics Corp.(a)	107,133	3,453,968

Hill-Rom Holdings, Inc.	10,910	555,428

Integra LifeSciences Holdings Corp.(a)	22,300	1,398,433

Orthofix International NV(a)	104,502	4,134,099

STERIS PLC	20,186	1,541,807

Total		13,673,003

Health Care Providers & Services 1.7%

AMN Healthcare Services, Inc.(a)	54,311	1,602,175

Amsurg Corp.(a)	13,330	1,120,520

HealthSouth Corp.	62,906	2,213,662

LHC Group, Inc.(a)	14,768	687,450

Total		5,623,807

Life Sciences Tools & Services 0.2%

Bio-Rad Laboratories, Inc., Class A(a)	6,050	845,306

Total Health Care		20,142,116

INDUSTRIALS 22.6%
Aerospace & Defense 0.7%

Esterline Technologies Corp.(a)	11,270	1,071,552

Orbital ATK, Inc.	9,684	831,953

Vectrus, Inc.(a)	18,040	435,846

Total		2,339,351

Airlines 0.5%

Air France-KLM, ADR(a)	286,770	1,902,719

Building Products 2.1%

Gibraltar Industries, Inc.(a)	71,306	1,903,157

Simpson Manufacturing Co., Inc.	79,885	2,966,130

Trex Co., Inc.(a)	54,190	2,346,427

Total		7,215,714

Commercial Services & Supplies 2.4%

Essendant, Inc.	50,707	1,836,608

KAR Auction Services, Inc.	65,750	2,493,897

Mobile Mini, Inc.	69,410	2,460,585

Tetra Tech, Inc.	44,300	1,231,097

Total		8,022,187

Construction & Engineering 2.9%

Comfort Systems U.S.A., Inc.	89,219	2,831,811

EMCOR Group, Inc.	15,758	794,203

Great Lakes Dredge & Dock Corp.(a)	219,032	992,215

Primoris Services Corp.	121,700	2,808,836

Tutor Perini Corp.(a)	122,500	2,307,900

Total		9,734,965

Electrical Equipment 1.5%

AZZ, Inc.	42,055	2,503,955

Encore Wire Corp.	46,500	2,030,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
EnerSys	10,010	589,589

Total		5,124,199

Machinery 7.9%

Actuant Corp., Class A	46,820	1,159,263

Astec Industries, Inc.	21,860	880,958

Barnes Group, Inc.	80,700	3,108,564

Dynamic Materials Corp.	20,030	154,631

ESCO Technologies, Inc.	81,955	3,215,095

Harsco Corp.	209,447	2,186,627

IDEX Corp.	15,500	1,221,400

ITT Corp.	21,670	860,516

Kennametal, Inc.	84,918	2,483,851

Manitowoc Co., Inc. (The)	110,500	1,867,450

NN, Inc.	72,795	1,241,155

Oshkosh Corp.	87,245	3,826,566

Terex Corp.	117,804	2,412,626

Watts Water Technologies, Inc., Class A	39,509	2,193,144

Total		26,811,846

Professional Services 0.9%

FTI Consulting, Inc.(a)	11,430	427,253

Korn/Ferry International	28,150	1,035,920

Resources Connection, Inc.	85,300	1,556,725

Total		3,019,898

Road & Rail 0.4%

Landstar System, Inc.	21,400	1,335,788

Trading Companies & Distributors 3.3%

AerCap Holdings NV(a)	163,500	7,429,440

Applied Industrial Technologies, Inc.	21,180	903,327

Beacon Roofing Supply, Inc.(a)	17,950	767,721

Fly Leasing Ltd., ADR	75,418	1,037,752

Veritiv Corp.(a)	27,500	1,085,425

Total		11,223,665

Total Industrials		76,730,332

INFORMATION TECHNOLOGY 18.0%
Communications Equipment 0.9%

Aviat Networks, Inc.(a)	448,926	417,501

Extreme Networks, Inc.(a)	294,741	1,302,755

Polycom, Inc.(a)	99,045	1,349,984

Total		3,070,240

Electronic Equipment, Instruments & Components 7.9%

Celestica, Inc.(a)	54,737	617,433

Electro Scientific Industries, Inc.	221,720	1,121,903

Common Stocks (continued)
Issuer	Shares	Value ($)
FARO Technologies, Inc.(a)	56,500	1,700,085

GSI Group, Inc.(a)	64,590	925,575

II-VI, Inc.(a)	159,055	2,961,604

Jabil Circuit, Inc.	54,400	1,392,096

Mercury Systems, Inc.(a)	86,580	1,695,236

Newport Corp.(a)	22,349	370,770

Park Electrochemical Corp.	47,470	831,200

Plexus Corp.(a)	67,400	2,507,280

Radisys Corp.(a)	163,050	432,083

Sanmina Corp.(a)	315,628	7,155,287

Tech Data Corp.(a)	28,650	1,938,172

Vishay Intertechnology, Inc.	267,012	3,182,783

Total		26,831,507

Internet Software & Services 0.8%

EarthLink Holdings Corp.	71,880	660,577

Endurance International Group Holdings, Inc.(a)	96,842	1,352,883

Marchex, Inc.	153,100	652,206

Total		2,665,666

IT Services 1.0%

CoreLogic, Inc.(a)	40,660	1,498,728

EVERTEC, Inc.	106,762	1,834,171

Total		3,332,899

Semiconductors & Semiconductor Equipment 5.6%

Axcelis Technologies, Inc.(a)	457,720	1,208,381

Brooks Automation, Inc.	208,190	2,321,318

Diodes, Inc.(a)	122,780	2,859,546

Fairchild Semiconductor International, Inc.(a)	190,000	3,712,600

Micron Technology, Inc.(a)	126,000	2,007,180

Photronics, Inc.(a)	434,094	4,762,011

Tessera Technologies, Inc.	39,770	1,266,675

Xcerra Corp.(a)	146,100	883,905

Total		19,021,616

Software 0.9%

CommVault Systems, Inc.(a)	20,780	851,564

Mentor Graphics Corp.	76,200	1,427,226

Xura, Inc.(a)	27,340	707,286

Total		2,986,076

Technology Hardware, Storage & Peripherals 0.9%

Avid Technology, Inc.(a)	128,000	971,520

Logitech International SA	60,775	907,371

Wincor Nixdorf AG ADR	124,400	1,231,560

Total		3,110,451

Total Information Technology		61,018,455

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 6.9%
Chemicals 2.1%

Flotek Industries, Inc.(a)	91,900	1,049,498

Innospec, Inc.	23,020	1,344,368

PolyOne Corp.	87,480	3,147,530

Scotts Miracle-Gro Co., Class A	23,562	1,644,392

Total		7,185,788

Containers & Packaging 0.9%

Myers Industries, Inc.	71,547	1,108,979

Silgan Holdings, Inc.	32,200	1,749,426

Total		2,858,405

Metals & Mining 2.6%

Alamos Gold, Inc., Class A	788,573	2,365,719

AuRico Metals, Inc.(a)	289,874	126,327

B2Gold Corp.(a)	1,974,100	2,171,510

Coeur Mining, Inc.(a)	729,140	1,866,598

Pan American Silver Corp.	97,900	681,384

Schnitzer Steel Industries, Inc., Class A	106,137	1,752,322

Total		8,963,860

Paper & Forest Products 1.3%

PH Glatfelter Co.	86,956	1,546,947

Resolute Forest Products, Inc.(a)	383,998	2,956,785

Total		4,503,732

Total Materials		23,511,785

UTILITIES 1.1%
Electric Utilities 0.7%

PNM Resources, Inc.	23,320	676,280

Common Stocks (continued)
Issuer	Shares	Value ($)
Westar Energy, Inc.	37,000	1,579,160

Total		2,255,440

Gas Utilities 0.2%

New Jersey Resources Corp.	24,190	726,909

Water Utilities 0.2%

American States Water Co.	16,870	705,672

Total Utilities		3,688,021

Total Common Stocks
(Cost: $286,999,013)		317,294,536

Rights —%
INDUSTRIALS —%
Airlines —%

American Airlines Escrow(a)(b)(c)(d)	52,560	—

Total Industrials		—

Total Rights
(Cost: $—)		—

Money Market Funds 6.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.184%(e)(f)	21,843,333	21,843,333

Total Money Market Funds
(Cost: $21,843,333)		21,843,333

Total Investments
(Cost: $308,842,346)		339,137,869

Other Assets & Liabilities, Net		627,735

Net Assets		339,765,604

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $0. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12/17/2013	—

(c)	Negligible market value.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $0.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2015.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,606,519	65,048,743	(59,811,929)	21,843,333	13,753	21,843,333

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Common Stocks

Consumer Discretionary	35,106,544	—	—		35,106,544

Consumer Staples	8,534,131	—	—		8,534,131

Energy	16,955,692	—	—		16,955,692

Financials	71,607,460	—	—		71,607,460

Health Care	20,142,116	—	—		20,142,116

Industrials	76,730,332	—	—		76,730,332

Information Technology	61,018,455	—	—		61,018,455

Materials	23,511,785	—	—		23,511,785

Utilities	3,688,021	—	—		3,688,021

Total Common Stocks	317,294,536	—	—		317,294,536

Rights

Industrials	—	—	0	(a)	0	(a)

Money Market Funds	—	21,843,333	—		21,843,333

Total Investments	317,294,536	21,843,333	0	(a)	339,137,869

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	16,606,519	16,606,519	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $286,999,013)	$317,294,536

Affiliated issuers (identified cost $21,843,333)	21,843,333

Total investments (identified cost $308,842,346)	339,137,869

Receivable for:

Investments sold	1,210,774

Capital shares sold	571,073

Dividends	250,111

Foreign tax reclaims	8,220

Expense reimbursement due from Investment Manager	5,585

Prepaid expenses	3,002

Other assets	14,474

Total assets	341,201,108

Liabilities

Payable for:

Investments purchased	960,179

Capital shares purchased	313,939

Investment management fees	29,097

Distribution and/or service fees	6,595

Transfer agent fees	48,533

Plan administration fees	231

Compensation of board members	34,256

Other expenses	42,674

Total liabilities	1,435,504

Net assets applicable to outstanding capital stock	$339,765,604

Represented by

Paid-in capital	$278,681,800

Undistributed net investment income	617,297

Accumulated net realized gain	30,170,984

Unrealized appreciation (depreciation) on:

Investments	30,295,523

Total — representing net assets applicable to outstanding capital stock	$339,765,604

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A

Net assets	$260,248,390

Shares outstanding	39,345,813

Net asset value per share	$6.61

Maximum offering price per share(a)	$7.01

Class B

Net assets	$3,086,401

Shares outstanding	539,238

Net asset value per share	$5.72

Class C

Net assets	$9,142,946

Shares outstanding	1,590,875

Net asset value per share	$5.75

Class I

Net assets	$21,882,421

Shares outstanding	3,089,116

Net asset value per share	$7.08

Class K

Net assets	$1,068,586

Shares outstanding	156,207

Net asset value per share	$6.84

Class R

Net assets	$6,087,768

Shares outstanding	935,806

Net asset value per share	$6.51

Class R4

Net assets	$9,091,482

Shares outstanding	1,346,564

Net asset value per share	$6.75

Class R5

Net assets	$20,786,832

Shares outstanding	2,984,502

Net asset value per share	$6.96

Class Y

Net assets	$2,698

Shares outstanding	386

Net asset value per share(b)	$6.98

Class Z

Net assets	$8,368,080

Shares outstanding	1,192,684

Net asset value per share	$7.02

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,675,194

Dividends — affiliated issuers	13,753

Interest	158

Foreign taxes withheld	(26,801)

Total income	3,662,304

Expenses:

Investment management fees	1,806,456

Distribution and/or service fees

Class A	328,658

Class B	19,231

Class C	48,058

Class R	15,159

Transfer agent fees

Class A	257,509

Class B	3,772

Class C	9,411

Class K	332

Class R	5,936

Class R4	9,096

Class R5	5,500

Class Z	8,935

Plan administration fees

Class K	1,663

Compensation of board members	6,511

Custodian fees	11,415

Printing and postage fees	40,844

Registration fees	52,027

Audit fees	10,949

Legal fees	4,792

Other	11,741

Total expenses	2,657,995

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(344,427)

Total net expenses	2,313,568

Net investment income	1,348,736

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	12,557,789

Net realized gain	12,557,789

Net change in unrealized appreciation (depreciation) on:

Investments	(34,055,900)

Net change in unrealized depreciation	(34,055,900)

Net realized and unrealized loss	(21,498,111)

Net decrease in net assets from operations	$(20,149,375)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations

Net investment income (loss)	$1,348,736	$(36,240)

Net realized gain	12,557,789	44,320,664

Net change in unrealized depreciation	(34,055,900)	(25,295,103)

Net increase (decrease) in net assets resulting from operations	(20,149,375)	18,989,321

Distributions to shareholders

Net investment income

Class A	—	(200,216)

Class I	—	(55,183)

Class K	—	(2,761)

Class R4	—	(6,176)

Class R5	—	(50,719)

Class Z	—	(16,618)

Net realized gains

Class A	—	(33,408,624)

Class B	—	(830,771)

Class C	—	(1,449,336)

Class I	—	(2,577,782)

Class K	—	(247,372)

Class R	—	(724,932)

Class R4	—	(423,633)

Class R5	—	(2,574,210)

Class Z	—	(1,139,854)

Total distributions to shareholders	—	(43,708,187)

Increase (decrease) in net assets from capital stock activity	(9,072,981)	11,293,650

Total decrease in net assets	(29,222,356)	(13,425,216)

Net assets at beginning of period	368,987,960	382,413,176

Net assets at end of period	$339,765,604	$368,987,960

Undistributed (excess of distributions over) net investment income	$617,297	$(731,439)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	3,234,713	21,314,167	3,608,719	25,841,178

Distributions reinvested	—	—	4,874,266	33,047,525

Redemptions	(3,737,840)	(24,675,649)	(7,774,466)	(56,202,466)

Net increase (decrease)	(503,127)	(3,361,482)	708,519	2,686,237

Class B shares

Subscriptions	2,971	17,217	3,988	26,132

Distributions reinvested	—	—	138,702	819,730

Redemptions(a)	(293,451)	(1,718,806)	(529,084)	(3,391,292)

Net decrease	(290,480)	(1,701,589)	(386,394)	(2,545,430)

Class C shares

Subscriptions	38,709	223,244	133,097	846,535

Distributions reinvested	—	—	234,731	1,391,957

Redemptions	(149,748)	(858,538)	(422,637)	(2,713,825)

Net decrease	(111,039)	(635,294)	(54,809)	(475,333)

Class I shares

Subscriptions	32,952	230,396	10,893	82,844

Distributions reinvested	—	—	364,128	2,632,644

Redemptions	(12,397)	(92,316)	(207,943)	(1,596,410)

Net increase	20,555	138,080	167,078	1,119,078

Class K shares

Subscriptions	10,431	71,390	175,599	1,317,767

Distributions reinvested	—	—	35,634	249,794

Redemptions	(192,292)	(1,373,822)	(240,973)	(1,880,339)

Net decrease	(181,861)	(1,302,432)	(29,740)	(312,778)

Class R shares

Subscriptions	112,799	727,155	222,771	1,595,265

Distributions reinvested	—	—	95,697	640,216

Redemptions	(86,339)	(564,135)	(266,320)	(1,926,521)

Net increase	26,460	163,020	52,148	308,960

Class R4 shares

Subscriptions	252,644	1,754,533	1,121,094	7,712,424

Distributions reinvested	—	—	62,291	429,809

Redemptions	(227,402)	(1,554,195)	(327,883)	(2,359,095)

Net increase	25,242	200,338	855,502	5,783,138

Class R5 shares

Subscriptions	210,930	1,453,501	787,313	5,983,977

Distributions reinvested	—	—	368,670	2,624,929

Redemptions	(400,852)	(2,760,923)	(649,263)	(4,857,701)

Net increase (decrease)	(189,922)	(1,307,422)	506,720	3,751,205

Class Y shares

Subscriptions	386	2,500	—	—

Net increase	386	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	60,378	421,861	282,980	2,167,561

Distributions reinvested	—	—	155,905	1,119,399

Redemptions	(243,132)	(1,690,561)	(302,515)	(2,308,387)

Net increase (decrease)	(182,754)	(1,268,700)	136,370	978,573

Total net increase (decrease)	(1,386,540)	(9,072,981)	1,955,394	11,293,650

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$7.00		$7.55		$7.20		$5.42		$6.18		$4.91

Income from investment operations:

Net investment income (loss)	0.03		(0.00	)(a)	(0.02)		0.00	(a)	(0.01)		(0.03)

Net realized and unrealized gain (loss)	(0.42)		0.37		1.19		1.82		(0.75)		1.30

Total from investment operations	(0.39)		0.37		1.17		1.82		(0.76)		1.27

Less distributions to shareholders:

Net investment income	—		(0.01)		—		(0.01)		—		—

Net realized gains	—		(0.91)		(0.82)		(0.03)		—		—

Total distributions to shareholders	—		(0.92)		(0.82)		(0.04)		—		—

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—

Net asset value, end of period	$6.61		$7.00		$7.55		$7.20		$5.42		$6.18

Total return	(5.57%)		5.23%		16.60%		33.63	%(b)	(12.30%)		25.87%

Ratios to average net assets(c)

Total gross expenses	1.57	%(d)	1.59%		1.63	%(e)	1.70%		1.70%		1.70%

Total net expenses(f)	1.37	%(d)	1.38%		1.40	%(e)(g)	1.42	%(g)	1.50	%(g)	1.53%

Net investment income (loss)	0.75	%(d)	(0.04%)		(0.26%)		0.06%		(0.27%)		(0.56%)

Supplemental data

Net assets, end of period (in thousands)	$260,248		$278,908		$295,555		$277,567		$244,913		$323,548

Portfolio turnover	22%		65%		74%		68%		66%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class B	(Unaudited)		2015	2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$6.08		$6.72	$6.50		$4.93		$5.68		$4.54

Income from investment operations:

Net investment income (loss)	0.00	(a)	(0.05)	(0.07)		(0.04)		(0.05)		(0.07)

Net realized and unrealized gain (loss)	(0.36)		0.32	1.08		1.64		(0.70)		1.21

Total from investment operations	(0.36)		0.27	1.01		1.60		(0.75)		1.14

Less distributions to shareholders:

Net realized gains	—		(0.91)	(0.79)		(0.03)		—		—

Total distributions to shareholders	—		(0.91)	(0.79)		(0.03)		—		—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—		—

Net asset value, end of period	$5.72		$6.08	$6.72		$6.50		$4.93		$5.68

Total return	(5.92%)		4.40%	15.82%		32.66	%(b)	(13.20%)		25.11%

Ratios to average net assets(c)

Total gross expenses	2.32	%(d)	2.34%	2.38	%(e)	2.45%		2.44%		2.47%

Total net expenses(f)	2.12	%(d)	2.13%	2.15	%(e)(g)	2.17	%(g)	2.26	%(g)	2.30%

Net investment income (loss)	0.03	%(d)	(0.81%)	(0.99%)		(0.70%)		(1.05%)		(1.34%)

Supplemental data

Net assets, end of period (in thousands)	$3,086		$5,044	$8,171		$12,609		$17,066		$37,804

Portfolio turnover	22%		65%	74%		68%		66%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015	2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$6.10		$6.74	$6.52		$4.95		$5.69		$4.55

Income from investment operations:

Net investment income (loss)	0.00	(a)	(0.05)	(0.07)		(0.04)		(0.05)		(0.07)

Net realized and unrealized gain (loss)	(0.35)		0.32	1.08		1.64		(0.69)		1.21

Total from investment operations	(0.35)		0.27	1.01		1.60		(0.74)		1.14

Less distributions to shareholders:

Net realized gains	—		(0.91)	(0.79)		(0.03)		—		—

Total distributions to shareholders	—		(0.91)	(0.79)		(0.03)		—		—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—		—

Net asset value, end of period	$5.75		$6.10	$6.74		$6.52		$4.95		$5.69

Total return	(5.74%)		4.39%	15.77%		32.52	%(b)	(13.01%)		25.05%

Ratios to average net assets(c)

Total gross expenses	2.32	%(d)	2.34%	2.38	%(e)	2.45%		2.44%		2.44%

Total net expenses(f)	2.12	%(d)	2.13%	2.15	%(e)(g)	2.17	%(g)	2.26	%(g)	2.29%

Net investment income (loss)	0.01	%(d)	(0.79%)	(1.01%)		(0.69%)		(1.02%)		(1.33%)

Supplemental data

Net assets, end of period (in thousands)	$9,143		$10,389	$11,844		$10,320		$8,563		$10,055

Portfolio turnover	22%		65%	74%		68%		66%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class I	(Unaudited)		2015	2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$7.48		$7.99	$7.56		$5.67		$6.45	$5.10

Income from investment operations:

Net investment income (loss)	0.04		0.03	0.02		0.03		0.01	(0.01)

Net realized and unrealized gain (loss)	(0.44)		0.39	1.25		1.91		(0.79)	1.36

Total from investment operations	(0.40)		0.42	1.27		1.94		(0.78)	1.35

Less distributions to shareholders:

Net investment income	—		(0.02)	—		(0.02)		—	—

Net realized gains	—		(0.91)	(0.84)		(0.03)		—	—

Total distributions to shareholders	—		(0.93)	(0.84)		(0.05)		—	—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—	—

Net asset value, end of period	$7.08		$7.48	$7.99		$7.56		$5.67	$6.45

Total return	(5.35%)		5.65%	17.17%		34.37	%(b)	(12.09%)	26.47%

Ratios to average net assets(c)

Total gross expenses	1.13	%(d)	1.12%	1.12	%(e)	1.13%		1.12%	1.16%

Total net expenses(f)	0.95	%(d)	0.94%	0.95	%(e)	0.97%		1.09%	1.08%

Net investment income (loss)	1.17	%(d)	0.41%	0.20%		0.50%		0.09%	(0.12%)

Supplemental data

Net assets, end of period (in thousands)	$21,882		$22,953	$23,181		$22,350		$19,114	$48,387

Portfolio turnover	22%		65%	74%		68%		66%	54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class K	(Unaudited)		2015	2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$7.23		$7.77	$7.38		$5.55		$6.33	$5.02

Income from investment operations:

Net investment income (loss)	0.03		0.01	(0.01)		0.01		(0.01)	(0.02)

Net realized and unrealized gain (loss)	(0.42)		0.37	1.23		1.86		(0.77)	1.33

Total from investment operations	(0.39)		0.38	1.22		1.87		(0.78)	1.31

Less distributions to shareholders:

Net investment income	—		(0.01)	—		(0.01)		—	—

Net realized gains	—		(0.91)	(0.83)		(0.03)		—	—

Total distributions to shareholders	—		(0.92)	(0.83)		(0.04)		—	—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—	—

Net asset value, end of period	$6.84		$7.23	$7.77		$7.38		$5.55	$6.33

Total return	(5.39%)		5.26%	16.84%		33.85	%(b)	(12.32%)	26.10%

Ratios to average net assets(c)

Total gross expenses	1.41	%(d)	1.42%	1.42	%(e)	1.43%		1.41%	1.41%

Total net expenses(f)	1.25	%(d)	1.24%	1.25	%(e)	1.27%		1.38%	1.33%

Net investment income (loss)	0.80	%(d)	0.11%	(0.11%)		0.21%		(0.15%)	(0.42%)

Supplemental data

Net assets, end of period (in thousands)	$1,069		$2,446	$2,858		$2,450		$1,552	$2,250

Portfolio turnover	22%		65%	74%		68%		66%	54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R	(Unaudited)		2015	2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$6.89		$7.46	$7.13		$5.38		$6.15		$4.90

Income from investment operations:

Net investment income (loss)	0.02		(0.02)	(0.04)		(0.01)		(0.03)		(0.05)

Net realized and unrealized gain (loss)	(0.40)		0.36	1.18		1.79		(0.74)		1.30

Total from investment operations	(0.38)		0.34	1.14		1.78		(0.77)		1.25

Less distributions to shareholders:

Net realized gains	—		(0.91)	(0.81)		(0.03)		—		—

Total distributions to shareholders	—		(0.91)	(0.81)		(0.03)		—		—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—		—

Net asset value, end of period	$6.51		$6.89	$7.46		$7.13		$5.38		$6.15

Total return	(5.52%)		4.92%	16.31%		33.27	%(b)	(12.52%)		25.51%

Ratios to average net assets(c)

Total gross expenses	1.82	%(d)	1.84%	1.88	%(e)	1.95%		1.96%		1.89%

Total net expenses(f)	1.62	%(d)	1.63%	1.65	%(e)(g)	1.66	%(g)	1.76	%(g)	1.80%

Net investment income (loss)	0.49	%(d)	(0.29%)	(0.53%)		(0.22%)		(0.50%)		(0.86%)

Supplemental data

Net assets, end of period (in thousands)	$6,088		$6,268	$6,396		$8,110		$3,545		$1,951

Portfolio turnover	22%		65%	74%		68%		66%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015	2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$7.14		$7.67	$7.29		$5.48		$6.26	$4.98

Income from investment operations:

Net investment income (loss)	0.03		0.03	0.00	(a)	0.01		(0.02)	(0.04)

Net realized and unrealized gain (loss)	(0.42)		0.36	1.21		1.83		(0.76)	1.32

Total from investment operations	(0.39)		0.39	1.21		1.84		(0.78)	1.28

Less distributions to shareholders:

Net investment income	—		(0.01)	—		—		—	—

Net realized gains	—		(0.91)	(0.83)		(0.03)		—	—

Total distributions to shareholders	—		(0.92)	(0.83)		(0.03)		—	—

Increase from payment by affiliate	—		—	—		0.00	(a)	—	—

Net asset value, end of period	$6.75		$7.14	$7.67		$7.29		$5.48	$6.26

Total return	(5.46%)		5.54%	16.98%		33.76	%(b)	(12.46%)	25.70%

Ratios to average net assets(c)

Total gross expenses	1.32	%(d)	1.34%	1.38	%(e)	1.55%		1.65%	1.67%

Total net expenses(f)	1.12	%(d)	1.13%	1.15	%(e)(g)	1.34%		1.63%	1.58%

Net investment income (loss)	1.01	%(d)	0.41%	0.00	%(a)	0.20%		(0.39%)	(0.62%)

Supplemental data

Net assets, end of period (in thousands)	$9,091		$9,428	$3,572		$1,221		$2,585	$2,946

Portfolio turnover	22%		65%	74%		68%		66%	54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$7.36		$7.87	$7.46		$5.60		$6.37	$5.04

Income from investment operations:

Net investment income (loss)	0.04		0.03	0.01		0.03		0.01	(0.01)

Net realized and unrealized gain (loss)	(0.44)		0.39	1.24		1.88		(0.78)	1.34

Total from investment operations	(0.40)		0.42	1.25		1.91		(0.77)	1.33

Less distributions to shareholders:

Net investment income	—		(0.02)	—		(0.02)		—	—

Net realized gains	—		(0.91)	(0.84)		(0.03)		—	—

Total distributions to shareholders	—		(0.93)	(0.84)		(0.05)		—	—

Proceeds from regulatory settlements	—		—	—		0.00	(a)	—	—

Net asset value, end of period	$6.96		$7.36	$7.87		$7.46		$5.60	$6.37

Total return	(5.43%)		5.70%	17.09%		34.23	%(b)	(12.09%)	26.39%

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.17%	1.17	%(e)	1.18%		1.15%	1.20%

Total net expenses(f)	1.00	%(d)	0.99%	1.00	%(e)	1.02%		1.12%	1.11%

Net investment income (loss)	1.13	%(d)	0.36%	0.14%		0.45%		0.13%	(0.16%)

Supplemental data

Net assets, end of period (in thousands)	$20,787		$23,352	$21,005		$18,454		$14,373	$17,344

Portfolio turnover	22%		65%	74%		68%		66%	54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended November 30, 2015(a) (Unaudited)
Per share data
Net asset value, beginning of period	$6.47

Income from investment operations:

Net investment income	0.00	(b)

Net realized and unrealized gain	0.51	(c)

Total from investment operations	0.51

Net asset value, end of period	$6.98

Total return	7.88%

Ratios to average net assets

Total gross expenses	1.23	%(d)

Total net expenses(e)	0.98	%(d)

Net investment income	0.09	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	22%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2015 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015	2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.42		$7.94	$7.52		$5.65		$6.43		$5.09

Income from investment operations:

Net investment income (loss)	0.04		0.02	(0.00	)(b)	0.02		(0.00	)(b)	(0.01)

Net realized and unrealized gain (loss)	(0.44)		0.38	1.25		1.90		(0.78)		1.35

Total from investment operations	(0.40)		0.40	1.25		1.92		(0.78)		1.34

Less distributions to shareholders:

Net investment income	—		(0.01)	—		(0.02)		—		—

Net realized gains	—		(0.91)	(0.83)		(0.03)		—		—

Total distributions to shareholders	—		(0.92)	(0.83)		(0.05)		—		—

Proceeds from regulatory settlements	—		—	—		0.00	(b)	—		—

Net asset value, end of period	$7.02		$7.42	$7.94		$7.52		$5.65		$6.43

Total return	(5.39%)		5.46%	17.01%		34.03	%(c)	(12.13%)		26.33%

Ratios to average net assets(d)

Total gross expenses	1.32	%(e)	1.34%	1.38	%(f)	1.45%		1.44%		1.32	%(e)

Total net expenses(g)	1.12	%(e)	1.13%	1.15	%(f)(h)	1.16	%(h)	1.25	%(h)	1.20	%(e)

Net investment income (loss)	1.03	%(e)	0.22%	(0.01%)		0.30%		(0.00	)(b)	(0.22	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$8,368		$10,199	$9,832		$6,848		$3,960		$4,338

Portfolio turnover	22%		65%	74%		68%		66%		54%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus. Class Y shares commenced operations on October 1, 2015.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted

28	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015	29

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.05% to 0.92% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 1.05% of the Fund’s average daily net assets.

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COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,129,697, and the administrative services fee paid to the Investment Manager was $93,838.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Segall Bryant & Hamill, LLC to each serving as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2015, other expenses paid by the Fund to this company were $750.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment

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COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $911,000 and $106,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $44,811 for Class A, $460 for Class B and $346 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2015 through September 30, 2016	Prior to October 1, 2015
Class A	1.37%	1.50%
Class B	2.12	2.25
Class C	2.12	2.25
Class I	0.98	1.07
Class K	1.28	1.37
Class R	1.62	1.75
Class R4	1.12	1.25
Class R5	1.03	1.12
Class Y	0.98	—
Class Z	1.12	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to October 1, 2015, the Fund’s expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees

32	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the annual rates of 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.94% for Class I, 1.24% for Class K, 1.62% for Class R, 1.12% for Class R4, 0.99% for Class R5 and 1.12% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $308,842,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$71,235,000
Unrealized depreciation	(40,939,000)
Net unrealized appreciation	$30,296,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,419,274 and $84,445,360, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 72.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Semiannual Report 2015	33

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Industrial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

In December 2015, the Board approved a proposal to merge the Fund into Columbia Select Smaller-Cap Value

Fund. It is expected that shareholders of the Fund will vote on the proposed merger in the first half of 2016. If approved by shareholders, the merger will take place shortly thereafter.

Effective February 22, 2016, Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Segall Bryant & Hamill, LLC will no longer serve as subadvisers to the Fund and the Investment Manager will assume the day-to-day management of the Fund’s portfolio.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in

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COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	35

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Advisor Small Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each of Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Segall Bryant & Hamill, LLC (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with

36	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser was in a position to provide quality services to the Fund.
Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for monitoring each Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

Semiannual Report 2015	37

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing Metropolitan West Capital Management, LLC and Segall Bryant & Hamill, LLC to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

38	Semiannual Report 2015

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	39

Columbia Multi-Advisor Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR203_05_F01_(01/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2016